UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.3% (j)
Common Stocks — 92.1%
		Consumer Discretionary — 15.2%
		Auto Components — 0.3%
4		Delphi Automotive plc, (United Kingdom)	263

		Automobiles — 0.5%
16		General Motors Co.	514

		Hotels, Restaurants & Leisure — 2.5%
19		Carnival Corp.	816
17		Royal Caribbean Cruises Ltd.	1,308
6		Starbucks Corp.	566

			2,690

		Household Durables — 1.7%
4		D.R. Horton, Inc.	100
9		Harman International Industries, Inc.	1,157
27		PulteGroup, Inc.	550

			1,807

		Internet & Catalog Retail — 0.3%
3		Expedia, Inc.	247
—	(h)	Priceline Group, Inc. (The) (a)	102

			349

		Media — 4.4%
6		CBS Corp. (Non-Voting), Class B	315
2		Charter Communications, Inc., Class A (a)	255
5		Comcast Corp., Class A	257
7		DISH Network Corp., Class A (a)	507
24		Time Warner, Inc.	1,856
23		Twenty-First Century Fox, Inc., Class B	739
8		Walt Disney Co. (The)	771

			4,700

		Multiline Retail — 1.0%
8		Dollar General Corp. (a)	523
8		Dollar Tree, Inc. (a)	551

			1,074

		Specialty Retail — 4.2%
1		AutoZone, Inc. (a)	522
13		Best Buy Co., Inc.	451
5		Home Depot, Inc. (The)	487
28		Lowe’s Cos., Inc.	1,884
16		TJX Cos., Inc. (The)	1,073

			4,417

		Textiles, Apparel & Luxury Goods — 0.3%
2		Ralph Lauren Corp.	272

		Total Consumer Discretionary	16,086

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 5.7%
	Beverages — 3.5%
18	Constellation Brands, Inc., Class A (a)	1,948
15	Dr. Pepper Snapple Group, Inc.	1,188
5	Molson Coors Brewing Co., Class B	358
2	PepsiCo, Inc.	205

		3,699

	Food & Staples Retailing — 0.7%
4	Costco Wholesale Corp.	570
2	Kroger Co. (The)	160

		730

	Food Products — 1.1%
5	Archer-Daniels-Midland Co.	237
1	Hershey Co. (The)	102
3	Kellogg Co.	222
18	Mondelez International, Inc., Class A	646

		1,207

	Personal Products — 0.4%
6	Estee Lauder Cos., Inc. (The), Class A	399

	Total Consumer Staples	6,035

	Energy — 2.7%
	Energy Equipment & Services — 1.2%
8	Baker Hughes, Inc.	493
6	Halliburton Co.	220
5	Schlumberger Ltd.	443
13	Weatherford International plc, (Switzerland) (a)	137

		1,293

	Oil, Gas & Consumable Fuels — 1.5%
5	Anadarko Petroleum Corp.	380
1	California Resources Corp. (a)	5
2	EOG Resources, Inc.	141
2	EQT Corp.	162
7	Marathon Oil Corp.	187
2	Occidental Petroleum Corp.	179
1	Pioneer Natural Resources Co.	214
6	TransCanada Corp., (Canada)	282

		1,550

	Total Energy	2,843

	Financials — 17.1%
	Banks — 3.0%
56	Bank of America Corp.	844
4	BB&T Corp.	154
11	Citigroup, Inc.	497
3	East West Bancorp, Inc.	123
31	KeyCorp	405

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Banks — continued
1	SVB Financial Group (a)	133
19	Wells Fargo & Co.	983

		3,139

	Capital Markets — 3.7%
9	Bank of New York Mellon Corp. (The)	338
10	Charles Schwab Corp. (The)	254
2	Goldman Sachs Group, Inc. (The)	260
23	Invesco Ltd.	855
8	Legg Mason, Inc.	417
39	Morgan Stanley	1,304
7	State Street Corp.	489

		3,917

	Consumer Finance — 0.5%
9	Ally Financial, Inc. (a)	162
4	Capital One Financial Corp.	288
5	Santander Consumer USA Holdings, Inc.	92

		542

	Diversified Financial Services — 0.3%
8	Voya Financial, Inc.	308

	Insurance — 5.5%
23	ACE Ltd., (Switzerland)	2,475
21	American International Group, Inc.	1,010
2	Everest Re Group Ltd., (Bermuda)	317
10	Lincoln National Corp.	512
22	MetLife, Inc.	1,005
15	XL Group plc, (Ireland)	517

		5,836

	Real Estate Investment Trusts (REITs) — 4.1%
4	AvalonBay Communities, Inc.	772
4	Boston Properties, Inc.	512
15	Brixmor Property Group, Inc.	402
5	Corporate Office Properties Trust	136
12	DiamondRock Hospitality Co.	173
8	Equity One, Inc.	212
4	General Growth Properties, Inc.	117
1	Geo Group, Inc. (The)	27
7	Liberty Property Trust	271
6	Mid-America Apartment Communities, Inc.	438
14	Parkway Properties, Inc.	253
10	Prologis, Inc.	430
6	Regency Centers Corp.	382

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
12	Sunstone Hotel Investors, Inc.	211

		4,336

	Total Financials	18,078

	Health Care — 9.1%
	Biotechnology — 2.9%
4	Alexion Pharmaceuticals, Inc. (a)	772
5	Biogen Idec, Inc. (a)	1,796
4	Celgene Corp. (a)	511

		3,079

	Health Care Equipment & Supplies — 1.2%
86	Boston Scientific Corp. (a)	1,274
1	Halyard Health, Inc. (a)	28

		1,302

	Health Care Providers & Services — 3.7%
6	Aetna, Inc.	519
5	Cigna Corp.	522
7	Humana, Inc.	1,040
5	McKesson Corp.	1,127
6	UnitedHealth Group, Inc.	655

		3,863

	Health Care Technology — 0.1%
2	Cerner Corp. (a)	106

	Pharmaceuticals — 1.2%
9	Bristol-Myers Squibb Co.	556
7	Johnson & Johnson	731

		1,287

	Total Health Care	9,637

	Industrials — 14.9%
	Aerospace & Defense — 3.7%
17	Honeywell International, Inc.	1,679
1	Precision Castparts Corp.	128
18	United Technologies Corp.	2,108

		3,915

	Airlines — 1.8%
20	Delta Air Lines, Inc.	944
14	United Continental Holdings, Inc. (a)	956

		1,900

	Construction & Engineering — 1.3%
25	Fluor Corp.	1,339

	Electrical Equipment — 1.2%
18	Eaton Corp. plc	1,127
3	Emerson Electric Co.	151

		1,278

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Machinery — 2.4%
7	Cummins, Inc.	934
5	Ingersoll-Rand plc	338
7	PACCAR, Inc.	400
3	Parker-Hannifin Corp.	353
6	SPX Corp.	513

		2,538

	Road & Rail — 4.5%
7	Canadian Pacific Railway Ltd., (Canada)	1,293
16	CSX Corp.	538
25	Union Pacific Corp.	2,907

		4,738

	Total Industrials	15,708

	Information Technology — 16.6%
	Communications Equipment — 0.6%
10	QUALCOMM, Inc.	637

	Internet Software & Services — 3.4%
21	Facebook, Inc., Class A (a)	1,602
1	Google, Inc., Class A (a)	703
2	Google, Inc., Class C (a)	1,245

		3,550

	IT Services — 2.8%
12	Accenture plc, (Ireland), Class A	998
2	Alliance Data Systems Corp. (a)	539
20	Cognizant Technology Solutions Corp., Class A (a)	1,092
5	Fidelity National Information Services, Inc.	332

		2,961

	Semiconductors & Semiconductor Equipment — 7.5%
20	Applied Materials, Inc.	451
21	Avago Technologies Ltd., (Singapore)	2,191
33	Broadcom Corp., Class A	1,412
13	Freescale Semiconductor Ltd. (a)	424
21	KLA-Tencor Corp.	1,297
23	Lam Research Corp.	1,727
4	Microchip Technology, Inc.	200
5	Xilinx, Inc.	197

		7,899

	Software — 2.2%
17	Adobe Systems, Inc. (a)	1,185
17	Microsoft Corp.	684
3	VMware, Inc., Class A (a)	209
3	Workday, Inc., Class A (a)	213

		2,291

SHARES	SECURITY DESCRIPTION	VALUE($)
	Technology Hardware, Storage & Peripherals — 0.1%
1	Apple, Inc.	161

	Total Information Technology	17,499

	Materials — 5.7%
	Chemicals — 3.0%
3	Albemarle Corp.	157
2	Ashland, Inc.	234
9	Axiall Corp.	387
10	Dow Chemical Co. (The)	439
13	E.I. du Pont de Nemours & Co.	956
20	Mosaic Co. (The)	966

		3,139

	Containers & Packaging — 0.7%
12	Crown Holdings, Inc. (a)	525
6	Sealed Air Corp.	257

		782

	Metals & Mining — 2.0%
90	Alcoa, Inc.	1,414
38	Cliffs Natural Resources, Inc.	242
18	United States Steel Corp.	431

		2,087

	Total Materials	6,008

	Utilities — 5.1%
	Electric Utilities — 2.7%
22	Edison International	1,468
15	Exelon Corp.	547
7	NextEra Energy, Inc.	819

		2,834

	Gas Utilities — 0.3%
12	Questar Corp.	317

	Multi-Utilities — 2.1%
14	CMS Energy Corp.	516
5	NiSource, Inc.	213
26	PG&E Corp.	1,541

		2,270

	Total Utilities	5,421

	Total Common Stocks (Cost $92,079)	97,315

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.2%
		Investment Company — 7.2%
7,631		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $7,631)	7,631

		Total Investments — 99.3% (Cost $99,710)	104,946
		Other Assets in Excess of Liabilities — 0.7% (c)	711

		NET ASSETS — 100.0%	$105,657

Short Positions — 91.8%
Common Stocks — 91.8%
		Consumer Discretionary — 16.9%
		Auto Components — 1.4%
7		Autoliv, Inc., (Sweden)	751
13		BorgWarner, Inc.	677

			1,428

		Automobiles — 0.6%
47		Ford Motor Co.	686

		Hotels, Restaurants & Leisure — 3.0%
—	(h)	Chipotle Mexican Grill, Inc. (a)	224
7		Choice Hotels International, Inc.	408
35		Hilton Worldwide Holdings, Inc. (a)	907
6		Marriott International, Inc., Class A	470
10		McDonald’s Corp.	924
3		Starwood Hotels & Resorts Worldwide, Inc.	201

			3,134

		Household Durables — 0.6%
9		Jarden Corp. (a)	414
1		Mohawk Industries, Inc. (a)	241

			655

		Internet & Catalog Retail — 2.9%
4		Amazon.com, Inc. (a)	1,294
80		Groupon, Inc. (a)	576
3		Netflix, Inc. (a)	1,213

			3,083

		Leisure Products — 1.3%
12		Hasbro, Inc.	677
28		Mattel, Inc.	750

			1,427

		Media — 3.7%
15		AMC Networks, Inc., Class A (a)	981
11		Discovery Communications, Inc., Class A (a)	314

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
23	Interpublic Group of Cos., Inc. (The)	451
13	News Corp., Class A (a)	194
25	News Corp., Class B (a)	358
6	Omnicom Group, Inc.	423
16	Scripps Networks Interactive, Inc., Class A	1,153

		3,874

	Multiline Retail — 1.2%
4	Kohl’s Corp.	209
8	Nordstrom, Inc.	572
6	Target Corp.	440

		1,221

	Specialty Retail — 0.9%
7	Bed Bath & Beyond, Inc. (a)	530
7	Dick’s Sporting Goods, Inc.	369

		899

	Textiles, Apparel & Luxury Goods — 1.3%
14	Coach, Inc.	532
4	NIKE, Inc., Class B	328
7	Under Armour, Inc., Class A (a)	531

		1,391

	Total Consumer Discretionary	17,798

	Consumer Staples — 7.9%
	Beverages — 1.4%
9	Brown-Forman Corp., Class B	827
16	Coca-Cola Co. (The)	651

		1,478

	Food & Staples Retailing — 2.5%
22	Sysco Corp.	868
5	Walgreens Boots Alliance, Inc.	361
7	Wal-Mart Stores, Inc.	631
16	Whole Foods Market, Inc.	812

		2,672

	Food Products — 2.1%
8	General Mills, Inc.	404
2	Hershey Co. (The)	159
10	Kraft Foods Group, Inc.	624
11	Mead Johnson Nutrition Co.	1,039

		2,226

	Household Products — 1.5%
12	Church & Dwight Co., Inc.	1,008
9	Colgate-Palmolive Co.	587

		1,595

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Tobacco — 0.4%
7	Altria Group, Inc.	359

	Total Consumer Staples	8,330

	Energy — 3.7%
	Energy Equipment & Services — 0.4%
4	Cameron International Corp. (a)	157
3	FMC Technologies, Inc. (a)	123
4	Tenaris S.A., (Luxembourg), ADR	118

		398

	Oil, Gas & Consumable Fuels — 3.3%
5	ConocoPhillips	307
14	Exxon Mobil Corp.	1,196
15	Kinder Morgan, Inc.	616
2	Marathon Petroleum Corp.	185
3	Murphy Oil Corp.	154
27	Spectra Energy Corp.	908
2	Valero Energy Corp.	122

		3,488

	Total Energy	3,886

	Financials — 17.0%
	Banks — 4.1%
20	Associated Banc-Corp.	331
15	BancorpSouth, Inc.	301
11	Bank of Hawaii Corp.	639
8	Citizens Financial Group, Inc.	183
22	First Horizon National Corp.	285
3	M&T Bank Corp.	305
3	Signature Bank (a)	397
17	Synovus Financial Corp.	448
11	U.S. Bancorp	447
10	UMB Financial Corp.	509
55	Valley National Bancorp	497

		4,342

	Capital Markets — 2.1%
1	BlackRock, Inc.	272
17	Federated Investors, Inc., Class B	549
10	Franklin Resources, Inc.	524
5	Northern Trust Corp.	308
7	T. Rowe Price Group, Inc.	554

		2,207

	Consumer Finance — 0.3%
5	American Express Co.	378

	Insurance — 5.8%
13	Allstate Corp. (The)	883

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — continued
6	Aon plc, (United Kingdom)	538
9	Arthur J. Gallagher & Co.	398
9	Chubb Corp. (The)	864
3	Principal Financial Group, Inc.	149
41	Progressive Corp. (The) (a)	1,064
15	Torchmark Corp.	754
5	Travelers Cos., Inc. (The)	506
20	W.R. Berkley Corp.	964

		6,120

	Real Estate Investment Trusts (REITs) — 4.2%
2	Digital Realty Trust, Inc.	118
3	Equity Residential	260
2	Federal Realty Investment Trust	297
1	Geo Group, Inc. (The)	27
3	Health Care REIT, Inc.	215
6	Home Properties, Inc.	397
6	Hudson Pacific Properties, Inc.	179
8	Kimco Realty Corp.	216
34	Medical Properties Trust, Inc.	526
5	Pennsylvania Real Estate Investment Trust	116
6	Realty Income Corp.	336
2	SL Green Realty Corp.	251
6	Tanger Factory Outlet Centers, Inc.	232
8	UDR, Inc.	274
9	Ventas, Inc.	736
8	Washington Real Estate Investment Trust	228

		4,408

	Thrifts & Mortgage Finance — 0.5%
38	People’s United Financial, Inc.	538

	Total Financials	17,993

	Health Care — 8.9%
	Biotechnology — 0.4%
3	Amgen, Inc.	404

	Health Care Equipment & Supplies — 2.0%
11	Baxter International, Inc.	808
1	C.R. Bard, Inc.	127
7	Medtronic plc, (Ireland)	524
7	Varian Medical Systems, Inc. (a)	617

		2,076

	Health Care Providers & Services — 2.1%
7	AmerisourceBergen Corp.	697
11	Cardinal Health, Inc.	903
2	DaVita HealthCare Partners, Inc. (a)	145

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Health Care Providers & Services — continued
3	Express Scripts Holding Co. (a)	225
9	Premier, Inc., Class A (a)	298

		2,268

	Health Care Technology — 0.5%
5	Medidata Solutions, Inc. (a)	205
18	Quality Systems, Inc.	293

		498

	Pharmaceuticals — 3.9%
21	Eli Lilly & Co.	1,521
13	Merck & Co., Inc.	766
48	Pfizer, Inc.	1,506
8	Zoetis, Inc.	333

		4,126

	Total Health Care	9,372

	Industrials — 13.7%
	Aerospace & Defense — 4.4%
12	Boeing Co. (The)	1,744
10	Lockheed Martin Corp.	1,943
10	Raytheon Co.	994

		4,681

	Air Freight & Logistics — 1.1%
4	C.H. Robinson Worldwide, Inc.	256
9	United Parcel Service, Inc., Class B	927

		1,183

	Commercial Services & Supplies — 0.3%
9	ADT Corp. (The)	301

	Electrical Equipment — 0.8%
8	Rockwell Automation, Inc.	856

	Industrial Conglomerates — 2.7%
10	3M Co.	1,577
5	Danaher Corp.	402
38	General Electric Co.	916

		2,895

	Machinery — 0.9%
2	Caterpillar, Inc.	180
3	Deere & Co.	239
6	Illinois Tool Works, Inc.	514

		933

	Road & Rail — 2.6%
9	Canadian National Railway Co., (Canada)	614
39	Heartland Express, Inc.	996
10	Knight Transportation, Inc.	289
2	Norfolk Southern Corp.	199

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — continued
22	Werner Enterprises, Inc.	636

		2,734

	Trading Companies & Distributors — 0.9%
16	Fastenal Co.	730
3	GATX Corp.	197

		927

	Total Industrials	14,510

	Information Technology — 13.1%
	Communications Equipment — 1.1%
25	Cisco Systems, Inc.	667
24	Juniper Networks, Inc.	555

		1,222

	Internet Software & Services — 0.8%
10	AOL, Inc. (a)	429
8	eBay, Inc. (a)	398

		827

	IT Services — 2.3%
12	Automatic Data Processing, Inc.	956
4	MasterCard, Inc., Class A	320
13	Paychex, Inc.	570
9	Total System Services, Inc.	311
9	Vantiv, Inc., Class A (a)	314

		2,471

	Semiconductors & Semiconductor Equipment — 8.0%
53	Altera Corp.	1,740
6	Analog Devices, Inc.	311
62	Intel Corp.	2,047
33	Linear Technology Corp.	1,478
33	Maxim Integrated Products, Inc.	1,094
91	NVIDIA Corp.	1,748

		8,418

	Software — 0.3%
6	salesforce.com, Inc. (a)	310

	Technology Hardware, Storage & Peripherals — 0.6%
13	EMC Corp.	340
5	Seagate Technology plc	259

		599

	Total Information Technology	13,847

	Materials — 5.5%
	Chemicals — 4.2%
1	Air Products & Chemicals, Inc.	181
1	Airgas, Inc.	148
9	Cabot Corp.	388

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Chemicals — continued
5	Celanese Corp., Series A	242
8	Eastman Chemical Co.	547
7	Ecolab, Inc.	749
7	LyondellBasell Industries N.V., Class A	591
9	OM Group, Inc.	240
11	Praxair, Inc.	1,326

		4,412

	Containers & Packaging — 0.4%
3	AptarGroup, Inc.	201
5	Bemis Co., Inc.	230

		431

	Metals & Mining — 0.8%
25	Freeport-McMoRan, Inc.	412
9	Nucor Corp.	414

		826

	Paper & Forest Products — 0.1%
3	International Paper Co.	148

	Total Materials	5,817

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
33	AT&T, Inc.	1,072

	Utilities — 4.1%
	Electric Utilities — 2.7%
8	Duke Energy Corp.	714
3	Entergy Corp.	258
6	Northeast Utilities	334
30	Southern Co. (The)	1,537

		2,843

	Gas Utilities — 0.1%
2	National Fuel Gas Co.	134

	Multi-Utilities — 1.1%
6	Consolidated Edison, Inc.	386
6	SCANA Corp.	408
6	Wisconsin Energy Corp.	335

		1,129

	Water Utilities — 0.2%
2	American Water Works Co., Inc.	112

SHARES	SECURITY DESCRIPTION	VALUE($)
	Water Utilities — continued
5	Aqua America, Inc.	141

		253

	Total Utilities	4,359

	Total Short Positions (Proceeds $92,419)	$96,984

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands except number of Futures Contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(12)	E-mini S&P 500	03/20/15	$(1,193)	$19

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2015.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,998
Aggregate gross unrealized depreciation	(2,762)

Net unrealized appreciation/depreciation	$5,236

Federal income tax cost of investments	$99,710

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$104,946	$—	$—	$104,946

Total Liabilities for Securities Sold Short (a)	$(96,984)	$—	$—	$(96,984)

Appreciation in Other Financial Instruments
Futures Contracts	$19	$—	$—	$19

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.0%
	Australia — 19.0%
24	Alumina Ltd. (a)	36
7	Aristocrat Leisure Ltd.	37
6	Asciano Ltd.	28
19	AusNet Services	20
3	Australia & New Zealand Banking Group Ltd.	80
4	BHP Billiton Ltd.	99
5	Challenger Ltd.	26
3	Commonwealth Bank of Australia	180
1	CSL Ltd.	99
8	Echo Entertainment Group Ltd.	26
10	Incitec Pivot Ltd.	28
10	Insurance Australia Group Ltd.	50
4	Lend Lease Group	53
1	Macquarie Group Ltd.	70
22	Medibank Pvt Ltd. (a)	41
3	National Australia Bank Ltd.	70
3	Newcrest Mining Ltd. (a)	37
4	Oil Search Ltd.	24
5	QBE Insurance Group Ltd.	42
1	Ramsay Health Care Ltd.	57
5	Slater & Gordon Ltd.	26
14	Telstra Corp., Ltd.	69
4	Westpac Banking Corp.	116

		1,314

	China — 17.2%
98	Agricultural Bank of China Ltd., Class H	48
19	ANTA Sports Products Ltd.	33
201	Bank of China Ltd., Class H	112
32	Beijing Capital International Airport Co., Ltd., Class H	30
22	BYD Electronic International Co., Ltd.	23
52	CGN Power Co., Ltd. (a) (e)	22
56	China Cinda Asset Management Co., Ltd., Class H (a)	27
171	China Construction Bank Corp., Class H	137
26	China Shipping Development Co., Ltd., Class H (a)	19
58	China Telecom Corp., Ltd., Class H	34
23	China Vanke Co., Ltd., Class H	50
10	Haitong Securities Co., Ltd.	22
40	Huadian Power International Corp., Ltd., Class H	36
187	Industrial & Commercial Bank of China Ltd., Class H	133
71	Jintian Pharmaceutical Group Ltd.	22

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
13	New China Life Insurance Co., Ltd., Class H (i)	73
8	Ping An Insurance Group Co. of China Ltd., Class H	80
40	Sihuan Pharmaceutical Holdings Group Ltd.	26
37	Sinotrans Ltd., Class H	26
13	Sunny Optical Technology Group Co., Ltd.	20
11	Tencent Holdings Ltd.	191
30	Yangzijiang Shipbuilding Holdings Ltd.	27

		1,191

	Hong Kong — 16.8%
29	AIA Group Ltd.	167
58	Beijing Enterprises Water Group Ltd. (a)	38
24	Belle International Holdings Ltd.	27
14	BOC Hong Kong Holdings Ltd.	47
20	Brilliance China Automotive Holdings Ltd.	37
4	Cheung Kong Holdings Ltd.	76
8	Cheung Kong Infrastructure Holdings Ltd.	66
28	China Gas Holdings Ltd.	43
14	China Mobile Ltd.	184
48	China Power International Development Ltd.	27
29	China Resources Land Ltd.	75
11	China Taiping Insurance Holdings Co., Ltd. (a)	33
21	Dah Sing Banking Group Ltd.	36
7	Kerry Properties Ltd.	23
10	Luk Fook Holdings International Ltd.	37
33	New World Development Co., Ltd.	39
4	Orient Overseas International Ltd.	23
20	Shimao Property Holdings Ltd.	41
4	Sun Hung Kai Properties Ltd.	65
10	Swire Properties Ltd.	33
8	Wheelock & Co., Ltd.	45

		1,162

	India — 3.5%
2	Axis Bank Ltd., Reg. S, GDR	72
3	ICICI Bank Ltd., ADR	36
2	Infosys Ltd., ADR	84
1	State Bank of India, Reg. S, GDR	48

		240

	Indonesia — 2.6%
40	Bank Mandiri Persero Tbk PT	35
57	Bank Negara Indonesia Persero Tbk PT	28
45	Bank Rakyat Indonesia Persero Tbk PT	41

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Indonesia — continued
163	Bumi Serpong Damai Tbk PT	26
5	Gudang Garam Tbk PT	23
635	Pakuwon Jati Tbk PT	25

		178

	Malaysia — 1.1%
20	Tenaga Nasional Bhd	78

	New Zealand — 0.9%
33	Air New Zealand Ltd.	63

	Philippines — 2.6%
10	BDO Unibank, Inc.	24
305	Megaworld Corp.	36
17	Metropolitan Bank & Trust Co.	36
8	Security Bank Corp.	29
12	Universal Robina Corp.	57

		182

	Singapore — 2.0%
4	DBS Group Holdings Ltd.	63
10	Oversea-Chinese Banking Corp., Ltd.	73

		136

	South Korea — 12.5%
— (h)	Amorepacific Corp.	48
2	BS Financial Group, Inc.	23
1	Hyundai Development Co-Engineering & Construction (a)	32
— (h)	Hyundai Motor Co.	56
1	Kia Motors Corp.	32
1	Korea Electric Power Corp. (a)	50
1	Korean Air Lines Co., Ltd. (a)	32
3	Korean Reinsurance Co.	33
1	LG Display Co., Ltd.	45
— (h)	Lotte Chemical Corp.	25
— (h)	POSCO	20
1	Samsung Electro-Mechanics Co., Ltd.	40
— (h)	Samsung Electronics Co., Ltd.	260
1	Shinhan Financial Group Co., Ltd.	52
2	SK Hynix, Inc.	91
— (h)	SK Innovation Co., Ltd. (a)	29

		868

	Taiwan — 9.9%
36	Advanced Semiconductor Engineering, Inc.	45
4	Catcher Technology Co., Ltd.	31
25	Coretronic Corp. (a)	36
61	CTBC Financial Holding Co., Ltd.	39

SHARES	SECURITY DESCRIPTION	VALUE($)
	Taiwan — continued
37	E. Sun Financial Holding Co., Ltd.	23
9	Everlight Electronics Co., Ltd.	21
7	Fubon Financial Holding Co., Ltd.	11
19	Hon Hai Precision Industry Co., Ltd.	51
23	Inotera Memories, Inc. (a)	33
1	Largan Precision Co., Ltd.	49
8	Novatek Microelectronics Corp.	44
19	Pegatron Corp.	50
52	Taiwan Semiconductor Manufacturing Co., Ltd.	229
4	TPK Holding Co., Ltd.	26

		688

	Thailand — 2.4%
5	Airports of Thailand PCL	47
4	Kasikornbank PCL, NVDR	28
35	Krung Thai Bank PCL	24
3	PTT PCL	36
38	Supalai PCL	29

		164

	United Kingdom — 0.5%
1	Rio Tinto Ltd.	33

	Total Common Stocks (Cost $5,489)	6,297

Structured Instruments — 7.7%
	India — 7.7%
	Low Exercise Call Warrants —7.7%
9	Ambuja Cements Ltd., expiring 10/19/15 (issued through BNP Paribas) (a)	35
10	Apollo Tyres Ltd., expiring 10/09/15 (issued through BNP Paribas) (a)	40
4	Hindustan Petroleum Corp. Ltd., expiring 09/25/15 (issued through BNP Paribas) (a)	41
16	IDFC Ltd., expiring 07/08/16 (issued through UBS AG) (a)	45
2	Lupin Ltd., expiring 10/07/15 (issued through BNP Paribas) (a)	51
1	Maruti Suzuki India Ltd., expiring 06/29/15 (issued through UBS AG) (a)	59
13	National Aluminium Co., Ltd., expiring 07/20/17 (issued through UBS AG) (a)	9
2	Shriram Transport Finance Co., Ltd., expiring 09/30/15 (issued through BNP Paribas) (a)	36
4	Sun Pharmaceutical Industries Ltd., expiring 06/29/15 (issued through UBS AG) (a)	63

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
6	Tata Motors Ltd., expiring 10/08/15 (issued through BNP Paribas) (a)	57
1	Tech Mahindra Ltd., expiring 09/16/16 (issued through UBS AG) (a)	38
4	UPL Ltd., expiring 04/02/15 (issued through BNP Paribas) (a)	23
2	Yes Bank Ltd., expiring 05/12/17 (issued through UBS AG) (a)	34

	Total Structured Instruments (Cost $385)	531

	Total Investments — 98.7% (Cost $5,874)	6,828
	Other Assets in Excess of Liabilities — 1.3%	91

	NET ASSETS — 100.0%	$6,919

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.4%
Real Estate Management & Development	9.0
Insurance	7.6
Semiconductors & Semiconductor Equipment	6.8
Technology Hardware, Storage & Peripherals	5.0
Electronic Equipment, Instruments & Components	3.9
Automobiles	3.5
Metals & Mining	3.4
Electric Utilities	3.1
Internet Software & Services	2.8
Wireless Telecommunication Services	2.7
Pharmaceuticals	2.1
Oil, Gas & Consumable Fuels	1.9
IT Services	1.8
Capital Markets	1.7
Diversified Telecommunication Services	1.5
Biotechnology	1.5
Airlines	1.4
Independent Power & Renewable Electricity Producers	1.3
Diversified Financial Services	1.2
Health Care Providers & Services	1.2
Transportation Infrastructure	1.1
Chemicals	1.1
Others (each less than 1.0%)	10.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 1,000 (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $6,105,000 and 89.4%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,090
Aggregate gross unrealized depreciation	(136)

Net unrealized appreciation/depreciation	$954

Federal income tax cost of investments	$5,874

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$41	$1,273	$—	$1,314
China	55	1,063	73	1,191
Hong Kong	37	1,125	—	1,162
India	240	—	—	240
Indonesia	—	178	—	178
Malaysia	—	78	—	78
New Zealand	—	63	—	63
Philippines	—	182	—	182
Singapore	—	136	—	136
South Korea	—	868	—	868
Taiwan	—	688	—	688
Thailand	136	28	—	164
United Kingdom	—	33	—	33

Total Common Stocks	509	5,715	73	6,297

Structured Instruments India	—	531	—	531

Total Investments in Securities	$509	$6,246	$73	$6,828

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Asia Pacific Fund	Balance as of October 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015
Investments in Securities
Common Stock — China	$—	$—	$25	$—	$—	$—	$48	$—	73	*

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $25,000.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
		China — 49.9%
749		AAC Technologies Holdings, Inc.	4,783
16,757		Agricultural Bank of China Ltd., Class H	8,183
41		Alibaba Group Holding Ltd., ADR (a)	3,692
1,921		CAR, Inc. (a)	2,949
4,541		China Cinda Asset Management Co., Ltd., Class H (a)	2,148
1,788		China Conch Venture Holdings Ltd.	3,783
20,583		China Construction Bank Corp., Class H	16,476
3,407		China Longyuan Power Group Corp., Ltd., Class H	3,657
792		China Mengniu Dairy Co., Ltd.	3,609
3,904		China Merchants Bank Co., Ltd., Class H	8,714
8,674		China Minsheng Banking Corp., Ltd., Class H	10,529
2,190		China Pacific Insurance Group Co., Ltd., Class H	10,523
9,542		China Petroleum & Chemical Corp., Class H	7,550
13,270		China Telecom Corp., Ltd., Class H	7,848
3,351		China Vanke Co., Ltd., Class H	7,262
1,502		Chongqing Changan Automobile Co., Ltd., Class B	3,756
2,120		CNOOC Ltd.	2,813
2,476		CSPC Pharmaceutical Group Ltd.	2,089
226		E-House China Holdings Ltd., ADR	1,553
1,443		Hua Hong Semiconductor Ltd. (a) (e)	1,679
142		iKang Healthcare Group, Inc., ADR (a)	2,421
1,057		Jiangxi Copper Co., Ltd., Class H	1,720
—	(h)	Leju Holdings Ltd., ADR (a)	—	(h)
2,834		Luye Pharma Group Ltd. (a)	3,382
2,264		MGM China Holdings Ltd.	5,485
1,737		Phoenix Healthcare Group Co., Ltd.	2,951
1,270		Ping An Insurance Group Co. of China Ltd., Class H	13,455
3,019		Sunac China Holdings Ltd. (i)	2,703
1,476		Tencent Holdings Ltd.	24,892
30		YY, Inc., ADR (a)	2,138

			172,743

		Hong Kong — 24.6%
2,897		AIA Group Ltd.	16,815
7,862		Beijing Enterprises Water Group Ltd. (a)	5,162
1,982		BOC Hong Kong Holdings Ltd.	6,947
742		Cheung Kong Holdings Ltd. (m)	14,153
3,908		China Everbright International Ltd.	5,766
281		China Mobile Ltd.	3,683

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
1,228	China Resources Gas Group Ltd.	2,989
5,006	China Unicom Hong Kong Ltd.	7,493
1,418	Chow Tai Fook Jewellery Group Ltd.	1,880
135	Hong Kong Exchanges and Clearing Ltd.	3,100
750	Hongkong Land Holdings Ltd. (m)	5,557
1,096	Lifestyle International Holdings Ltd.	2,149
711	Orient Overseas International Ltd.	4,638
3,640	Sino Biopharmaceutical Ltd.	3,636
177	Wheelock & Co., Ltd. (m)	1,001

		84,969

	Taiwan — 24.7%
4,573	Advanced Semiconductor Engineering, Inc. (m)	5,742
373	Asustek Computer, Inc. (m)	3,898
448	Catcher Technology Co., Ltd.	3,918
2,129	Chailease Holding Co., Ltd.	5,025
357	China Steel Chemical Corp.	1,726
1,362	Chipbond Technology Corp.	2,784
864	Delta Electronics, Inc. (m)	5,277
8,128	E.Sun Financial Holding Co., Ltd.	5,000
4,286	Fubon Financial Holding Co., Ltd.	6,792
74	Largan Precision Co., Ltd.	6,154
460	MediaTek, Inc.	6,994
510	President Chain Store Corp.	3,921
1,297	Ruentex Development Co., Ltd.	1,947
1,164	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	26,439

		85,617

	Total Common Stock (Cost $275,903)	343,329

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.7%
	Luxembourg — 0.7%
599	Zhengzhou Yutong Bus Co., Ltd., expiring 1/20/2016 (a) (Cost $2,531)	2,453

	Total Investments — 99.9% (Cost $278,434)	345,782
	Other Assets in Excess of Liabilities — 0.1%	316

	NET ASSETS — 100.0%	$346,098

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.2%
Semiconductors & Semiconductor Equipment	12.6
Insurance	11.8
Real Estate Management & Development	9.9
Internet Software & Services	8.9
Electronic Equipment, Instruments & Components	4.7
Diversified Telecommunication Services	4.4
Diversified Financial Services	4.3
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	2.6
Technology Hardware, Storage & Peripherals	2.3
Commercial Services & Supplies	1.7
Hotels, Restaurants & Leisure	1.6
Health Care Providers & Services	1.6
Water Utilities	1.5
Marine	1.3
Capital Markets	1.3
Food & Staples Retailing	1.1
Machinery	1.1
Automobiles	1.1
Wireless Telecommunication Services	1.1
Independent Power & Renewable Electricity Producers	1.1
Food Products	1.0
Others (each less than 1.0%)	3.8

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A. are approximately $304,382,000 and 88.0%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,471
Aggregate gross unrealized depreciation	(3,123)
Net unrealized appreciation/depreciation	$67,348

Federal income tax cost of investments	$278,434

A. Valuation of Investments—The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herin.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$11,483	$158,557	$2,703	$172,743
Hong Kong	7,706	77,263	—	84,969
Taiwan	26,439	59,178	—	85,617

Total Common Stocks	45,628	294,998	2,703	343,329

Warrants
Luxembourg	—	2,453	—	2,453

Total Investments in Securities	$45,628	$297,451	$2,703	$345,782

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan China Region Fund	Balance as of October 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015
Investments in Securities
Common Stock - China	$—	$555	$(329)	$—	$301	$(2,237)	$4,413	$—	$2,703	*

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(329,000).

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 50.9%
2,300,000	Federal Home Loan Bank, DN, 0.100%, 02/11/15 (n)	2,299,989
	Federal Home Loan Mortgage Corp.,
4,700,000	DN, 0.055%, 03/11/15 (n)	4,699,868
12,000,000	DN, 0.070%, 03/06/15 (n)	11,999,712
1,115,000	DN, 0.075%, 03/19/15 (n)	1,114,962
6,300,000	DN, 0.092%, 02/23/15 (n)	6,299,925
1,400,000	DN, 0.100%, 02/17/15 (n)	1,399,989
	Federal National Mortgage Association,
8,500,000	DN, 0.055%, 02/26/15 (n)	8,499,915
1,200,000	DN, 0.060%, 03/03/15 (n)	1,199,973
4,623,000	DN, 0.067%, 03/04/15 (n)	4,622,894

	Total U.S. Government Agency Securities (Cost $42,135,719)	42,137,227

U.S. Treasury Obligations — 27.0%
	U.S. Treasury Bills,
11,575,000	0.001%, 02/05/15 (m) (n)	11,575,000
10,000,000	0.010%, 02/26/15 (n)	9,999,950
235,000	0.017%, 03/12/15 (k) (n) ^	234,998
595,000	0.050%, 06/04/15 (k) (n) ^	594,955

	Total U.S. Treasury Obligations (Cost $22,404,822)	22,404,903

SHARES
Short-Term Investments — 15.3%
	Investment Companies — 15.3%
12,647,391	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) ^ (Cost $12,647,391)	12,647,391

	Total Investments — 93.2% (Cost $77,187,932)	77,189,521
	Other Assets in Excess of Liabilities — 6.8%	5,590,156

	NET ASSETS — 100.0%	$82,779,677

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Futures Contracts^

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	Lean Hogs Futures	04/15/15	$1,502,800	$(161,264)
23	Brent Crude Oil Futures	05/14/15	1,289,150	76,964
125	Brent Crude Oil Futures	08/14/15	7,366,250	272,564
161	WTI Crude Oil Futures	11/19/15	9,143,190	505,050
30	Natural Gas Futures	03/27/18	1,065,300	(228,128)
	Short Futures Outstanding
(2)	Copper Futures	03/27/15	(124,725)	(180)
(23)	WTI Crude Oil Futures	05/18/15	(1,178,060)	(58,570)
(10)	Sugar No. 11 (World Markets) Futures	06/30/15	(171,696)	4,339
(10)	Natural Gas Futures	03/29/16	(313,500)	13,474
(20)	Natural Gas Futures	12/27/17	(781,600)	(3,652)

				$420,597

Return Swaps on Commodities^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	NYMEX Natural Gas March 2015 Futures	02/24/2015	$8,483,530	$(2,213,258)
	NYMEX Natural Gas March 2015 Futures	02/24/2015	292,600	(23,497)
	NYMEX Natural Gas March 2015 Futures	02/24/2015	256,720	(41,435)
	NYMEX Natural Gas March 2015 Futures	02/24/2015	234,640	(19,358)
	CBOT Corn No. 2 March 2015 Futures	02/25/2015	5,313,275	(170,254)
	CBOT Corn No. 2 March 2015 Futures	02/25/2015	305,700	(9,699)
	CBOT Corn No. 2 March 2015 Futures	02/25/2015	284,438	(6,937)
	CBOT Soybean Meal March 2015 Futures	02/25/2015	2,388,210	(210,846)
	COMEX Silver March 2015 Futures	02/25/2015	3,795,000	(9,240)
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	2,492,637	(691,376)
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	343,501	29,153
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	289,632	20,913
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	275,079	35,465
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	273,714	36,830
	NYMEX Gasoline RBOB March 2015 Futures	02/26/2015	231,991	16,445
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	2,236,088	(378,769)
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	423,360	5,241
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	280,392	5,342
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	271,186	14,547
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	269,069	16,664
	NYMEX NY Harbor ULSD March 2015 Futures	02/26/2015	68,552	2,881
	CME Live Cattle May 2015 Futures	04/02/2015	2,555,700	2,519
	NYBOT-ICE Cotton No. 2 May 2015 Futures	04/22/2015	1,248,700	(48,274)
	NYBOT-ICE Cotton No. 2 May 2015 Futures	04/22/2015	149,600	450
	CBOT Wheat No. 2 May 2015 Futures	04/28/2015	2,785,625	(251,726)
	CBOT Wheat No. 2 May 2015 Futures	04/28/2015	912,800	(44,400)
	NYMEX Gasoline RBOB May 2015 Futures	04/29/2015	10,831,590	1,047,188
	NYMEX Gasoline RBOB May 2015 Futures	04/29/2015	5,513,844	389,627
	COMEX Gold 100 oz. June 2015 Futures	05/27/2015	10,233,070	390,930
	NYMEX Gasoline RBOB June 2015 Futures	05/28/2015	1,268,820	100,866
	NYBOT-ICE Arabica Coffee “C” July 2015 Futures	06/18/2015	2,144,550	(324,316)
	CBOT Soybean No. 2 July 2015 Futures	06/26/2015	4,628,325	(56,344)
	NYBOT-ICE Sugar No. 11 (World) July 2015 Futures	06/29/2015	4,365,312	(244,358)
	CBOT Soybean Oil December 2015 Futures	11/25/2015	2,467,920	(105,009)

				$(2,734,035)

	Short Positions
	NYMEX WTI Crude Oil June 2015 Futures	05/18/2015	915,420	(57,717)
	NYMEX Gasoline RBOB June 2015 Futures	05/28/2015	10,880,793	(1,013,742)
	NYMEX Gasoline RBOB June 2015 Futures	05/28/2015	5,529,686	(381,635)

				$(4,187,129)

Return Swaps on Commodities Indices^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	Dow Jones — UBS Commodity Industrial Metals Index	02/19/2015	$13,850,000	$(190,491)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
ICE	—	Intercontinental Exchange, Inc.
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Sulfur Diesel
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
^	—	All or a portion of the position is held by the Subsidiary.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,589
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$1,589
Federal income tax cost of investments	$77,187,932

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“CSOI”)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,647,391	$64,542,130	$—	$77,189,521

Appreciation in Other Financial Instruments
Futures Contracts	$872,391	$—	$—	$872,391
Return Swaps	—	2,115,061	—	2,115,061

Total Appreciation in Other Financial Instruments	$872,391	$2,115,061	$—	$2,987,452

Depreciation in Other Financial Instruments
Futures Contracts	$(451,794)	$—	$—	$(451,794)
Return Swaps	—	(6,492,681)	—	(6,492,681)

Total Depreciation in Other Financial Instruments	$(451,794)	$(6,492,681)	$—	$(6,944,475)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

1. Derivatives — The Fund uses instruments including futures and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(a). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(b). Return Swaps on Commodities and Commodity Indices

The Fund uses return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 17.5%
	Consumer Discretionary — 1.7%
	Auto Components — 0.9%
24,480	TRW Automotive Holdings Corp. (a)	2,525,602

		2,525,602

	Media — 0.0% (g)
115	Time Warner Cable, Inc. (m)	15,655

	Specialty Retail — 0.8%
30,880	PetSmart, Inc. (m)	2,523,050

	Total Consumer Discretionary	5,064,307

	Consumer Staples — 1.5%
	Food & Staples Retailing — 0.4%
29,424	Pantry, Inc. (The) (a) (m)	1,085,745

	Food Products — 1.1%
1,953,547	Goodman Fielder Ltd., (Australia) (m)	973,335
45,278	Nutreco N.V., (Netherlands) (m)	2,304,945

		3,278,280

	Total Consumer Staples	4,364,025

	Energy — 1.7%
	Energy Equipment & Services — 0.9%
31,919	Dresser-Rand Group, Inc. (a) (m)	2,556,073

	Oil, Gas & Consumable Fuels — 0.8%
330,955	Talisman Energy, Inc., (Canada) (m)	2,488,782

	Total Energy	5,044,855

	Financials — 1.9%
	Capital Markets — 0.1%
51,712	GFI Group, Inc. (m)	290,105

	Insurance — 1.4%
20,047	Platinum Underwriters Holdings Ltd., (Bermuda) (m)	1,480,070
37,194	Protective Life Corp. (m)	2,601,720

		4,081,790

	Real Estate Management & Development — 0.4%
402,000	Keppel Land Ltd., (Singapore)	1,348,093

	Total Financials	5,719,988

	Health Care — 3.0%
	Biotechnology — 1.0%
2,982	Chelsea Therapeutics International Ltd. (a)(i)	—
62,020	NPS Pharmaceuticals, Inc. (a) (m)	2,844,237

		2,844,237

	Health Care Equipment & Supplies — 0.8%
30,933	Alere, Inc. (a) (m)	1,258,664
64,504	Volcano Corp. (a) (m)	1,159,137

		2,417,801

	Health Care Providers & Services — 1.2%
37,338	Gentiva Health Services, Inc. (a) (m)	725,104

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Providers & Services — continued
14,804	MWI Veterinary Supply, Inc. (a) (m)	2,807,875

		3,532,979

	Life Sciences Tools & Services — 0.0% (g)
402	Furiex Pharmaceuticals, Inc. (a)(i)	3,927

	Total Health Care	8,798,944

	Industrials — 0.3%
	Building Products — 0.3%
71,205	Sanitec Oyj, (Finland) (a) (m)	815,090

	Information Technology — 2.6%
	Communications Equipment — 0.9%
126,464	Riverbed Technology, Inc. (a) (m)	2,602,629

	Electronic Equipment, Instruments & Components — 0.0% (g)
8,083	RealD, Inc. (a) (m)	87,701

	Internet Software & Services — 0.2%
26,044	Digital River, Inc. (a) (m)	664,903

	IT Services — 0.9%
106,201	Sapient Corp. (a) (m)	2,640,157

	Semiconductors & Semiconductor Equipment — 0.5%
44,005	OmniVision Technologies, Inc. (a) (m)	1,189,895
16,836	REC Solar ASA, (Singapore) (a) (m)	221,285

		1,411,180

	Software — 0.1%
13,552	RealPage, Inc. (a) (m)	244,072

	Total Information Technology	7,650,642

	Materials — 1.8%
	Chemicals — 0.9%
19,203	Sigma-Aldrich Corp. (m)	2,640,797

	Construction Materials — 0.8%
36,148	Lafarge S.A., (France) (m)	2,476,706

	Metals & Mining — 0.1%
181,647	PanAust Ltd., (Australia) (m)	169,566

	Total Materials	5,287,069

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
164,831	Jazztel plc, (United Kingdom) (a) (m)	2,335,313

	Wireless Telecommunication Services — 0.0% (g)
3,314	Leap Wireless International, Inc. (a)(i)	8,351

	Total Telecommunication Services	2,343,664

	Utilities — 2.2%
	Electric Utilities — 2.2%
48,874	Cleco Corp. (m)	2,656,791
38,931	Hawaiian Electric Industries, Inc. (m)	1,335,333

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
95,872	Pepco Holdings, Inc. (m)	2,631,686

	Total Utilities	6,623,810

	Total Common Stocks (Cost $52,049,343)	51,712,394

Preferred Stocks — 2.5%
	Consumer Staples — 0.2%
	Food Products — 0.2%
15,250	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	737,643

	Total Consumer Staples	737,643

	Financials — 0.8%
	Banks — 0.3%
349	Bank of America Corp., Series L, 7.250% (m) ($1000 par value)	411,471
349	Wells Fargo & Co., Series L, 7.500% (m) ($1000 par value)	433,807

		845,278

	Real Estate Investment Trusts (REITs) — 0.5%
5,200	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	570,700
4,750	Health Care REIT, Inc., Series I, 6.500% ($50 par value)	337,963
9,600	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	554,112

		1,462,775

	Total Financials	2,308,053

	Industrials — 0.6%
	Aerospace & Defense — 0.3%
13,600	United Technologies Corp., 7.500%, 08/01/15 ($50 par value)	815,184

	Machinery — 0.3%
6,100	Stanley Black & Decker, Inc., 4.750%, 11/17/15 (m) ($100 par value)	814,350

	Total Industrials	1,629,534

	Materials — 0.3%
	Metals & Mining — 0.3%
15,950	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	797,500

	Utilities — 0.6%
	Electric Utilities — 0.4%
10,200	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	534,072
2,750	NextEra Energy, Inc., 5.599%, 06/01/15 ($50 par value)	196,900
3,450	NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value)	200,790
3,050	NextEra Energy, Inc., 5.889%, 09/01/15 ($50 par value)	209,809

		1,141,571

SHARES	SECURITY DESCRIPTION	VALUE($)
	Multi-Utilities — 0.2%
3,750	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	193,950
4,300	Dominion Resources, Inc., Series A, 6.125%, 04/01/16 ($50 par value)	259,075
4,300	Dominion Resources, Inc., Series B, 6.000%, 07/01/16 ($50 par value)	260,494

		713,519

	Total Utilities	1,855,090

	Total Preferred Stocks (Cost $7,271,787)	7,327,820

PRINCIPAL/ UNIT AMOUNT($)
Convertible Bonds — 16.9%
	Consumer Discretionary — 2.1%
	Hotels, Restaurants & Leisure — 0.3%
644,000	MGM Resorts International, 4.250%, 04/15/15 (m)	705,180

	Household Durables — 0.5%
	Jarden Corp.,
537,000	1.125%, 03/15/34 (e)	614,529
290,000	1.875%, 09/15/18	456,569
259,000	Lennar Corp., 3.250%, 11/15/21 (e) (m)	500,518

		1,571,616

	Internet & Catalog Retail — 0.5%
538,000	Ctrip.com International Ltd., (Cayman Islands), 1.250%, 10/15/18	527,912

	Priceline Group, Inc. (The),
148,000	0.350%, 06/15/20	158,823
125,000	1.000%, 03/15/18(m)	155,937
526,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	684,129

		1,526,801

	Media — 0.6%
	Liberty Interactive LLC,
415,000	0.750%, 03/30/43	539,500
574,000	1.000%, 09/30/43 (e)	648,620

	Liberty Media Corp.,
646,000	1.375%, 10/15/23	626,216

		1,814,336

	Textiles, Apparel & Luxury Goods — 0.2%
	Iconix Brand Group, Inc.,
194,000	1.500%, 03/15/18	229,162
195,000	2.500%, 06/01/16 (m)	229,369

		458,531

	Total Consumer Discretionary	6,076,464

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Energy — 0.9%
	Energy Equipment & Services — 0.4%
816,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	672,690
452,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	473,188

		1,145,878

	Oil, Gas & Consumable Fuels — 0.5%
	Chesapeake Energy Corp.,
171,000	2.500%, 05/15/37 (m)	165,229
280,000	2.500%, 05/15/37 (m)	271,600
269,000	2.750%, 11/15/35 (m)	268,832
	Peabody Energy Corp.,
1,162,000	4.750%, 12/15/41	551,950
430,000	Stone Energy Corp., 1.750%, 03/01/17 (m)	371,412

		1,629,023

	Total Energy	2,774,901

	Financials — 2.6%
	Capital Markets — 0.6%
762,000	Ares Capital Corp., 5.750%, 02/01/16	784,860
420,000	Jefferies Group LLC, 3.875%, 11/01/29 (m)	432,075
703,000	Prospect Capital Corp., 4.750%, 04/15/20 (e)	645,002

		1,861,937

	Real Estate Investment Trusts (REITs) — 1.8%
	Annaly Capital Management, Inc.,
785,000	5.000%, 05/15/15	786,472
693,000	Colony Financial, Inc., 3.875%, 01/15/21	722,453
684,000	DDR Corp., 1.750%, 11/15/40 (m)	897,750
330,000	Host Hotels & Resorts LP, 2.500%, 10/15/29 (e) (m)	587,400
552,000	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	523,710
487,000	ProLogis LP, 3.250%, 03/15/15 (m)	562,789
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	281,520
271,000	3.750%, 05/15/21	277,436
	Starwood Property Trust, Inc.,
355,000	4.000%, 01/15/19	400,706
233,000	4.550%, 03/01/18	252,805

		5,293,041

	Thrifts & Mortgage Finance — 0.2%
	Radian Group, Inc.,
180,000	2.250%, 03/01/19	274,275
186,000	3.000%, 11/15/17	271,444

		545,719

	Total Financials	7,700,697

	Health Care — 4.3%
	Biotechnology — 1.8%
766,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	891,432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
741,000	Aegerion Pharmaceuticals, Inc., 2.000%, 08/15/19 (e)	637,723
	BioMarin Pharmaceutical, Inc.,
375,000	0.750%, 10/15/18	470,391
3,000	0.750%, 10/15/18	3,763
368,000	1.500%, 10/15/20	473,800
591,000	Cepheid, 1.250%, 02/01/21 (e)	647,514
182,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16 (m)	837,769
661,000	Isis Pharmaceuticals, Inc., 1.000%, 11/15/21 (e)	801,049
572,000	PDL BioPharma, Inc., 4.000%, 02/01/18	545,188

		5,308,629

	Health Care Equipment & Supplies — 0.7%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	190,365
174,000	Series 2012, SUB, 2.000%, 03/01/42	206,299
158,000	Series 2010, SUB, 2.000%, 12/15/37 (m)	218,830
522,000	NuVasive, Inc., 2.750%, 07/01/17 (m)	654,784
445,000	Teleflex, Inc., 3.875%, 08/01/17 (m)	796,550

		2,066,828

	Health Care Providers & Services — 0.7%
	Anthem, Inc.,
374,000	2.750%, 10/15/42	682,784

	Molina Healthcare, Inc.,
493,000	1.125%, 01/15/20	658,771
664,000	Omnicare, Inc., 3.500%, 02/15/44	799,290

		2,140,845

	Life Sciences Tools & Services — 0.3%
	Illumina, Inc.,
304,000	0.250%, 03/15/16 (m)	709,840
187,000	0.500%, 06/15/21 (e)	221,011

		930,851

	Pharmaceuticals — 0.8%
800,000	Jazz Investments I Ltd., (Bermuda), 1.875%, 08/15/21 (e)	928,500

	Mylan, Inc.,
208,000	3.750%, 09/15/15	827,970
308,000	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19 (m)	647,185

		2,403,655

	Total Health Care	12,850,808

	Industrials — 0.9%
	Air Freight & Logistics — 0.2%
634,000	UTi Worldwide, Inc., (United Kingdom), 4.500%, 03/01/19 (e)	685,513

	Electrical Equipment — 0.3%
1,196,000	General Cable Corp., SUB, 4.500%, 11/15/29 (m)	755,722

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Machinery — 0.2%
	Trinity Industries, Inc.,
455,000	3.875%, 06/01/36	582,116

		582,116

	Transportation Infrastructure — 0.2%
530,000	Macquarie Infrastructure Co. LLC, 2.875%, 07/15/19	608,506

	Total Industrials	2,631,857

	Information Technology — 5.6%
	Communications Equipment — 0.2%
	Ciena Corp.,
265,000	0.875%, 06/15/17 (m)	261,687
201,000	3.750%, 10/15/18 (e) (m)	239,693

		501,380

	Internet Software & Services — 2.0%
621,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19 (e)	628,374
776,000	AOL, Inc., 0.750%, 09/01/19 (e)	808,010
544,000	j2 Global, Inc., 3.250%, 06/15/29	576,300
621,000	MercadoLibre, Inc., 2.250%, 07/01/19 (e)	727,734
597,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18	544,762
	Twitter, Inc.,
400,000	0.250%, 09/15/19 (e)	360,250
399,000	1.000%, 09/15/21 (e)	355,609
604,000	WebMD Health Corp., 2.500%, 01/31/18 (m)	597,583
	Yandex N.V., (Netherlands),
926,000	1.125%, 12/15/18	711,284
637,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19 (e)	617,890

		5,927,796

	IT Services — 0.2%
827,000	Euronet Worldwide, Inc., 1.500%, 10/01/44 (e)	786,167

	Semiconductors & Semiconductor Equipment — 1.6%
	Intel Corp.,
189,000	3.250%, 08/01/39 (m)	307,243
221,000	3.482%, 12/15/35 (m)	278,184
	Lam Research Corp.,
152,000	0.500%, 05/15/16	194,655
273,000	1.250%, 05/15/18 (m)	374,181
440,000	Microchip Technology, Inc., 2.125%, 12/15/37 (m)	784,850
	Micron Technology, Inc.,
37,000	Series E, 1.625%, 02/15/33	99,576
77,000	Series G, 3.000%, 11/15/43	89,512
33,000	Series D, 3.125%, 05/01/32	99,784
101,000	Novellus Systems, Inc., 2.625%, 05/15/41 (m)	223,021

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
	NVIDIA Corp.,
524,000	1.000%, 12/01/18	590,155
800,000	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	859,000
550,000	Xilinx, Inc., 2.625%, 06/15/17 (m)	762,781

		4,662,942

	Software — 1.1%
284,000	Cadence Design Systems, Inc., 2.625%, 06/01/15 (m)	675,742
	Citrix Systems, Inc.,
520,000	0.500%, 04/15/19 (e)	537,550
464,000	Electronic Arts, Inc., 0.750%, 07/15/16 (m)	804,750
582,000	Nuance Communications, Inc., 2.750%, 11/01/31 (m)	574,361
541,000	Verint Systems, Inc., 1.500%, 06/01/21	575,827

		3,168,230

	Technology Hardware, Storage & Peripherals — 0.5%
779,000	Electronics For Imaging, Inc., 0.750%, 09/01/19 (e)	769,263
	SanDisk Corp.,
232,000	0.500%, 10/15/20	247,225
270,000	1.500%, 08/15/17 (m)	418,331

		1,434,819

	Total Information Technology	16,481,334

	Materials — 0.5%
	Metals & Mining — 0.5%
261,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17 (m)	269,972
431,000	Stillwater Mining Co., Series SWC, 1.750%, 10/15/32	502,115
520,000	United States Steel Corp., 2.750%, 04/01/19	622,700

	Total Materials	1,394,787

	Total Convertible Bonds (Cost $50,123,443)	49,910,848

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 51.1%
	Investment Company — 51.1%
150,976,808	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (Cost $150,976,808) (b) (l) (m)	150,976,808

	Total Investments — 88.0% (Cost $260,421,381)	259,927,870
	Other Assets in Excess of Liabilities — 12.0% (c)	35,591,861

	NET ASSETS — 100.0%	$295,519,731

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	LME Copper Futures ^	03/16/15	$3,175,150	$(336,224)
543	10 Year U.S. Treasury Note	03/20/15	71,065,125	2,521,840
24	Live Cattle Futures ^	03/26/15	2,462,400	(248,208)
285	Long Gilt	03/27/15	53,173,303	3,234,262
10	Natural Gas Futures ^	03/27/15	268,700	(35,666)
8	Gold 100 OZ Futures ^	04/28/15	1,023,360	75,979
36	Live Cattle Futures ^	04/30/15	2,192,760	(206,606)
49	Cocoa Futures ^	05/13/15	1,322,020	(95,263)
5	Silver Futures ^	05/27/15	431,200	32,437
6	Gold 100 OZ Futures ^	06/26/15	768,000	53,684
13	Live Cattle Futures ^	06/30/15	752,050	(68,659)
40	Cocoa Futures ^	07/16/15	1,077,200	(79,686)
	Short Futures Outstanding
(15)	WTI Crude Oil Futures ^	02/20/15	(723,600)	50,751
(22)	Natural Gas Futures ^	02/25/15	(592,020)	91,782
(187)	Euro Bund	03/06/15	(33,680,701)	(673,409)
(51)	10 Year Japanese Government Bond	03/11/15	(64,333,049)	(466,237)
(92)	10 Year Australian Government Bond	03/16/15	(9,438,704)	(272,982)
(18)	LME Aluminum Futures^	03/16/15	(835,988)	(17,928)
(56)	10 Year Canadian Government Bond	03/20/15	(6,420,146)	(366,933)
(332)	E-mini S&P 500	03/20/15	(33,007,440)	65,676
(2)	FTSE/MIB Index Futures	03/20/15	(231,503)	(19,963)
(8)	WTI Crude Oil Futures ^	03/20/15	(391,920)	25,089
(12)	Silver Futures ^	03/27/15	(1,032,480)	(88,811)
(32)	Lean Hogs Futures ^	04/15/15	(924,800)	235,135
(211)	Sugar No. 11 (World Markets) Futures ^	04/30/15	(3,554,253)	122,314
(23)	CBOT Wheat Futures ^	05/14/15	(582,763)	68,320
(82)	Corn Futures ^	05/14/15	(1,551,850)	92,708
(38)	Lean Hogs Futures ^	05/14/15	(1,222,840)	113,728
(82)	Sugar No. 11(World Markets) Futures ^	06/30/15	(1,407,907)	22,799
(54)	Corn Futures ^	07/14/15	(1,042,200)	86,916

				$3,916,845

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
686,910 485,507	CAD for EUR	Goldman Sachs International	02/12/15	$548,663	#	$540,504	#	$(8,159)
1,243,966	AUD	Credit Suisse International	02/12/15	1,000,220		967,872		(32,348)
4,519,547	BRL	Deutsche Bank AG †	02/12/15	1,650,795		1,679,901		29,106
4,405,817	CAD	Credit Suisse International	02/12/15	3,731,580		3,466,775		(264,805)
2,116,189	CAD	Deutsche Bank AG	02/12/15	1,804,790		1,665,151		(139,639)
1,441,809	CAD	Royal Bank of Canada	02/12/15	1,202,559		1,134,507		(68,052)
837,443,645	CLP	Citibank, N.A. †	02/12/15	1,354,868		1,320,763		(34,105)
4,578,223,384	COP	Goldman Sachs International †	02/12/15	1,910,539		1,874,577		(35,962)
7,906,823	CZK	Goldman Sachs International	02/12/15	340,700		321,931		(18,769)
733,946	EUR	HSBC Bank, N.A.	02/12/15	875,328		829,420		(45,908)
2,288,540	GBP	Standard Chartered Bank	02/12/15	3,437,026		3,446,797		9,771
376,873	GBP	Union Bank of Switzerland AG	02/12/15	575,749		567,613		(8,136)
506,871,992	HUF	State Street Corp.	02/12/15	1,890,461		1,842,533		(47,928)
1,581,312	ILS	Goldman Sachs International	02/12/15	400,985		402,211		1,226
108,819,731	INR	HSBC Bank, N.A. †	02/12/15	1,705,638		1,749,986		44,348
7,605,872	NZD	Credit Suisse International	02/12/15	5,810,338		5,528,777		(281,561)
2,267,279	NZD	Union Bank of Switzerland AG	02/12/15	1,731,974		1,648,105		(83,869)
6,244,107	RON	State Street Corp.	02/12/15	1,653,936		1,590,481		(63,455)
695,831	TRY	Barclays Bank plc	02/12/15	296,063		283,839		(12,224)
3,888,805	TRY	Credit Suisse International	02/12/15	1,643,241		1,586,298		(56,943)
11,582,053	TWD	Goldman Sachs International †	02/12/15	361,713		364,951		3,238
19,369,459	ZAR	Credit Suisse International	02/12/15	1,641,022		1,661,022		20,000
3,459,763	ZAR	Goldman Sachs International	02/12/15	295,686		296,691		1,005
				$35,863,874		$34,770,705		$(1,093,169)
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,016,538	AUD	National Australia Bank	02/12/15	$1,621,639		$1,568,973		$52,666
946,116	BRL	Goldman Sachs International †	02/12/15	345,361		351,668		(6,307)
2,015,406	CAD	Australia and New Zealand Banking Group Limited	02/12/15	1,708,901		1,585,849		123,052
1,243,390	CAD	BNP Paribas	02/12/15	1,072,289		978,378		93,911
872,799	CAD	National Australia Bank	02/12/15	739,188		686,774		52,414
844,412	CAD	Union Bank of Switzerland AG	02/12/15	715,210		664,437		50,773
7,944,085,065	COP	Goldman Sachs International †	02/12/15	3,281,324		3,252,745		28,579
38,835,273	CZK	National Australia Bank	02/12/15	1,669,745		1,581,201		88,544
8,334,365	EUR	National Australia Bank	02/12/15	9,934,896		9,418,526		516,370
1,677,053	EUR	Standard Chartered Bank	02/12/15	1,884,432		1,895,209		(10,777)
626,281	GBP	Credit Suisse International	02/12/15	948,976		943,249		5,727
5,193,699	GBP	National Australia Bank	02/12/15	7,923,518		7,822,291		101,227
506,871,992	HUF	National Australia Bank	02/12/15	1,884,415		1,842,533		41,882
6,832,812	ILS	National Australia Bank	02/12/15	1,725,500		1,737,945		(12,445)
23,539,772	INR	Goldman Sachs International †	02/12/15	369,078		378,556		(9,478)
207,527,580	JPY	HSBC Bank, N.A.	02/12/15	1,735,749		1,767,384		(31,635)
46,675,058	NOK	National Australia Bank	02/12/15	6,080,608		6,039,785		40,823
17,312,232	NOK	State Street Corp.	02/12/15	2,257,275		2,240,215		17,060
61,226,465	PHP	Goldman Sachs International †	02/12/15	1,354,868		1,384,238		(29,370)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,244,107	RON	National Australia Bank	02/12/15	1,653,105	1,590,482	62,623
10,134,164	SEK	Deutsche Bank AG	02/12/15	1,293,079	1,224,873	68,206
7,572,720	SEK	State Street Corp.	02/12/15	951,154	915,283	35,871
1,830,881	SGD	Australia and New Zealand Banking Group Limited	03/11/15	1,351,984	1,352,369	(385)
1,434,644	TRY	State Street Corp.	02/12/15	606,264	585,211	21,053
54,247,382	TWD	HSBC Bank, N.A.†	02/12/15	1,693,643	1,709,339	(15,696)
7,296,487	ZAR	State Street Corp.	02/12/15	618,485	625,708	(7,223)
				$55,420,686	$54,143,221	$1,277,465

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2015 of the currency being sold, and the value at January 31, 2015 is the U.S. Dollar market value of the currency being purchased.

Total Return Basket Swaps* Outstanding at January 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	$1,127,516
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	(276,168)

Total			$851,348

*	See the accompanying “Additional Information – Total Return Basket Swap” for further details.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust.
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2015.
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with The custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
^	—	Represents positions held in the Subsidiary.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $10,644,333 and 4.1%, respectively.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,946,701
Aggregate gross unrealized depreciation	(2,440,212)

Net unrealized appreciation/depreciation	$(493,511)

Federal income tax cost of investments	$260,421,381

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 3.9%
Hotels Restaurants & Leisure — 0.2%
Club Mediterranee S.A. (France) (a)	17,786	494,214	494,214	—
Hotels, Restaurants & Leisure —1.4%
International Game Technology	145,248	2,457,596	2,457,596	—
Restaurant Brands International, Inc. (Canada) (a)	8,333	322,907	322,907	—
Spirit Pub Co. plc (United Kingdom)	831,727	1,436,901	1,436,901	—

	985,308	4,217,404	4,217,404	—

Media — 1.7%
DIRECTV (a)	30,268	2,581,255	2,581,255	—
Time Warner Cable, Inc.	17,600	2,395,888	2,395,888	—

	47,868	4,977,143	4,977,143	—

Multiline Retail — 0.6%
Family Dollar Stores, Inc.	25,614	1,949,225	1,949,225	—

Total Consumer Discretionary	1,076,576	11,637,986	11,637,986	—

Consumer Staples — 1.0%
Food Products — 0.1%
New Britain Palm Oil Ltd. (Papua New Guinea)	21,767	228,515	228,515	—
Tobacco — 0.9%
Lorillard, Inc.	41,332	2,711,792	2,711,792	—

Total Consumer Staples	63,099	2,940,307	2,940,307	—

Energy — 0.6%
Energy Equipment & Services — 0.6%
Baker Hughes, Inc. (a)	30,498	1,768,579	1,768,579	—
Financials — 2.4%
Banks — 0.4%
Susquehanna Bancshares, Inc.	93,190	1,175,126	1,175,126	—
Insurance — 1.4%
Catlin Group Ltd. (Bermuda)	146,170	1,534,523	1,534,523	—
Friends Life Group Ltd. (United Kingdom)	429,760	2,578,861	2,578,861	—

	575,930	4,113,384	4,113,384	—

Real Estate Management & Development — 0.6%
GAGFAH S.A. (Luxembourg) (a)	76,946	1,714,634	1,714,634	—

Total Financials	746,066	7,003,144	7,003,144	—

Health Care — 3.2%
Health Care Equipment & Supplies — 1.0%
CareFusion Corp. (a)	44,738	2,652,963	2,652,963	—
Medtronic plc (Ireland)	196	13,994	13,994	—
Tornier N.V. (Netherlands) (a)	5,538	133,854	133,854	—

	50,472	2,800,811	2,800,811	—

Health Care Providers & Services — 0.2%
Gentiva Health Services, Inc. (a)	23,141	449,398	449,398	—
Health Care Technology — 0.2%
Advanced Computer Software Group plc (United Kingdom)	315,293	658,916	658,916	—
Life Sciences Tools & Services — 0.9%
Covance, Inc. (a)	25,968	2,758,061	2,758,061	—
Pharmaceuticals — 0.9%
Allergan, Inc.	12,314	2,699,968	2,699,968	—

Total Health Care	427,188	9,367,154	9,367,154	—

Information Technology — 2.9%
Internet Software & Services — 0.8%
Trulia, Inc. (a)	55,393	2,364,173	2,364,173	—
Semiconductors & Semiconductor Equipment — 2.1%
CSR plc (United Kingdom)	203,506	2,620,753	2,620,753	—
Spansion, Inc. (a)	22,754	806,857	806,857	—
Tokyo Electron Ltd. (Japan)	39,500	2,851,077	2,851,077	—

	265,760	6,278,687	6,278,687	—

Total Information Technology	321,153	8,642,860	8,642,860	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — 0.9%
Chemicals — 0.0% (g)
Albemarle Corp.	151	7,287	7,287	—
Containers & Packaging — 0.9%
MeadWestvaco Corp.	53,934	2,711,802	2,711,802	—

Total Materials	54,085	2,719,089	2,719,089	—

Utilities — 1.0%
Multi-Utilities — 1.0%
Integrys Energy Group, Inc.	36,627	2,970,450	2,970,450	—

Total Long Positions of Total Return Basket Swap	2,755,292	47,049,569	47,049,569	—

Short Positions
Common Stocks
Consumer Discretionary — 1.4%
Hotels, Restaurants & Leisure — 0.5%
Greene King plc (United Kingdom)	108,854	1,378,049	1,378,049	—
Media — 0.9%
Comcast Corp.	50,915	2,705,878	2,705,878	—

Total Consumer Discretionary	159,769	4,083,927	4,083,927	—

Consumer Staples — 0.3%
Tobacco — 0.3%
Reynolds American, Inc.	11,899	808,537	808,537	—
Energy — 0.6%
Energy Equipment & Services — 0.6%
Halliburton Co.	43,073	1,722,489	1,722,489	—
Financials — 1.7%
Banks — 0.2%
BB&T Corp.	20,848	735,726	735,726	—
Insurance — 1.2%
Aviva plc (United Kingdom)	316,432	2,516,500	2,516,500	—
RenaissanceRe Holdings Ltd. (Bermuda)	5,486	524,626	524,626	—
XL Group plc (Ireland)	19,001	655,345	655,345	—

	340,919	3,696,471	3,696,471	—

Real Estate Management & Development — 0.3%
Deutsche Annington Immobilien SE (Germany)	27,202	946,738	946,738	—

Total Financials	388,969	5,378,935	5,378,935	—

Health Care — 1.0%
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson and Co.	3,447	475,962	475,962	—
Wright Medical Group, Inc. (a)	5,317	129,788	129,788	—

	8,764	605,750	605,750	—

Health Care Providers & Services — 0.4%
Kindred Healthcare, Inc.	15,541	286,887	286,887	—
Laboratory Corp. of America Holdings (a)	6,916	793,818	793,818	—

	22,457	1,080,705	1,080,705	—
Pharmaceuticals — 0.4%
Actavis plc (a)	4,533	1,208,226	1,208,226	—

Total Health Care	35,754	2,894,681	2,894,681	—

Information Technology — 1.9%
Internet Software & Services — 0.8%
Zillow, Inc. (a)	24,593	2,383,554	2,383,554	—
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	143,405	3,275,370	3,275,370	—

Total Information Technology	167,998	5,658,924	5,658,924	—

Materials — 1.8%
Construction Materials — 0.9%
Holcim Ltd. (Switzerland) (a)	35,818	2,514,126	2,514,126	—
Containers & Packaging — 0.9%
Rock-Tenn Co.	41,647	2,702,890	2,702,890	—

Total Materials	77,465	5,217,016	5,217,016	—

Utilities — 1.1%
Electric Utilities — 0.3%
NextEra Energy, Inc.	9,300	1,015,932	1,015,932	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — Continued
Multi-Utilities — 0.8%
Wisconsin Energy Corp.	40,856	2,278,539	2,278,539	—

Total Utilities	50,156	3,294,471	3,294,471	—

Total Short Positions of Total Return Basket Swap	935,083	29,058,980	29,058,980	—

Total of Long and Short Positions of Total Return Basket Swap	1,820,209	17,990,589	17,990,589	—

Cash and Other Receivables				1,112,370
Financing Costs				(22,628)
Net Dividends				37,774

Net Swap Contract, at value				$1,127,516

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 9.9%
Auto Components — 2.6%
CIE Automotive S.A. (Spain)	37,791	544,474	544,474	—
Cooper Tire & Rubber Co.	14,305	497,671	497,671	—
Dana Holding Corp.	25,191	525,736	525,736	—
Delphi Automotive plc (United Kingdom)	6,422	441,384	441,384	—
Faurecia (France)	12,188	493,329	493,329	—
Lear Corp.	5,504	552,326	552,326	—
Linamar Corp. (Canada)	7,917	453,513	453,513	—
Magna International, Inc. (Canada)	4,932	473,871	473,871	—
NOK Corp. (Japan)	18,500	538,789	538,789	—
Pirelli & C. S.p.A. (Italy)	38,652	549,454	549,454	—
Sanden Corp. (Japan)	94,000	443,464	443,464	—
Standard Motor Products, Inc.	14,379	524,258	524,258	—
Tokai Rika Co., Ltd. (Japan)	24,400	507,823	507,823	—
Toyo Tire & Rubber Co., Ltd. (Japan)	24,000	547,526	547,526	—
TRW Automotive Holdings Corp. (a)	845	87,179	87,179	—
Valeo S.A. (France)	3,836	544,652	544,652	—

	332,862	7,725,449	7,725,449	—

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	4,668	545,418	545,418	—
Daimler AG (Germany)	6,093	554,112	554,112	—
Fuji Heavy Industries Ltd. (Japan)	12,800	468,323	468,323	—
Isuzu Motors Ltd. (Japan)	43,000	579,107	579,107	—

	66,561	2,146,960	2,146,960	—

Distributors — 0.2%
Inchcape plc (United Kingdom)	46,863	491,625	491,625	—
Diversified Consumer Services — 0.2%
DeVry Education Group, Inc.	11,053	468,758	468,758	—
Hotels, Restaurants & Leisure — 1.0%
Carnival plc	11,392	514,244	514,244	—
DineEquity, Inc.	5,205	555,634	555,634	—
Echo Entertainment Group Ltd. (Australia)	173,140	545,897	545,897	—
Marriott Vacations Worldwide Corp.	6,432	492,048	492,048	—
Royal Caribbean Cruises Ltd.	6,007	453,829	453,829	—
Wyndham Worldwide Corp.	6,179	517,739	517,739	—

	208,355	3,079,391	3,079,391	—

Household Durables — 1.9%
Alpine Electronics, Inc. (Japan)	28,300	442,707	442,707	—
Barratt Developments plc (United Kingdom)	72,312	499,272	499,272	—
Bellway plc (United Kingdom)	16,212	445,394	445,394	—
Berkeley Group Holdings plc (United Kingdom)	13,582	495,678	495,678	—
Forbo Holding AG (Switzerland)(a)	502	488,496	488,496	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Household Durables — Continued
Leggett & Platt, Inc.	11,219	478,266	478,266	—
Newell Rubbermaid, Inc.	14,095	519,683	519,683	—
Persimmon plc (United Kingdom)(a)	19,726	473,004	473,004	—
PulteGroup, Inc.	21,669	446,165	446,165	—
Sekisui Chemical Co., Ltd. (Japan)	38,000	418,735	418,735	—
Sumitomo Forestry Co., Ltd. (Japan)	45,200	424,171	424,171	—
Whirlpool Corp.	2,531	503,871	503,871	—

	283,348	5,635,442	5,635,442	—

Internet & Catalog Retail — 0.2%
Home Retail Group plc (United Kingdom)	154,082	446,054	446,054	—
Leisure Products — 0.2%
Heiwa Corp. (Japan)	24,100	487,213	487,213	—
Media — 0.8%
Cogeco Cable, Inc. (Canada)	8,175	469,643	469,643	—
John Wiley & Sons, Inc.	7,927	491,157	491,157	—
Lagardere SCA (France)	16,784	460,492	460,492	—
Omnicom Group, Inc.	6,144	447,283	447,283	—
Shaw Communications, Inc. (Canada)	19,190	443,090	443,090	—

	58,220	2,311,665	2,311,665	—

Multiline Retail — 0.6%
Canadian Tire Corp Ltd. (Canada)	4,910	452,824	452,824	—
Dillard’s, Inc.	3,765	427,704	427,704	—
Harvey Norman Holdings Ltd. (Australia)	187,908	577,831	577,831	—
Macy’s, Inc.	7,073	451,823	451,823	—

	203,656	1,910,182	1,910,182	—

Specialty Retail — 1.0%
Best Buy Co., Inc.	11,590	407,968	407,968	—
Cato Corp. (The)	11,430	484,632	484,632	—
EDION Corp. (Japan)	74,000	552,652	552,652	—
Foot Locker, Inc.	9,000	478,980	478,980	—
GameStop Corp.	15,739	554,800	554,800	—
WH Smith plc (United Kingdom)	25,480	518,103	518,103	—

	147,239	2,997,135	2,997,135	—

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.	4,563	508,227	508,227	—
Iconix Brand Group, Inc. (a)	14,539	483,276	483,276	—
Movado Group, Inc.	17,364	417,257	417,257	—

	36,466	1,408,760	1,408,760	—

Total Consumer Discretionary	1,572,805	29,108,634	29,108,634	—
Consumer Staples — 3.5%
Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.	6,433	497,078	497,078	—
Heineken Holding N.V. (Netherlands)	8,161	536,255	536,255	—
Molson Coors Brewing Co.	6,117	464,464	464,464	—

	20,711	1,497,797	1,497,797	—

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	9,944	447,281	447,281	—
CVS Health Corp.	5,146	505,131	505,131	—
Delhaize Group S.A. (Belgium)	7,157	595,476	595,476	—
Jean Coutu Group PJC, Inc. (The) (Canada)	21,251	426,291	426,291	—
Kesko OYJ (Finland)	13,878	507,631	507,631	—
Metro, Inc. (Canada)	5,827	461,134	461,134	—
Sonae SGPS S.A. (Portugal)	409,650	538,821	538,821	—

	472,853	3,481,765	3,481,765	—

Food Products — 1.3%
Bunge Ltd.	5,679	508,441	508,441	—
Cal-Maine Foods, Inc.	11,295	395,890	395,890	—
Ingredion, Inc.	6,249	503,919	503,919	—
Pilgrim’s Pride Corp.	15,715	426,662	426,662	—
Pinnacle Foods, Inc.	14,128	508,184	508,184	—
Sanderson Farms, Inc.	6,074	485,677	485,677	—
Tate & Lyle plc (United Kingdom)	49,207	502,504	502,504	—
Tyson Foods, Inc.	13,116	512,049	512,049	—

	121,463	3,843,326	3,843,326	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Staples — Continued
Household Products — 0.2%
Henkel AG & Co., KGaA (Germany)	5,334	546,989	546,989	—
Personal Products — 0.1%
USANA Health Sciences, Inc. (a)	4,326	424,121	424,121	—
Tobacco — 0.2%
Imperial Tobacco Group plc (United Kingdom)	10,377	488,276	488,276	—

Total Consumer Staples	635,064	10,282,274	10,282,274	—

Energy — 5.8%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	7,961	461,658	461,658	—
Helmerich & Payne, Inc.	7,842	467,070	467,070	—
Hunting plc (United Kingdom)	66,900	400,742	400,742	—
John Wood Group plc (United Kingdom)	56,791	488,425	488,425	—
Newpark Resources, Inc. (a)	56,258	486,069	486,069	—
Patterson-UTI Energy, Inc.	31,307	537,228	537,228	—
Rowan Cos. plc	22,116	467,090	467,090	—
RPC, Inc.	38,503	480,132	480,132	—
Superior Energy Services, Inc.	25,070	501,400	501,400	—
Unit Corp. (a)	14,944	445,032	445,032	—
WorleyParsons Ltd. (Australia)	63,155	472,979	472,979	—

	390,847	5,207,825	5,207,825	—

Oil, Gas & Consumable Fuels — 4.0%
Beach Energy Ltd. (Australia)	635,708	475,103	475,103	—
Bonavista Energy Corp. (Canada)	79,302	374,449	374,449	—
Caltex Australia Ltd. (Australia)	18,413	479,060	479,060	—
Canadian Natural Resources Ltd. (Canada)	17,265	500,545	500,545	—
Enbridge Income Fund Holdings, Inc. (Canada)	15,505	502,354	502,354	—
Green Plains, Inc.	22,387	524,080	524,080	—
HollyFrontier Corp.	14,195	509,884	509,884	—
Keyera Corp. (Canada)	8,067	476,135	476,135	—
Marathon Petroleum Corp.	6,200	574,058	574,058	—
Neste Oil OYJ (Finland)	18,569	514,083	514,083	—
Parkland Fuel Corp. (Canada)	28,383	488,946	488,946	—
PBF Energy, Inc.	19,360	544,016	544,016	—
Phillips 66	7,547	530,705	530,705	—
Repsol S.A. (Spain)	18,498	327,859	327,859	—
REX American Resources Corp. (a)	8,489	471,224	471,224	—
Ship Finance International Ltd. (Norway)	35,081	487,275	487,275	—
Showa Shell Sekiyu KK (Japan)	52,200	513,421	513,421	—
Suncor Energy, Inc. (Canada)	16,725	498,841	498,841	—
Tesoro Corp.	7,298	596,466	596,466	—
TransCanada Corp. (Canada)	10,536	468,801	468,801	—
Valero Energy Corp.	11,068	585,276	585,276	—
Veresen, Inc. (Canada)	37,579	478,203	478,203	—
Western Refining, Inc.	14,292	530,662	530,662	—
World Fuel Services Corp.	9,855	482,599	482,599	—

	1,112,522	11,934,045	11,934,045	—

Total Energy	1,503,369	17,141,870	17,141,870	—

Financials — 8.4%
Banks — 1.1%
Bendigo and Adelaide Bank Ltd. (Australia)	43,533	453,454	453,454	—
Credit Agricole S.A. (France)	39,700	473,956	473,956	—
Fifth Third Bancorp	25,313	437,915	437,915	—
First Interstate BancSystem, Inc.	16,448	393,107	393,107	—
Huntington Bancshares, Inc.	49,780	498,796	498,796	—
Mitsubishi UFJ Financial Group, Inc. (Japan)	92,000	495,373	495,373	—
Resona Holdings, Inc. (Japan)	101,100	506,576	506,576	—

	367,874	3,259,177	3,259,177	—

Capital Markets — 1.1%
3i Group plc (United Kingdom)	74,223	513,473	513,473	—
Arlington Asset Investment Corp.	16,863	447,375	447,375	—
BGC Partners, Inc.	46,961	367,705	367,705	—
Intermediate Capital Group plc (United Kingdom)	65,236	484,414	484,414	—
Investec plc (South Africa)	62,268	525,213	525,213	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Capital Markets — Continued
Man Group plc (United Kingdom)	209,885	566,503	566,503	—
Okasan Securities Group, Inc. (Japan) (a)	58,000	412,910	412,910	—

	533,436	3,317,593	3,317,593	—

Consumer Finance — 0.3%
Capital One Financial Corp.	5,696	417,004	417,004	—
Nelnet, Inc.	10,246	448,160	448,160	—

	15,942	865,164	865,164	—

Diversified Financial Services — 0.2%
Voya Financial, Inc.	12,386	483,178	483,178	—
Insurance — 5.4%
Ageas (Belgium)	13,143	450,449	450,449	—
American Equity Investment Life Holding Co.	17,669	450,736	450,736	—
Amlin plc (United Kingdom)	68,328	501,611	501,611	—
AmTrust Financial Services, Inc.	7,984	404,150	404,150	—
Aspen Insurance Holdings Ltd. (Bermuda)	12,076	523,132	523,132	—
Assurant, Inc.	6,842	434,535	434,535	—
AXA S.A. (France)	21,803	513,813	513,813	—
Baloise Holding AG (Switzerland)	4,001	522,893	522,893	—
Catlin Group Ltd. (Bermuda)	46,093	483,894	483,894	—
CNO Financial Group, Inc.	26,645	413,530	413,530	—
CNP Assurances (France)	25,305	445,791	445,791	—
Delta Lloyd N.V. (Netherlands)	22,431	425,323	425,323	—
Direct Line Insurance Group plc (United Kingdom)	114,258	537,798	537,798	—
First American Financial Corp.	14,775	502,646	502,646	—
Great-West Lifeco, Inc. (Canada)	17,910	453,987	453,987	—
Hannover Rueck SE (Germany)	5,694	511,134	511,134	—
Hanover Insurance Group, Inc. (The)	6,551	452,019	452,019	—
Horace Mann Educators Corp.	15,085	459,640	459,640	—
Legal & General Group plc (United Kingdom)	135,848	548,162	548,162	—
Lincoln National Corp.	9,051	452,369	452,369	—
Manulife Financial Corp. (Canada)	27,480	440,735	440,735	—
Montpelier Re Holdings Ltd. (Bermuda)	14,654	514,795	514,795	—
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,549	512,706	512,706	—
Old Mutual plc (United Kingdom)	175,396	550,026	550,026	—
PartnerRe Ltd. (Bermuda)	4,591	525,210	525,210	—
Phoenix Group Holdings (United Kingdom)	40,902	516,879	516,879	—
Protective Life Corp.	421	29,449	29,449	—
Reinsurance Group of America, Inc.	5,400	447,174	447,174	—
SCOR SE (France)	17,072	533,696	533,696	—
Suncorp Group Ltd. (Australia)	45,963	526,714	526,714	—
Symetra Financial Corp.	20,456	415,461	415,461	—
Talanx AG (Germany)	14,976	457,087	457,087	—
Universal Insurance Holdings, Inc.	25,220	585,861	585,861	—
Zurich Insurance Group AG (Switzerland) (a)	1,670	555,454	555,454	—

	988,242	16,098,859	16,098,859	—

Thrifts & Mortgage Finance — 0.3%
Aareal Bank AG (Germany)	12,680	481,936	481,936	—
Genworth MI Canada, Inc. (Canada)	16,376	407,499	407,499	—

	29,056	889,435	889,435	—

Total Financials	1,946,936	24,913,406	24,913,406	—

Health Care — 4.1%
Health Care Equipment & Supplies — 0.1%
Straumann Holding AG (Switzerland)	2,065	468,010	468,010	—
Health Care Providers & Services — 2.2%
Anthem, Inc.	3,707	500,297	500,297	—
Cardinal Health, Inc.	5,775	480,422	480,422	—
Chemed Corp.	4,876	493,159	493,159	—
Express Scripts Holding Co. (a)	5,765	465,293	465,293	—
Health Net, Inc. (a)	8,305	449,882	449,882	—
Humana, Inc.	3,344	489,695	489,695	—
McKesson Corp.	2,458	522,694	522,694	—
MEDNAX, Inc. (a)	7,247	491,999	491,999	—
PharMerica Corp. (a)	24,831	571,361	571,361	—
Quest Diagnostics, Inc.	7,946	564,722	564,722	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Health Care Providers & Services — Continued
Select Medical Holdings Corp.	33,235	449,337	449,337	—
Sonic Healthcare Ltd. (Australia)	33,984	498,441	498,441	—
Universal Health Services, Inc.	4,750	487,018	487,018	—

	146,223	6,464,320	6,464,320	—

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland) (a)	4,177	496,763	496,763	—
Pharmaceuticals — 1.6%
AstraZeneca plc (United Kingdom)	7,268	519,219	519,219	—
Ipsen S.A. (France)	8,893	453,214	453,214	—
Kaken Pharmaceutical Co., Ltd. (Japan)	26,000	558,171	558,171	—
Kissei Pharmaceutical Co., Ltd. (Japan)	19,100	577,408	577,408	—
Merck KGaA (Germany)	4,407	441,768	441,768	—
Mitsubishi Tanabe Pharma Corp. (Japan)	30,500	485,694	485,694	—
Recordati S.p.A. (Italy)	32,767	542,441	542,441	—
Roche Holding AG (Switzerland)	1,878	516,951	516,951	—
Shionogi & Co., Ltd. (Japan)	19,200	581,248	581,248	—

	150,013	4,676,114	4,676,114	—

Total Health Care	302,478	12,105,207	12,105,207	—

Industrials — 7.6%
Aerospace & Defense — 1.0%
Bombardier, Inc. (Canada)	150,318	343,057	343,057	—
Cobham plc (United Kingdom)	102,653	505,130	505,130	—
Engility Holdings, Inc. (a)	12,740	508,326	508,326	—
Meggitt plc (United Kingdom)	65,704	533,413	533,413	—
Safran S.A. (France)	8,531	570,593	570,593	—
Thales S.A. (France)	8,779	464,269	464,269	—

	348,725	2,924,788	2,924,788	—

Air Freight & Logistics — 0.5%
bpost S.A. (Belgium)	18,032	475,172	475,172	—
CTT-Correios de Portugal S.A. (Portugal)	53,227	562,370	562,370	—
Royal Mail plc (United Kingdom)	70,176	459,791	459,791	—

	141,435	1,497,333	1,497,333	—

Airlines — 1.1%
Alaska Air Group, Inc.	9,247	627,594	627,594	—
Delta Air Lines, Inc.	11,139	526,986	526,986	—
easyJet plc (United Kingdom)	19,034	533,817	533,817	—
Hawaiian Holdings, Inc. (a)	19,799	384,892	384,892	—
JetBlue Airways Corp. (a)	31,166	523,277	523,277	—
Southwest Airlines Co.	12,143	548,621	548,621	—

	102,528	3,145,187	3,145,187	—

Building Products — 0.2%
Sanwa Holdings Corp. (Japan)	67,500	471,345	471,345	—
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. (a)	51,900	411,048	411,048	—
Deluxe Corp.	7,939	515,479	515,479	—
Downer EDI Ltd. (Australia)	126,286	413,900	413,900	—
Kaba Holding AG (Switzerland) (a)	911	458,377	458,377	—
Mineral Resources Ltd. (Australia)	80,681	423,341	423,341	—
Pitney Bowes, Inc.	21,246	509,479	509,479	—
Steelcase, Inc.	26,419	445,953	445,953	—
West Corp.	15,031	491,514	491,514	—

	330,413	3,669,091	3,669,091	—

Construction & Engineering — 0.9%
Boskalis Westminster N.V. (Netherlands)	9,316	413,977	413,977	—
COMSYS Holdings Corp. (Japan)	37,400	514,039	514,039	—
Galliford Try plc (United Kingdom)	25,840	512,190	512,190	—
Nippo Corp. (Japan)	30,000	471,345	471,345	—
Takeuchi Manufacturing Co., Ltd. (Japan)	11,300	420,996	420,996	—
Toda Corp. (Japan)	117,000	422,447	422,447	—

	230,856	2,754,994	2,754,994	—

Electrical Equipment — 0.2%
Fuji Electric Co., Ltd. (Japan)	128,000	553,726	553,726	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	5,142	461,134	461,134	—
INDUS Holding AG (Germany)	10,952	479,066	479,066	—

	16,094	940,200	940,200	—

Machinery — 1.3%
American Railcar Industries, Inc.	10,114	507,723	507,723	—
Duerr AG (Germany)	5,640	514,955	514,955	—
Greenbrier Cos., Inc. (The)	9,599	498,476	498,476	—
Hino Motors Ltd. (Japan)	34,600	496,475	496,475	—
Joy Global, Inc.	11,201	469,770	469,770	—
Sumitomo Heavy Industries Ltd. (Japan)	95,000	520,182	520,182	—
Trinity Industries, Inc.	18,343	485,539	485,539	—
Tsubakimoto Chain Co. (Japan)	63,000	512,884	512,884	—

	247,497	4,006,004	4,006,004	—

Professional Services — 0.2%
Korn/Ferry International (a)	17,319	493,591	493,591	—
Trading Companies & Distributors — 0.5%
Aircastle Ltd.	24,135	484,148	484,148	—
Finning International, Inc. (Canada)	24,514	404,162	404,162	—
GATX Corp.	9,237	527,894	527,894	—

	57,886	1,416,204	1,416,204	—

Transportation Infrastructure — 0.2%
Atlantia S.p.A. (Italy)	21,933	565,825	565,825	—

Total Industrials	1,710,186	22,438,288	22,438,288	—

Information Technology — 10.0%
Communications Equipment — 0.7%
Brocade Communications Systems, Inc.	45,458	505,493	505,493	—
Harris Corp.	6,582	441,849	441,849	—
Hitachi Kokusai Electric, Inc. (Japan)	33,000	453,283	453,283	—
Pace plc (United Kingdom)	98,604	496,642	496,642	—

	183,644	1,897,267	1,897,267	—

Electronic Equipment, Instruments & Components — 2.6%
Alps Electric Co., Ltd. (Japan)	24,500	516,789	516,789	—
Arrow Electronics, Inc. (a)	9,074	499,433	499,433	—
Benchmark Electronics, Inc. (a)	19,476	471,903	471,903	—
CDW Corp.	12,829	439,522	439,522	—
Corning, Inc.	22,289	529,809	529,809	—
Flextronics International Ltd. (a)	41,752	464,282	464,282	—
Hitachi High-Technologies Corp. (Japan)	16,000	503,449	503,449	—
Ingram Micro, Inc. (a)	17,230	433,851	433,851	—
Insight Enterprises, Inc. (a)	17,458	413,231	413,231	—
Iriso Electronics Co., Ltd. (Japan)	9,100	533,152	533,152	—
Japan Aviation Electronics Industry Ltd. (Japan)	20,000	459,167	459,167	—
Oki Electric Industry Co., Ltd. (Japan)	264,000	544,052	544,052	—
Sanmina Corp. (a)	18,742	396,956	396,956	—
TE Connectivity Ltd. (Switzerland)	7,343	487,502	487,502	—
Tech Data Corp. (a)	8,375	478,212	478,212	—
Vishay Intertechnology, Inc.	37,078	505,002	505,002	—

	545,246	7,676,312	7,676,312	—

IT Services — 1.6%
Broadridge Financial Solutions, Inc.	11,462	550,061	550,061	—
CGI Group, Inc. (Canada) (a)	13,583	538,210	538,210	—
Computer Sciences Corp.	8,176	496,120	496,120	—
Convergys Corp.	22,162	424,624	424,624	—
CSG Systems International, Inc.	18,252	447,539	447,539	—
DH Corp. (Canada)	16,381	457,513	457,513	—
DST Systems, Inc.	4,692	453,716	453,716	—
SCSK Corp. (Japan)	18,200	457,674	457,674	—
Western Union Co. (The)	25,651	436,067	436,067	—
Xerox Corp.	37,505	493,941	493,941	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
IT Services — Continued

	176,064	4,755,465	4,755,465	—

Semiconductors & Semiconductor Equipment — 2.1%
ams AG (Austria)	12,700	500,697	500,697	—
ASM International N.V. (Netherlands)	11,216	460,893	460,893	—
Avago Technologies Ltd. (Singapore)	4,665	479,935	479,935	—
Broadcom Corp.	11,000	466,785	466,785	—
Cirrus Logic, Inc. (a)	21,882	579,873	579,873	—
First Solar, Inc. (a)	11,523	487,653	487,653	—
Intel Corp.	14,072	464,939	464,939	—
Lam Research Corp.	5,846	446,868	446,868	—
Micron Technology, Inc. (a)	15,122	442,545	442,545	—
MKS Instruments, Inc.	13,180	461,432	461,432	—
NVIDIA Corp.	22,722	436,376	436,376	—
OmniVision Technologies, Inc. (a)	821	22,200	22,200	—
Skyworks Solutions, Inc.	7,114	590,818	590,818	—
Texas Instruments, Inc.	8,848	472,926	472,926	—

	160,711	6,313,940	6,313,940	—

Software — 1.6%
Activision Blizzard, Inc.	25,995	543,166	543,166	—
Ebix, Inc.	28,777	657,554	657,554	—
Open Text Corp. (Canada)	9,143	518,490	518,490	—
Playtech plc (United Kingdom)	47,487	485,654	485,654	—
Software AG (Germany)	20,815	552,742	552,742	—
Symantec Corp.	18,125	448,956	448,956	—
Synopsys, Inc. (a)	10,916	469,279	469,279	—
Take-Two Interactive Software, Inc. (a)	16,876	501,555	501,555	—
UBISOFT Entertainment (France)(a)	26,323	532,138	532,138	—

	204,457	4,709,534	4,709,534	—

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	4,673	547,489	547,489	—
Brother Industries Ltd. (Japan)	28,800	498,844	498,844	—
Hewlett-Packard Co.	13,083	472,689	472,689	—
Lexmark International, Inc.	12,940	516,435	516,435	—
NetApp, Inc.	10,969	414,628	414,628	—
SanDisk Corp.	5,236	397,465	397,465	—
Seagate Technology plc	7,082	399,708	399,708	—
Seiko Epson Corp. (Japan)	12,100	497,168	497,168	—
Western Digital Corp.	3,982	387,170	387,170	—

	98,865	4,131,596	4,131,596	—

Total Information Technology	1,368,987	29,484,114	29,484,114	—

Materials — 4.2%
Chemicals — 1.7%
Asahi Kasei Corp. (Japan)	50,000	499,021	499,021	—
Celanese Corp.	8,891	477,980	477,980	—
CF Industries Holdings, Inc.	2,009	613,508	613,508	—
Daicel Corp. (Japan)	44,000	552,670	552,670	—
Dow Chemical Co. (The)	11,454	517,263	517,263	—
LyondellBasell Industries N.V.	6,573	519,859	519,859	—
Olin Corp.	23,487	588,819	588,819	—
Potash Corp. of Saskatchewan, Inc. (Canada)	14,771	537,740	537,740	—
Tosoh Corp. (Japan)	104,000	567,691	567,691	—

	265,185	4,874,551	4,874,551	—

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	184,117	513,140	513,140	—
CSR Ltd. (Australia)	159,326	496,141	496,141	—

	343,443	1,009,281	1,009,281	—

Containers & Packaging — 0.4%
Smurfit Kappa Group plc (Ireland)	23,950	591,608	591,608	—
Sonoco Products Co.	11,916	526,687	526,687	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
Containers & Packaging — Continued

	35,866	1,118,295	1,118,295	—

Metals & Mining — 1.3%
Centerra Gold, Inc. (Canada)	99,713	597,948	597,948	—
Compass Minerals International, Inc.	6,051	528,857	528,857	—
Kobe Steel Ltd. (Japan)(a)	304,000	538,466	538,466	—
Mitsubishi Materials Corp. (Japan)	155,000	493,656	493,656	—
Sherritt International Corp. (Canada)	180,829	304,536	304,536	—
Steel Dynamics, Inc.	26,661	454,304	454,304	—
Sumitomo Metal Mining Co., Ltd. (Japan)	30,000	433,790	433,790	—
Western Areas Ltd. (Australia)	169,018	528,954	528,954	—

	971,272	3,880,511	3,880,511	—

Paper & Forest Products — 0.5%
Mondi plc (South Africa)	27,712	496,286	496,286	—
Stora Enso OYJ (Finland)	57,506	559,493	559,493	—
UPM-Kymmene OYJ (Finland)	28,323	498,958	498,958	—

	113,541	1,554,737	1,554,737	—

Total Materials	1,729,307	12,437,375	12,437,375	—

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.8%
BCE, Inc. (Canada)	9,965	457,667	457,667	—
Belgacom S.A. (Belgium)	13,966	520,713	520,713	—
CenturyLink, Inc.	11,609	431,507	431,507	—
iiNET Ltd. (Australia)	82,865	483,828	483,828	—
Verizon Communications, Inc.	9,447	431,822	431,822	—

	127,852	2,325,537	2,325,537	—

Wireless Telecommunication Services — 0.3%
Freenet AG (Germany)	17,969	537,270	537,270	—
KDDI Corp. (Japan)	7,300	519,883	519,883	—

	25,269	1,057,153	1,057,153	—

Total Telecommunication Services	153,121	3,382,690	3,382,690	—

Utilities — 3.3%
Electric Utilities — 1.5%
American Electric Power Co., Inc.	8,233	517,115	517,115	—
EDP — Energias de Portugal S.A. (Portugal)	113,962	434,880	434,880	—
Empire District Electric Co. (The)	16,851	513,450	513,450	—
Enel S.p.A. (Italy)	116,186	525,949	525,949	—
Iberdrola S.A. (Spain)	74,942	518,946	518,946	—
IDACORP, Inc.	7,650	519,512	519,512	—
Red Electrica Corp., S.A. (Spain)	5,716	488,048	488,048	—
SSE plc (United Kingdom)	18,817	456,025	456,025	—
Westar Energy, Inc.	12,853	549,080	549,080	—

	375,210	4,523,005	4,523,005	—

Gas Utilities — 0.7%
Enagas S.A. (Spain)	16,223	515,129	515,129	—
Gas Natural SDG S.A. (Spain)	20,028	470,738	470,738	—
Snam S.p.A. (Italy)	104,377	511,414	511,414	—
Tokyo Gas Co., Ltd. (Japan)	87,000	523,274	523,274	—

	227,628	2,020,555	2,020,555	—

Multi-Utilities — 1.1%
Ameren Corp.	11,574	524,071	524,071	—
Hera S.p.A. (Italy)	218,762	536,426	536,426	—
National Grid plc (United Kingdom)	36,480	514,021	514,021	—
Public Service Enterprise Group, Inc.	11,487	490,265	490,265	—
SCANA Corp.	8,719	556,011	556,011	—
Vectren Corp.	10,667	511,163	511,163	—

	297,689	3,131,957	3,131,957	—

Total Utilities	900,527	9,675,517	9,675,517	—

Total Long Positions of Total Return Basket Swap	11,822,780	170,969,375	170,969,375	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Short Positions
Consumer Discretionary — 9.4%
Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	22,886	557,274	557,274	—
Diversified Consumer Services — 0.3%
Benesse Holdings, Inc. (Japan)	14,700	441,263	441,263	—
Houghton Mifflin Harcourt Co. (a)	23,188	456,340	456,340	—

	37,888	897,603	897,603	—

Hotels Restaurants & Leisure — 0.3%
Domino’s Pizza Enterprises Ltd. (Australia)	22,908	467,961	467,961	—
Pinnacle Entertainment, Inc. (a)	20,589	435,457	435,457	—

	43,497	903,418	903,418	—

Hotels, Restaurants & Leisure — 2.4%
Accor S.A. (France)	11,094	555,668	555,668	—
Autogrill S.p.A. (Italy) (a)	60,198	515,960	515,960	—
Belmond Ltd. (Bermuda) (a)	41,888	460,349	460,349	—
Choice Hotels International, Inc.	8,468	486,487	486,487	—
Crown Resorts Ltd. (Australia)	49,049	519,693	519,693	—
Dunkin’ Brands Group, Inc.	11,678	552,486	552,486	—
InterContinental Hotels Group plc (United Kingdom)	8,585	344,216	344,216	—
Krispy Kreme Doughnuts, Inc. (a)	26,172	509,569	509,569	—
Merlin Entertainments plc (United Kingdom)	79,773	484,822	484,822	—
MGM Resorts International (a)	25,646	499,584	499,584	—
Panera Bread Co. (a)	2,950	506,987	506,987	—
Starbucks Corp.	6,217	544,174	544,174	—
Thomas Cook Group plc (United Kingdom) (a)	249,872	482,866	482,866	—
Wynn Resorts Ltd.	3,429	507,320	507,320	—

	585,019	6,970,181	6,970,181	—

Household Durables — 0.5%
Mohawk Industries, Inc. (a)	3,232	533,410	533,410	—
Tempur Sealy International, Inc. (a)	9,035	497,196	497,196	—
TRI Pointe Homes, Inc. (a)	34,031	487,664	487,664	—

	46,298	1,518,270	1,518,270	—

Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	1,671	592,420	592,420	—
HomeAway, Inc. (a)	14,823	377,838	377,838	—
Netflix, Inc. (a)	1,275	563,295	563,295	—
Ocado Group plc (United Kingdom) (a)	79,412	491,599	491,599	—
Rakuten, Inc. (Japan)	35,200	492,195	492,195	—
Start Today Co., Ltd. (Japan)	23,800	485,809	485,809	—
TripAdvisor, Inc. (a)	6,329	424,106	424,106	—
Yoox S.p.A. (Italy) (a)	21,530	467,358	467,358	—

	184,040	3,894,620	3,894,620	—

Media — 1.5%
AMC Networks, Inc. (a)	7,316	487,977	487,977	—
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	31,757	467,228	467,228	—
Charter Communications, Inc. (a)	2,767	418,135	418,135	—
Dentsu, Inc. (Japan)	11,600	481,070	481,070	—
JCDecaux S.A. (France)	13,580	490,823	490,823	—
Mediaset S.p.A. (Italy) (a)	120,224	548,031	548,031	—
Nexstar Broadcasting Group, Inc.	8,973	447,708	447,708	—
Rentrak Corp. (a)	6,718	516,816	516,816	—
Sirius XM Holdings, Inc. (a)	144,004	511,214	511,214	—

	346,939	4,369,002	4,369,002	—

Multiline Retail — 0.5%
Don Quijote Holdings Co., Ltd. (Japan)	6,800	499,157	499,157	—
J. Front Retailing Co., Ltd. (Japan)	42,600	548,144	548,144	—
Marui Group Co., Ltd. (Japan)	47,000	493,494	493,494	—

	96,400	1,540,795	1,540,795	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Specialty Retail — 1.9%
AutoCanada, Inc. (Canada)	13,036	332,184	332,184	—
Cabela’s, Inc. (a)	8,445	464,053	464,053	—
Dufry AG (Switzerland) (a)	3,324	490,889	490,889	—
Five Below, Inc. (a)	12,485	416,000	416,000	—
Hibbett Sports, Inc. (a)	9,845	463,109	463,109	—
Inditex S.A. (Spain)	17,305	511,061	511,061	—
Lumber Liquidators Holdings, Inc. (a)	7,256	458,216	458,216	—
Restoration Hardware Holdings, Inc. (a)	5,022	439,576	439,576	—
Sally Beauty Holdings, Inc. (a)	14,572	452,898	452,898	—
Sports Direct International plc (United Kingdom) (a)	46,261	495,761	495,761	—
SuperGroup plc (United Kingdom) (a)	38,400	555,245	555,245	—
Urban Outfitters, Inc. (a)	13,251	461,930	461,930	—

	189,202	5,540,922	5,540,922	—

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	7,133	493,209	493,209	—
Kate Spade & Co. (a)	14,789	466,297	466,297	—
lululemon athletica, Inc. (Canada) (a)	9,478	627,823	627,823	—

	31,400	1,587,329	1,587,329	—

Total Consumer Discretionary	1,583,569	27,779,414	27,779,414	—

Consumer Staples — 4.1%
Beverages — 0.7%
Boston Beer Co., Inc. (The) (a)	1,512	475,554	475,554	—
Coca-Cola Amatil Ltd. (Australia)	58,666	443,013	443,013	—
Diageo plc (United Kingdom)	17,405	516,444	516,444	—
Remy Cointreau S.A. (France)	7,274	539,125	539,125	—

	84,857	1,974,136	1,974,136	—

Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.	4,847	442,531	442,531	—
Distribuidora Internacional de Alimentacion S.A. (Spain)	74,045	480,940	480,940	—
Fresh Market Inc. (The) (a)	10,523	401,031	401,031	—
Jeronimo Martins SGPS S.A. (Portugal)	43,825	473,334	473,334	—
METRO AG (Germany) (a)	16,701	515,398	515,398	—
PriceSmart, Inc.	5,374	439,486	439,486	—
Sprouts Farmers Market, Inc. (a)	14,243	518,588	518,588	—
SUPERVALU, Inc. (a)	46,739	455,238	455,238	—
United Natural Foods, Inc. (a)	6,451	498,533	498,533	—
Whole Foods Market, Inc.	9,888	515,115	515,115	—

	232,636	4,740,194	4,740,194	—

Food Products — 1.5%
Associated British Foods plc (United Kingdom)	10,165	475,086	475,086	—
Barry Callebaut AG (Switzerland) (a)	466	465,391	465,391	—
Boulder Brands, Inc. (a)	46,518	466,576	466,576	—
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	9	567,376	567,376	—
Corbion N.V. (Netherlands)	30,136	501,951	501,951	—
Kagome Co., Ltd. (Japan)	30,300	481,477	481,477	—
Kikkoman Corp. (Japan) (a)	20,000	595,248	595,248	—
WhiteWave Foods Co. (The) (a)	14,235	469,328	469,328	—
Yakult Honsha Co., Ltd. (Japan)	9,300	568,628	568,628	—

	161,129	4,591,061	4,591,061	—

Personal Products — 0.3%
Beiersdorf AG (Germany)	5,959	523,879	523,879	—
Estee Lauder Cos., Inc. (The)	6,566	463,494	463,494	—

	12,525	987,373	987,373	—

Total Consumer Staples	491,147	12,292,764	12,292,764	—

Energy — 3.5%
Energy Equipment & Services — 0.1%
Saipem S.p.A. (Italy) (a)	46,643	423,234	423,234	—
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp. (a)	11,557	400,450	400,450	—
Athabasca Oil Corp. (Canada) (a)	224,316	328,345	328,345	—
Bellatrix Exploration Ltd. (Canada) (a)	137,347	277,785	277,785	—
Bill Barrett Corp. (a)	43,729	446,036	446,036	—
Cobalt International Energy, Inc. (a)	57,188	521,554	521,554	—
CONSOL Energy, Inc.	14,075	407,471	407,471	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Energy — Continued
Oil, Gas & Consumable Fuels — 3.4%
Continental Resources, Inc. (a)	12,984	589,474	589,474	—
Diamondback Energy, Inc. (a)	7,431	512,665	512,665	—
Gulfport Energy Corp. (a)	11,712	450,795	450,795	—
Kelt Exploration Ltd. (Canada) (a)	82,997	411,491	411,491	—
Magnum Hunter Resources (a)	290	—	—	—
Matador Resources Co. (a)	27,718	597,600	597,600	—
MEG Energy Corp. (Canada) (a)	31,468	479,932	479,932	—
Oasis Petroleum, Inc. (a)	30,618	411,506	411,506	—
Oil Search Ltd. (Australia)	77,609	469,452	469,452	—
Ophir Energy plc (United Kingdom) (a)	236,653	478,708	478,708	—
Paramount Resources Ltd. (Canada) (a)	18,866	423,286	423,286	—
PDC Energy, Inc. (a)	12,387	569,059	569,059	—
Rosetta Resources, Inc. (a)	24,164	412,479	412,479	—
Santos Ltd. (Australia)	76,367	468,479	468,479	—
Tourmaline Oil Corp. (Canada) (a)	14,446	397,217	397,217	—
Trilogy Energy Corp. (Canada)	65,285	333,952	333,952	—
Whitehaven Coal Ltd. (Australia) (a)	46,660	45,043	45,043	—
WPX Energy, Inc. (a)	42,826	456,525	456,525	—

	1,308,693	9,889,304	9,889,304	—

Total Energy	1,355,336	10,312,538	10,312,538	—

Financials — 7.5%
Banks — 2.2%
Banca Popolare dell’Emilia Romagna SC (Italy) (a)	77,131	522,512	522,512	—
Banca Popolare di Milano Scarl (Italy) (a)	733,945	590,503	590,503	—
Banco Comercial Portugues S.A. (Portugal) (a)	5,340,234	380,171	380,171	—
Banco Espirito Santo S.A. (Portugal) (a)	35,937	4,873	4,873	—
Bank of Ireland (Ireland) (a)	1,254,872	380,025	380,025	—
Bankia S.A. (Spain) (a)	328,497	430,594	430,594	—
BankUnited, Inc.	17,193	475,558	475,558	—
Commerzbank AG (Germany) (a)	36,935	445,329	445,329	—
Home BancShares, Inc.	14,229	421,463	421,463	—
Lloyds Banking Group plc (United Kingdom) (a)	416,647	462,821	462,821	—
National Australia Bank Ltd. (Australia)	16,569	459,590	459,590	—
Signature Bank (a)	3,682	431,273	431,273	—
SVB Financial Group (a)	4,161	469,777	469,777	—
TCF Financial Corp.	28,638	420,979	420,979	—
Texas Capital Bancshares, Inc. (a)	7,828	319,774	319,774	—
UMB Financial Corp.	8,755	424,793	424,793	—

	8,325,253	6,640,035	6,640,035	—

Capital Markets — 1.1%
Artisan Partners Asset Management, Inc.	10,195	492,113	492,113	—
ICAP plc (United Kingdom)	70,253	494,791	494,791	—
Julius Baer Group Ltd. (Switzerland) (a)	10,909	446,720	446,720	—
LPL Financial Holdings, Inc.	11,143	458,534	458,534	—
Partners Group Holding AG (Switzerland)	1,476	396,408	396,408	—
Platinum Asset Management Ltd. (Australia)	80,842	547,539	547,539	—
Schroders plc (United Kingdom)	12,122	529,121	529,121	—

	196,940	3,365,226	3,365,226	—

Consumer Finance — 0.2%
AEON Financial Service Co., Ltd. (Japan)	25,000	454,526	454,526	—
Diversified Financial Services — 0.5%
Element Financial Corp. (Canada) (a)	41,087	436,511	436,511	—
MSCI, Inc.	10,459	562,904	562,904	—
Onex Corp. (Canada)	8,669	475,850	475,850	—

	60,215	1,475,265	1,475,265	—

Insurance — 0.8%
Lancashire Holdings Ltd. (United Kingdom)	57,792	531,418	531,418	—
RSA Insurance Group plc (United Kingdom) (a)	73,981	506,227	506,227	—
St. James’s Place plc (United Kingdom)	39,428	509,536	509,536	—
Standard Life plc (United Kingdom)	80,907	491,104	491,104	—
XL Group plc (Ireland)	5,992	206,664	206,664	—

	258,100	2,244,949	2,244,949	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Real Estate Management & Development — 2.2%
Aeon Mall Co., Ltd. (Japan)	29,500	493,132	493,132	—
Alexander & Baldwin, Inc.	11,565	442,477	442,477	—
Capital & Counties Properties plc (United Kingdom)	87,866	509,126	509,126	—
Forest City Enterprises, Inc. (a)	21,178	518,861	518,861	—
Foxtons Group plc (United Kingdom)	185,944	537,032	537,032	—
Howard Hughes Corp. (The) (a)	3,769	492,344	492,344	—
IMMOFINANZ AG (Austria) (a)	202,443	463,011	463,011	—
Kennedy-Wilson Holdings, Inc.	17,447	463,916	463,916	—
Mitsubishi Estate Co., Ltd. (Japan)	23,000	466,836	466,836	—
Mitsui Fudosan Co., Ltd. (Japan)	18,000	459,925	459,925	—
Realogy Holdings Corp. (a)	11,409	530,519	530,519	—
St Joe Co. (The) (a)	16,216	262,051	262,051	—
Sumitomo Realty & Development Co., Ltd. (Japan)	14,000	451,248	451,248	—
Tokyo Tatemono Co., Ltd. (Japan)	67,000	456,442	456,442	—

	709,337	6,546,920	6,546,920	—

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp. (a)	53,441	455,317	455,317	—
Radian Group, Inc.	26,972	425,079	425,079	—
TFS Financial Corp.	33,504	469,726	469,726	—

	113,917	1,350,122	1,350,122	—

Total Financials	9,688,762	22,077,043	22,077,043	—

Health Care — 2.2%
Health Care Equipment & Supplies — 0.3%
Insulet Corp. (a)	10,679	313,856	313,856	—
Olympus Corp. (Japan) (a)	12,900	452,593	452,593	—

	23,579	766,449	766,449	—

Health Care Providers & Services — 0.1%
Premier, Inc. (a)	13,498	438,685	438,685	—
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	37,222	443,314	443,314	—
athenahealth, Inc. (a)	3,194	446,234	446,234	—
HMS Holdings Corp. (a)	22,422	443,619	443,619	—
M3, Inc. (Japan)(a)	26,300	533,481	533,481	—
Medidata Solutions, Inc. (a)	10,594	455,436	455,436	—

	99,732	2,322,084	2,322,084	—

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc. (a)	3,520	402,934	402,934	—
Eurofins Scientific SE (Luxembourg)	1,892	488,524	488,524	—

	5,412	891,458	891,458	—

Pharmaceuticals — 0.7%
BTG plc (United Kingdom) (a)	39,059	465,351	465,351	—
Daiichi Sankyo Co., Ltd. (Japan)	35,500	517,853	517,853	—
Ono Pharmaceutical Co., Ltd. (Japan)	5,200	553,521	553,521	—
UCB S.A. (Belgium)	5,863	456,939	456,939	—

	85,622	1,993,664	1,993,664	—

Total Health Care	227,843	6,412,340	6,412,340	—

Industrials — 9.3%
Aerospace & Defense — 0.5%
Airbus Group N.V. (France)	9,613	512,719	512,719	—
DigitalGlobe, Inc. (a)	16,243	436,774	436,774	—
Finmeccanica S.p.A. (Italy) (a)	46,563	509,851	509,851	—

	72,419	1,459,344	1,459,344	—

Air Freight & Logistics — 0.5%
Hub Group, Inc. (a)	13,502	450,967	450,967	—
PostNL N.V. (Netherlands) (a)	118,243	430,907	430,907	—
Yamato Holdings Co., Ltd. (Japan)	24,300	554,163	554,163	—

	156,045	1,436,037	1,436,037	—

Airlines — 0.2%
International Consolidated Airlines Group S.A. (United Kingdom) (a)	67,406	552,814	552,814	—
Building Products — 0.8%
Armstrong World Industries, Inc. (a)	9,971	505,530	505,530	—
Asahi Glass Co., Ltd. (Japan)	94,000	504,300	504,300	—
Masonite International Corp. (a)	7,221	452,901	452,901	—
Nippon Sheet Glass Co., Ltd. (Japan) (a)	526,000	488,240	488,240	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Building Products — Continued
USG Corp. (a)	18,325	557,996	557,996	—

	655,517	2,508,967	2,508,967	—

Commercial Services & Supplies — 1.5%
Brambles Ltd. (Australia)	58,334	481,378	481,378	—
Clean Harbors, Inc. (a)	9,839	465,582	465,582	—
Copart, Inc. (a)	11,836	433,198	433,198	—
Edenred (France)	17,688	510,079	510,079	—
G4S plc (United Kingdom)	79,683	342,293	342,293	—
Interface, Inc.	30,486	478,935	478,935	—
Regus plc (Luxembourg)	160,156	487,278	487,278	—
Serco Group plc (United Kingdom)	171,034	397,752	397,752	—
Stericycle, Inc. (a)	3,755	492,994	492,994	—
Transpacific Industries Group Ltd. (Australia)	703,831	452,044	452,044	—

	1,246,642	4,541,533	4,541,533	—

Construction & Engineering — 0.5%
Bouygues S.A. (France)	13,816	494,200	494,200	—
OCI N.V. (Netherlands) (a)	12,907	456,289	456,289	—
SNC-Lavalin Group, Inc. (Canada)	13,431	444,459	444,459	—

	40,154	1,394,948	1,394,948	—

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland) (a)	23,370	450,754	450,754	—
Generac Holdings, Inc. (a)	10,332	451,922	451,922	—

	33,702	902,676	902,676	—

Industrial Conglomerates — 0.5%
Koninklijke Philips N.V. (Netherlands)	14,168	392,962	392,962	—
Rheinmetall AG (Germany)	10,169	442,517	442,517	—
Smiths Group plc (United Kingdom)	29,626	502,898	502,898	—

	53,963	1,338,377	1,338,377	—

Machinery — 1.1%
ANDRITZ AG (Austria)	8,034	435,764	435,764	—
Chart Industries, Inc. (a)	15,036	428,526	428,526	—
Colfax Corp. (a)	10,049	455,320	455,320	—
Proto Labs, Inc. (a)	7,416	477,516	477,516	—
Rotork plc (United Kingdom)	12,193	423,316	423,316	—
Sulzer AG (Switzerland)	4,617	491,518	491,518	—
Vossloh AG (Germany)	70	4,495	4,495	—
Zardoya Otis S.A. (Spain)	45,086	514,057	514,057	—

	102,501	3,230,512	3,230,512	—

Professional Services — 1.1%
Advisory Board Co. (The) (a)	10,491	491,818	491,818	—
Bureau Veritas S.A. (France)	22,474	478,073	478,073	—
IHS, Inc. (a)	4,256	489,993	489,993	—
Intertek Group plc (United Kingdom)	12,021	415,171	415,171	—
Michael Page International plc (United Kingdom)	76,357	535,942	535,942	—
SGS S.A. (Switzerland)	241	459,323	459,323	—
Verisk Analytics, Inc. (a)	7,672	493,693	493,693	—

	133,512	3,364,013	3,364,013	—

Road & Rail — 2.0%
Aurizon Holdings Ltd. (Australia)	132,359	510,055	510,055	—
Avis Budget Group, Inc. (a)	8,556	490,344	490,344	—
East Japan Railway Co. (Japan)	6,600	513,140	513,140	—
Genesee & Wyoming, Inc. (a)	5,669	467,409	467,409	—
Hertz Global Holdings, Inc. (a)	18,875	387,315	387,315	—
JB Hunt Transport Services, Inc.	5,896	469,381	469,381	—
Kansas City Southern	4,216	464,140	464,140	—
Keikyu Corp. (Japan)	59,000	463,238	463,238	—
Keio Corp. (Japan)	62,000	508,967	508,967	—
Kintetsu Corp. (Japan)	150,000	531,380	531,380	—
Odakyu Electric Railway Co., Ltd. (Japan)	56,000	549,366	549,366	—
Tokyu Corp. (Japan)	74,000	493,417	493,417	—

	583,171	5,848,152	5,848,152	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc. (a)	17,649	418,105	418,105	—
Fastenal Co.	10,681	474,236	474,236	—

	28,330	892,341	892,341	—

Total Industrials	3,173,362	27,469,714	27,469,714	—
Information Technology — 7.8%
Communications Equipment — 0.6%
Alcatel-Lucent (France) (a)	106,335	371,771	371,771	—
Ciena Corp. (a)	23,693	438,794	438,794	—
Palo Alto Networks, Inc. (a)	4,031	509,478	509,478	—
ViaSat, Inc. (a)	7,969	448,017	448,017	—

	142,028	1,768,060	1,768,060	—

Electronic Equipment, Instruments & Components — 0.5%
Hirose Electric Co., Ltd. (Japan)	4,300	520,702	520,702	—
Keyence Corp. (Japan)	1,000	472,537	472,537	—
Nippon Electric Glass Co., Ltd. (Japan)	109,000	568,066	568,066	—

	114,300	1,561,305	1,561,305	—

Internet Software & Services — 2.6%
Benefitfocus, Inc. (a)	17,248	417,229	417,229	—
carsales.com Ltd. (Australia)	57,993	465,020	465,020	—
Cornerstone OnDemand, Inc. (a)	14,548	479,357	479,357	—
CoStar Group, Inc. (a)	2,692	496,701	496,701	—
Cvent, Inc. (a)	15,648	390,887	390,887	—
Demandware, Inc. (a)	7,708	412,841	412,841	—
Equinix, Inc.	2,056	445,864	445,864	—
Internet Initiative Japan, Inc. (Japan)	23,500	497,697	497,697	—
Kakaku.com, Inc. (Japan)	34,500	493,277	493,277	—
LinkedIn Corp. (a)	2,049	460,492	460,492	—
Marketo, Inc. (a)	14,220	489,595	489,595	—
Pandora Media, Inc. (a)	27,842	462,177	462,177	—
Shutterstock, Inc. (a)	7,377	415,251	415,251	—
SPS Commerce, Inc. (a)	8,630	511,759	511,759	—
Twitter, Inc. (a)	13,546	508,381	508,381	—
Yahoo! Japan Corp. (Japan) (a)	137,500	467,193	467,193	—
Yahoo!, Inc. (a)	8,769	385,748	385,748	—

	395,826	7,799,469	7,799,469	—

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc. (a)	195,112	501,438	501,438	—
Advantest Corp. (Japan)	33,800	435,200	435,200	—
ARM Holdings plc (United Kingdom)	28,207	442,273	442,273	—
Atmel Corp. (a)	55,320	460,816	460,816	—
Cavium, Inc. (a)	8,122	477,655	477,655	—
Imagination Technologies Group plc (United Kingdom) (a)	85,988	317,312	317,312	—
SunEdison, Inc. (a)	25,515	477,896	477,896	—
Ultratech, Inc. (a)	28,285	450,863	450,863	—

	460,349	3,563,453	3,563,453	—

Software — 2.7%
FireEye, Inc. (a)	13,933	471,075	471,075	—
FleetMatics Group plc (Ireland) (a)	14,034	496,944	496,944	—
Fortinet, Inc. (a)	14,896	445,316	445,316	—
Guidewire Software, Inc. (a)	9,913	496,641	496,641	—
Imperva, Inc. (a)	9,350	390,456	390,456	—
Interactive Intelligence Group, Inc. (a)	10,051	407,669	407,669	—
InterXion Holding N.V. (Netherlands) (a)	18,503	504,947	504,947	—
Konami Corp. (Japan)	26,500	498,497	498,497	—
NetSuite, Inc. (a)	4,372	430,336	430,336	—
Nintendo Co., Ltd. (Japan)	4,700	457,472	457,472	—
Proofpoint, Inc. (a)	10,654	532,700	532,700	—
Qlik Technologies, Inc. (a)	15,722	446,505	446,505	—
salesforce.com, Inc. (a)	7,824	441,665	441,665	—
ServiceNow, Inc. (a)	7,105	517,954	517,954	—
Tyler Technologies, Inc. (a)	4,448	471,844	471,844	—
Ultimate Software Group, Inc. (The) (a)	3,024	447,582	447,582	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Software — Continued
Workday, Inc. (a)	5,883	467,463	467,463	—

	180,912	7,925,066	7,925,066	—

Technology Hardware, Storage & Peripherals — 0.2%
Stratasys Ltd. (a)	6,327	502,933	502,933	—

Total Information Technology	1,299,742	23,120,286	23,120,286	—

Materials — 5.3%
Chemicals — 1.2%
Chemtura Corp. (a)	20,140	438,851	438,851	—
FMC Corp.	8,806	506,345	506,345	—
Intrepid Potash, Inc. (a)	37,074	493,455	493,455	—
LANXESS AG (Germany)	2,775	133,426	133,426	—
Linde AG (Germany)	2,649	508,574	508,574	—
Syngenta AG (Switzerland)	1,552	505,727	505,727	—
Tokuyama Corp. (Japan)	245,000	550,796	550,796	—
Toyobo Co., Ltd. (Japan)	370,000	500,979	500,979	—

	687,996	3,638,153	3,638,153	—

Construction Materials — 0.3%
Headwaters, Inc. (a)	31,110	438,029	438,029	—
Vulcan Materials Co.	6,624	467,058	467,058	—

	37,734	905,087	905,087	—

Containers & Packaging — 0.2%
Toyo Seikan Group Holdings Ltd. (Japan)	39,700	515,900	515,900	—
Metals & Mining — 3.6%
Alumina Ltd. (Australia) (a)	335,260	506,340	506,340	—
Barrick Gold Corp. (Canada)	45,123	577,043	577,043	—
Carpenter Technology Corp.	10,503	398,484	398,484	—
Daido Steel Co., Ltd. (Japan)	131,000	517,619	517,619	—
Detour Gold Corp. (Canada) (a)	54,131	553,792	553,792	—
Eldorado Gold Corp. (Canada)	77,243	370,805	370,805	—
Franco-Nevada Corp. (Canada)	10,155	586,028	586,028	—
Fresnillo plc (Mexico)	44,135	597,620	597,620	—
Hecla Mining Co.	181,356	596,661	596,661	—
Iluka Resources Ltd. (Australia)	98,893	544,307	544,307	—
Kinross Gold Corp. (Canada) (a)	162,736	551,973	551,973	—
Lonmin plc (South Africa) (a)	113,517	279,380	279,380	—
New Gold, Inc. (Canada) (a)	110,375	483,819	483,819	—
Newmont Mining Corp.	25,659	645,324	645,324	—
Pacific Metals Co., Ltd. (Japan)	142,000	386,954	386,954	—
Randgold Resources Ltd. (United Kingdom)	6,665	570,707	570,707	—
Salzgitter AG (Germany)	18,067	494,979	494,979	—
Silver Wheaton Corp. (Canada)	22,953	527,267	527,267	—
Stillwater Mining Co. (a)	32,070	438,397	438,397	—
ThyssenKrupp AG (Germany) (a)	16,692	435,523	435,523	—
Yamana Gold, Inc. (Canada)	124,112	513,755	513,755	—

	1,762,645	10,576,777	10,576,777	—

Total Materials	2,528,075	15,635,917	15,635,917	—

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	14,215	526,808	526,808	—
Iliad S.A. (France)	1,855	431,493	431,493	—
Inmarsat plc (United Kingdom)	35,854	450,387	450,387	—
Telefonica Deutschland Holding AG (Germany)	82,756	461,025	461,025	—

	134,680	1,869,713	1,869,713	—

Wireless Telecommunication Services — 0.7%
SBA Communications Corp. (a)	4,378	510,913	510,913	—
SoftBank Corp. (Japan)	8,100	480,289	480,289	—
Sprint Corp. (a)	121,945	524,363	524,363	—
United States Cellular Corp. (a)	12,008	417,758	417,758	—

	146,431	1,933,323	1,933,323	—

Total Telecommunication Services	281,111	3,803,036	3,803,036	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — 2.7%
Electric Utilities — 1.0%
Chubu Electric Power Co., Inc. (Japan) (a)	38,500	512,109	512,109	—
Chugoku Electric Power Co., Inc. (The) (Japan)	37,500	522,439	522,439	—
ITC Holdings Corp.	12,561	534,345	534,345	—
Kansai Electric Power Co., Inc. (The) (Japan) (a)	44,600	434,112	434,112	—
Kyushu Electric Power Co., Inc. (Japan) (a)	43,200	420,486	420,486	—
NRG Yield, Inc.	11,308	597,967	597,967	—

	187,669	3,021,458	3,021,458	—

Gas Utilities — 0.3%
National Fuel Gas Co.	7,303	463,229	463,229	—
South Jersey Industries, Inc.	7,959	463,612	463,612	—

	15,262	926,841	926,841	—

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp. (a)	3,533	73,769	73,769	—
EDP Renovaveis S.A. (Spain)	73,031	489,373	489,373	—
Enel Green Power S.p.A. (Italy)	234,291	463,840	463,840	—
Pattern Energy Group, Inc.	20,198	590,186	590,186	—

	331,053	1,617,168	1,617,168	—

Multi-Utilities — 0.5%
Atco Ltd. (Canada)	12,796	495,345	495,345	—
Canadian Utilities Ltd. (Canada)	14,566	482,935	482,935	—
RWE AG (Germany)	15,327	426,233	426,233	—

	42,689	1,404,513	1,404,513	—

Water Utilities — 0.3%
Pennon Group plc (United Kingdom)	34,410	460,495	460,495	—
Severn Trent plc (United Kingdom)	14,136	458,196	458,196	—

	48,546	918,691	918,691	—

Total Utilities	625,219	7,888,671	7,888,671	—

Total Short Positions of Total Return Basket Swap	21,254,166	156,791,723	156,791,723	—

Total of Long and Short Positions of Total Return Basket Swap	9,431,386	14,177,652	14,177,652	—

Cash and Other Receivables				(311,840)
Financing Costs				(94,834)
Net Dividends				130,506

Net Swap Contract, at value				$(276,168)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

1	Notional value represents the market value as of the reset date of the long and short positions.
2	Current value represents market value as of January 31, 2015 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
3	Value represents the unrealized gain (loss) of the positions and was zero at January 31, 2015 as the swap resets on that day.
(a)	Non-income producing security.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

JPM Systematic Alpha Commodity Subsidiary Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of January 31, 2015, net assets of the Fund were $295,519,731 of which $28,614,485, or approximately 9.7%, represented the Subsidiary’s net assets. The net realized gain in the Subsidiary amounted to $(446,343). The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A.Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of fixed income instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein below.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,064,307	$—	$—	$5,064,307
Consumer Staples	4,364,025	—	—	4,364,025
Energy	5,044,855	—	—	5,044,855
Financials	4,371,895	1,348,093	—	5,719,988
Health Care	8,795,017	—	3,927	8,798,944
Industrials	—	815,090	—	815,090
Information Technology	7,429,357	221,285	—	7,650,642
Materials	2,640,797	2,646,272	—	5,287,069
Telecommunication Services	—	2,335,313	8,351	2,343,664
Utilities	6,623,810	—	—	6,623,810

Total Common Stocks	44,334,063	7,366,053	12,278	51,712,394

Preferred Stocks
Consumer Staples	737,643	—	—	737,643
Financials	2,308,053	—	—	2,308,053
Industrials	1,629,534	—	—	1,629,534
Materials	797,500	—	—	797,500
Utilities	1,855,090	—	—	1,855,090

Total Preferred Stocks	7,327,820	—	—	7,327,820

Debt Securities
Convertible Bonds
Consumer Discretionary	—	6,076,464	—	6,076,464
Energy	—	2,774,901	—	2,774,901
Financials	—	7,700,697	—	7,700,697
Health Care	—	12,850,808	—	12,850,808
Industrials	—	2,631,857	—	2,631,857
Information Technology	—	16,481,334	—	16,481,334
Materials	—	1,394,787	—	1,394,787

Total Convertible Bonds	—	49,910,848	—	49,910,848

Short-Term Investment
Investment Company	150,976,808	—	—	150,976,808

Total Investments in Securities	$202,638,691	$57,276,901	$12,278	$259,927,870

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,509,475	$—	$1,509,475
Futures Contracts	6,893,420	—	—	6,893,420
Swaps		1,127,516	—	1,127,516

Total Appreciation in Other Financial Instruments	$6,893,420	$2,636,991	$—	$9,530,411

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,325,179)	$—	$(1,325,179)
Futures Contracts	(2,976,575)	—	—	(2,976,575)
Swaps	—	(276,168)	—	(276,168)

Total Depreciation in Other Financial Instruments	$(2,976,575)	$(1,601,347)	$—	$(4,577,922)

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(a). Futures Contracts — The Fund uses commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also uses index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(c). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of each swap may occur at a reset date or any other date, at the discretion of the Fund and counterparty, over the life of the agreement, and is generally determined based on internal limits and thresholds established at both the Fund and counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Brazil — 6.4%
1,118	Banco do Brasil S.A.	8,610
1,937	Cia Energetica de Minas Gerais, ADR	8,737
354	Cielo S.A.	5,280
1,235	Embraer S.A.	10,926
75	Ez Tec Empreendimentos e Participacoes S.A.	459
1,447	Itau Unibanco Holding S.A. (Preference Shares), ADR	17,535
2,511	Kroton Educacional S.A.	11,512
453	Porto Seguro S.A.	4,571
341	Smiles S.A.	5,363

		72,993

	China — 21.3%
979	AAC Technologies Holdings, Inc.	6,253
2,383	ANTA Sports Products Ltd.	4,199
39	Baidu, Inc., ADR (a)	8,595
39,639	Bank of China Ltd., Class H	22,129
2,851	BYD Electronic International Co., Ltd.	2,981
19,125	China CITIC Bank Corp., Ltd., Class H	14,143
15,605	China Construction Bank Corp., Class H	12,492
20,631	China Everbright Bank Co., Ltd., Class H	10,995
6,626	China Merchants Bank Co., Ltd., Class H	14,789
15,318	China Telecom Corp., Ltd., Class H	9,059
8,711	CNOOC Ltd.	11,558
14,240	Geely Automobile Holdings Ltd.	5,834
37,338	GOME Electrical Appliances Holdings Ltd.	5,140
2,130	Great Wall Motor Co., Ltd., Class H	12,158
1,734	Haitian International Holdings Ltd.	3,362
13,366	Huadian Power International Corp., Ltd., Class H	12,089
8,094	Huaneng Power International, Inc., Class H	11,329
8,552	Jintian Pharmaceutical Group Ltd.	2,678
8,760	Lenovo Group Ltd.	11,279
111	NetEase, Inc., ADR	12,104
314	Perfect World Co., Ltd., ADR	5,948
8,296	Shanghai Electric Group Co., Ltd., Class H	5,087
3,242	Shenzhen Expressway Co. Ltd.	2,521
1,223	Sinopharm Group Co., Ltd., Class H	4,452
5,747	Sinotrans Ltd., Class H	4,064
2,364	Sunny Optical Technology Group Co., Ltd.	3,586
3,145	TCL Communication Technology Holdings Ltd.	2,770
440	Tencent Holdings Ltd.	7,423
2,821	Weichai Power Co., Ltd., Class H	11,160

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — (continued)
2,740	Zhejiang Expressway Co., Ltd., Class H	3,487

		243,664

	Greece — 0.3%
480	OPAP S.A.	4,056

	Hong Kong — 3.9%
6,824	Anxin-China Holdings Ltd.	466
6,952	Belle International Holdings Ltd.	7,869
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i)	—	(h)
1,008	China Mobile Ltd.	13,207
1,677	China Singyes Solar Technologies Holdings Ltd. (a)	2,335
7,340	China South City Holdings Ltd.	2,401
10,494	China Travel International Investment Hong Kong Ltd.	3,444
51,925	REXLot Holdings Ltd.	4,055
2,633	Shenzhen International Holdings Ltd.	3,794
9,562	Skyworth Digital Holdings Ltd.	5,392
5,532	Truly International Holdings Ltd.	1,991

		44,954

	India — 8.6%
1,706	Apollo Tyres Ltd.	6,657
2,144	Bank of Baroda	6,780
998	Canara Bank	7,122
413	HCL Technologies Ltd.	11,922
1,026	Hexaware Technologies Ltd.	3,727
768	Housing Development Finance Corp., Ltd (m)	15,615
994	IRB Infrastructure Developers Ltd.	4,311
1,825	Oil & Natural Gas Corp., Ltd.	10,318
1,271	Power Finance Corp., Ltd.	6,103
1,065	Rural Electrification Corp., Ltd.	5,710
273	Tata Motors Ltd., ADR	13,445
346	Wockhardt Ltd.	6,736

		98,446

	Indonesia — 1.8%
13,488	Bank Negara Indonesia Persero Tbk PT	6,609
51,203	Telekomunikasi Indonesia Persero Tbk PT (m)	11,367
1,922	United Tractors Tbk PT (m)	2,704

		20,680

	Malaysia — 0.3%
4,571	AirAsia Bhd	3,528

	Netherlands — 0.1%
298	VimpelCom Ltd., ADR	1,072

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — 1.0%
562	Energa S.A.	3,185
1,546	PGE Polska Grupa Energetyczna S.A.	8,101

		11,286

	Qatar — 0.3%
116	Gulf International Services QSC	3,227

	Russia — 5.2%
2,666	Aeroflot — Russian Airlines OJSC	1,484
3,166	Alrosa AO	3,612
320	CTC Media, Inc.	1,208
335	Lukoil OAO, ADR	13,190
406	MegaFon OAO, Reg. S, GDR	5,538
684	MMC Norilsk Nickel OJSC, ADR	11,423
70	Mobile Telesystems OJSC	222
664	Mobile TeleSystems OJSC, ADR	5,216
2,278	Moscow Exchange MICEX-RTS OAO	2,308
1,952	Sberbank of Russia, ADR	7,194
348	Tatneft OAO, ADR	8,148

		59,543

	South Africa — 3.9%
206	Bidvest Group Ltd. (The)	5,688
404	Mr Price Group Ltd.	9,155
2,951	Netcare Ltd.	9,796
2,805	Steinhoff International Holdings Ltd.	14,336
965	Telkom S.A. SOC Ltd. (a)	5,769

		44,744

	South Korea — 20.3%
6	AMOREPACIFIC Group (m)	6,281
394	BS Financial Group, Inc. (a)	4,984
11	CJ CheilJedang Corp. (a)	3,665
37	Com2uSCorp (a)	6,038
123	Coway Co., Ltd. (a)	9,849
80	Daesang Corp. (a)	2,756
330	DGB Financial Group, Inc. (a)	3,168
77	Grand Korea Leisure Co., Ltd.	2,808
23	GS Home Shopping, Inc.	4,346
106	Halla Visteon Climate Control Corp. (a)	4,451
186	Hankook Tire Co., Ltd. (a)	8,953
101	Hyundai Development Co-Engineering & Construction (a)	3,936
35	Hyundai Mobis Co., Ltd. (a) (m)	8,010
709	Industrial Bank of Korea (a)	8,324
91	KEPCO Plant Service & Engineering Co., Ltd. (a)	7,341
108	KH Vatec Co., Ltd. (a)	3,979

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
229	Kia Motors Corp.	9,587
271	Korea Electric Power Corp. (a) (m)	10,614
24	Korea Zinc Co., Ltd. (a)	9,230
131	KT&G Corp.	9,581
22	LG Hausys Ltd.	3,628
72	LG Innotek Co., Ltd.	6,403
80	LS Corp.	3,525
38	Mando Corp. (a)	5,673
51	Naturalendo Tech Co., Ltd. (a)	2,413
12	NongShim Co., Ltd.	2,526
219	Partron Co., Ltd.	2,473
12	Samsung Electronics Co., Ltd. (m)	14,755
107	Seah Besteel Corp. (a)	3,111
258	Shinhan Financial Group Co., Ltd. (a)	10,534
46	SK C&C Co., Ltd. (a)	9,811
64	SK Holdings Co., Ltd. (a) (m)	9,988
295	SK Hynix, Inc.	12,755
49	SK Telecom Co., Ltd. (m)	12,800
290	Wonik IPS Co., Ltd. (a)	3,549

		231,845

	Taiwan — 12.5%
10,646	Advanced Semiconductor Engineering, Inc.	13,368
881	Asustek Computer, Inc.	9,208
1,289	Catcher Technology Co., Ltd.	11,272
1,519	Chicony Electronics Co., Ltd.	4,167
8,727	Compeq Manufacturing Co., Ltd.	4,975
2,249	Coretronic Corp. (a)	3,173
3,129	Fubon Financial Holding Co., Ltd.	4,958
3,876	Hon Hai Precision Industry Co., Ltd.	10,636
6,571	Innolux Corp.	3,166
6,871	Inotera Memories, Inc. (a)	9,824
2,529	Kenda Rubber Industrial Co., Ltd.	5,118
2,468	Lite-On Technology Corp.	3,042
4,905	Pegatron Corp.	13,043
2,899	Pou Chen Corp.	3,970
2,134	Radiant Opto-Electronics Corp.	6,751
1,765	Realtek Semiconductor Corp.	5,351
582	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,225
3,890	Vanguard International Semiconductor Corp.	6,589
5,824	Wan Hai Lines Ltd.	6,177
1,758	Zhen Ding Technology Holding Ltd.	4,928

		142,941

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — 5.4%
394	Airports of Thailand PCL, NVDR	3,883
1,681	Kasikornbank PCL, NVDR	11,375
17,407	Krung Thai Bank PCL, NVDR	12,051
3,652	Pruksa Real Estate PCL, NVDR	3,585
1,053	PTT PCL, NVDR	11,131
28,783	Quality Houses PCL, NVDR	3,439
5,580	Samart Corp. PCL, NVDR	6,895
5,013	Supalai PCL, NVDR	3,725
8,754	Thai Union Frozen Products PCL, NVDR	5,812

		61,896

	Turkey — 6.1%
2,153	Enka Insaat ve Sanayi A.S.	4,350
5,832	Eregli Demir ve Celik Fabrikalari TAS	10,454
1,748	KOC Holding A.S. (m)	9,062
510	TAV Havalimanlari Holding A.S.	3,803
1,362	Tekfen Holding AS (a)	3,189
716	Tofas Turk Otomobil Fabrikasi A.S.	4,768
3,108	Trakya Cam Sanayi A.S.	4,560
371	Tupras Turkiye Petrol Rafinerileri A.S.	8,032
2,657	Turk Hava Yollari (m)	10,141
3,941	Turkiye Is Bankasi, Class C	11,424

		69,783

	United Arab Emirates — 0.9%
10,366	Air Arabia PJSC	4,679
2,970	Dubai Islamic Bank PJSC	5,258

		9,937

	Total Common Stocks (Cost $1,110,895)	1,124,595

Preferred Stocks — 0.3%
	Brazil — 0.3%
476	Banco do Estado do Rio Grande do Sul S.A., Class B	2,162
997	Randon Participacoes S.A.	1,487

	Total Preferred Stocks (Cost $6,525)	3,649

Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $400)	400

VALUE($)
Total Investments — 98.6% (Cost $1,117,820)	1,128,644
Other Assets in Excess of Liabilities — 1.4%	16,024

NET ASSETS — 100.0%	$1,144,668

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.5%
Semiconductors & Semiconductor Equipment	6.3
Technology Hardware, Storage & Peripherals	6.2
Oil, Gas & Consumable Fuels	5.5
Electronic Equipment, Instruments & Components	5.2
Automobiles	4.1
Auto Components	3.4
Wireless Telecommunication Services	3.4
Metals & Mining	3.4
IT Services	2.7
Electric Utilities	2.7
Household Durables	2.7
Industrial Conglomerates	2.6
Internet Software & Services	2.5
Diversified Telecommunication Services	2.3
Independent Power & Renewable Electricity Producers	2.1
Airlines	1.8
Diversified Financial Services	1.7
Machinery	1.7
Transportation Infrastructure	1.5
Health Care Providers & Services	1.5
Textiles, Apparel & Luxury Goods	1.4
Thrifts & Mortgage Finance	1.4
Food Products	1.3
Hotels, Restaurants & Leisure	1.3
Specialty Retail	1.3
Construction & Engineering	1.2
Real Estate Management & Development	1.2
Software	1.1
Diversified Consumer Services	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	7.0
Short-Term Investment	0.0	(g)

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $977,522,000 and 86.6%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,377
Aggregate gross unrealized depreciation	(122,553)

Net unrealized appreciation/depreciation	$10,824

Federal income tax cost of investments	$1,117,820

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$72,993	$—	$—		$72,993
China	30,846	212,818	—		243,664
Greece	—	4,056	—		4,056
Hong Kong	466	44,488	—	(a)	44,954
India	13,445	85,001	—		98,446
Indonesia	—	20,680	—		20,680
Malaysia	3,528	—	—		3,528
Netherlands	1,072	—	—		1,072
Poland	—	11,286	—		11,286
Qatar	—	3,227	—		3,227
Russia	12,145	47,398	—		59,543
South Africa	—	44,744	—		44,744
South Korea	—	231,845	—		231,845
Taiwan	13,225	129,716	—		142,941
Thailand	—	61,896	—		61,896
Turkey	—	69,783	—		69,783
United Arab Emirates	—	9,937	—		9,937

Total Common Stocks	147,720	976,875	—	(a)	1,124,595

Preferred Stocks
Brazil	3,649	—	—		3,649
Short-Term Investment
Investment Company	400	—	—		400

Total Investments in Securities	$151,769	$976,875	$—	(a)	$1,128,644

(a)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Australia — 0.7%
2,834	Oil Search Ltd.	17,057

	Brazil — 7.3%
4,026	AMBEV S.A., ADR	26,491
1,522	BB Seguridade Participacoes S.A.	16,671
5,828	CCR S.A.	33,189
1,054	Cielo S.A.	15,713
1,543	Itau Unibanco Holding S.A., ADR	18,705
823	Lojas Renner S.A.	21,617
845	Marcopolo S.A.	838
1,442	Ultrapar Participacoes S.A.	28,487
1,135	WEG S.A.	13,536

		175,247

	China — 9.3%
115	Alibaba Group Holding Ltd., ADR (a)	10,288
261	Baidu, Inc., ADR (a)	56,851
15,723	CNOOC Ltd.	20,862
30,575	Geely Automobile Holdings Ltd.	12,526
16,723	Sun Art Retail Group Ltd.	15,122
3,567	Tencent Holdings Ltd.	60,170
2,332	Tsingtao Brewery Co., Ltd., Class H	15,607
11,059	Wynn Macau Ltd.	30,623

		222,049

	Cyprus — 0.3%
1,350	Globaltrans Investment plc, Reg. S, GDR	6,088

	Hong Kong — 6.3%
13,455	AIA Group Ltd.	78,105
518	Jardine Matheson Holdings Ltd.	33,076
8,426	Sands China Ltd.	41,021

		152,202

	India — 18.8%
431	ACC Ltd.	10,847
2,571	Ambuja Cements Ltd.	10,305
1,369	Asian Paints Ltd.	18,935
1,016	HDFC Bank Ltd., ADR	57,894
4,312	Housing Development Finance Corp., Ltd	87,614
1,263	Infosys Ltd., ADR	43,032
9,326	ITC Ltd.	55,312
1,230	Kotak Mahindra Bank Ltd.	26,184
1,015	Lupin Ltd.	26,742
1,062	Mahindra & Mahindra Ltd.	21,634
1,793	Tata Consultancy Services Ltd.	71,862
451	Tata Motors Ltd., ADR	22,265

		452,626

SHARES	SECURITY DESCRIPTION	VALUE($)
	Indonesia — 5.0%
63,034	Astra International Tbk PT	38,814
19,727	Bank Central Asia Tbk PT	20,713
38,998	Bank Rakyat Indonesia Persero Tbk PT	35,682
22,521	Semen Indonesia Persero Tbk PT	25,754

		120,963

	Mexico — 2.4%
10,022	Fibra Uno Administracion S.A. de C.V.	30,219
3,022	Infraestructura Energetica Nova S.A.B. de C.V.	14,350
4,983	Mexichem S.A.B. de C.V. (a)	13,816

		58,385

	Panama — 1.3%
296	Copa Holdings S.A., Class A	31,770

	Peru — 1.5%
242	Credicorp Ltd.	34,899

	Poland — 0.2%
401	Eurocash S.A.	3,976

	Russia — 4.1%
800	Lukoil OAO, ADR	31,470
125	Magnit PJSC	19,126
431	Magnit PJSC, Reg. S, GDR	16,405
5,127	Mobile Telesystems OJSC	16,242
17,154	Sberbank of Russia	15,362

		98,605

	South Africa — 17.6%
803	Aspen Pharmacare Holdings Ltd.	30,070
2,041	Bidvest Group Ltd. (The)	56,328
579	Capitec Bank Holdings Ltd.	18,968
8,270	FirstRand Ltd.	36,806
720	Imperial Holdings Ltd.	12,690
8,461	Life Healthcare Group Holdings Ltd.	31,488
1,697	Mr Price Group Ltd.	38,436
2,511	MTN Group Ltd.	43,368
155	Naspers Ltd., Class N	22,345
2,375	Remgro Ltd.	54,950
779	Sanlam Ltd.	4,671
1,880	Shoprite Holdings Ltd.	29,717
5,657	Woolworths Holdings Ltd.	41,991

		421,828

	South Korea — 3.3%
155	Hyundai Motor Co.	23,786
649	Kia Motors Corp.	27,114

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
23	Samsung Electronics Co., Ltd.	28,757

		79,657

	Switzerland — 0.5%
324	Luxoft Holding, Inc. (a)	12,625

	Taiwan — 7.8%
5,507	Delta Electronics, Inc.	33,636
1,724	MediaTek, Inc.	26,214
4,181	President Chain Store Corp.	32,141
16,173	Siliconware Precision Industries Co., Ltd.	27,271
2,981	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,694

		186,956

	Thailand — 6.1%
3,055	Advanced Info Service PCL, NVDR	22,827
4,379	Kasikornbank PCL, NVDR	29,629
2,135	Siam Cement PCL (The), NVDR	32,317
5,775	Siam Commercial Bank PCL (The)	31,636
10,420	Total Access Communication PCL, NVDR	29,894

		146,303

	Turkey — 3.7%
926	Ford Otomotiv Sanayi A.S.	12,847
6,048	KOC Holding A.S.	31,362
1,811	TAV Havalimanlari Holding A.S.	13,512
7,497	Turkiye Garanti Bankasi A.S.	31,522

		89,243

	United Kingdom — 2.3%
932	Anglo American plc	15,561
742	SABMiller plc	40,390

		55,951

	Total Common Stock (Cost $2,048,224)	2,366,430

Preferred Stocks — 0.6%
	Brazil — 0.6%
761	Itau Unibanco Holding S.A.	9,334
4,293	Marcopolo S.A.	4,288

	Total Preferred Stock (Cost $15,724)	13,622

Short-Term Investment — 0.4%
	Investment Company — 0.4%
9,590	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $9,590)	9,590

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 99.5% (Cost $2,073,538)	2,389,642
	Other Assets in Excess of Liabilities — 0.5%	12,744

	NET ASSETS — 100.0%	$2,402,386

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.8%
Automobiles	6.7
IT Services	6.0
Internet Software & Services	5.3
Semiconductors & Semiconductor Equipment	5.1
Industrial Conglomerates	5.1
Food & Staples Retailing	4.9
Wireless Telecommunication Services	4.7
Insurance	4.2
Oil, Gas & Consumable Fuels	4.1
Diversified Financial Services	3.8
Thrifts & Mortgage Finance	3.7
Beverages	3.5
Construction Materials	3.3
Hotels, Restaurants & Leisure	3.0
Multiline Retail	2.7
Pharmaceuticals	2.4
Tobacco	2.3
Transportation Infrastructure	2.0
Specialty Retail	1.6
Electronic Equipment, Instruments & Components	1.4
Chemicals	1.4
Airlines	1.3
Health Care Providers & Services	1.3
Real Estate Investment Trusts (REITs)	1.3
Technology Hardware, Storage & Peripherals	1.2
Others (each less than 1.0%)	3.5
Short-Term Investment	0.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,791,395,000 and 75.0%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,282
Aggregate gross unrealized depreciation	(178,178)

Net unrealized appreciation/depreciation	$316,104

Federal income tax cost of investments	$2,073,538

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$17,057	$—	$17,057
Brazil	175,247	—	—	175,247
China	82,261	139,788	—	222,049
Cyprus	—	6,088	—	6,088
Hong Kong	204	151,998	—	152,202
India	195,052	257,574	—	452,626
Indonesia	—	120,963	—	120,963
Mexico	58,385	—	—	58,385
Panama	31,770	—	—	31,770
Peru	34,899	—	—	34,899
Poland	—	3,976	—	3,976
Russia	—	98,605	—	98,605
South Africa	—	421,828	—	421,828
South Korea	—	79,657	—	79,657
Switzerland	12,625	—	—	12,625
Taiwan	67,694	119,262	—	186,956
Thailand	31,636	114,667	—	146,303
Turkey	—	89,243	—	89,243
United Kingdom	—	55,951	—	55,951

Total Common Stocks	689,773	1,676,657	—	2,366,430

Preferred Stocks
Brazil	13,622	—	—	13,622
Short-Term Investment
Investment Company	9,590	—	—	9,590

Total Investments in Securities	$712,985	$1,676,657	$—	$2,389,642

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
	Brazil — 9.5%
9,450	AMBEV S.A., ADR	62,181
2,850	Banco Bradesco S.A., ADR	35,568
5,130	Banco do Brasil S.A.	39,499
3,190	CCR S.A.	18,166
6,140	Cia Energetica de Minas Gerais, ADR	27,692
1,340	Embraer S.A., ADR	47,248
3,750	Tractebel Energia S.A.	43,520
2,200	Vale S.A., ADR	13,772

		287,646

	China — 11.7%
101,000	Bank of China Ltd., Class H	56,384
78,000	China Construction Bank Corp., Class H	62,437
20,000	China Shenhua Energy Co., Ltd., Class H	54,901
22,000	CNOOC Ltd.	29,191
91,000	Industrial & Commercial Bank of China Ltd., Class H	64,895
14,000	MGM China Holdings Ltd.	33,911
20,000	Wynn Macau Ltd.	55,383

		357,102

	Hong Kong — 7.7%
5,000	China Mobile Ltd.	65,542
18,000	China Resources Power Holdings Co., Ltd.	50,399
2,800	Hang Seng Bank Ltd. (m)	49,005
7,600	Sands China Ltd.	37,000
2,200	VTech Holdings Ltd.	31,018

		232,964

	Hungary — 1.3%
3,100	OTP Bank plc	41,106

	Indonesia — 3.6%
9,300	Indo Tambangraya Megah Tbk PT	12,254
80,800	Perusahaan Gas Negara Persero Tbk PT	32,099
298,900	Telekomunikasi Indonesia Persero Tbk PT	66,355

		110,708

	Mexico — 1.6%
25,240	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	49,000

	Poland — 1.8%
410	Powszechny Zaklad Ubezpieczen S.A.	55,760

	Qatar — 1.0%
750	Industries Qatar QSC	30,595

	Russia — 6.0%
1,360	Lukoil OAO, ADR	53,474
1,470	MegaFon OAO, Reg. S, GDR	20,076
2,940	MMC Norilsk Nickel OJSC, ADR	48,457
3,280	Mobile Telesystems OJSC, ADR	25,781

SHARES	SECURITY DESCRIPTION	VALUE($)
	Russia — continued
750	PhosAgro OAO, Reg. S, GDR	8,209
2,790	Severstal PAO, Reg. S, GDR	25,484

		181,481

	Singapore — 1.5%
64,000	Hutchison Port Holdings Trust, Class U	45,636

	South Africa — 11.7%
6,550	AVI Ltd.	47,465
3,840	Barclays Africa Group Ltd. (m)	65,282
2,390	Bidvest Group Ltd. (The)	65,960
3,500	Imperial Holdings Ltd.	61,656
17,870	Life Healthcare Group Holdings Ltd.	66,502
2,910	MTN Group Ltd.	50,252

		357,117

	South Korea — 5.3%
1,810	Kangwon Land, Inc. (a)	53,376
700	KT&G Corp.	51,099
1,930	SK Telecom Co., Ltd., ADR	55,487

		159,962

	Taiwan — 21.3%
4,000	Asustek Computer, Inc.	41,806
21,000	Cheng Shin Rubber Industry Co., Ltd.	50,619
6,000	Chicony Electronics Co., Ltd.	16,464
10,000	Delta Electronics, Inc.	61,079
10,000	Far EasTone Telecommunications Co., Ltd.	24,431
4,000	MediaTek, Inc.	60,821
4,000	Novatek Microelectronics Corp.	22,002
6,000	President Chain Store Corp.	46,124
21,000	Quanta Computer, Inc.	51,177
11,000	Radiant Opto-Electronics Corp.	34,799
40,000	Siliconware Precision Industries Co., Ltd. (m)	67,449
4,000	Simplo Technology Co., Ltd.	19,628
16,000	Taiwan Mobile Co., Ltd.	52,758
2,970	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,449
8,000	Tripod Technology Corp.	17,322
8,000	Vanguard International Semiconductor Corp.	13,551

		647,479

	Thailand — 4.7%
9,600	Advanced Info Service PCL	71,730
4,800	Siam Cement PCL (The), NVDR	72,642

		144,372

	Turkey — 5.3%
5,520	Arcelik A.S.	35,081

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
12,270	Eregli Demir ve Celik Fabrikalari TAS	21,997
7,350	Tofas Turk Otomobil Fabrikasi A.S.	48,928
461	Tupras Turkiye Petrol Rafinerileri A.S.	9,992
14,970	Turk Telekomunikasyon A.S.	44,788

		160,786

	United Arab Emirates — 1.5%
9,620	First Gulf Bank PJSC	44,358

	Total Common Stocks (Cost $2,873,228)	2,906,072

NUMBER OF WARRANTS
Warrants — 1.9%
	United States — 1.9%
2,640	Al Rajhi Bank, expiring 08/22/16 (a)	39,908
1,360	Yanbu National Petrochemical, expiring 07/31/17 (a)	17,249

	Total Warrants (Cost $51,291)	57,157

	Total Investments — 97.4% (Cost $2,924,519)	2,963,229
	Other Assets in Excess of Liabilities — 2.6%	78,647

	NET ASSETS — 100.0%	$3,041,876

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.8%
Wireless Telecommunication Services	12.4
Semiconductors & Semiconductor Equipment	9.0
Hotels, Restaurants & Leisure	6.1
Oil, Gas & Consumable Fuels	5.4
Diversified Telecommunication Services	3.8
Metals & Mining	3.7
Technology Hardware, Storage & Peripherals	3.7
Electronic Equipment, Instruments & Components	3.3
Industrial Conglomerates	3.3
Electric Utilities	2.6
Construction Materials	2.5
Health Care Providers & Services	2.2
Transportation Infrastructure	2.2
Beverages	2.1
Distributors	2.1
Insurance	1.9
Tobacco	1.7
Auto Components	1.7
Household Products	1.7
Automobiles	1.7
Food Products	1.6
Aerospace & Defense	1.6
Food & Staples Retailing	1.6
Independent Power & Renewable Electricity Producers	1.5
Household Durables	1.2
Gas Utilities	1.1
Communications Equipment	1.0
Others (each less than 1.0%)	0.5

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,395,226 and 80.8%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,825
Aggregate gross unrealized depreciation	(67,115)

Net unrealized appreciation/depreciation	$38,710

Federal income tax cost of investments	$2,924,519

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$287,646	$—	$—	$287,646
China	—	357,102	—	357,102
Hong Kong	31,018	201,946	—	232,964
Hungary	—	41,106	—	41,106
Indonesia	—	110,708	—	110,708
Mexico	49,000	—	—	49,000
Poland	—	55,760	—	55,760
Qatar	—	30,595	—	30,595
Russia	25,781	155,700	—	181,481
Singapore	—	45,636	—	45,636
South Africa	—	357,117	—	357,117
South Korea	55,487	104,475	—	159,962
Taiwan	67,449	580,030	—	647,479
Thailand	71,730	72,642	—	144,372
Turkey	—	160,786	—	160,786
United Arab Emirates	—	44,358	—	44,358

Total Common Stocks	588,111	2,317,961	—	2,906,072

Warrants
United States	—	57,157	—	57,157

Total Investments in Securities	$588,111	$2,375,118	$—	$2,963,229

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 68.4%
		Brazil — 8.0%
		Brazil Notas do Tesouro Nacional Series B,
BRL	1,093	6.000%, 08/15/22	1,072
BRL	630	6.000%, 08/15/50	611
BRL	450	6.000%, 05/15/45	431
		Brazil Notas do Tesouro Nacional Series F,
BRL	34,940	10.000%, 01/01/17	12,613
BRL	21,700	10.000%, 01/01/21	7,502
BRL	5,031	10.000%, 01/01/23	1,714

			23,943

		Colombia — 4.8%
		Republic of Colombia,
COP	19,620,000	6.000%, 04/28/28	7,296
COP	1,290,000	9.850%, 06/28/27	703
COP	12,585,000	10.000%, 07/24/24	6,375

			14,374

		Hungary — 3.6%
		Republic of Hungary,
HUF	1,616,680	5.500%, 06/24/25	7,291
HUF	157,920	7.000%, 06/24/22	738
HUF	619,400	7.500%, 11/12/20	2,844

			10,873

		Indonesia — 8.3%
		Republic of Indonesia,
IDR	46,912,000	6.625%, 05/15/33	3,413
IDR	123,490,000	8.375%, 03/15/34	10,733
IDR	30,000,000	8.500%, 10/15/17	2,450
IDR	68,578,000	9.000%, 03/15/29	6,231
IDR	14,225,000	9.500%, 07/15/31	1,347
IDR	6,600,000	10.500%, 08/15/30	672

			24,846

		Kenya — 0.2%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B) (d) (i)	534

		Malaysia — 4.5%
		Malaysia Government Bond,
MYR	7,600	3.480%, 03/15/23	2,041
MYR	10,200	3.492%, 03/31/20	2,773
MYR	5,900	3.844%, 04/15/33	1,531
MYR	8,660	3.892%, 03/15/27	2,330
MYR	7,600	4.048%, 09/30/21	2,133

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Malaysia — continued
MYR	3,600	4.160%, 07/15/21	1,015
MYR	5,800	4.181%, 07/15/24	1,646

			13,469

		Mexico — 10.1%
		United Mexican States,
MXN	31,701	3.500%, 12/14/17	2,255
MXN	2,848	4.000%, 11/15/40	222
MXN	77,000	7.250%, 12/15/16	5,491
MXN	19,900	7.500%, 06/03/27	1,571
MXN	26,200	7.750%, 05/29/31	2,138
MXN	73,600	7.750%, 11/13/42	6,150
MXN	12,450	8.500%, 05/31/29	1,067
MXN	9,050	8.500%, 11/18/38	806
MXN	80,400	10.000%, 12/05/24	7,332
MXN	30,870	10.000%, 11/20/36	3,110

			30,142

		Nigeria — 0.2%
NGN	158,925	Nigeria Government Bond, 10.000%, 07/23/30	579

		Peru — 1.2%
		Republic of Peru,
PEN	4,250	5.700%, 08/12/24 (e)	1,416
PEN	3,691	Reg. S, 6.900%, 08/12/37, GDN	1,319
PEN	2,646	Reg. S, 6.950%, 08/12/31, GDN	972

			3,707

		Philippines — 0.5%
		Republic of Philippines,
PHP	10,000	3.900%, 11/26/22	231
PHP	18,000	6.125%, 10/24/37	537
PHP	22,000	6.250%, 01/14/36	579
PHP	6,984	8.000%, 07/19/31	243

			1,590

		Poland — 3.3%
		Republic of Poland,
PLN	2,300	3.250%, 07/25/25	695
PLN	2,450	4.000%, 10/25/23	772
PLN	100	5.250%, 10/25/17	30
PLN	3,400	5.250%, 10/25/20	1,091
PLN	6,000	5.500%, 04/25/15	1,633
PLN	8,710	5.750%, 09/23/22	3,004
PLN	6,876	5.750%, 04/25/29	2,682

			9,907

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Romania — 1.6%
		Republic of Romania,
RON	4,000	4.750%, 02/24/25	1,203
RON	3,750	5.750%, 04/29/20	1,115
RON	4,060	5.850%, 04/26/23	1,275
RON	4,030	5.900%, 07/26/17	1,125

			4,718

		Russia — 2.8%
		Russian Federation,
RUB	201,930	6.700%, 05/15/19	2,214
RUB	70,000	6.800%, 12/11/19	750
RUB	27,100	7.000%, 01/25/23	265
RUB	101,000	7.000%, 08/16/23	986
RUB	71,760	7.500%, 02/27/19	813
RUB	72,400	7.600%, 04/14/21	758
RUB	256,700	7.600%, 07/20/22	2,645

			8,431

		South Africa — 7.5%
		Republic of South Africa,
ZAR	25,000	6.250%, 03/31/36	1,824
ZAR	74,515	7.000%, 02/28/31	6,079
ZAR	112,386	8.750%, 02/28/48	10,699
ZAR	36,300	10.500%, 12/21/26	3,948

			22,550

		Thailand — 4.1%
		Thailand Government Bond,
THB	62,700	3.580%, 12/17/27	2,060
THB	59,850	3.625%, 06/16/23	1,979
THB	176,100	3.875%, 06/13/19	5,746
THB	31,498	4.875%, 06/22/29	1,178
THB	21,517	Reg. S, 1.200%, 07/14/21	618
THB	23,930	Reg. S, 1.250%, 03/12/28	635

			12,216

		Turkey — 7.7%
		Republic of Turkey,
TRY	2,415	7.100%, 03/08/23	982
TRY	3,650	8.500%, 07/10/19	1,573
TRY	4,028	8.500%, 09/14/22	1,773
TRY	4,000	8.800%, 09/27/23	1,800
TRY	6,750	9.000%, 07/24/24	3,127
TRY	5,540	9.500%, 01/12/22	2,547
TRY	8,000	10.400%, 03/20/24	3,966

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Turkey — continued
TRY	15,440	10.500%, 01/15/20	7,243

			23,011

		Total Foreign Government Securities (Cost $226,350)	204,890

NOTIONAL AMOUNTS
	Option Purchased — 0.0% (g)
		United States — 0.0% (g)
		Call Option Purchased — 0.0% (g)
	10,236	USD Put/EUR Call, Expiring 2/19/15 @ 1.19 USD to 1 EUR, Vanilla, European Style (a) (Cost $58)	4

SHARES
	Short-Term Investment — 29.2%
		Investment Company — 29.2%
	87,298	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $87,298)	87,298

		Total Investments — 97.6% (Cost $313,706)	292,192
		Other Assets in Excess of Liabilities — 2.4%	7,096

		NET ASSETS — 100.0%	$299,288

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,683	AUD	TD Bank Financial Group	03/18/15	3,027	2,859	(168)
3,717	AUD	Westpac Banking Corp.	03/18/15	3,043	2,886	(157)
16,121	BRL	HSBC Bank, N.A. †	03/18/15	6,090	5,936	(154)
18,248	BRL	Deutsche Bank AG †	04/15/15	6,752	6,665	(87)
228,727	CLP	Deutsche Bank AG †	04/15/15	369	359	(10)
7,238,088	COP	HSBC Bank, N.A. †	03/18/15	3,052	2,954	(98)
9,873,527	COP	BNP Paribas †	04/15/15	4,155	4,019	(136)
3,970,840	COP	Credit Suisse International †	04/15/15	1,647	1,616	(31)
20,915,569	COP	Deutsche Bank AG †	04/15/15	8,618	8,515	(103)
2,664	EUR	Westpac Banking Corp.	03/18/15	3,030	3,012	(18)
2,638	EUR	Credit Suisse International	04/15/15	2,999	2,983	(16)
2,571	EUR	Societe Generale	04/15/15	2,995	2,907	(88)
2,529	EUR	TD Bank Financial Group	04/15/15	2,936	2,859	(77)
4,000	GBP	Credit Suisse International	03/18/15	6,077	6,024	(53)
757,106	HUF	Barclays Bank plc	03/18/15	2,955	2,749	(206)
638,806	HUF	Deutsche Bank AG	04/15/15	2,310	2,318	8
756,533	HUF	HSBC Bank, N.A.	04/15/15	2,803	2,745	(58)
40,970,255	IDR	Barclays Bank plc †	04/15/15	3,197	3,168	(29)
36,542,240	IDR	Deutsche Bank AG †	04/15/15	2,891	2,826	(65)
7,077,154	IDR	HSBC Bank, N.A. †	04/15/15	550	547	(3)
11,040	ILS	HSBC Bank, N.A.	03/18/15	2,827	2,808	(19)
360,992	JPY	Westpac Banking Corp.	03/18/15	3,092	3,076	(16)
44,359	MXN	Deutsche Bank AG	03/18/15	3,069	2,951	(118)
88,284	MXN	HSBC Bank, N.A.	03/18/15	6,035	5,873	(162)
87,909	MXN	TD Bank Financial Group	03/18/15	5,982	5,849	(133)
23,811	MXN	State Street Corp.	04/15/15	1,618	1,581	(37)
8,144	MYR	Deutsche Bank AG †	04/15/15	2,240	2,227	(13)
49,694	MYR	Westpac Banking Corp. †	04/15/15	13,799	13,585	(214)
4,962	PEN	HSBC Bank, N.A. †	04/15/15	1,640	1,604	(36)
31,775	PLN	Barclays Bank plc	03/18/15	8,845	8,565	(280)
3,766	PLN	Deutsche Bank AG	04/15/15	1,014	1,014	— (h)
2,019	PLN	Royal Bank of Canada	04/15/15	540	544	4
73,495	PLN	State Street Corp.	04/15/15	20,214	19,791	(423)
5,233	RON	Deutsche Bank AG	04/15/15	1,332	1,332	— (h)
6,069	RON	HSBC Bank, N.A.	04/15/15	1,560	1,544	(16)
121,526	RUB	Deutsche Bank AG †	04/15/15	1,817	1,702	(115)
7,681	SGD	Deutsche Bank AG	03/18/15	5,799	5,673	(126)
576	SGD	Goldman Sachs International	03/18/15	441	426	(15)
35,117	THB	Credit Suisse International	04/16/15	1,073	1,069	(4)
16,649	THB	Deutsche Bank AG	04/16/15	509	507	(2)
244,672	THB	HSBC Bank, N.A.	04/16/15	7,369	7,449	80
28,999	TRY	Credit Suisse International	03/18/15	12,484	11,749	(735)
7,094	TRY	HSBC Bank, N.A.	03/18/15	3,003	2,874	(129)
7,025	TRY	TD Bank Financial Group	03/18/15	3,003	2,846	(157)
1,457	TRY	Goldman Sachs International	04/15/15	600	587	(13)
16,669	TRY	State Street Corp.	04/15/15	7,159	6,715	(444)
12,903	ZAR	Deutsche Bank AG	04/15/15	1,084	1,095	11
90,245	ZAR	State Street Corp.	04/15/15	7,724	7,661	(63)
				195,368	190,644	(4,724)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,068	AUD	TD Bank Financial Group	03/18/15	8,999	8,592	407
3,708	AUD	Westpac Banking Corp.	03/18/15	3,051	2,878	173
8,076	BRL	Deutsche Bank AG †	03/18/15	2,914	2,974	(60)
8,044	BRL	HSBC Bank, N.A. †	03/18/15	3,000	2,963	37
5,055	BRL	Deutsche Bank AG †	04/15/15	1,867	1,846	21
3,829,646	CLP	Deutsche Bank AG †	03/18/15	6,032	6,018	14
7,238,088	COP	Deutsche Bank AG †	03/18/15	3,058	2,954	104
7,008,331	COP	BNP Paribas †	04/15/15	2,913	2,853	60
5,826,456	COP	Deutsche Bank AG †	04/15/15	2,416	2,372	44
7,810	EUR	Westpac Banking Corp.	03/18/15	9,004	8,828	176
2,543	EUR	Deutsche Bank AG	04/15/15	2,928	2,876	52
2,571	EUR	Societe Generale	04/15/15	2,939	2,908	31
2,624	EUR	TD Bank Financial Group	04/15/15	2,961	2,966	(5)
1,979	GBP	TD Bank Financial Group	03/18/15	2,981	2,980	1
2,021	GBP	Westpac Banking Corp.	03/18/15	3,159	3,043	116
757,106	HUF	Barclays Bank plc	03/18/15	2,721	2,750	(29)
286,261	HUF	Deutsche Bank AG	04/15/15	1,029	1,038	(9)
20,401,098	IDR	Credit Suisse International †	04/15/15	1,596	1,577	19
12,062	ILS	HSBC Bank, N.A.	03/18/15	3,021	3,068	(47)
11,040	ILS	Westpac Banking Corp.	03/18/15	2,803	2,809	(6)
360,992	JPY	Westpac Banking Corp.	03/18/15	3,014	3,076	(62)
44,359	MXN	HSBC Bank, N.A.	03/18/15	2,963	2,951	12
27,574	MXN	Deutsche Bank AG	04/15/15	1,858	1,831	27
9,484	MXN	Westpac Banking Corp.	04/15/15	645	630	15
10,103	MYR	Deutsche Bank AG †	04/15/15	2,771	2,762	9
27,002	PEN	Deutsche Bank AG †	04/15/15	8,822	8,731	91
21,237	PLN	Barclays Bank plc	03/18/15	5,959	5,725	234
11,200	PLN	Credit Suisse International	03/18/15	2,976	3,019	(43)
20,863	PLN	HSBC Bank, N.A.	03/18/15	6,170	5,623	547
5,125	PLN	Deutsche Bank AG	04/15/15	1,373	1,380	(7)
1,705	PLN	Westpac Banking Corp.	04/15/15	469	459	10
7,686	RON	State Street Corp.	04/15/15	2,020	1,957	63
4,074	SGD	BNP Paribas	03/18/15	3,028	3,009	19
12,364	SGD	HSBC Bank, N.A.	03/18/15	9,291	9,131	160
14,494	TRY	Credit Suisse International	03/18/15	6,247	5,872	375
14,175	TRY	HSBC Bank, N.A.	03/18/15	5,989	5,743	246
4,259	TRY	Deutsche Bank AG	04/15/15	1,757	1,716	41
69,970	ZAR	Barclays Bank plc	03/18/15	6,036	5,968	68
28,789	ZAR	Deutsche Bank AG	04/15/15	2,449	2,444	5
6,158	ZAR	Westpac Banking Corp.	04/15/15	528	523	5
				143,757	140,843	2,914

Interest Rate Swaps and Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	Brazilian CPI at maturity	Brazilian CPI at maturity	01/02/17	BRL 46,200	(163)
Bank of America	Brazilian CPI at maturity	Brazilian CPI at maturity	01/04/21	BRL 10,000	(24)
Bank of America	3 month JIBAR quarterly	7.970% quarterly	05/14/24	ZAR 20,000	124
Citibank N.A.	3 month JIBAR quarterly	6.030% quarterly	03/15/18	ZAR 37,500	(25)
Citibank N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR 5,880	92
Citibank N.A.	6 month WIBOR semi-annually	3.660% semi-annually	09/26/23	PLN 9,500	204
Citibank N.A.	6 month THBFIX semi-annually	3.870% semi-annually	09/26/23	THB 65,000	236
Deutsche Bank AG (London)	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR 21,000	116

					560

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF January 31, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Bank of America:
Republic of Indonesia, 6.875%, 09/03/17	1.000% quarterly	12/20/2019	1.52	2,000	46	(40)
Republic of Indonesia, 6.875%, 09/03/17	1.000% quarterly	12/20/2019	1.52	1,500	34	(30)

					80	(70)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2015. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
CPI	—	Consumer Price Index
EUR	—	Euro
GBP	—	British Pound
GDN	—	Global Depository Note
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuero Sol
PHP	—	Phillipine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
THBFIX	—	Thai Baht Interest Rate Fixing
TRY	—	Turkish Lira
USD	—	United States Dollar
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Non-deliverable forward.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,179
Aggregate gross unrealized depreciation	(24,693)

Net unrealized appreciation/depreciation	$(21,514)

Federal income tax cost of investments	$313,706

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable Inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Foreign Government Securities	$—	$204,356	$534		$204,890
Short-Term Investment
Investment Company	87,298	—	—		87,298
Option Purchased	—	4	—		4

Total Investments in Securities	$87,298	$204,360	$534	*	$292,192

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$3,285	$—		$3,285
Swaps	—	782	—		782

Total Appreciation in Other Financial Instruments	$—	$4,067	$—		$4,067

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(5,095)	$—		$(5,095)
Swaps	—	(212)	—		(212)

Total Depreciation in Other Financial Instruments	$—	$(5,307)	$—		$(5,307)

*	Level 3 securities are valued by brokers and pricing services. At January 31, 2015, the value of these securities was approximately $534,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Europe Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 89.2%
		Australia — 0.7%
1		BHP Billiton plc	21

		Belgium — 2.5%
—	(h)	Anheuser-Busch InBev N.V.	15
—	(h)	Delhaize Group S.A.	20
—	(h)	KBC Groep N.V. (a)	12
—	(h)	Solvay S.A.	17
—	(h)	UCB S.A.	11

			75

		Denmark — 2.0%
—	(h)	AP Moeller - Maersk A/S, Class B	16
1		Danske Bank A/S	20
1		Novo Nordisk A/S, Class B	25

			61

		Finland — 0.8%
1		Nokia OYJ	4
1		UPM-Kymmene OYJ	19

			23

		France — 14.6%
—	(h)	Air Liquide S.A.	26
—	(h)	Airbus Group N.V.	24
4		Alcatel-Lucent (a)	13
—	(h)	AtoS	7
1		AXA S.A.	27
1		BNP Paribas S.A.	28
—	(h)	Bouygues S.A.	9
—	(h)	Cap Gemini S.A.	14
1		Credit Agricole S.A.	14
—	(h)	Danone S.A.	12
1		GDF Suez	18
—	(h)	Kering	19
—	(h)	L’Oreal S.A.	9
1		Orange S.A.	10
—	(h)	Publicis Groupe S.A.	15
—	(h)	Renault S.A.	17
1		Sanofi	46
—	(h)	Schneider Electric SE	27
—	(h)	Societe Generale S.A.	5
—	(h)	Sodexo S.A.	17
1		Suez Environnement Co.	9
—	(h)	Thales S.A.	16
1		Total S.A.	37
—	(h)	Unibail-Rodamco SE	19
—	(h)	Vivendi S.A. (a)	2

			440

SHARES		SECURITY DESCRIPTION	VALUE($)
		Germany — 11.7%
—	(h)	Allianz SE	38
—	(h)	BASF SE	15
—	(h)	Bayer AG	51
—	(h)	Bayerische Motoren Werke AG	30
—	(h)	Brenntag AG	13
—	(h)	Continental AG	17
—	(h)	Daimler AG	29
—	(h)	Deutsche Bank AG	6
1		Deutsche Post AG	19
2		Deutsche Telekom AG	30
1		E.ON SE	18
—	(h)	HeidelbergCement AG	21
—	(h)	Linde AG	7
—	(h)	Muenchener Rueckversicherungs-Gesellschaft AG	5
—	(h)	SAP SE	27
—	(h)	Siemens AG	27

			353

		Ireland — 0.8%
—	(h)	Shire plc	24

		Italy — 3.6%
1		Assicurazioni Generali S.p.A.	21
3		Enel Green Power S.p.A.	7
5		Enel S.p.A.	24
—	(h)	Eni S.p.A.	3
5		Intesa Sanpaolo S.p.A.	16
—	(h)	Luxottica Group S.p.A.	11
11		Telecom Italia S.p.A. (a)	12
2		UniCredit S.p.A.	15

			109

		Luxembourg — 0.4%
1		ArcelorMittal	12

		Netherlands — 4.9%
—	(h)	Akzo Nobel N.V.	13
—	(h)	ASML Holding N.V.	12
—	(h)	Heineken N.V.	20
2		ING Groep N.V., CVA (a)	22
1		Koninklijke KPN N.V.	2
2		Royal Dutch Shell plc, Class A	56
1		Royal Dutch Shell plc, Class B	25

			150

		Norway — 1.4%
1		DNB ASA	14
2		Norsk Hydro ASA	10

JPMorgan Europe Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Norway — continued
1		Telenor ASA	17

			41

		Spain — 4.4%
—	(h)	Amadeus IT Holding S.A., Class A	4
1		Banco Bilbao Vizcaya Argentaria S.A.	7
4		Banco Santander S.A.	25
9		Bankia S.A. (a)	11
2		Distribuidora Internacional de Alimentacion S.A.	13
2		Iberdrola S.A.	14
—	(h)	Inditex S.A.	11
1		Repsol S.A.	16
2		Telefonica S.A.	31

			132

		Sweden — 2.8%
—	(h)	Assa Abloy AB, Class B	21
1		Electrolux AB, Series B	20
—	(h)	Hennes & Mauritz AB, Class B	5
1		Nordea Bank AB	8
—	(h)	Swedbank AB, Class A	11
1		Tele2 AB, Class B	11
1		Telefonaktiebolaget LM Ericsson, Class B	10

			86

		Switzerland — 12.6%
—	(h)	ABB Ltd. (a)	6
—	(h)	Cie Financiere Richemont S.A.	20
—	(h)	Credit Suisse Group AG (a)	3
1		Glencore plc (a)	5
—	(h)	Holcim Ltd. (a)	19
1		Nestle S.A.	95
1		Novartis AG	73
—	(h)	Roche Holding AG	75
—	(h)	Swiss Re AG	17
—	(h)	Syngenta AG	5
2		UBS Group AG (a)	36
—	(h)	Wolseley plc	21
—	(h)	Zurich Insurance Group AG (a)	8

			383

		United Kingdom — 26.0%
3		3i Group plc	18
—	(h)	Anglo American plc	4
—	(h)	ARM Holdings plc	6
1		AstraZeneca plc	42

SHARES		SECURITY DESCRIPTION	VALUE($)
		United Kingdom — continued
2		Aviva plc	17
3		BAE Systems plc	19
9		Barclays plc	31
1		BG Group plc	16
6		BP plc	40
1		British American Tobacco plc	51
2		BT Group plc	10
3		Cobham plc	13
1		Compass Group plc	10
—	(h)	Diageo plc	10
2		Dixons Carphone plc	16
1		GlaxoSmithKline plc	27
1		Hammerson plc	9
6		HSBC Holdings plc	55
—	(h)	Imperial Tobacco Group plc	19
—	(h)	Indivior plc (a)	1
5		ITV plc	16
13		Lloyds Banking Group plc (a)	15
—	(h)	Marks & Spencer Group plc	3
—	(h)	National Grid plc	5
—	(h)	Next plc	17
—	(h)	Pearson plc	6
1		Persimmon plc (a)	16
1		Prudential plc	28
—	(h)	Randgold Resources Ltd.	6
—	(h)	Reckitt Benckiser Group plc	34
1		Rio Tinto plc	24
2		RSA Insurance Group plc (a)	11
1		SABMiller plc	35
1		Smith & Nephew plc	15
1		SSE plc	21
1		Standard Chartered plc	7
1		Tesco plc	5
—	(h)	Tullow Oil plc	1
1		Unilever N.V., CVA	36
11		Vodafone Group plc	39
—	(h)	Whitbread plc	19
1		WPP plc	12

			785

		Total Common Stocks (Cost $2,870)	2,695

Preferred Stocks — 1.3%
		Germany — 1.3%
—	(h)	Henkel AG & Co. KGaA	26

JPMorgan Europe Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
		Germany — continued
—	(h)	Volkswagen AG	14

			40

		Total Preferred Stocks (Cost $39)	40

		Total Investments — 90.5% (Cost $2,909)	2,735
		Other Assets in Excess of Liabilities — 9.5% (c)	286

		NET ASSETS — 100.0%	$3,021

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	13.7%
Banks	11.5
Oil, Gas & Consumable Fuels	7.1
Insurance	6.3
Food Products	5.2
Diversified Telecommunication Services	4.2
Automobiles	3.3
Chemicals	3.0
Metals & Mining	3.0
Beverages	2.9
Aerospace & Defense	2.6
Tobacco	2.6
Capital Markets	2.3
Household Products	2.2
Electric Utilities	2.2
Textiles, Apparel & Luxury Goods	1.8
Multi-Utilities	1.8
Wireless Telecommunication Services	1.8
Media	1.8
Hotels, Restaurants & Leisure	1.7
Construction Materials	1.5
Food & Staples Retailing	1.4
Household Durables	1.3
Trading Companies & Distributors	1.2
Electrical Equipment	1.2
Specialty Retail	1.2
Real Estate Investment Trusts (REITs)	1.0
Communications Equipment	1.0
Software	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	7.2

JPMorgan Europe Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro STOXX 50 Index	03/20/15	$76	$6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,735,000 and 100.0%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59
Aggregate gross unrealized depreciation	(233)

Net unrealized appreciation/depreciation	$(174)

Federal income tax cost of investments	$2,909

JPMorgan Europe Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$21	$—	$21
Belgium	—	75	—	75
Denmark	—	61	—	61
Finland	—	23	—	23
France	—	440	—	440
Germany	—	353	—	353
Ireland	—	24	—	24
Italy	—	109	—	109
Luxembourg	—	12	—	12
Netherlands	—	150	—	150
Norway	—	41	—	41
Spain	—	132	—	132
Sweden	—	86	—	86
Switzerland	36	347	—	383
United Kingdom	1	784	—	785

Total Common Stocks	37	2,658	—	2,695

Preferred Stocks
Germany	—	40	—	40
Total Investments in Securities	$37	$2,698	$—	$2,735

Appreciation in Other Financial Instruments
Futures Contracts	$6	$—	$—	$6

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.7%
	United States — 7.7%
180,394	ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class A1B2, VAR, 0.470%, 11/25/35	170,185
541,763	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.043%, 10/25/34	496,361
223,402	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M2, VAR, 2.750%, 01/25/34	214,716
237,684	Bear Stearns Asset Backed Securities Trust, Series 2004-2, Class M1, VAR, 1.370%, 08/25/34	213,859
	Countrywide Asset-Backed Certificates,
92,462	Series 2002-3, Class M1, VAR, 1.293%, 03/25/32	90,271
74,786	Series 2002-4, Class M1, VAR, 1.293%, 12/25/32	68,365
184,371	Series 2004-2, Class M1, VAR, 0.918%, 05/25/34	174,896
121,939	Series 2004-6, Class M2, VAR, 1.143%, 10/25/34	113,699
413,787	Series 2004-8, Class M1, VAR, 1.218%, 01/25/35	413,336
233,051	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB1, Class M2, VAR, 1.265%, 01/25/35	208,250
	CWABS, Inc. Asset-Backed Certificates,
566,635	Series 2003-BC6, Class M2, VAR, 1.893%, 10/25/33	521,253
408,755	Series 2004-1, Class M1, VAR, 0.918%, 03/25/34	389,855
515,063	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.224%, 10/25/34	504,901
	Fremont Home Loan Trust,
83,631	Series 2003-B, Class M2, VAR, 2.598%, 12/25/33	81,444
34,652	Series 2005-D, Class 2A3, VAR, 0.418%, 11/25/35	34,293
369,468	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.370%, 11/25/34	342,516
260,620	Mastr Asset Backed Securities Trust, Series 2003-NC1, Class M5, VAR, 5.300%, 04/25/33	247,413
	Morgan Stanley ABS Capital I, Inc. Trust,
47,226	Series 2004-HE8, Class M3, VAR, 1.293%, 09/25/34	44,155
560,224	Series 2004-NC5, Class M1, VAR, 1.068%, 05/25/34	510,500
76,496	Series 2005-HE1, Class M3, VAR, 0.948%, 12/25/34	62,778
340,325	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 3.543%, 09/25/33	301,166
88,565	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.023%, 11/25/34	83,231
151,275	RAMP Trust, Series 2005-EFC4, Class M2, VAR, 0.608%, 09/25/35	147,548
238,061	RASC Trust, Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	244,705
	Renaissance Home Equity Loan Trust,
695,922	Series 2003-2, Class A, VAR, 1.407%, 08/25/33	653,334
426,689	Series 2003-2, Class M1, VAR, 1.406%, 08/25/33	390,451
328,211	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	333,029
	Saxon Asset Securities Trust,
562,888	Series 2003-3, Class M1, VAR, 1.145%, 12/25/33	529,521
491,617	Series 2006-2, Class A3C, VAR, 0.318%, 09/25/36	457,978
	Structured Asset Investment Loan Trust,
589,092	Series 2004-7, VAR, 1.293%, 08/25/34	503,851
163,779	Series 2004-BNC1, Class A5, VAR, 1.408%, 09/25/34	156,858
	Wells Fargo Home Equity Asset-Backed Securities Trust,
95,265	Series 2004-2, Class M6, VAR, 2.048%, 10/25/34	91,870
117,924	Series 2004-2, Class M8A, VAR, 3.168%, 10/25/34 (e)	111,718

	Total Asset-Backed Securities (Cost $8,855,823)	8,908,306

Collateralized Mortgage Obligations — 6.3%
	Non-Agency CMO — 6.3%
	United States — 6.3%
	Alternative Loan Trust
163,940	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	167,117
219,296	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	229,872
189,965	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	189,712

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
42,287	Series 2005-19CB, Class A2, IF, 16.570%, 06/25/35 (u)	54,875
169,848	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	159,345
	Chase Mortgage Finance Trust
377,128	Series 2005-S1, Class 1A9, 5.500%, 05/25/35	383,660
456,583	Series 2006-S4, Class A5, 6.000%, 12/25/36	413,076
378,609	Series 2007-A1, VAR, 2.517%, 02/25/37	382,741
	CHL Mortgage Pass-Through Trust
193,432	Series 2004-9, Class A7, 5.250%, 06/25/34	200,672
400,802	Series 2004-25, Class 2A1, VAR, 0.508%, 02/25/35	360,378
190,434	Series 2006-21, Class A14, 6.000%, 02/25/37	180,914
182,080	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	180,225
201,444	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, VAR, 2.615%, 09/25/34	198,866
188,863	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.948%, 10/25/34	176,906
273,336	JPMorgan Mortgage Trust, Series 2005-A5, Class 2A2, VAR, 2.532%, 08/25/35	273,870
	MASTR Alternative Loan Trust
313,019	Series 2004-6, Class 8A1, 5.500%, 07/25/34	325,259
285,463	Series 2005-1, Class 1A1, 5.500%, 02/25/35	304,814
	Merrill Lynch Mortgage Investors Trust
105,536	Series 2003-A4, VAR, 2.791%, 05/25/33	96,556
139,792	Series 2005-A2, Class A3, VAR, 2.462%, 02/25/35	135,099
300,000	Series 2005-A5, Class A3, VAR, 2.471%, 06/25/35	286,061
339,374	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.567%, 07/25/34	324,571
1,137	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 2.375%, 04/25/18	1,149
186,502	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	178,276
104,339	Residential Asset Securitization Trust, Series 2004-A3, Class A1, 4.500%, 06/25/34	106,006
	RFMSI Trust
79,580	Series 2003-S15, Class A1, 4.500%, 08/25/18	81,002
96,438	Series 2003-S16, Class A2, 4.500%, 09/25/18	96,822
232,619	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	235,915
	WaMu Mortgage Pass-Through Certificates Trust
93,501	Series 2003-S8, 5.000%, 09/25/18	95,104
300,000	Series 2005-AR7, Class A3, VAR, 2.356%, 08/25/35	294,778
287,340	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, VAR, 2.630%, 03/25/36	273,962
	Wells Fargo Mortgage-Backed Securities Trust
143,477	Series 2003-H, Class A1, VAR, 2.615%, 09/25/33	145,197
158,888	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	159,608
313,954	Series 2004-H, Class A1, VAR, 2.615%, 06/25/34	316,049
156,817	Series 2004-N, Class A7, VAR, 2.595%, 08/25/34	156,951
123,434	Series 2006-AR2, Class 2A3, VAR, 2.613%, 03/25/36	122,087

	Total Collateralized Mortgage Obligations (Cost $7,163,988)	7,287,495

SHARES
Common Stocks — 44.1%
	Australia — 1.0%
9,670	Australia & New Zealand Banking Group Ltd. (m)	246,851
11,283	BHP Billiton Ltd. (m)	260,239
2,018	Commonwealth Bank of Australia (m)	139,535
42,125	Goodman Group (m)	199,700
6,578	Wesfarmers Ltd. (m)	222,191
3,598	Westpac Banking Corp. (m)	96,160

		1,164,676

	Belgium — 0.2%
1,455	Solvay S.A.	198,923

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Bermuda — 0.1%
2,021	Lazard Ltd., Class A	92,562

	Brazil — 0.5%
24,470	AMBEV S.A., ADR	161,013
13,370	CCR S.A.	76,137
7,300	Cielo S.A.	108,823
1,690	Lojas Renner S.A.	44,403
5,590	Ultrapar Participacoes S.A.	110,415
7,250	Vale S.A. (Preference Shares), ADR	45,385
7,170	WEG S.A.	85,508

		631,684

	Canada — 0.2%
1,513	Brookfield Asset Management, Inc., Class A	77,133
2,745	Brookfield Residential Properties, Inc. (a)	66,209
403	Canadian Pacific Railway Ltd.	70,392
3,361	Novadaq Technologies, Inc. (a)	47,827

		261,561

	Chile — 0.1%
3,350	Banco Santander Chile, ADR	63,784

	China — 0.8%
940	Baidu, Inc., ADR (a)	204,845
76,000	CNOOC Ltd.	100,842
105,000	Geely Automobile Holdings Ltd.	43,017
84,500	Sun Art Retail Group Ltd.	76,409
10,400	Tencent Holdings Ltd.	175,412
36,000	Tingyi Cayman Islands Holding Corp. (m)	88,672
22,000	Tsingtao Brewery Co., Ltd., Class H (m)	147,233
32,800	Wynn Macau Ltd.	90,828

		927,258

	Denmark — 0.4%
50	AP Moeller - Maersk A/S, Class B (m)	101,037
6,439	Danske Bank A/S (m)	166,657
4,153	Novo Nordisk A/S, Class B	185,102

		452,796

	Finland — 0.2%
12,354	UPM-Kymmene OYJ	217,151

	France — 2.3%
1,626	Air Liquide S.A.	204,988
4,208	Airbus Group N.V.	224,203
9,066	AXA S.A.	212,071
3,886	BNP Paribas S.A.	204,036
10,751	Credit Agricole S.A.	127,503
7,266	GDF Suez	161,148
697	Kering	140,629
1,690	Lafarge S.A.	115,792
1,807	Publicis Groupe S.A.	135,014
2,590	Renault S.A.	197,944
3,312	Sanofi	305,167
3,734	Schneider Electric SE	280,692
3,093	Societe Generale S.A.	124,204
3,687	Total S.A.	189,256

		2,622,647

	Germany — 1.8%
1,671	Allianz SE	275,533
1,677	BASF SE	149,987
2,825	Bayer AG	406,889
1,779	Bayerische Motoren Werke AG	206,881
3,968	Brenntag AG	215,999
741	Continental AG	167,204
2,654	Deutsche Telekom AG	45,750
6,732	E.ON SE	104,211
2,025	HeidelbergCement AG	148,917
4,163	SAP SE	271,710
1,270	Siemens AG	134,159

		2,127,240

	Hong Kong — 1.1%
51,200	AIA Group Ltd.	297,213
9,000	Cheung Kong Holdings Ltd. (m)	171,745
2,800	Hang Seng Bank Ltd. (m)	49,005
9,000	Hutchison Whampoa Ltd. (m)	119,461
2,000	Jardine Matheson Holdings Ltd.	127,754
1,770	Michael Kors Holdings Ltd. (a)	125,298
19,000	Power Assets Holdings Ltd. (m)	198,725
48,800	Sands China Ltd.	237,576

		1,326,777

	India — 1.0%
10,630	HDFC Bank Ltd., ADR	605,697
10,890	Infosys Ltd., ADR	371,131
9,890	Mahindra & Mahindra Ltd., GDR	202,609

		1,179,437

	Indonesia — 0.3%
212,100	Astra International Tbk PT	130,602
65,800	Bank Central Asia Tbk PT	69,087
127,900	Bank Rakyat Indonesia Persero Tbk PT	117,026

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Indonesia — continued
16,600	Unilever Indonesia Tbk PT	46,729

		363,444

	Ireland — 0.3%
1,710	Ryanair Holdings plc, ADR (a)	112,826
2,615	Shire plc	190,863

		303,689

	Italy — 0.4%
10,110	Assicurazioni Generali S.p.A.	213,378
80,946	Enel Green Power S.p.A.	160,014
20,218	UniCredit S.p.A.	119,190

		492,582

	Japan — 4.3%
1,100	Central Japan Railway Co.	188,632
2,500	Daikin Industries Ltd. (m)	173,965
4,900	Dentsu, Inc.	201,246
2,800	East Japan Railway Co. (m)	216,267
900	FANUC Corp. (m)	151,146
25,000	Fujitsu Ltd. (m)	132,112
31,000	Hitachi Ltd. (m)	234,115
38,400	JX Holdings, Inc.	141,705
2,300	KDDI Corp. (m)	162,355
300	Keyence Corp.	140,231
15,000	Kyowa Hakko Kirin Co., Ltd. (m)	170,813
6,600	Mazda Motor Corp. (m)	135,567
51,500	Mitsubishi UFJ Financial Group, Inc.	273,685
7,400	Mitsui & Co., Ltd. (m)	94,163
5,000	Mitsui Fudosan Co., Ltd. (m)	126,408
5,300	MS&AD Insurance Group Holdings, Inc.	128,865
2,100	Nippon Telegraph & Telephone Corp. (m)	124,292
10,500	ORIX Corp. (m)	120,654
6,400	Otsuka Holdings Co., Ltd.	198,010
10,000	Ricoh Co., Ltd. (m)	97,554
1,600	Seiko Epson Corp.	64,981
20,000	Sekisui Chemical Co., Ltd. (m)	218,735
5,400	Seven & I Holdings Co., Ltd.	197,608
6,600	Sony Corp. (m)	155,239
5,300	Sumitomo Mitsui Financial Group, Inc.	177,851
35,000	Tokyo Gas Co., Ltd. (m)	208,779
8,100	Toyota Motor Corp. (m)	522,215
4,800	Yamato Holdings Co., Ltd. (m)	108,559
9,000	Yamazaki Baking Co., Ltd. (m)	132,507

		4,998,259

	Luxembourg — 0.1%
7,985	ArcelorMittal	76,286

	Malaysia — 0.1%
12,000	Public Bank Bhd	59,940

	Mexico — 0.2%
27,500	Fibra Uno Administracion S.A. de C.V. (m)	82,925
12,100	Grupo Financiero Banorte S.A.B. de C.V., Class O	61,406
9,870	Mexichem S.A.B. de C.V. (a)	27,365
27,680	Wal-Mart de Mexico S.A.B. de C.V., Series V	53,460

		225,156

	Netherlands — 0.6%
8,372	ING Groep N.V., CVA (a)	104,084
2,096	NXP Semiconductors N.V. (a)	166,296
9,212	Royal Dutch Shell plc, Class A	280,741
6,103	Royal Dutch Shell plc, Class B	193,221

		744,342

	New Zealand — 0.1%
41,898	Spark New Zealand Ltd. (m)	100,396

	Norway — 0.3%
9,705	DNB ASA	140,612
24,427	Norsk Hydro ASA (m)	143,551

		284,163

	Panama — 0.0% (g)
400	Copa Holdings S.A., Class A	43,004

	Peru — 0.1%
900	Credicorp Ltd. (m)	129,708

	Portugal — 0.1%
19,236	EDP - Energias de Portugal S.A.	73,173

	Russia — 0.3%
3,060	Lukoil OAO, ADR	120,317
3,260	Magnit PJSC, Reg. S, GDR	119,136
5,400	Mobile TeleSystems OJSC, ADR	42,444
12,900	Sberbank of Russia, ADR	47,892

		329,789

	Singapore — 0.2%
1,153	Avago Technologies Ltd.	118,621
11,000	DBS Group Holdings Ltd. (m)	160,376

		278,997

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	South Africa — 1.1%
2,220	Aspen Pharmacare Holdings Ltd. (a)	83,127
6,901	Bidvest Group Ltd. (The)	190,458
2,180	Capitec Bank Holdings Ltd.	71,474
36,470	FirstRand Ltd.	162,305
2,140	Imperial Holdings Ltd.	37,698
4,240	Mr Price Group Ltd.	96,036
9,640	MTN Group Ltd.	166,470
490	Naspers Ltd., Class N	70,688
7,030	Remgro Ltd.	162,673
8,280	RMB Holdings Ltd.	46,766
2,551	Sanlam Ltd.	15,290
6,220	Shoprite Holdings Ltd.	98,324
2,520	Tiger Brands Ltd.	84,984

		1,286,293

	South Korea — 0.3%
960	Hyundai Motor Co.	147,537
190	Samsung Electronics Co., Ltd. (m)	235,866

		383,403

	Spain — 0.6%
21,611	Banco Santander S.A.	145,357
24,103	Distribuidora Internacional de Alimentacion S.A.	156,046
7,575	Repsol S.A.	134,189
13,631	Telefonica S.A.	204,403
		639,995

	Sweden — 0.5%
2,828	Assa Abloy AB, Class B	154,448
12,978	Nordea Bank AB	164,766
20,484	Telefonaktiebolaget LM Ericsson, Class B (m)	248,353

		567,567

	Switzerland — 1.7%
1,190	Allied World Assurance Co. Holdings AG	46,017
2,459	Cie Financiere Richemont S.A.	204,289
7,649	Nestle S.A.	584,162
4,279	Novartis AG	417,000
1,298	Roche Holding AG	349,834
1,695	Swiss Re AG	152,902
15,548	UBS Group AG (a)	260,601

		2,014,805

	Taiwan — 0.5%
22,000	Delta Electronics, Inc.	134,374
16,000	President Chain Store Corp.	122,997
15,560	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	353,367

		610,738

	Thailand — 0.3%
16,900	Advanced Info Service PCL	126,274
6,700	Siam Cement PCL (The), NVDR	101,397
28,600	Siam Commercial Bank PCL (The)	156,674

		384,345

	Turkey — 0.2%
27,140	KOC Holding A.S. (m)	140,728
21,340	Turkiye Garanti Bankasi A.S.	89,730

		230,458

	United Kingdom — 4.3%
29,826	3i Group plc	205,689
3,460	Anglo American plc	57,794
2,209	Associated British Foods plc	103,022
3,687	AstraZeneca plc (m)	262,460
13,193	Aviva plc (m)	104,672
76,299	Barclays plc	267,964
15,911	Barratt Developments plc (m)	109,523
11,260	BG Group plc	150,184
31,163	BP plc (m)	200,192
5,606	British American Tobacco plc	316,268
4,690	Diageo plc	138,827
16,130	Dixons Carphone plc	105,411
5,767	GlaxoSmithKline plc	126,982
35,754	HSBC Holdings plc (m)	327,121
2,020	Indivior plc (a)	5,294
35,409	ITV plc	117,187
92,642	Lloyds Banking Group plc (a) (m)	102,630
9,232	Prudential plc	224,433
2,996	Reckitt Benckiser Group plc (m)	253,566
2,124	Rio Tinto Ltd. (m)	94,714
3,497	Rio Tinto plc (m)	153,669
13,325	RSA Insurance Group plc	90,927
8,783	SABMiller plc	478,377
6,874	Smith & Nephew plc (m)	122,583
5,559	SSE plc	134,520
39,612	Taylor Wimpey plc (e) (m)	80,474
6,754	UBM plc	53,631
5,645	Unilever N.V., CVA	244,793
103,291	Vodafone Group plc	363,221

		4,996,128

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — 17.5%
2,018	Acadia Healthcare Co., Inc. (a)	116,540
1,849	Acuity Brands, Inc.	277,147
1,753	Adobe Systems, Inc. (a) (m)	122,938
552	Advance Auto Parts, Inc.	87,768
1,160	Aetna, Inc.	106,511
891	Affiliated Managers Group, Inc. (a)	183,118
660	Air Products & Chemicals, Inc. (m)	96,103
632	Alexion Pharmaceuticals, Inc. (a)	115,808
125	Alleghany Corp. (a)	55,261
594	Alliance Data Systems Corp. (a)	171,565
4,236	Ally Financial, Inc.	79,256
439	Amazon.com, Inc. (a)	155,639
1,476	American Electric Power Co., Inc. (m)	92,708
2,347	American Homes 4 Rent, Class A (m)	39,171
3,144	American International Group, Inc. (m)	153,647
1,543	American Residential Properties, Inc. (a) (m)	27,018
580	Ameriprise Financial, Inc.	72,465
2,255	Amphenol Corp., Class A	121,116
1,034	AmTrust Financial Services, Inc.	52,341
1,222	Analog Devices, Inc. (m)	63,672
1,322	Antero Resources Corp. (a)	45,807
4,158	Apple, Inc. (m)	487,151
189	AutoZone, Inc. (a)	112,825
1,185	Ball Corp. (m)	75,046
10,864	Bank of America Corp.	164,590
1,235	Bed Bath & Beyond, Inc. (a)	92,341
3,248	Best Buy Co., Inc. (m)	114,330
297	Biogen Idec, Inc. (a)	115,581
2,796	Brixmor Property Group, Inc. (m)	75,772
2,468	Capital One Financial Corp.	180,682
3,051	Carlisle Cos., Inc.	273,614
6,409	CBRE Group, Inc., Class A (a)	207,267
772	CBS Corp. (Non-Voting), Class B (m)	42,313
1,801	Celgene Corp. (a)	214,607
200	Charter Communications, Inc., Class A (a)	30,223
4,084	Ciena Corp. (a)	75,636
5,058	Cisco Systems, Inc. (m)	133,354
2,763	Citigroup, Inc.	129,723
2,474	Citizens Financial Group, Inc.	59,129
1,985	ClubCorp Holdings, Inc.	33,765
2,640	CNO Financial Group, Inc.	40,973
879	Coach, Inc.	32,690
1,105	Concho Resources, Inc. (a)	122,489
2,665	CONSOL Energy, Inc.	77,152
576	CoStar Group, Inc. (a)	106,278
458	Crane Co. (m)	27,915
987	CVS Health Corp. (m)	96,884
2,757	Dealertrack Technologies, Inc. (a)	110,831
5,351	Delta Air Lines, Inc.	253,156
1,455	Devon Energy Corp.	87,693
2,618	DISH Network Corp., Class A (a)	184,176
1,684	Dover Corp.	117,947
1,265	Dr. Pepper Snapple Group, Inc.	97,747
707	Dril-Quip, Inc. (a)	52,481
1,250	Duke Energy Corp. (m)	108,925
1,077	Eagle Materials, Inc.	76,704
1,882	East West Bancorp, Inc.	68,091
640	EastGroup Properties, Inc. (m)	41,370
1,227	Edison International (m)	83,620
2,237	Electronic Arts, Inc. (a) (m)	122,722
1,762	Entercom Communications Corp., Class A (a)	20,386
1,272	Equifax, Inc. (m)	107,433
2,758	Excel Trust, Inc. (m)	38,722
1,774	Expedia, Inc.	152,440
3,220	Exxon Mobil Corp. (m)	281,492
5,600	Facebook, Inc., Class A (a)	425,096
3,376	Fifth Third Bancorp	58,405
1,230	First Republic Bank	62,632
1,844	Fluidigm Corp. (a)	71,049
3,396	Fortune Brands Home & Security, Inc.	152,107
2,600	GameStop Corp., Class A	91,650
2,198	Gap, Inc. (The)	90,536
558	Genuine Parts Co. (m)	51,861
4,021	Gilead Sciences, Inc. (a)	421,521
663	Google, Inc., Class C (a)	354,387
1,736	Guidewire Software, Inc. (a)	86,974
716	Hanesbrands, Inc.	79,748
1,590	Harley-Davidson, Inc.	98,103
3,001	Hartford Financial Services Group, Inc. (The) (m)	116,739
5,634	HD Supply Holdings, Inc. (a)	162,428
1,832	Hewlett-Packard Co. (m)	66,190
4,621	Hilton Worldwide Holdings, Inc. (a)	120,007
3,032	Home Depot, Inc. (The)	316,601
1,080	Honeywell International, Inc. (m)	105,581

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
4,913	Hudson City Bancorp, Inc.	44,070
1,251	Illinois Tool Works, Inc. (m)	116,456
965	Illumina, Inc. (a)	188,358
2,260	Johnson & Johnson (m)	226,316
1,586	KapStone Paper & Packaging Corp.	47,374
2,816	Kimco Realty Corp. (m)	77,862
1,309	Kinder Morgan, Inc.	53,734
452	Kirby Corp. (a)	32,766
515	KLA-Tencor Corp.	31,657
2,802	Kohl’s Corp.	167,335
1,359	Kroger Co. (The) (m)	93,839
2,299	La Quinta Holdings, Inc. (a)	46,739
1,718	Lam Research Corp. (m)	131,324
2,092	Legg Mason, Inc.	115,980
5,035	Loews Corp. (m)	192,639
333	M&T Bank Corp.	37,682
1,997	Marathon Oil Corp.	53,120
421	Marathon Petroleum Corp.	38,980
1,333	Marsh & McLennan Cos., Inc. (m)	71,675
1,056	Martin Marietta Materials, Inc. (m)	113,773
2,921	MasterCard, Inc., Class A	239,610
3,246	Merck & Co., Inc. (m)	195,669
4,948	Microsoft Corp. (m)	199,899
618	Mohawk Industries, Inc. (a)	101,995
850	Monster Beverage Corp. (a)	99,408
1,050	Moody’s Corp.	95,897
1,762	Mosaic Co. (The)	85,792
907	National Bank Holdings Corp., Class A	16,734
592	National Healthcare Corp.	37,278
4,207	Nektar Therapeutics (a)	61,590
298	Netflix, Inc. (a)	131,656
520	NetSuite, Inc. (a)	51,184
1,023	NextEra Energy, Inc. (m)	111,753
492	NiSource, Inc.	21,284
1,217	Northeast Utilities (m)	67,641
869	Northern Trust Corp. (m)	56,815
1,819	Old Dominion Freight Line, Inc. (a)	127,548
2,454	Old Republic International Corp.	34,454
1,121	Omnicom Group, Inc. (m)	81,609
1,203	Pall Corp. (m)	116,402
719	Palo Alto Networks, Inc. (a)	90,874
2,135	PBF Energy, Inc., Class A	59,994
7,908	Pfizer, Inc. (m)	247,125
1,719	Phillips 66	120,880
1,292	PNC Financial Services Group, Inc. (The) (m)	109,226
1,509	Post Holdings, Inc.	71,300
790	PPG Industries, Inc. (m)	176,075
120	Priceline Group, Inc. (The) (a)	121,138
1,847	Procter & Gamble Co. (The) (m)	155,684
1,294	Prudential Financial, Inc. (m)	98,189
1,094	QUALCOMM, Inc. (m)	68,331
1,520	Range Resources Corp.	70,330
1,969	Rayonier, Inc. (m)	57,790
400	Regeneron Pharmaceuticals, Inc. (a)	166,664
1,484	Rock-Tenn Co., Class A	96,312
1,539	Rush Enterprises, Inc., Class A (a)	43,092
1,401	Schlumberger Ltd. (m)	115,428
990	Sempra Energy	110,801
1,089	ServiceNow, Inc. (a)	79,388
580	Sherwin-Williams Co. (The)	157,337
905	Signature Bank (a)	106,003
2,933	Southwestern Energy Co. (a)	72,709
3,829	Sprouts Farmers Market, Inc. (a)	139,414
1,550	Starbucks Corp.	135,672
2,745	SunTrust Banks, Inc.	105,463
1,846	T. Rowe Price Group, Inc.	145,317
3,679	TD Ameritrade Holding Corp.	119,163
524	Tesla Motors, Inc. (a)	106,686
2,154	Texas Instruments, Inc.	115,131
629	Time Warner, Inc.	49,018
2,113	Time, Inc.	52,910
1,085	Travelers Cos., Inc. (The) (m)	111,560
762	TreeHouse Foods, Inc. (a)	69,113
2,074	Trex Co., Inc. (a)	88,207
1,551	Twenty-First Century Fox, Inc., Class B	49,399
2,852	U.S. Bancorp	119,527
1,277	Ulta Salon Cosmetics & Fragrance, Inc. (a)	168,487
1,222	United Technologies Corp. (m)	140,261
2,948	UnitedHealth Group, Inc. (m)	313,225
2,388	Unum Group (m)	74,171
3,603	Urban Outfitters, Inc. (a)	125,601
1,636	Valeant Pharmaceuticals International, Inc. (a)	261,711
2,503	Veeva Systems, Inc., Class A (a)	71,986
2,845	Verizon Communications, Inc. (m)	130,045
774	Vertex Pharmaceuticals, Inc. (a)	85,248

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
540	Visa, Inc., Class A	137,651
807	W.R. Berkley Corp.	39,535
374	W.W. Grainger, Inc.	88,204
7,096	Wells Fargo & Co.	368,424
2,389	Western Union Co. (The)	40,613
2,365	Weyerhaeuser Co. (m)	84,785
2,809	Wolverine World Wide, Inc.	79,073
723	Workday, Inc., Class A (a)	57,450
2,638	Xcel Energy, Inc.	99,004

		20,278,101

	Total Common Stocks (Cost $50,713,502)	51,161,257

PRINCIPAL AMOUNT
Corporate Bonds — 10.8%
	Australia — 0.0% (g)
	FMG Resources August 2006 Pty Ltd.,
25,000	6.875%, 04/01/22 (e)	19,625
30,000	8.250%, 11/01/19 (e)	26,625

		46,250

	Bahamas — 0.0% (g)
27,000	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	27,540

	Bermuda — 0.0% (g)
10,000	Aircastle Ltd., 6.250%, 12/01/19	10,800
10,000	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	10,125
14,000	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	15,330

		36,255

	Canada — 0.5%
10,000	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22	10,250
	Bombardier, Inc.,
6,000	4.750%, 04/15/19 (e)	5,640
5,000	6.125%, 01/15/23 (e)	4,725
15,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22 (e)	15,225
	Cascades, Inc.,
11,000	5.500%, 07/15/22 (e)	11,055
15,000	7.875%, 01/15/20	15,638
	First Quantum Minerals Ltd.,
5,000	6.750%, 02/15/20 (e)	4,250
35,000	7.000%, 02/15/21 (e)	29,312
20,000	Garda World Security Corp., 7.250%, 11/15/21 (e)	19,500
14,000	KGHM International Ltd., 7.750%, 06/15/19 (e)	14,350
	Lundin Mining Corp.,
15,000	7.500%, 11/01/20 (e)	14,850
15,000	7.875%, 11/01/22 (e)	14,850
24,000	Masonite International Corp., 8.250%, 04/15/21 (e)	25,500
6,000	Mattamy Group Corp., 6.500%, 11/15/20 (e)	5,835
	New Gold, Inc.,
32,000	6.250%, 11/15/22 (e)	31,600
5,000	7.000%, 04/15/20 (e)	4,950
9,000	Norbord, Inc., 5.375%, 12/01/20 (e)	8,730
3,000	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	3,112
25,000	Novelis, Inc., 8.750%, 12/15/20	26,812
8,000	Open Text Corp., 5.625%, 01/15/23 (e)	8,220
	Precision Drilling Corp.,
10,000	5.250%, 11/15/24 (e)	8,050
20,000	6.500%, 12/15/21	17,600
30,000	6.625%, 11/15/20	27,113
5,000	Quebecor Media, Inc., 5.750%, 01/15/23	5,150
	Ultra Petroleum Corp.,
24,000	5.750%, 12/15/18 (e)	21,960
22,000	6.125%, 10/01/24 (e)	18,810
	Valeant Pharmaceuticals International, Inc.,
10,000	5.500%, 03/01/23 (e)	10,250
6,000	5.625%, 12/01/21 (e)	6,165
45,000	6.375%, 10/15/20 (e)	47,588
4,000	6.750%, 08/15/18 (e)	4,255
12,000	6.750%, 08/15/21 (e)	12,630
15,000	6.875%, 12/01/18 (e)	15,540
15,000	7.000%, 10/01/20 (e)	15,806
24,000	7.500%, 07/15/21 (e)	26,280
	Videotron Ltd.,
4,000	5.000%, 07/15/22	4,110
18,000	5.375%, 06/15/24 (e)	18,450

		534,161

	Cayman Islands — 0.0% (g)
14,000	Seagate HDD Cayman, 6.875%, 05/01/20	14,665

	France — 0.2%
5,000	Lafarge S.A., 7.125%, 07/15/36	5,950

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	France — continued
200,000	Numericable-SFR, 6.000%, 05/15/22 (e)	204,580

		210,530

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
15,000	5.250%, 11/15/22	16,013
1,000	7.500%, 10/15/27	1,162

		17,175

	Luxembourg — 0.4%
	ArcelorMittal,
140,000	6.750%, 02/25/22	148,750
8,000	7.500%, 10/15/39	8,280
8,000	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	8,150
	Intelsat Jackson Holdings S.A.,
5,000	5.500%, 08/01/23	4,938
90,000	6.625%, 12/15/22	92,250
10,000	7.250%, 04/01/19	10,387
10,000	7.250%, 10/15/20	10,487
	Intelsat Luxembourg S.A.,
48,000	7.750%, 06/01/21	47,580
13,000	8.125%, 06/01/23	13,130
20,000	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	19,000
22,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)	22,715
25,000	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	25,688
	NII International Telecom S.C.A.,
7,000	7.875%, 08/15/19 (d) (e)	6,195
10,000	11.375%, 08/15/19 (d) (e)	9,025

		426,575

	Netherlands — 0.0% (g)
11,000	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	15,322
	Sensata Technologies B.V.,
7,000	4.875%, 10/15/23 (e)	7,105
7,000	5.625%, 11/01/24 (e)	7,403

		29,830

	Singapore — 0.0% (g)
15,000	Flextronics International Ltd., 4.625%, 02/15/20	15,387

	United Kingdom — 0.2%
	Royal Bank of Scotland Group plc,
27,000	6.100%, 06/10/23	30,218
120,000	6.125%, 12/15/22	135,288

		165,506

	United States — 9.5%
	Acadia Healthcare Co., Inc.,
5,000	5.125%, 07/01/22	4,913
10,000	6.125%, 03/15/21	10,200
	Access Midstream Partners LP/ACMP Finance Corp.,
12,000	5.875%, 04/15/21	12,510
30,000	6.125%, 07/15/22	31,965
23,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	14,260
5,000	Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	5,356
	ADT Corp. (The),
2,000	3.500%, 07/15/22	1,810
5,000	4.125%, 04/15/19	4,994
45,000	4.125%, 06/15/23	42,188
25,000	6.250%, 10/15/21	26,492
	Advanced Micro Devices, Inc.,
10,000	6.750%, 03/01/19	9,500
8,000	7.000%, 07/01/24	6,980
21,000	7.750%, 08/01/20	20,003
	AECOM Technology Corp.,
13,000	5.750%, 10/15/22 (e)	13,601
22,000	5.875%, 10/15/24 (e)	22,963
	AES Corp.,
2,000	5.500%, 03/15/24	2,005
45,000	8.000%, 10/15/17	50,344
20,000	VAR, 3.234%, 06/01/19	19,700
10,000	AK Steel Corp., 8.750%, 12/01/18	10,575
40,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	41,152
14,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	13,510
	Alcoa, Inc.,
75,000	5.125%, 10/01/24	81,870
20,000	5.400%, 04/15/21	22,192
10,000	5.900%, 02/01/27	11,307
20,000	6.150%, 08/15/20	22,836
5,000	6.750%, 07/15/18	5,675
20,000	6.750%, 01/15/28	23,349
	Aleris International, Inc.,
2,000	7.625%, 02/15/18	1,950

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
12,000	7.875%, 11/01/20	11,640
10,000	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	9,925
	Alliant Techsystems, Inc.,
2,000	5.250%, 10/01/21 (e)	2,005
25,000	6.875%, 09/15/20	26,625
	Ally Financial, Inc.,
23,000	6.250%, 12/01/17	24,667
17,000	7.500%, 09/15/20	20,188
43,000	8.000%, 03/15/20	51,277
23,000	8.000%, 11/01/31	29,699
	AMC Entertainment, Inc.,
8,000	5.875%, 02/15/22	8,180
25,000	9.750%, 12/01/20	27,188
45,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	47,138
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	25,250
5,000	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	4,938
	Amsurg Corp.,
10,000	5.625%, 11/30/20	10,225
10,000	5.625%, 07/15/22 (e)	10,338
53,000	Antero Resources Corp., 5.125%, 12/01/22 (e)	50,748
25,000	Antero Resources Finance Corp., 5.375%, 11/01/21	24,375
61,000	Aramark Services, Inc., 5.750%, 03/15/20	63,440
15,000	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	15,075
65,000	Ashland, Inc., 4.750%, 08/15/22	66,105
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
25,000	4.750%, 11/15/21	25,063
20,000	5.875%, 08/01/23	20,200
	Audatex North America, Inc.,
17,000	6.000%, 06/15/21 (e)	17,680
4,000	6.125%, 11/01/23 (e)	4,170
	Avaya, Inc.,
25,000	7.000%, 04/01/19 (e)	24,281
22,000	10.500%, 03/01/21 (e)	18,013
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
40,000	5.125%, 06/01/22 (e)	40,100
5,000	5.500%, 04/01/23 (e)	5,100
15,000	Axiall Corp., 4.875%, 05/15/23	14,625
15,000	Ball Corp., 6.750%, 09/15/20	15,585
	Belden, Inc.,
3,000	5.250%, 07/15/24 (e)	2,895
1,000	5.500%, 09/01/22 (e)	995
15,000	Berry Plastics Corp., 5.500%, 05/15/22	15,338
	Biomet, Inc.,
45,000	6.500%, 08/01/20	47,981
5,000	6.500%, 10/01/20	5,286
12,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	11,880
15,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	14,691
10,000	Briggs & Stratton Corp., 6.875%, 12/15/20	10,775
	Building Materials Corp. of America,
11,000	5.375%, 11/15/24 (e)	11,165
20,000	6.750%, 05/01/21 (e)	21,400
48,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	50,280
	Cablevision Systems Corp.,
25,000	5.875%, 09/15/22	25,438
4,000	7.750%, 04/15/18	4,380
50,000	8.000%, 04/15/20	56,375
	California Resources Corp.,
10,000	5.000%, 01/15/20 (e)	8,625
40,000	5.500%, 09/15/21 (e)	33,600
12,000	6.000%, 11/15/24 (e)	9,765
	Calpine Corp.,
4,000	5.375%, 01/15/23	4,040
20,000	5.500%, 02/01/24	20,025
7,000	5.750%, 01/15/25	7,140
4,000	5.875%, 01/15/24 (e)	4,260
50,000	6.000%, 01/15/22 (e)	53,625
10,000	Cardtronics, Inc., 5.125%, 08/01/22 (e)	9,750
20,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	20,100
	CCO Holdings LLC/CCO Holdings Capital Corp.,
15,000	5.125%, 02/15/23	14,700
15,000	5.250%, 09/30/22	15,056
68,000	6.500%, 04/30/21	71,570
10,000	8.125%, 04/30/20	10,525
	CCOH Safari LLC,
4,000	5.500%, 12/01/22	4,055
26,000	5.750%, 12/01/24	26,358

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	CDW LLC/CDW Finance Corp.,
5,000	5.500%, 12/01/24	5,038
4,000	6.000%, 08/15/22	4,200
4,000	8.500%, 04/01/19	4,206
5,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 06/01/24 (e)	5,050
15,000	Celanese US Holdings LLC, 4.625%, 11/15/22	14,963
7,000	Centene Corp., 4.750%, 05/15/22	7,105
	Cenveo Corp.,
10,000	6.000%, 08/01/19 (e)	9,475
5,000	8.500%, 09/15/22 (e)	4,088
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
2,000	5.125%, 12/15/21 (e)	1,955
9,000	5.125%, 12/15/21 (e)	8,798
15,000	CF Industries, Inc., 7.125%, 05/01/20	18,173
	Chesapeake Energy Corp.,
46,000	4.875%, 04/15/22	45,368
30,000	6.125%, 02/15/21	31,650
5,000	Choice Hotels International, Inc., 5.750%, 07/01/22	5,363
200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	222,500
	CHS/Community Health Systems, Inc.,
5,000	5.125%, 08/15/18	5,178
5,000	5.125%, 08/01/21	5,194
26,000	6.875%, 02/01/22	27,615
8,000	7.125%, 07/15/20	8,520
30,000	8.000%, 11/15/19	31,950
5,000	Cimarex Energy Co., 4.375%, 06/01/24	4,748
25,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	26,297
68,000	Cinemark USA, Inc., 5.125%, 12/15/22	67,660
	CIT Group, Inc.,
2,000	3.875%, 02/19/19	1,995
70,000	5.000%, 08/15/22	73,588
55,000	5.375%, 05/15/20	58,712
19,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	18,430
	Claire’s Stores, Inc.,
9,000	6.125%, 03/15/20 (e)	7,695
17,000	8.875%, 03/15/19	11,985
26,000	9.000%, 03/15/19 (e)	24,310
	Clear Channel Worldwide Holdings, Inc.,
5,000	6.500%, 11/15/22	5,100
75,000	Series B, 6.500%, 11/15/22	77,344
5,000	Series A, 7.625%, 03/15/20	5,200
50,000	Series B, 7.625%, 03/15/20	52,750
	Clearwater Paper Corp.,
10,000	4.500%, 02/01/23	9,750
11,000	5.375%, 02/01/25 (e)	11,055
8,000	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	9,600
14,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	8,085
25,000	Coeur Mining, Inc., 7.875%, 02/01/21	21,375
40,000	Commercial Metals Co., 4.875%, 05/15/23	37,800
	CommScope, Inc.,
5,000	5.000%, 06/15/21 (e)	4,813
25,000	5.500%, 06/15/24 (e)	24,156
	Concho Resources, Inc.,
50,000	6.500%, 01/15/22	52,000
40,000	7.000%, 01/15/21	42,100
	CONSOL Energy, Inc.,
30,000	5.875%, 04/15/22	26,025
5,000	6.375%, 03/01/21	4,825
10,000	8.250%, 04/01/20	10,038
	Constellation Brands, Inc.,
3,000	4.750%, 11/15/24	3,143
60,000	6.000%, 05/01/22	67,800
22,430	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	23,664
38,035	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	42,219
8,000	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	7,900
45,000	Covanta Holding Corp., 6.375%, 10/01/22	48,038
9,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	8,753
30,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	31,650
	Crown Castle International Corp.,
3,000	4.875%, 04/15/22	3,039
28,000	5.250%, 01/15/23	28,700
6,000	CSC Holdings LLC, 6.750%, 11/15/21	6,720
5,000	Darling Ingredients, Inc., 5.375%, 01/15/22	4,988

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	DaVita HealthCare Partners, Inc.,
18,000	5.125%, 07/15/24	18,500
20,000	5.750%, 08/15/22	21,200
30,000	6.625%, 11/01/20	31,575
25,000	Delphi Corp., 6.125%, 05/15/21	27,156
8,000	Deluxe Corp., 7.000%, 03/15/19	8,322
33,000	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	35,310
	DISH DBS Corp.,
15,000	5.875%, 07/15/22	15,150
83,000	5.875%, 11/15/24 (e)	83,415
58,000	6.750%, 06/01/21	63,002
5,000	7.875%, 09/01/19	5,675
8,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,480
5,000	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	4,975
30,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	34,463
5,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	5,187
4,000	Dycom Investments, Inc., 7.125%, 01/15/21	4,160
	Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
10,000	6.750%, 11/01/19 (e)	10,275
10,000	7.375%, 11/01/22 (e)	10,325
5,000	7.625%, 11/01/24 (e)	5,150
25,000	Dynegy, Inc., 5.875%, 06/01/23	23,750
	E*TRADE Financial Corp.,
10,000	5.375%, 11/15/22	10,500
10,000	6.375%, 11/15/19	10,700
20,000	Eagle Spinco, Inc., 4.625%, 02/15/21	19,750
114,000	Embarq Corp., 7.995%, 06/01/36	131,670
30,000	Emdeon, Inc., 11.000%, 12/31/19	32,737
13,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	13,195
10,000	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	10,475
	Energy Transfer Equity LP,
52,000	5.875%, 01/15/24	53,960
60,000	7.500%, 10/15/20	66,762
2,000	Entegris, Inc., 6.000%, 04/01/22 (e)	2,020
11,000	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	11,165
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	6.875%, 05/01/19	4,050
22,000	7.750%, 09/01/22	20,872
48,000	9.375%, 05/01/20	48,360
	Equinix, Inc.,
4,000	5.375%, 01/01/22	4,140
3,000	5.750%, 01/01/25	3,120
15,000	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	15,937
	First Data Corp.,
13,000	6.750%, 11/01/20 (e)	13,910
14,000	7.375%, 06/15/19 (e)	14,682
20,000	8.250%, 01/15/21 (e)	21,325
4,000	10.625%, 06/15/21	4,530
27,000	11.750%, 08/15/21	31,084
25,000	12.625%, 01/15/21	29,656
7,000	8.750% (cash), 01/15/22 (e)(v)	7,525
	Freescale Semiconductor, Inc.,
5,000	5.000%, 05/15/21 (e)	5,112
22,000	6.000%, 01/15/22 (e)	23,320
	Fresenius Medical Care US Finance II, Inc.,
5,000	4.125%, 10/15/20 (e)	5,131
5,000	4.750%, 10/15/24 (e)	5,263
10,000	5.875%, 01/31/22 (e)	11,162
	Fresenius Medical Care US Finance, Inc.,
15,000	5.750%, 02/15/21 (e)	16,575
25,000	6.500%, 09/15/18 (e)	27,625
	Frontier Communications Corp.,
2,000	6.250%, 09/15/21	2,060
56,000	6.875%, 01/15/25	56,770
5,000	8.500%, 04/15/20	5,625
29,000	9.250%, 07/01/21	33,472
15,000	FTI Consulting, Inc., 6.750%, 10/01/20	15,731
	Gannett Co., Inc.,
5,000	4.875%, 09/15/21 (e)	5,000
25,000	5.500%, 09/15/24 (e)	25,250
20,000	6.375%, 10/15/23	21,300
	General Motors Co.,
25,000	3.500%, 10/02/18	25,625
7,000	4.000%, 04/01/25	7,165
7,000	Genesis Energy LP, 5.625%, 06/15/24	6,335

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Genesis Energy LP/Genesis Energy Finance Corp.,
50,000	5.750%, 02/15/21	47,125
16,000	7.875%, 12/15/18	16,320
	GenOn Energy, Inc.,
40,000	7.875%, 06/15/17	39,200
3,000	9.875%, 10/15/20	2,910
3,000	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	2,940
20,000	Goodman Networks, Inc., 12.125%, 07/01/18	20,300
5,000	Graphic Packaging International, Inc., 4.750%, 04/15/21	5,150
30,000	Gray Television, Inc., 7.500%, 10/01/20	30,825
25,000	Greif, Inc., 6.750%, 02/01/17	26,875
6,000	Griffon Corp., 5.250%, 03/01/22	5,760
4,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,290
20,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	19,050
	H.J. Heinz Co.,
40,000	4.250%, 10/15/20	40,325
10,000	4.875%, 02/15/25 (e)	10,025
5,000	Halyard Health, Inc., 6.250%, 10/15/22 (e)	5,100
19,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	18,430
	Harland Clarke Holdings Corp.,
5,000	9.250%, 03/01/21 (e)	4,762
15,000	9.750%, 08/01/18 (e)	15,975
5,000	HCA Holdings, Inc., 6.250%, 02/15/21	5,425
	HCA, Inc.,
4,000	3.750%, 03/15/19	4,040
20,000	4.250%, 10/15/19	20,575
5,000	4.750%, 05/01/23	5,238
6,000	5.000%, 03/15/24	6,420
10,000	5.250%, 04/15/25	10,900
26,000	5.375%, 02/01/25	26,715
30,000	5.875%, 03/15/22	33,450
5,000	5.875%, 05/01/23	5,425
50,000	6.500%, 02/15/20	56,250
17,000	7.500%, 02/15/22	19,922
5,000	8.000%, 10/01/18	5,800
	HD Supply, Inc.,
10,000	5.250%, 12/15/21 (e)	10,300
18,000	7.500%, 07/15/20	18,855
4,000	Headwaters, Inc., 7.250%, 01/15/19	4,180
15,000	HealthSouth Corp., 5.750%, 11/01/24	15,487
35,000	Hecla Mining Co., 6.875%, 05/01/21	31,150
	Hertz Corp. (The),
10,000	6.750%, 04/15/19	10,300
22,000	7.375%, 01/15/21	23,208
35,000	Hexion U.S. Finance Corp., 6.625%, 04/15/20	32,878
	Hiland Partners LP/Hiland Partners Finance Corp.,
28,000	5.500%, 05/15/22 (e)	29,050
24,000	7.250%, 10/01/20 (e)	25,800
	Hilcorp Energy I LP/Hilcorp Finance Co.,
14,000	5.000%, 12/01/24 (e)	12,600
50,000	7.625%, 04/15/21 (e)	50,750
25,000	8.000%, 02/15/20 (e)	25,500
20,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	21,100
25,000	Hologic, Inc., 6.250%, 08/01/20	26,094
20,000	Huntsman International LLC, 4.875%, 11/15/20	20,075
65,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	68,087
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	40,900
2,000	iGATE Corp., 4.750%, 04/15/19	2,004
	iHeartCommunications, Inc.,
80,000	9.000%, 12/15/19	78,000
5,000	9.000%, 03/01/21	4,850
15,000	IHS, Inc., 5.000%, 11/01/22 (e) (m)	15,122
8,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	8,040
20,000	Ingles Markets, Inc., 5.750%, 06/15/23	20,200
	International Lease Finance Corp.,
60,000	4.625%, 04/15/21	61,800
111,000	8.250%, 12/15/20	136,252
10,000	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,375
4,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	4,140
22,000	Iron Mountain, Inc., 5.750%, 08/15/24	22,275
30,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	31,725
2,000	J.C. Penney Corp., Inc., 8.125%, 10/01/19	1,820
	JBS USA LLC/JBS USA Finance, Inc.,
11,000	5.875%, 07/15/24 (e)	10,620
65,000	7.250%, 06/01/21 (e)	66,182

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
75,000	8.250%, 02/01/20 (e)	78,966
15,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	12,825
	K. Hovnanian Enterprises, Inc.,
2,000	7.000%, 01/15/19 (e)	1,860
2,000	7.250%, 10/15/20 (e)	2,055
15,000	9.125%, 11/15/20 (e)	15,712
10,000	11.875%, 10/15/15	10,500
14,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	14,165
60,000	L Brands, Inc., 5.625%, 02/15/22	65,100
30,000	Lamar Media Corp., 5.875%, 02/01/22	31,200
15,000	Landry’s, Inc., 9.375%, 05/01/20 (e)	16,125
22,000	Lear Corp., 8.125%, 03/15/20	23,023
	Lennar Corp.,
15,000	4.500%, 06/15/19	15,150
10,000	6.950%, 06/01/18	10,850
5,000	Series B, 12.250%, 06/01/17	6,000
15,000	Level 3 Communications, Inc., 5.750%, 12/01/22 (e)	15,112
46,000	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	46,690
	Level 3 Financing, Inc.,
4,000	5.625%, 02/01/23 (e)	4,069
19,000	6.125%, 01/15/21	19,712
36,000	7.000%, 06/01/20	38,340
35,000	8.125%, 07/01/19	37,144
5,000	VAR, 3.826%, 01/15/18	5,025
26,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	30,550
9,000	LifePoint Hospitals, Inc., 5.500%, 12/01/21	9,461
20,000	LIN Television Corp., 5.875%, 11/15/22 (e)	20,100
10,000	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	9,987
10,000	Louisiana-Pacific Corp., 7.500%, 06/01/20	10,650
6,000	M/I Homes, Inc., 8.625%, 11/15/18	6,240
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
18,000	4.500%, 07/15/23	17,820
15,000	4.875%, 12/01/24	15,075
12,000	6.500%, 08/15/21	12,600
9,000	6.750%, 11/01/20	9,450
48,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	45,360
4,000	Masco Corp., 5.950%, 03/15/22	4,458
15,000	MasTec, Inc., 4.875%, 03/15/23	13,950
5,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21	5,012
	Mercer International, Inc.,
3,000	7.000%, 12/01/19 (e)	3,060
15,000	7.750%, 12/01/22 (e)	15,412
17,000	Meritage Homes Corp., 7.000%, 04/01/22	17,935
	MGM Resorts International,
70,000	6.000%, 03/15/23	70,700
50,000	7.750%, 03/15/22	55,375
2,000	8.625%, 02/01/19	2,255
45,000	11.375%, 03/01/18	53,662
	Micron Technology, Inc.,
8,000	5.500%, 02/01/25 (e)	8,040
17,000	5.875%, 02/15/22 (e)	17,850
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,225
	Momentive Performance Materials, Inc.,
10,000	3.880%, 10/24/21	8,625
10,000	8.875%, 10/15/20 (d) (i)	—
3,000	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	3,120
30,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	31,125
6,000	MSCI, Inc., 5.250%, 11/15/24 (e)	6,255
20,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	21,650
4,000	Murphy Oil U.S.A., Inc., 6.000%, 08/15/23	4,230
2,000	Mustang Merger Corp., 8.500%, 08/15/21 (e)	1,950
13,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	13,422
18,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	15,480
	Navient Corp.,
4,000	7.250%, 01/25/22	4,350
26,000	8.000%, 03/25/20	28,860
13,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21 (e)	12,317
	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
15,000	7.375%, 01/15/22 (e)	13,350
5,000	8.125%, 02/15/19	3,950
30,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	28,650

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
4,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	4,070
10,000	NCR Corp., 6.375%, 12/15/23	10,450
15,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	15,525
20,000	Netflix, Inc., 5.750%, 03/01/24 (e)	20,700
15,000	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20 (e)	15,656
	New Albertsons, Inc.,
2,000	Series C, 6.625%, 06/01/28	1,650
15,000	8.000%, 05/01/31	13,950
1,000	8.700%, 05/01/30	980
	Newfield Exploration Co.,
50,000	5.625%, 07/01/24	49,375
10,000	5.750%, 01/30/22	9,875
	Nexstar Broadcasting, Inc.,
10,000	6.125%, 02/15/22 (e)	10,025
25,000	6.875%, 11/15/20	26,031
2,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	1,900
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,010
30,000	NII Capital Corp., 7.625%, 04/01/21 (d)	6,675
	NRG Energy, Inc.,
10,000	6.250%, 05/01/24	9,975
11,000	6.625%, 03/15/23	11,413
13,000	7.875%, 05/15/21	13,942
30,000	8.250%, 09/01/20	31,800
10,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,100
20,000	Olin Corp., 5.500%, 08/15/22	20,050
	Omnicare, Inc.,
10,000	4.750%, 12/01/22	10,350
10,000	5.000%, 12/01/24	10,400
4,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,180
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
8,000	5.250%, 02/15/22 (e)	8,280
35,000	5.625%, 02/15/24 (e)	36,575
5,000	5.875%, 03/15/25 (e)	5,175
	Owens-Brockway Glass Container, Inc.,
5,000	5.000%, 01/15/22 (e)	5,194
5,000	5.375%, 01/15/25 (e)	5,225
30,000	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	31,575
20,000	Parker Drilling Co., 6.750%, 07/15/22	14,400
32,000	Peabody Energy Corp., 6.250%, 11/15/21	24,000
	Pinnacle Entertainment, Inc.,
17,000	6.375%, 08/01/21	17,425
10,000	8.750%, 05/15/20	10,500
	PolyOne Corp.,
25,000	5.250%, 03/15/23	25,375
25,000	7.375%, 09/15/20	26,500
20,000	Post Holdings, Inc., 6.750%, 12/01/21 (e)	19,550
5,000	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	4,887
5,000	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	5,100
11,000	PSPC Escrow Corp., 6.500%, 02/01/22 (e)	11,220
15,000	PVH Corp., 4.500%, 12/15/22	15,000
	QEP Resources, Inc.,
65,000	5.375%, 10/01/22	62,075
20,000	6.875%, 03/01/21	20,600
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	9,500
	Qwest Capital Funding, Inc.,
7,000	6.875%, 07/15/28	7,035
21,000	7.750%, 02/15/31	21,525
36,000	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	39,960
5,000	Radio One, Inc., 9.250%, 02/15/20 (e)	4,594
22,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	21,670
	Range Resources Corp.,
20,000	5.000%, 03/15/23	19,700
10,000	6.750%, 08/01/20	10,400
15,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	15,919
50,000	Regal Entertainment Group, 5.750%, 03/15/22	49,687
	Regency Energy Partners LP/Regency Energy Finance Corp.,
25,000	5.000%, 10/01/22	26,125
20,000	5.500%, 04/15/23	20,900
9,000	5.875%, 03/01/22	9,855
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
15,000	5.750%, 10/15/20	15,337
100,000	7.875%, 08/15/19	105,625
100,000	8.250%, 02/15/21	101,625

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Rite Aid Corp.,
5,000	6.750%, 06/15/21	5,225
10,000	9.250%, 03/15/20	10,975
15,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	15,900
15,000	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	14,550
3,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22	2,880
	Rosetta Resources, Inc.,
50,000	5.625%, 05/01/21	47,125
8,000	5.875%, 06/01/22	7,520
15,000	5.875%, 06/01/24	13,687
100,000	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	100,500
5,000	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	5,325
25,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	26,750
5,000	Sanmina Corp., 4.375%, 06/01/19 (e)	4,925
8,000	SBA Communications Corp., 4.875%, 07/15/22 (e)	7,780
	Scientific Games International, Inc.,
20,000	7.000%, 01/01/22 (e)	20,225
25,000	10.000%, 12/01/22 (e)	22,937
	Sealed Air Corp.,
5,000	4.875%, 12/01/22 (e)	5,100
25,000	5.125%, 12/01/24 (e)	25,656
16,000	SemGroup Corp., 7.500%, 06/15/21	15,920
25,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	24,937
	Service Corp. International,
20,000	7.000%, 06/15/17	21,700
10,000	8.000%, 11/15/21	11,825
40,000	SESI LLC, 7.125%, 12/15/21	40,100
20,000	Seventy Seven Operating LLC, 6.625%, 11/15/19	14,500
15,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	16,725
5,000	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	4,750
	Sinclair Television Group, Inc.,
10,000	5.375%, 04/01/21	10,025
55,000	5.625%, 08/01/24 (e)	54,312
15,000	6.125%, 10/01/22	15,450
5,000	6.375%, 11/01/21	5,175
	Sirius XM Radio, Inc.,
11,000	4.250%, 05/15/20 (e)	10,725
4,000	4.625%, 05/15/23 (e)	3,750
4,000	5.750%, 08/01/21 (e)	4,100
33,000	6.000%, 07/15/24 (e)	33,907
7,000	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	5,845
20,000	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	20,250
	SM Energy Co.,
8,000	5.000%, 01/15/24	7,180
45,000	6.500%, 01/01/23	44,100
40,000	6.625%, 02/15/19	40,000
	Smithfield Foods, Inc.,
10,000	5.250%, 08/01/18 (e)	10,200
50,000	5.875%, 08/01/21 (e)	51,375
50,000	6.625%, 08/15/22	53,000
7,000	7.750%, 07/01/17	7,796
	Spectrum Brands, Inc.,
14,000	6.125%, 12/15/24 (e)	14,595
40,000	6.625%, 11/15/22	42,700
15,000	6.750%, 03/15/20	15,787
10,000	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	10,175
	Sprint Capital Corp.,
5,000	6.875%, 11/15/28	4,600
77,000	6.900%, 05/01/19	78,251
28,000	8.750%, 03/15/32	28,630
50,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	54,500
	Sprint Corp.,
36,000	7.125%, 06/15/24	35,010
4,000	7.250%, 09/15/21	3,994
20,000	7.875%, 09/15/23	20,275
	Standard Pacific Corp.,
4,000	5.875%, 11/15/24	3,970
15,000	8.375%, 01/15/21	16,875
30,000	Station Casinos LLC, 7.500%, 03/01/21	31,500
50,000	Steel Dynamics, Inc., 5.250%, 04/15/23	51,000
10,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	9,850

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5,000	5.500%, 08/15/22	4,813
11,000	7.500%, 07/01/21	11,577
15,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	15,450
20,000	SUPERVALU, Inc., 7.750%, 11/15/22	20,650
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
20,000	5.000%, 01/15/18 (e)	20,396
25,000	6.875%, 02/01/21	26,187
4,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	4,180
	Teleflex, Inc.,
10,000	5.250%, 06/15/24 (e)	10,100
60,000	6.875%, 06/01/19	62,400
	Tenet Healthcare Corp.,
15,000	4.375%, 10/01/21	14,981
13,000	4.500%, 04/01/21	13,130
5,000	4.750%, 06/01/20	5,125
6,000	5.000%, 03/01/19 (e)	6,015
30,000	5.500%, 03/01/19 (e)	30,488
4,000	6.000%, 10/01/20	4,330
5,000	6.250%, 11/01/18	5,431
20,000	6.750%, 02/01/20	21,100
23,000	8.000%, 08/01/20	24,265
30,000	8.125%, 04/01/22	33,825
4,000	Tenneco, Inc., 5.375%, 12/15/24	4,160
9,000	TerraForm Power Operating LLC, 5.875%, 02/01/23	9,191
2,000	Tesoro Corp., 5.125%, 04/01/24	1,985
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,000	5.500%, 10/15/19 (e)	6,082
10,000	5.875%, 10/01/20	10,200
25,000	6.125%, 10/15/21	25,375
6,000	6.250%, 10/15/22 (e)	6,090
	T-Mobile USA, Inc.,
3,000	5.250%, 09/01/18	3,105
6,000	6.000%, 03/01/23	6,135
10,000	6.125%, 01/15/22	10,288
10,000	6.250%, 04/01/21	10,325
6,000	6.375%, 03/01/25	6,105
2,000	6.464%, 04/28/19	2,072
24,000	6.500%, 01/15/24	24,900
14,000	6.625%, 11/15/20	14,556
24,000	6.625%, 04/01/23	24,900
10,000	6.633%, 04/28/21	10,383
7,000	6.731%, 04/28/22	7,254
22,000	6.836%, 04/28/23	22,935
2,000	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,245
15,000	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	15,300
10,000	Tutor Perini Corp., 7.625%, 11/01/18	10,363
26,707	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	27,442
10,000	U.S. Concrete, Inc., 8.500%, 12/01/18	10,575
	Unifrax I LLC/Unifrax Holding Co.,
12,000	7.500%, 02/15/19 (e)	11,940
50,000	Unit Corp., 6.625%, 05/15/21	47,000
	United Rentals North America, Inc.,
45,000	5.750%, 11/15/24	45,675
48,000	6.125%, 06/15/23	49,860
35,000	United Surgical Partners International, Inc., 9.000%, 04/01/20	37,450
	Universal Health Services, Inc.,
2,000	3.750%, 08/01/19 (e)	2,022
2,000	4.750%, 08/01/22 (e)	2,053
	Univision Communications, Inc.,
25,000	5.125%, 05/15/23 (e)	25,938
128,000	6.750%, 09/15/22 (e)	139,200
5,000	8.500%, 05/15/21 (e)	5,362
65,000	USG Corp., 6.300%, 11/15/16	67,925
10,000	USI, Inc., 7.750%, 01/15/21 (e)	9,762
6,000	VeriSign, Inc., 4.625%, 05/01/23	5,963
6,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	6,338
30,000	Vulcan Materials Co., 7.500%, 06/15/21	35,475
10,000	VWR Funding, Inc., 7.250%, 09/15/17	10,464
	W.R. Grace & Co.-Conn,
5,000	5.125%, 10/01/21 (e)	5,200
2,000	5.625%, 10/01/24 (e)	2,145
7,000	WCI Communities, Inc., 6.875%, 08/15/21	6,983
8,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	8,160
12,000	West Corp., 5.375%, 07/15/22 (e)	11,490
10,000	Whiting Petroleum Corp., 5.000%, 03/15/19	9,575
30,000	Windstream Corp., 7.875%, 11/01/17	32,363

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
15,000	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	15,956
30,000	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	27,038
	WPX Energy, Inc.,
4,000	5.250%, 01/15/17	4,030
47,000	5.250%, 09/15/24	43,710
65,000	6.000%, 01/15/22	63,050
40,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	40,800
	Zayo Group LLC/Zayo Capital, Inc.,
20,000	6.000%, 04/01/23 (e)	20,050
22,000	8.125%, 01/01/20	23,320
3,000	10.125%, 07/01/20	3,368
16,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	17,160

		11,033,544

	Total Corporate Bonds (Cost $12,568,096)	12,557,418

Foreign Government Securities — 13.0%
	Finland — 1.7%
EUR 1,372,000	Republic of Finland, Reg. S, 2.750%, 07/04/28 (e) (m)	1,966,508

	France — 0.3%
EUR 300,000	France Government Bond OAT, 1.750%, 11/25/24 (m)	377,544

	Germany — 6.4%
	Bundesrepublik Deutschland,
EUR 2,064,000	2.250%, 09/04/21 (m)	2,674,868
EUR 3,575,000	3.500%, 07/04/19 (m)	4,686,756

		7,361,624

	Italy — 1.5%
EUR 1,162,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22 (m)	1,707,325

	United Kingdom — 3.1%
	United Kingdom Gilt,
GBP 787,900	2.000%, 01/22/16 (m)	1,205,574
GBP 768,200	4.750%, 09/07/15 (m)	1,187,517
GBP 747,800	8.000%, 12/07/15 (m)	1,199,276

		3,592,367

	Total Foreign Government Securities (Cost $16,177,605)	15,005,368

PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — 0.2%
	Singapore — 0.0% (g)
3,980	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	3,971

	United States — 0.2%
4,950	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	4,944
5,563	Axalta Coating Systems US Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	5,445
5,925	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	5,927
59,843	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	59,750
48,775	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	47,211
30,420	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20	29,719
5,000	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	5,009
4,524	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	4,481
7,756	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	7,490

		169,976

	Total Loan Assignments (Cost 175,946)	173,947

NUMBER OF CONTRACTS
Options Purchased — 0.2%
	United States — 0.2%
	Call Options Purchased: — 0.2%
32	S&P 500 Index, Expiring 06/19/15 at 2,050 USD, European Style (a)	163,520

	Total Options Purchased (Cost $186,656)	163,520

PRINCIPAL AMOUNT
Preferred Securities — 0.0% (g) (x)
	United States — 0.0% (g)
30,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 @	32,115
15,000	Citigroup, Inc., VAR, 5.950%, 01/30/23 @	14,981

	Total Preferred Securities (Cost $40,909)	47,096

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.6%
	Brazil — 0.1%
8,530	Itau Unibanco Holding S.A.	104,589
13,220	Marcopolo S.A.	13,204

		117,793

	Cayman Islands — 0.0% (g)
10	XLIT Ltd., Series D, VAR, 3.373%, 03/02/15 @	8,225

	Germany — 0.4%
2,935	Henkel AG & Co. KGaA	336,035
741	Volkswagen AG	165,308

		501,343

	United States — 0.1%
30	Ally Financial, Inc., Series G, 7.000%, 03/04/15 (e) @	30,151
625	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	16,437

		46,588

	Total Preferred Stocks (Cost $683,049)	673,949

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 7.9%
5,700,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44 (m)	7,100,876
2,095,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (m)	2,098,765

	Total U.S. Treasury Obligations (Cost $8,600,086)	9,199,641

SHARES
Short-Term Investment — 5.6%
	Investment Company — 5.6%
6,523,999	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $6,523,999)	6,523,999

	Total Investments — 96.4% (Cost $111,689,659)	111,701,996
	Other Assets in Excess of Liabilities — 3.6% (c)	4,207,497

	NET ASSETS — 100.0%	$115,909,493

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	13.4%
Asset-Backed Securities	8.0
Non-Agency CMO	6.5
U.S. Treasury Bonds	6.4
Banks	5.8
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.5
Insurance	2.6
Media	2.3
Automobiles	2.0
U.S. Treasury Notes	1.9
Food Products	1.6
Diversified Telecommunication Services	1.4
Specialty Retail	1.4
Metals & Mining	1.4
Food & Staples Retailing	1.4
Chemicals	1.3
Health Care Providers & Services	1.2
Internet Software & Services	1.2
IT Services	1.2
Capital Markets	1.2
Hotels, Restaurants & Leisure	1.1
Beverages	1.1
Wireless Telecommunication Services	1.0
Biotechnology	1.0
Semiconductors & Semiconductor Equipment	1.0
Others (each less than 1.0%)	19.4
Short-Term Investments	5.8

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	Euro-BTP Italian Government Bond	03/06/15	1,561,547	(16,587)
39	TOPIX Index	03/12/15	4,697,735	138,196
21	Australian Government 10 Year Bond	03/16/15	2,154,487	74,662
144	10 Year U.S. Treasury Note	03/20/15	18,846,000	575,392
22	E-mini Russell 2000	03/20/15	2,554,640	7,481
186	E-mini S&P 500	03/20/15	18,492,120	(299,029)
3	Euro STOXX 50 Index	03/20/15	113,531	12,044
47	Ultra Long Term U.S. Treasury Bond	03/20/15	8,410,062	857,342
	Short Futures Outstanding
(10)	Euro Bund	03/06/15	(1,801,107)	(35,295)
(10)	Dow Jones Euro STOXX 50 Index	03/20/15	(378,437)	(3,979)
(34)	FTSE 100 Index	03/20/15	(3,434,196)	(119,874)
(71)	Mini MSCI Emerging Markets Index	03/20/15	(3,377,825)	(82,229)
(46)	Ultra Long Term U.S. Treasury Bond	03/20/15	(8,231,125)	(819,664)
(23)	2 Year U.S. Treasury Note	03/31/15	(5,054,610)	(19,610)
(131)	5 Year U.S. Treasury Note	03/31/15	(15,896,031)	(307,665)

				$(38,815)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,045,585	EUR	Standard Chartered Bank	03/26/15	2,547,689	2,312,568	(235,121)
805,236	GBP	Deutsche Bank AG	03/26/15	1,223,829	1,212,418	(11,411)
				3,771,518	3,524,986	(246,532)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
24,600	AUD	Citibank, N.A.	03/26/15	19,981	19,087	894
34,256	AUD	Credit Suisse International	03/26/15	27,937	26,579	1,358
1,553,732	AUD	HSBC Bank, N.A.	03/26/15	1,205,979	1,205,514	465
38,299	AUD	Standard Chartered Bank	03/26/15	31,033	29,715	1,318
1,782,246	CHF	HSBC Bank, N.A.	03/26/15	1,942,503	1,946,174	(3,671)
2,713,522	DKK	HSBC Bank, N.A.	03/26/15	411,904	412,743	(839)
3,289	EUR	Citibank, N.A.	03/26/15	4,036	3,719	317
61,287	EUR	Credit Suisse International	03/26/15	73,057	69,286	3,771
9,755,369	EUR	Goldman Sachs International	03/26/15	12,160,338	11,028,606	1,131,732
6,584,727	EUR	HSBC Bank, N.A.	03/26/15	7,433,749	7,444,143	(10,394)
77,095	EUR	Royal Bank of Canada	03/26/15	86,959	87,157	(198)
2,052,872	EUR	Societe Generale	03/26/15	2,426,215	2,320,805	105,410
306,395	EUR	Standard Chartered Bank	03/26/15	369,479	346,385	23,094
33,412	EUR	Union Bank of Switzerland AG	03/26/15	41,552	37,773	3,779
19,849	GBP	Citibank, N.A.	03/26/15	31,153	29,886	1,267
1,745,884	GBP	Deutsche Bank AG	03/26/15	2,732,480	2,628,722	103,758
1,476,964	GBP	Goldman Sachs International	03/26/15	2,291,156	2,223,818	67,338
3,367,108	GBP	HSBC Bank, N.A.	03/26/15	5,055,268	5,069,746	(14,478)
4,845,203	HKD	HSBC Bank, N.A.	03/26/15	624,877	624,975	(98)
586,621,108	JPY	HSBC Bank, N.A.	03/26/15	4,996,679	4,998,454	(1,775)
1,816,450	NOK	HSBC Bank, N.A.	03/26/15	234,036	234,777	(741)
77,060	NZD	HSBC Bank, N.A.	03/26/15	55,651	55,777	(126)
4,354,176	SEK	HSBC Bank, N.A.	03/26/15	526,582	526,487	95
155,329	SGD	HSBC Bank, N.A.	03/26/15	114,678	114,715	(37)
				42,897,282	41,485,043	1,412,239

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2015. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2015.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Securities has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(u)	—	Security represents the underlying bond on an inverse floating rate security.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of January 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $27,699,557 and 24.8%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,926,925
Aggregate gross unrealized depreciation	(3,914,588)

Net unrealized appreciation/depreciation	12,337

Federal income tax cost of investments	111,689,659

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$—	$8,908,306	$8,908,306
Collateralized Mortgage Obligations
Non-Agency CMO	—	7,287,495	—	7,287,495
Common Stocks
Australia	—	1,164,676	—	1,164,676
Belgium	—	198,923	—	198,923
Bermuda	92,562	—	—	92,562
Brazil	631,684	—	—	631,684
Canada	261,561	—	—	261,561
Chile	63,784	—	—	63,784
China	281,254	646,004	—	927,258
Denmark	—	452,796	—	452,796
Finland	—	217,151	—	217,151
France	—	2,622,647	—	2,622,647
Germany	—	2,127,240	—	2,127,240
Hong Kong	270,269	1,056,508	—	1,326,777
India	1,141,648	37,789	—	1,179,437
Indonesia	—	363,444	—	363,444
Ireland	112,826	190,863	—	303,689
Italy	—	492,582	—	492,582
Japan	—	4,998,259	—	4,998,259
Luxembourg	—	76,286	—	76,286
Malaysia	—	59,940	—	59,940
Mexico	225,156	—	—	225,156
Netherlands	166,296	578,046	—	744,342
New Zealand	—	100,396	—	100,396
Norway	—	284,163	—	284,163
Panama	43,004	—	—	43,004
Peru	129,708	—	—	129,708
Portugal	—	73,173	—	73,173
Russia	51,713	278,076	—	329,789
Singapore	118,621	160,376	—	278,997
South Africa	—	1,286,293	—	1,286,293
South Korea	—	383,403	—	383,403
Spain	—	639,995	—	639,995
Sweden	—	567,567	—	567,567
Switzerland	306,618	1,708,187	—	2,014,805
Taiwan	353,367	257,371	—	610,738
Thailand	282,948	101,397	—	384,345
Turkey	—	230,458	—	230,458
United Kingdom	5,294	4,990,834	—	4,996,128
United States	20,278,101	—	—	20,278,101

Total Common Stocks	24,816,414	26,344,843	—	51,161,257

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Australia	$—	$46,250	$—	$46,250
Bahamas	—	27,540	—	27,540
Bermuda	—	36,255	—	36,255
Canada	—	534,161	—	534,161
Cayman Islands	—	14,665	—	14,665
France	—	210,530	—	210,530
Liberia	—	17,175	—	17,175
Luxembourg	—	426,575	—	426,575
Netherlands	—	29,830	—	29,830
Singapore	—	15,387	—	15,387
United Kingdom	—	165,506	—	165,506
United States	—	10,940,219	93,325	11,033,544

Total Corporate Bonds	—	12,464,093	93,325	12,557,418

Foreign Government Securities	—	15,005,368	—	15,005,368
Loan Assignments
Singapore	—	3,971	—	3,971
United States	—	169,976	—	169,976

Total Loan Assignments	—	173,947	—	173,947

Options Purchased
Call Option Purchased	163,520	—	—	163,520
Preferred Securities
United States	—	47,096	—	47,096
Preferred Stocks
Brazil	117,793	—	—	117,793
Cayman Islands	—	8,225	—	8,225
Germany	—	501,343	—	501,343
United States	16,437	30,151	—	46,588

Total Preferred Stocks	134,230	539,719	—	673,949

U.S. Treasury Obligations	—	9,199,641	—	9,199,641
Short-Term Investment
Investment Company	6,523,999	—	—	6,523,999

Total Investments in Securities	$31,638,163	$71,062,202	$9,001,631	$111,701,996

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,444,596	$—	$1,444,596
Futures Contracts	1,665,117	—	—	1,665,117

Total Appreciation in Other Financial Instruments	$1,665,117	$1,444,596	$—	$3,109,713

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(278,889)	$—	$(278,889)
Futures Contracts	(1,703,932)	—	—	(1,703,932)

Total Depreciation in Other Financial Instruments	$(1,703,932)	$(278,889)	$—	$(1,982,821)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of October 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015
Investments in Securities
Asset-Backed Securities — United States	$5,933,582	$(36)	$(35,866)	$5,056	$3,386,979	$(381,409)	$—	$—	$8,908,306
Corporate Bonds — United States	97,863	—	(348)	(117)	—	(4,073)	—	—	93,325

	$6,031,445	$(36)	$(36,214)	$4,939	$3,386,979	$(385,482)	$—	$—	$9,001,631

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(36,214).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at January 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,908,306	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 10.00% (3.70%)
			Constant Default Rate	2.00% — 12.00% (6.36%)
			Yield (Discount Rate of Cash Flows)	1.79% — 8.73% (4.97%)

Asset-Backed Securities	8,908,306

Total	$8,908,306

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At January 31, 2015, the value of these investments was $93,325. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and options, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions)

(2). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Income Fund (formerly JPMorgan Global Equity Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 139.1%
	Australia — 11.0%
107	BHP Billiton plc	2,329
144	Suncorp Group Ltd.	1,640
468	Westfield Corp. (m)	3,571

		7,540

	Canada — 1.7%
26	TransCanada Corp.	1,142

	China — 1.2%
1,169	Industrial & Commercial Bank of China Ltd., Class H	834

	Finland — 3.3%
147	Nokia OYJ	1,127
65	UPM-Kymmene OYJ	1,151

		2,278

	France — 8.3%
46	Accor S.A.	2,274
84	Groupe Eurotunnel SE	1,126
48	Klepierre (m)	2,261

		5,661

	Germany — 19.6%
14	Allianz SE	2,242
16	Bayer AG	2,255
5	Continental AG	1,126
15	Deutsche Boerse AG	1,130
130	Deutsche Telekom AG	2,243
86	Deutsche Wohnen AG	2,236
125	TUI AG	2,201

		13,433

	Hong Kong — 1.9%
97	Hutchison Whampoa Ltd.	1,287

	Ireland — 1.6%
15	Shire plc	1,129

	Israel — 6.1%
1,212	Bezeq The Israeli Telecommunication Corp., Ltd.	1,934
40	Teva Pharmaceutical Industries Ltd., ADR	2,257

		4,191

	Japan — 7.6%
49	Canon, Inc.	1,538
53	Japan Airlines Co., Ltd.	1,794
19	Japan Tobacco, Inc.	507
256	Mitsubishi UFJ Financial Group, Inc.	1,358

		5,197

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 6.6%
11	ASML Holding N.V.	1,126
110	Royal Dutch Shell plc, Class A	3,364

		4,490

	New Zealand — 2.2%
624	Spark New Zealand Ltd.	1,496

	Russia — 1.2%
51	MMC Norilsk Nickel OJSC, ADR	834

	South Korea — 1.9%
1	Samsung Electronics Co., Ltd.	1,331

	Spain — 5.0%
57	Ferrovial S.A.	1,136
151	Telefonica S.A.	2,259

		3,395

	Sweden — 5.0%
37	Electrolux AB, Series B	1,148
95	Swedbank AB, Class A	2,290

		3,438

	Switzerland — 11.6%
1	Givaudan S.A. (a)	1,157
8	Roche Holding AG	2,239
25	Swiss Re AG	2,282
39	Wolseley plc	2,269

		7,947

	Taiwan — 2.1%
38	Siliconware Precision Industries Co., ADR	328
49	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,114

		1,442

	United Kingdom — 38.0%
164	3i Group plc	1,130
72	ARM Holdings plc	1,125
32	AstraZeneca plc	2,266
294	BAE Systems plc	2,236
518	Centrica plc	2,286
65	Compass Group plc	1,128
479	Direct Line Insurance Group plc	2,248
51	GlaxoSmithKline plc	1,118
109	Hammerson plc	1,124
29	InterContinental Hotels Group plc	1,137
282	Legal & General Group plc	1,131
417	Man Group plc	1,124
138	Meggitt plc	1,119

JPMorgan International Equity Income Fund (formerly JPMorgan Global Equity Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
56	Pearson plc	1,130
63	Smith & Nephew plc	1,126
496	SSP Group plc (a)	2,085
31	UBM plc	246
105	WPP plc	2,299

		26,058

	United States — 3.2%
29	Molson Coors Brewing Co., Class B	2,224

	Total Common Stocks (Cost $93,573)	95,347

Short-Term Investment — 7.5%
	Investment Company — 7.5%
5,106	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $5,106)	5,106

	Total Investments — 146.6% (Cost $98,679)	100,453
	Liabilities in Excess of Other Assets — (46.6)%	(31,925)

	NET ASSETS — 100.0%	$68,528

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.2%
Insurance	9.5
Hotels, Restaurants & Leisure	8.8
Diversified Telecommunication Services	7.9
Real Estate Investment Trusts (REITs)	6.9
Oil, Gas & Consumable Fuels	4.5
Banks	4.5
Semiconductors & Semiconductor Equipment	3.7
Media	3.7
Aerospace & Defense	3.3
Metals & Mining	3.1
Technology Hardware, Storage & Peripherals	2.9
Multi-Utilities	2.3
Trading Companies & Distributors	2.3
Capital Markets	2.2
Real Estate Management & Development	2.2
Beverages	2.2
Airlines	1.8
Industrial Conglomerates	1.3
Chemicals	1.2
Paper & Forest Products	1.1
Household Durables	1.1
Construction & Engineering	1.1
Diversified Financial Services	1.1
Communications Equipment	1.1
Health Care Equipment & Supplies	1.1
Transportation Infrastructure	1.1
Auto Components	1.1
Others (each less than 1.0%)	0.6
Short-Term Investment	5.1

JPMorgan International Equity Income Fund (formerly JPMorgan Global Equity Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $88,281,000 and 87.9%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,606
Aggregate gross unrealized depreciation	(1,832)

Net unrealized appreciation/depreciation	$1,774

Federal income tax cost of investments	$98,679

JPMorgan International Equity Income Fund (formerly JPMorgan Global Equity Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,540	$—	$7,540
Canada	1,142	—	—	1,142
China	—	834	—	834
Finland	—	2,278	—	2,278
France	—	5,661	—	5,661
Germany	—	13,433	—	13,433
Hong Kong	1,287	—	—	1,287
Ireland	—	1,129	—	1,129
Israel	2,257	1,934	—	4,191
Japan	—	5,197	—	5,197
Netherlands	—	4,490	—	4,490
New Zealand	—	1,496	—	1,496
Russia	—	834	—	834
South Korea	—	1,331	—	1,331
Spain	—	3,395	—	3,395
Sweden	—	3,438	—	3,438
Switzerland	—	7,947	—	7,947
Taiwan	1,442	—	—	1,442
United Kingdom	2,085	23,973	—	26,058
United States	2,224	—	—	2,224

Total Common Stocks	10,437	84,910	—	95,347

Short-Term Investment
Investment Company	5,106	—	—	5,106

Total Investments in Securities	$15,543	$84,910	$—	$100,453

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 89.6%
		Australia — 11.7%
721		Alumina Ltd. (a)	1,079
182		Base Resources Ltd. (a)	20
83		BHP Billiton plc	1,796
202		Gascoyne Resources Ltd. (a)	16
31		Gold Road Resources Ltd. (a)	9
6		Iluka Resources Ltd.	33
2		InterOil Corp. (a)	75
598		Marengo Mining Ltd. (a)	4
186		Mawson West Ltd. (a)	5
398		Northern Star Resources Ltd.	576
154		OceanaGold Corp., CDI (a)	340
952		Poseidon Nickel Ltd. (a)	81
42		Sandfire Resources NL	137
163		Sarama Resources Ltd. (a)	11
54		Sirius Resources NL (a)	104
614		Tiger Resources Ltd. (a)	23
112		Western Areas Ltd.	347
531		World Titanium Resources Ltd. (a)	19

			4,675

		Canada — 32.7%
14		Africa Oil Corp. (a)	27
15		Agnico-Eagle Mines Ltd.	506
11		Alpha Exploration, Inc. (a)	1
62		Asanko Gold, Inc. (a)	97
32		B2Gold Corp. (a)	63
37		Bellatrix Exploration Ltd. (a)	74
241		Capstone Mining Corp. (a)	220
9		Cenovus Energy, Inc.	178
158		Denison Mines Corp. (a)	135
125		Dundee Precious Metals, Inc. (a)	352
55		Eldorado Gold Corp.	265
165		First Quantum Minerals Ltd.	1,507
71		Fission 3.0 Corp. (a)	5
317		Fission Uranium Corp. (a)	284
18		Franco-Nevada Corp.	1,025
59		Goldcorp, Inc.	1,432
89		Gran Tierra Energy, Inc. (a)	192
103		Guyana Goldfields, Inc. (a)	240
51		HudBay Minerals, Inc.	370
74		Ivanhoe Mines Ltd., Class A (a)	44
9		Kennady Diamonds, Inc. (a)	26
144		Loncor Resources, Inc. (a)	7
152		Lucara Diamond Corp.	251
514		Lundin Mining Corp. (a)	1,830
28		MEG Energy Corp. (a)	430
32		Mountain Province Diamonds, Inc. (a)	127
125		New Gold, Inc. (a)	546
115		North Arrow Minerals, Inc. (a)	50
222		Panoro Minerals Ltd. (a)	35
90		Parex Resources, Inc. (a)	489
325		Petroamerica Oil Corp. (a)	36
376		Platinum Group Metals Ltd. (a)	178
15		PrairieSky Royalty Ltd.	317
71		Reservoir Minerals, Inc. (a)	251
8		Silver Wheaton Corp.	177
52		Teck Resources Ltd., Class B	677
2		Tourmaline Oil Corp. (a)	60
454		Trevali Mining Corp. (a)	350
164		WesternZagros Resources Ltd. (a)	55
17		Whitecap Resources, Inc.	168

			13,077

		Ireland — 0.1%
807		Kenmare Resources plc (a)	40
—	(h)	Providence Resources plc (a)	1

			41

		Netherlands — 1.0%
44		Nostrum Oil & Gas plc	415

		New Zealand — 0.0% (g)
389		Bathurst Resources Ltd. (a)	8

		Norway — 1.8%
319		DNO ASA (a)	704

		Russia — 3.6%
64		MMC Norilsk Nickel OJSC, ADR	1,047
41		Polymetal International plc	369

			1,416

		South Africa — 0.8%
31		Impala Platinum Holdings Ltd. (a)	202
408		Sierra Rutile Ltd. (a)	129

			331

		Sweden — 3.1%
35		Boliden AB	551
52		Lundin Petroleum AB (a)	680

			1,231

		Switzerland — 5.0%
181		Ferrexpo plc	137
494		Glencore plc (a)	1,842

			1,979

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — 16.4%
262	Amara Mining plc (a)	66
915	Amerisur Resources plc (a)	469
72	Antofagasta plc	704
56	BG Group plc	743
300	Firestone Diamonds plc (a)	159
68	Gem Diamonds Ltd. (a)	145
304	Petra Diamonds Ltd. (a)	701
139	President Energy plc (a)	25
14	Randgold Resources Ltd., ADR	1,229
51	Rio Tinto plc	2,239
1,335	Sable Mining Africa Ltd. (a)	39
345	Tethys Petroleum Ltd. (a)	49

		6,568

	United States — 13.4%
64	Alcoa, Inc.	1,005
13	Anadarko Petroleum Corp.	1,042
97	BNK Petroleum, Inc. (a)	22
37	Cabot Oil & Gas Corp.	978
3	Continental Resources, Inc. (a)	145
88	Freeport-McMoRan, Inc.	1,476
50	Stillwater Mining Co. (a)	683

		5,351

	Total Common Stocks (Cost $49,482)	35,796

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Canada — 0.0%
19	HudBay Minerals, Inc., expiring 07/20/18 (a) (Cost $–)	12

SHARES
Short-Term Investment — 9.5%
	Investment Company — 9.5%
3,798	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $3,798)	3,798

	Total Investments — 99.1% (Cost $53,280)	39,606
	Other Assets in Excess of Liabilities — 0.9%	369

	NET ASSETS — 100.0%	$39,975

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Metals & Mining	39.9%
Oil & Gas Exploration & Production	15.3
Gold Mining	14.9
Precious Metals & Minerals	11.4
Oil, Gas & Consumable Fuels	4.4
Metals & Mining	4.1
Others (each less than 1.0%)	0.5
Short-Term Investment	9.5

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Interest
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $16,020,000 and 40.4%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,198
Aggregate gross unrealized depreciation	(14,872)

Net unrealized appreciation/depreciation	$(13,674)

Federal income tax cost of investments	$53,280

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$176	$4,499	$—	$4,675
Canada	13,050	27	—	13,077
Ireland	41	—	—	41
Netherlands	415	—	—	415
New Zealand	8	—	—	8
Norway	—	704	—	704
Russia	—	1,416	—	1,416
South Africa	129	202	—	331
Sweden	—	1,231	—	1,231
Switzerland	—	1,979	—	1,979
United Kingdom	1,970	4,598	—	6,568
United States	5,351	—	—	5,351

Total Common Stocks	21,140	14,656	—	35,796

Warrants
Canada	12	—	—	12
Short-Term Investment
Investment Company	3,798	—	—	3,798

Total Investments in Securities	$24,950	$14,656	$—	$39,606

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.4%
		Australia — 2.7%
234		AGL Energy Ltd.	2,586
14		ALS Ltd.	51
461		Alumina Ltd. (a)	691
328		Amcor Ltd.	3,238
351		AMP Ltd.	1,567
438		Asciano Ltd.	2,041
528		Aurizon Holdings Ltd.	2,019
503		Australia & New Zealand Banking Group Ltd.	12,839
77		Bank of Queensland Ltd.	745
538		BHP Billiton Ltd.	12,420
438		BHP Billiton plc	9,503
116		Brambles Ltd.	948
17		Caltex Australia Ltd.	446
18		Cochlear Ltd.	1,142
290		Commonwealth Bank of Australia	20,079
137		Computershare Ltd.	1,233
8		Crown Resorts Ltd.	79
98		CSL Ltd.	6,684
382		Dexus Property Group	2,283
838		Federation Centres Ltd.	1,966
514		Goodman Group	2,438
230		Insurance Australia Group Ltd.	1,139
155		Lend Lease Group	2,003
36		Macquarie Group Ltd.	1,731
1,644		Mirvac Group	2,459
351		National Australia Bank Ltd.	9,691
147		Newcrest Mining Ltd. (a)	1,584
88		Orica Ltd.	1,230
193		Origin Energy Ltd.	1,590
559		Qantas Airways Ltd. (a)	1,127
208		QBE Insurance Group Ltd.	1,702
42		Ramsay Health Care Ltd.	1,954
18		REA Group Ltd.	675
144		Santos Ltd.	876
633		Scentre Group (a)	1,860
7		Seek Ltd.	96
59		Stockland	200
362		Suncorp Group Ltd.	4,119
222		Tabcorp Holdings Ltd.	786
707		Telstra Corp., Ltd.	3,565
248		Toll Holdings Ltd.	1,187
413		Transurban Group	2,955
142		Wesfarmers Ltd.	4,792
192		Westfield Corp.	1,464
396		Westpac Banking Corp.	10,592
133		Woodside Petroleum Ltd.	3,520
271		Woolworths Ltd.	6,678

			154,573

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.8%
96		Anheuser-Busch InBev N.V.	11,673
133		Delhaize Group S.A.	11,054
115		KBC Groep N.V. (a)	6,174
72		Solvay S.A.	9,844
63		UCB S.A.	4,905

			43,650

		Bermuda — 0.0% (g)
48		Axis Capital Holdings Ltd.	2,465

		Canada — 3.3%
31		Agnico-Eagle Mines Ltd.	1,035
29		Agrium, Inc.	3,067
71		Alimentation Couche-Tard, Inc., Class B	2,777
53		ARC Resources Ltd.	952
116		Bank of Montreal	6,647
207		Bank of Nova Scotia (The)	9,938
186		Barrick Gold Corp.	2,384
45		BCE, Inc.	2,082
254		Bombardier, Inc., Class B	579
100		Brookfield Asset Management, Inc., Class A	5,082
72		Cameco Corp.	1,013
73		Canadian Imperial Bank of Commerce	5,084
156		Canadian National Railway Co.	10,253
196		Canadian Natural Resources Ltd.	5,693
85		Canadian Oil Sands Ltd.	523
109		Canadian Pacific Railway Ltd.	19,010
136		Cenovus Energy, Inc.	2,584
63		Crescent Point Energy Corp.	1,495
125		Eldorado Gold Corp.	599
135		Enbridge, Inc.	6,528
132		Encana Corp.	1,616
65		First Quantum Minerals Ltd.	595
33		Fortis, Inc.	1,104
27		Franco-Nevada Corp.	1,534
149		Goldcorp, Inc.	3,607
51		Great-West Lifeco, Inc.	1,293
60		Husky Energy, Inc.	1,292

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
		Canada — continued
54		Imperial Oil Ltd.	2,021
24		Intact Financial Corp.	1,573
207		Kinross Gold Corp. (a)	702
48		Loblaw Cos. Ltd.	2,365
45		lululemon athletica, Inc. (a)	3,013
65		Magna International, Inc.	6,241
325		Manulife Financial Corp.	5,206
17		Metro, Inc.	1,383
59		National Bank of Canada	2,042
53		Pembina Pipeline Corp.	1,638
152		Potash Corp. of Saskatchewan, Inc.	5,547
62		Power Corp. of Canada	1,490
44		Power Financial Corp.	1,179
69		Rogers Communications, Inc., Class B	2,445
263		Royal Bank of Canada	14,826
47		Saputo, Inc.	1,348
68		Shaw Communications, Inc., Class B	1,563
64		Silver Wheaton Corp.	1,481
28		SNC-Lavalin Group, Inc.	915
107		Sun Life Financial, Inc.	3,287
284		Suncor Energy, Inc.	8,485
191		Talisman Energy, Inc.	1,442
104		Teck Resources Ltd., Class B	1,347
331		Toronto-Dominion Bank (The)	13,181
126		TransCanada Corp.	5,611
140		Yamana Gold, Inc.	579

			189,276

		China — 0.0% (g)
434		MGM China Holdings Ltd.	1,052
1,053		Yangzijiang Shipbuilding Holdings Ltd.	963

			2,015

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp.	—	(h)

		Denmark — 0.6%
5		AP Moeller—Maersk A/S, Class B	9,207
415		Danske Bank A/S	10,742
297		Novo Nordisk A/S, Class B	13,254

			33,203

		Finland — 0.2%
270		Nokia OYJ	2,077
—	(h)	Nokian Renkaat OYJ	—	(h)
551		UPM-Kymmene OYJ	9,677

			11,754

		France — 3.8%
112		Air Liquide S.A.	14,170
226		Airbus Group N.V.	12,049
1,275		Alcatel-Lucent (a)	4,411
60		AtoS	4,401
589		AXA S.A.	13,779
264		BNP Paribas S.A.	13,871
141		Bouygues S.A.	5,018
98		Cap Gemini S.A.	7,116
76		Cie de Saint-Gobain	3,224
664		Credit Agricole S.A.	7,877
47		Danone S.A.	3,140
374		GDF Suez	8,287
39		Kering	7,969
46		L’Oreal S.A.	8,228
13		LVMH Moet Hennessy Louis Vuitton S.A.	2,096
314		Orange S.A.	5,530
109		Publicis Groupe S.A.	8,164
133		Renault S.A.	10,183
233		Sanofi	21,476
184		Schneider Electric SE	13,832
58		Societe Generale S.A.	2,342
87		Sodexo S.A.	8,586
300		Suez Environnement Co.	5,512
175		Thales S.A.	9,235
336		Total S.A.	17,225
12		Unibail-Rodamco SE	3,424

			221,145

		Germany — 3.1%
106		Allianz SE	17,415
96		BASF SE	8,614
192		Bayer AG	27,634
120		Bayerische Motoren Werke AG	13,956
147		Brenntag AG	8,028
40		Continental AG	9,078
183		Daimler AG	16,550
93		Deutsche Bank AG	2,703
329		Deutsche Post AG	10,639
872		Deutsche Telekom AG	15,024
739		E.ON SE	11,435
158		HeidelbergCement AG	11,598
15		Linde AG	2,869
5		Muenchener Rueckversicherungs-Gesellschaft AG	1,010
212		SAP SE	13,832

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Germany — continued
108	Siemens AG	11,433

		181,818

	Hong Kong — 1.1%
1,666	AIA Group Ltd.	9,669
138	Bank of East Asia Ltd.	573
778	BOC Hong Kong Holdings Ltd.	2,727
293	Cathay Pacific Airways Ltd.	684
278	Cheung Kong Holdings Ltd.	5,305
226	Cheung Kong Infrastructure Holdings Ltd.	1,855
153	CLP Holdings Ltd.	1,361
846	First Pacific Co., Ltd.	862
469	Galaxy Entertainment Group Ltd.	2,450
159	Hang Seng Bank Ltd.	2,778
155	Henderson Land Development Co., Ltd.	1,105
1,244	HKT Trust & HKT Ltd.	1,630
773	Hong Kong & China Gas Co., Ltd.	1,770
121	Hong Kong Exchanges and Clearing Ltd.	2,773
386	Hutchison Whampoa Ltd.	5,124
321	Kerry Properties Ltd.	1,132
1,300	Li & Fung Ltd.	1,290
258	Link REIT (The)	1,745
436	MTR Corp., Ltd.	1,931
1,711	Noble Group Ltd.	1,338
183	NWS Holdings Ltd.	340
153	Power Assets Holdings Ltd.	1,595
501	Sands China Ltd.	2,440
962	Sino Land Co., Ltd.	1,609
216	Sun Hung Kai Properties Ltd.	3,515
41	Swire Pacific Ltd., Class A	549
275	Wharf Holdings Ltd. (The)	2,228
221	Wheelock & Co., Ltd.	1,250
140	Yue Yuen Industrial Holdings Ltd.	521

		62,149

	Ireland — 0.9%
266	Accenture plc, Class A	22,318
136	James Hardie Industries plc, CDI	1,366
75	Medtronic plc	5,370
38	Perrigo Co. plc	5,812
177	Shire plc	12,894
155	XL Group plc	5,339

		53,099

	Italy — 1.0%
595	Assicurazioni Generali S.p.A.	12,562
1,945	Enel Green Power S.p.A.	3,846
1,820	Enel S.p.A.	8,223
166	Eni S.p.A.	2,796
3,478	Intesa Sanpaolo S.p.A.	10,172
99	Luxottica Group S.p.A.	5,881
5,162	Telecom Italia S.p.A. (a)	5,998
1,224	UniCredit S.p.A.	7,213

		56,691

	Japan — 8.0%
223	Ajinomoto Co., Inc.	4,595
4	Alfresa Holdings Corp.	47
437	Amada Co., Ltd.	3,979
450	ANA Holdings, Inc.	1,243
51	Asahi Group Holdings Ltd.	1,686
526	Asahi Kasei Corp.	5,195
620	Astellas Pharma, Inc.	9,573
181	Bandai Namco Holdings, Inc.	3,659
334	Bank of Yokohama Ltd. (The)	1,802
139	Bridgestone Corp.	5,559
125	Canon, Inc.	3,954
58	Central Japan Railway Co.	9,877
668	Chiba Bank Ltd. (The)	4,502
111	Chubu Electric Power Co., Inc. (a)	1,459
249	Citizen Holdings Co., Ltd.	1,989
180	Daicel Corp.	2,237
395	Dai-ichi Life Insurance Co., Ltd. (The)	5,289
81	Daikin Industries Ltd.	5,636
111	Daiwa House Industry Co., Ltd.	2,035
3	Denso Corp.	119
114	Dentsu, Inc.	4,682
99	East Japan Railway Co.	7,623
85	Electric Power Development Co., Ltd.	3,078
25	FANUC Corp.	4,198
17	Fast Retailing Co., Ltd.	6,195
147	Fuji Heavy Industries Ltd.	5,316
88	FUJIFILM Holdings Corp.	2,957
785	Fujitsu Ltd.	4,148
24	Fukuoka Financial Group, Inc.	120
1,002	Furukawa Electric Co., Ltd.	1,667
131	Hakuhodo DY Holdings, Inc.	1,302
10	Hirose Electric Co., Ltd.	1,234
1,363	Hitachi Ltd.	10,293
331	Honda Motor Co., Ltd.	9,982
359	Inpex Corp.	3,969
100	Isetan Mitsukoshi Holdings Ltd.	1,421

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
		Japan — continued
1		Japan Retail Fund Investment Corp.	2,281
239		Japan Tobacco, Inc.	6,510
51		JFE Holdings, Inc.	1,132
645		JX Holdings, Inc.	2,380
221		Kansai Electric Power Co., Inc. (The) (a)	2,137
54		Kao Corp.	2,368
890		Kawasaki Heavy Industries Ltd.	4,264
150		KDDI Corp.	10,595
17		Keyence Corp.	7,806
193		Kirin Holdings Co., Ltd.	2,595
1,465		Kobe Steel Ltd.	2,569
208		Konica Minolta, Inc.	2,290
128		Kubota Corp.	1,900
33		Kyocera Corp.	1,470
381		Kyowa Hakko Kirin Co., Ltd.	4,339
172		Kyushu Electric Power Co., Inc. (a)	1,661
87		Mabuchi Motor Co., Ltd.	3,593
339		Marubeni Corp.	1,872
177		Marui Group Co., Ltd.	1,843
293		Medipal Holdings Corp.	3,415
8		MEIJI Holdings Co., Ltd.	846
223		Minebea Co., Ltd.	3,440
239		Mitsubishi Corp.	4,173
573		Mitsubishi Electric Corp.	6,627
250		Mitsubishi Estate Co., Ltd.	5,030
660		Mitsubishi Heavy Industries Ltd.	3,643
7		Mitsubishi Motors Corp.	62
2,882		Mitsubishi UFJ Financial Group, Inc.	15,318
493		Mitsui & Co., Ltd.	6,275
1,391		Mitsui Chemicals, Inc.	4,070
272		Mitsui Fudosan Co., Ltd.	6,877
1,835		Mizuho Financial Group, Inc.	3,001
13		Murata Manufacturing Co., Ltd.	1,382
385		NEC Corp.	1,087
122		NGK Spark Plug Co., Ltd.	3,626
167		NH Foods Ltd.	4,129
10		Nintendo Co., Ltd.	994
333		Nippon Express Co., Ltd.	1,943
2,114		Nippon Steel & Sumitomo Metal Corp.	4,941
106		Nippon Telegraph & Telephone Corp.	6,250
748		Nissan Motor Co., Ltd.	6,378
31		Nitori Holdings Co., Ltd.	1,741
990		Nomura Holdings, Inc.	5,263
13		Nomura Research Institute Ltd.	435
278		NSK Ltd.	3,258
15		NTT DOCOMO, Inc.	257
331		ORIX Corp.	3,801
110		Otsuka Holdings Co., Ltd.	3,406
310		Panasonic Corp.	3,524
937		Resona Holdings, Inc.	4,649
23		Rinnai Corp.	1,546
2		Santen Pharmaceutical Co., Ltd.	106
129		Sanwa Holdings Corp.	889
23		Secom Co., Ltd.	1,341
67		Seiko Epson Corp.	2,713
306		Sekisui Chemical Co., Ltd.	3,347
162		Sekisui House Ltd.	2,094
89		Seven & i Holdings Co., Ltd.	3,257
128		Shimizu Corp.	883
56		Shin-Etsu Chemical Co., Ltd.	3,682
10		SMC Corp.	2,762
170		SoftBank Corp.	9,981
283		Sony Corp.	6,645
437		Sumitomo Bakelite Co., Ltd.	1,809
111		Sumitomo Corp.	1,090
—	(h)	Sumitomo Forestry Co., Ltd.	1
261		Sumitomo Mitsui Financial Group, Inc.	8,772
77		Sumitomo Realty & Development Co., Ltd.	2,456
—	(h)	Sundrug Co., Ltd.	17
70		Suntory Beverage & Food Ltd.	2,441
145		Suzuken Co., Ltd.	4,074
69		Suzuki Motor Corp.	2,194
98		T&D Holdings, Inc.	1,099
25		Taisho Pharmaceutical Holdings Co., Ltd.	1,612
231		Takashimaya Co., Ltd.	2,026
102		Takeda Pharmaceutical Co., Ltd.	5,111
39		TDK Corp.	2,399
170		Tokio Marine Holdings, Inc.	5,921
723		Tokyo Gas Co., Ltd.	4,313
498		Tokyu Corp.	3,296
496		Toshiba Corp.	1,983
521		Toyota Motor Corp.	33,570
136		Unicharm Corp.	3,756
1		United Urban Investment Corp.	1,028
391		Yamada Denki Co., Ltd.	1,451
175		Yamaha Motor Co., Ltd.	3,843
87		Yamato Holdings Co., Ltd.	1,959

			461,533

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Luxembourg — 0.1%
751	ArcelorMittal	7,177

	Netherlands — 1.2%
72	ASML Holding N.V.	7,542
112	Heineken Holding N.V.	7,325
781	ING Groep N.V., CVA (a)	9,706
1,043	Koninklijke KPN N.V.	3,220
988	Royal Dutch Shell plc, Class A	30,119
443	Royal Dutch Shell plc, Class B	14,029

		71,941

	New Zealand — 0.1%
135	Contact Energy Ltd.	693
482	Meridian Energy Ltd.	671
72	Ryman Healthcare Ltd.	429
576	Spark New Zealand Ltd.	1,381

		3,174

	Norway — 0.4%
573	DNB ASA	8,297
1,056	Norsk Hydro ASA	6,206
330	Telenor ASA	7,097

		21,600

	Singapore — 0.8%
190	Avago Technologies Ltd.	19,510
847	CapitaCommercial Trust	1,108
356	DBS Group Holdings Ltd.	5,190
695	Global Logistic Properties Ltd.	1,297
1,325	Hutchison Port Holdings Trust, Class U	945
20	Jardine Cycle & Carriage Ltd.	624
404	Keppel Corp., Ltd.	2,595
304	Keppel Land Ltd.	1,020
540	Oversea-Chinese Banking Corp., Ltd.	4,142
185	Singapore Exchange Ltd.	1,061
1,523	Singapore Telecommunications Ltd.	4,587
241	United Overseas Bank Ltd.	4,121
558	Wilmar International Ltd.	1,324

		47,524

	Spain — 1.2%
99	Amadeus IT Holding S.A., Class A	3,970
590	Banco Bilbao Vizcaya Argentaria S.A.	5,036
1,936	Banco Santander S.A.	13,022
3,235	Bankia S.A. (a)	4,231
1,417	Distribuidora Internacional de Alimentacion S.A.	9,173
1,314	Iberdrola S.A.	9,070
145	Inditex S.A.	4,280
472	Repsol S.A.	8,357
895	Telefonica S.A.	13,427

		70,566

	Sweden — 0.8%
169	Assa Abloy AB, Class B	9,245
415	Electrolux AB, Series B	12,783
245	Nordea Bank AB	3,111
277	Swedbank AB, Class A	6,697
428	Tele2 AB, Class B	4,842
572	Telefonaktiebolaget LM Ericsson, Class B	6,932

		43,610

	Switzerland — 3.9%
264	ABB Ltd. (a)	5,074
210	ACE Ltd.	22,670
164	Cie Financiere Richemont S.A.	13,603
164	Credit Suisse Group AG (a)	3,447
1,066	Glencore plc (a)	3,975
92	Holcim Ltd. (a)	6,409
631	Nestle S.A.	48,206
361	Novartis AG	35,175
155	Roche Holding AG	41,839
92	Swiss Re AG	8,324
6	Syngenta AG	1,937
74	TE Connectivity Ltd.	4,882
1,021	UBS Group AG (a)	17,115
135	Weatherford International plc (a)	1,397
187	Wolseley plc	10,835
1	Zurich Insurance Group AG (a)	263

		225,151

	United Kingdom — 7.2%
1,422	3i Group plc	9,807
82	Anglo American plc	1,374
233	ARM Holdings plc	3,637
151	Associated British Foods plc	7,060
236	AstraZeneca plc	16,814
1,023	Aviva plc	8,118
1,110	BAE Systems plc	8,451
4,358	Barclays plc	15,307
814	BG Group plc	10,853
2,683	BP plc	17,234
480	British American Tobacco plc	27,073
834	BT Group plc	5,229
94	Bunzl plc	2,673
1,588	Cobham plc	7,783

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
		United Kingdom — continued
284		Compass Group plc	4,905
100		Diageo plc	2,957
1,074		Dixons Carphone plc	7,022
706		GlaxoSmithKline plc	15,543
211		Hammerson plc	2,184
3,063		HSBC Holdings plc	28,028
218		Imperial Tobacco Group plc	10,242
189		Indivior plc (a)	496
2,236		ITV plc	7,400
7,091		Lloyds Banking Group plc (a)	7,856
285		Marks & Spencer Group plc	2,069
190		National Grid plc	2,669
87		Next plc	9,501
104		Pearson plc	2,112
91		Pentair plc	5,651
400		Persimmon plc (a)	9,575
739		Prudential plc	17,965
67		Randgold Resources Ltd.	5,738
201		Reckitt Benckiser Group plc	17,028
101		Rio Tinto Ltd.	4,514
221		Rio Tinto plc	9,713
834		RSA Insurance Group plc (a)	5,689
301		SABMiller plc	16,407
530		Smith & Nephew plc	9,460
496		SSE plc	12,010
291		Standard Chartered plc	3,883
745		Tesco plc	2,520
316		Unilever N.V., CVA	13,722
5,823		Vodafone Group plc	20,478
116		Whitbread plc	8,671
66		Willis Group Holdings plc	2,846
318		WPP plc	6,988

			417,255

		United States — 55.2%
10		3M Co.	1,677
534		Abbott Laboratories	23,884
120		AbbVie, Inc.	7,228
47		Actavis plc (a)	12,473
251		Adobe Systems, Inc. (a)	17,589
156		Aetna, Inc.	14,300
90		AGL Resources, Inc.	5,067
938		Alcoa, Inc.	14,677
69		Alexion Pharmaceuticals, Inc. (a)	12,567
51		Allergan, Inc.	11,265
34		Alliance Data Systems Corp. (a)	9,702
37		Amazon.com, Inc. (a)	13,027
26		American Express Co.	2,083
364		American International Group, Inc.	17,791
27		American Tower Corp.	2,590
91		Amgen, Inc.	13,834
155		Anadarko Petroleum Corp.	12,668
1,139		Apple, Inc.	133,449
226		Applied Materials, Inc.	5,173
228		Archer-Daniels-Midland Co.	10,610
438		AT&T, Inc.	14,408
22		AutoZone, Inc. (a)	13,408
74		AvalonBay Communities, Inc.	12,732
17		Avery Dennison Corp.	879
71		Axiall Corp.	3,121
202		Baker Hughes, Inc.	11,691
24		Ball Corp.	1,537
2,775		Bank of America Corp.	42,044
79		Bank of New York Mellon Corp. (The)	2,854
325		BB&T Corp.	11,461
62		Becton, Dickinson and Co.	8,520
200		Berkshire Hathaway, Inc., Class B (a)	28,776
89		Best Buy Co., Inc.	3,126
79		Biogen Idec, Inc. (a)	30,928
41		BlackRock, Inc.	14,066
93		Boston Properties, Inc.	12,845
997		Boston Scientific Corp. (a)	14,770
481		Bristol-Myers Squibb Co.	29,003
256		Brixmor Property Group, Inc.	6,943
410		Broadcom Corp., Class A	17,383
104		California Resources Corp. (a)	533
140		Capital One Financial Corp.	10,258
36		CareFusion Corp. (a)	2,143
—	(h)	Catamaran Corp. (a)	1
179		CBS Corp. (Non-Voting), Class B	9,834
221		Celgene Corp. (a)	26,373
356		CenterPoint Energy, Inc.	8,222
560		Charles Schwab Corp. (The)	14,537
53		Charter Communications, Inc., Class A (a)	8,012
53		Cheniere Energy, Inc. (a)	3,759
415		Chevron Corp.	42,545
877		Cisco Systems, Inc.	23,113
779		Citigroup, Inc.	36,568
117		Citrix Systems, Inc. (a)	6,945

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United States — continued
302	CMS Energy Corp.	11,402
722	Coca-Cola Co. (The)	29,704
109	Coca-Cola Enterprises, Inc.	4,598
300	Cognizant Technology Solutions Corp., Class A (a)	16,213
135	Colgate-Palmolive Co.	9,102
613	Comcast Corp., Class A	32,568
90	ConocoPhillips	5,686
151	Constellation Brands, Inc., Class A (a)	16,627
208	Corning, Inc.	4,943
147	Costco Wholesale Corp.	20,995
224	Crown Holdings, Inc. (a)	9,912
518	CSX Corp.	17,234
77	Cummins, Inc.	10,677
326	CVS Health Corp.	31,957
173	Delta Air Lines, Inc.	8,190
16	DIRECTV (a)	1,406
152	DISH Network Corp., Class A (a)	10,669
158	Dollar General Corp. (a)	10,583
144	Dollar Tree, Inc. (a)	10,227
195	Dominion Resources, Inc.	14,972
280	Dow Chemical Co. (The)	12,647
86	Dr. Pepper Snapple Group, Inc.	6,664
67	Duke Energy Corp.	5,798
63	Dunkin’ Brands Group, Inc.	2,963
284	E.I. du Pont de Nemours & Co.	20,219
304	Eaton Corp. plc	19,153
61	eBay, Inc. (a)	3,212
229	Edison International	15,625
95	Eli Lilly & Co.	6,855
297	EMC Corp.	7,692
217	Emerson Electric Co.	12,366
11	Energizer Holdings, Inc.	1,394
176	EOG Resources, Inc.	15,653
79	EQT Corp.	5,898
90	Estee Lauder Cos., Inc. (The), Class A	6,388
433	Exelon Corp.	15,596
28	Expedia, Inc.	2,379
91	Extra Space Storage, Inc.	6,031
726	Exxon Mobil Corp.	63,465
480	Facebook, Inc., Class A (a)	36,468
43	FedEx Corp.	7,199
193	Fidelity National Information Services, Inc.	12,038
26	Flowserve Corp.	1,412
250	Fluor Corp.	13,397
51	General Dynamics Corp.	6,844
1,154	General Electric Co.	27,557
476	General Motors Co.	15,541
212	Gilead Sciences, Inc. (a)	22,185
75	Goldman Sachs Group, Inc. (The)	12,902
60	Google, Inc., Class A (a)	32,145
71	Google, Inc., Class C (a)	37,892
277	Halliburton Co.	11,057
90	Harman International Industries, Inc.	11,645
263	Hartford Financial Services Group, Inc. (The)	10,237
18	Hershey Co. (The)	1,870
438	Hewlett-Packard Co.	15,841
133	Highwoods Properties, Inc.	6,273
19	HollyFrontier Corp.	688
322	Home Depot, Inc. (The)	33,655
302	Honeywell International, Inc.	29,511
138	Host Hotels & Resorts, Inc.	3,162
122	Humana, Inc.	17,801
157	Ingersoll-Rand plc	10,413
385	Intel Corp.	12,715
55	Intercontinental Exchange, Inc.	11,355
96	International Business Machines Corp.	14,750
376	Invesco Ltd.	13,823
649	Johnson & Johnson	64,974
206	Johnson Controls, Inc.	9,590
68	Kellogg Co.	4,483
72	Kilroy Realty Corp.	5,331
139	Kimberly-Clark Corp.	15,047
173	KLA-Tencor Corp.	10,654
99	L-3 Communications Holdings, Inc.	12,209
231	Lam Research Corp.	17,639
168	Liberty Property Trust	6,784
85	Lincoln National Corp.	4,230
425	Lowe’s Cos., Inc.	28,804
64	Macy’s, Inc.	4,074
23	Mallinckrodt plc (a)	2,406
397	Marathon Oil Corp.	10,564
54	Marathon Petroleum Corp.	5,032
47	Marriott International, Inc., Class A	3,501
112	Marsh & McLennan Cos., Inc.	6,036
45	Martin Marietta Materials, Inc.	4,842
270	Masco Corp.	6,719

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
		United States — continued
50		McDonald’s Corp.	4,654
111		McKesson Corp.	23,691
623		Merck & Co., Inc.	37,568
427		MetLife, Inc.	19,865
1,664		Microsoft Corp.	67,222
102		Mid-America Apartment Communities, Inc.	8,054
121		Molson Coors Brewing Co., Class B	9,156
725		Mondelez International, Inc., Class A	25,534
87		Monsanto Co.	10,299
686		Morgan Stanley	23,186
276		Mosaic Co. (The)	13,460
71		Mylan, Inc. (a)	3,789
206		NextEra Energy, Inc.	22,473
214		NiSource, Inc.	9,273
24		Norfolk Southern Corp.	2,440
6		NVR, Inc. (a)	7,789
242		Occidental Petroleum Corp.	19,365
26		Omnicom Group, Inc.	1,865
726		Oracle Corp.	30,422
256		PACCAR, Inc.	15,366
34		Pall Corp.	3,296
240		PepsiCo, Inc.	22,523
1,034		Pfizer, Inc.	32,302
177		PG&E Corp.	10,392
355		Philip Morris International, Inc.	28,511
163		Phillips 66	11,493
7		Pioneer Natural Resources Co.	1,090
209		PNC Financial Services Group, Inc. (The)	17,685
43		Precision Castparts Corp.	8,624
16		Priceline Group, Inc. (The) (a)	16,404
579		Procter & Gamble Co. (The)	48,834
268		Prologis, Inc.	12,083
72		Prudential Financial, Inc.	5,450
57		Public Service Enterprise Group, Inc.	2,433
561		PulteGroup, Inc.	11,543
10		PVH Corp.	1,146
476		QUALCOMM, Inc.	29,708
92		Questar Corp.	2,391
57		Ralph Lauren Corp.	9,443
252		Regions Financial Corp.	2,194
133		Royal Caribbean Cruises Ltd.	10,021
330		Schlumberger Ltd.	27,212
91		Sempra Energy	10,226
29		Sherwin-Williams Co. (The)	7,937
109		Simon Property Group, Inc.	21,622
15		Snap-on, Inc.	1,967
75		SPX Corp.	6,309
215		Starbucks Corp.	18,789
190		State Street Corp.	13,590
190		Stryker Corp.	17,343
15		SVB Financial Group (a)	1,649
11		Texas Instruments, Inc.	598
66		Thermo Fisher Scientific, Inc.	8,248
67		Thomson Reuters Corp.	2,579
21		Tiffany & Co.	1,795
49		Time Warner Cable, Inc.	6,663
354		Time Warner, Inc.	27,575
315		TJX Cos., Inc. (The)	20,763
45		T-Mobile USA, Inc. (a)	1,358
423		Twenty-First Century Fox, Inc., Class A	14,032
77		Twenty-First Century Fox, Inc., Class B	2,448
79		Tyco International plc	3,214
195		U.S. Bancorp	8,184
305		Union Pacific Corp.	35,777
144		United Continental Holdings, Inc. (a)	10,017
15		United Parcel Service, Inc., Class B	1,458
215		United States Steel Corp.	5,264
281		United Technologies Corp.	32,257
279		UnitedHealth Group, Inc.	29,633
241		V.F. Corp.	16,696
51		Valeant Pharmaceuticals International, Inc. (a)	8,200
—	(h)	Veritiv Corp. (a)	—	(h)
931		Verizon Communications, Inc.	42,577
76		Vertex Pharmaceuticals, Inc. (a)	8,353
142		Visa, Inc., Class A	36,281
16		VMware, Inc., Class A (a)	1,268
19		W.W. Grainger, Inc.	4,577
138		Wal-Mart Stores, Inc.	11,765
278		Walt Disney Co. (The)	25,285
1,189		Wells Fargo & Co.	61,737
44		Xcel Energy, Inc.	1,658
195		Xerox Corp.	2,563
89		Yum! Brands, Inc.	6,458

			3,184,912

		Total Common Stocks (Cost $5,296,500)	5,566,281

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 0.4%
	Germany — 0.4%
139	Henkel AG & Co. KGaA	15,930
33	Volkswagen AG	7,279

		23,209

	Total Preferred Stocks (Cost $21,936)	23,209

Short-Term Investment — 5.5%
	Investment Company — 5.5%
317,371	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $317,371)	317,371

	Total Investments — 102.3% (Cost $5,635,807)	5,906,861
	Liabilities in Excess of Other Assets — (2.3)%	(132,632)

	NET ASSETS — 100.0%	$5,774,229

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.6%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	6.0
Insurance	3.8
Media	3.0
Technology Hardware, Storage & Peripherals	2.9
Software	2.3
IT Services	2.3
Capital Markets	2.3
Beverages	2.3
Diversified Telecommunication Services	2.2
Chemicals	2.2
Real Estate Investment Trusts (REITs)	2.2
Aerospace & Defense	2.2
Food Products	2.1
Automobiles	2.1
Specialty Retail	2.1
Biotechnology	2.0
Road & Rail	1.9
Household Products	1.9
Internet Software & Services	1.9
Food & Staples Retailing	1.8
Metals & Mining	1.8
Electric Utilities	1.7
Multi-Utilities	1.6
Health Care Providers & Services	1.6
Semiconductors & Semiconductor Equipment	1.6
Machinery	1.4
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.3
Tobacco	1.2
Household Durables	1.2
Communications Equipment	1.1
Electrical Equipment	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	11.1
Short-Term Investment	5.4

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
759	Dow Jones Euro STOXX 50 Index	03/20/15	$28,724	$(104)
853	E-mini S&P 500	03/20/15	84,805	(388)

				$(492)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,117, 043,000 and 35.8%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,903
Aggregate gross unrealized depreciation	(142,849)

Net unrealized appreciation/depreciation	$271,054

Federal income tax cost of investments	$5,635,807

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$2,586		$151,987	$—	$154,573
Austria	—	(a)	—	—	—	(a)
Belgium	—		43,650	—	43,650
Bermuda	2,465		—	—	2,465
Canada	189,276		—	—	189,276
China	—		2,015	—	2,015
Colombia	—	(a)	—	—	—	(a)
Denmark	—		33,203	—	33,203
Finland	—		11,754	—	11,754
France	—		221,145	—	221,145
Germany	—		181,818	—	181,818
Hong Kong	8,905		53,244	—	62,149
Ireland	38,839		14,260	—	53,099
Italy	—		56,691	—	56,691
Japan	—		461,533	—	461,533
Luxembourg	—		7,177	—	7,177
Netherlands	—		71,941	—	71,941
New Zealand	671		2,503	—	3,174
Norway	—		21,600	—	21,600
Singapore	20,618		26,906	—	47,524
Spain	—		70,566	—	70,566
Sweden	—		43,610	—	43,610
Switzerland	46,064		179,087	—	225,151
United Kingdom	8,993		408,262	—	417,255
United States	3,184,912		—	—	3,184,912

Total Common Stocks	3,503,329		2,062,952	—	5,566,281

Preferred Stocks
Germany	—		23,209	—	23,209
Short-Term Investment
Investment Company	317,371		—	—	317,371

Total Investments in Securities	$3,820,700		$2,086,161	$—	$5,906,861

Depreciation in Other Financial Instruments
Futures Contracts	$(492)		$—	$—	$(492)

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.5%
	Australia — 1.2%
6,398	QBE Insurance Group Ltd.	52,450

	Canada — 0.8%
2,453	MEG Energy Corp. (a)	37,412

	China — 6.1%
359	Baidu, Inc., ADR (a)	78,233
10,003	China Merchants Bank Co., Ltd., Class H	22,327
120,000	Industrial & Commercial Bank of China Ltd., Class H	85,575
3,740	Phoenix New Media Ltd., ADR (a)	28,723
830	SINA Corp. (a)	30,063
10,400	Wynn Macau Ltd.	28,799

		273,720

	Finland — 0.5%
4,377	Outokumpu OYJ (a)	23,682

	France — 10.7%
696	Airbus Group N.V.	37,083
4,798	AXA S.A.	112,235
1,886	IPSOS	49,142
433	Kering	87,364
1,518	Sanofi	139,868
647	Schneider Electric SE	48,636

		474,328

	Germany — 2.8%
323	Bayer AG	46,522
1,166	SAP SE, ADR	76,210

		122,732

	Hong Kong — 1.6%
14,400	Sands China Ltd.	70,104

	Ireland — 1.1%
219	Shire plc, ADR	48,018

	Israel — 2.7%
2,119	Teva Pharmaceutical Industries Ltd., ADR	120,486

	Japan — 1.4%
1,900	Sumitomo Mitsui Financial Group, Inc.	63,758

	Netherlands — 0.8%
459	NXP Semiconductors N.V. (a)	36,417

	South Korea — 2.2%
231	Hyundai Motor Co.	35,501
50	Samsung Electronics Co., Ltd.	62,070

		97,571

	Spain — 0.8%
1,051	Grifols S.A., ADR	36,218

	Switzerland — 5.5%
450	ACE Ltd.	48,582
1,121	Novartis AG	109,245
5,330	UBS Group AG (a)	89,336

		247,163

	United Kingdom — 7.8%
33,760	Barclays plc	118,566
5,660	BG Group plc	75,492
4,756	Standard Chartered plc	63,421
25,109	Vodafone Group plc	88,295

		345,774

	United States — 47.5%
615	Albemarle Corp.	29,680
141	Amazon.com, Inc. (a)	49,989
642	Anadarko Petroleum Corp.	52,483
581	Apple, Inc.	68,070
526	APR Energy plc	1,344
2,911	Bank of America Corp.	44,102
7,110	Boston Scientific Corp. (a)	105,299
1,797	Cabot Oil & Gas Corp.	47,620
581	CBS Corp. (Non-Voting), Class B (m)	31,845
2,842	Citigroup, Inc.	133,432
1,345	Cognizant Technology Solutions Corp., Class A (a)	72,805
1,306	Comcast Corp., Class A	69,407
3,257	Fairchild Semiconductor International, Inc. (a)	49,995
1,681	Fluor Corp. (m)	90,085
125	Google, Inc., Class A (a)	67,194
272	Google, Inc., Class C (a)	145,389
568	Halliburton Co. (m)	22,714
1,132	Hartford Financial Services Group, Inc. (The)	44,035
1,285	Johnson & Johnson (m)	128,680
1,692	Las Vegas Sands Corp.	91,994
2,161	MetLife, Inc.	100,487
1,857	Microsoft Corp.	75,023
1,054	Mosaic Co. (The)	51,319
1,709	Owens Corning	68,445
2,636	Pfizer, Inc.	82,375
1,505	QUALCOMM, Inc.	94,002
4,823	Teradyne, Inc.	87,296
1,814	Time, Inc.	45,423
2,917	Twenty-First Century Fox, Inc., Class A	96,728
939	United Continental Holdings, Inc. (a)	65,138

		2,112,398

	Total Common Stocks (Cost $3,881,180)	4,162,231

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 1.4%
	Germany — 1.4%
281	Volkswagen AG (Cost $54,506)	62,687

Short-Term Investment — 2.9%
	Investment Company — 2.9%
127,107	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $127,107)	127,107

	Total Investments — 97.8% (Cost $4,062,793)	4,352,025
	Other Assets in Excess of Liabilities — 2.2%	99,587

	NET ASSETS — 100.0%	$4,451,612

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	15.5%
Banks	12.2
Insurance	8.2
Internet Software & Services	8.0
Media	6.7
Oil, Gas & Consumable Fuels	4.9
Hotels, Restaurants & Leisure	4.4
Semiconductors & Semiconductor Equipment	4.0
Software	3.5
Technology Hardware, Storage & Peripherals	3.0
Health Care Equipment & Supplies	2.4
Automobiles	2.3
Communications Equipment	2.2
Construction & Engineering	2.1
Capital Markets	2.1
Wireless Telecommunication Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Chemicals	1.9
IT Services	1.7
Building Products	1.6
Airlines	1.5
Internet & Catalog Retail	1.1
Electrical Equipment	1.1
Others (each less than 1.0%)	2.7
Short-Term Investment	2.9

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $1,573,503 and 36.2%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$503,221
Aggregate gross unrealized depreciation	(213,989)

Net unrealized appreciation/depreciation	$289,232

Federal income tax cost of investments	$4,062,793

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$52,450	$—	$52,450
Canada	37,412	—	—	37,412
China	137,019	136,701	—	273,720
Finland	—	23,682	—	23,682
France	—	474,328	—	474,328
Germany	76,210	46,522	—	122,732
Hong Kong	—	70,104	—	70,104
Ireland	48,018	—	—	48,018
Israel	120,486	—	—	120,486
Japan	—	63,758	—	63,758
Netherlands	36,417	—	—	36,417
South Korea	—	97,571	—	97,571
Spain	36,218	—	—	36,218
Switzerland	137,918	109,245	—	247,163
United Kingdom	—	345,774	—	345,774
United States	2,111,054	1,344	—	2,112,398

Total Common Stocks	2,740,752	1,421,479	—	4,162,231

Preferred Stock
Germany	—	62,687	—	62,687

Total Preferred Stock	—	62,687	—	62,687

Short-Term Investment
Investment Company	127,107	—	—	127,107

Total Investments in Securities	$2,867,859	$1,484,166	$—	$4,352,025

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.6%
	United States — 3.6%
	ABFC Trust,
1,558	Series 2005-WF1, Class M1, VAR, 0.528%, 11/25/34	1,329
2,178	Series 2004-OPT3, Class M1, VAR, 0.918%, 09/25/33	2,051
426	Series 2003-OPT1, Class A1A, VAR, 0.988%, 04/25/33	404
1,299	Series 2004-HE1, Class M1, VAR, 1.068%, 03/25/34	1,201
2,358	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.040%, 01/25/35	2,262
	ACE Securities Corp. Home Equity Loan Trust,
3,289	Series 2004-HE4, Class M2, VAR, 1.143%, 12/25/34	3,214
5,654	Series 2003-OP1, Class M1, VAR, 1.218%, 12/25/33	5,337
1,804	Series 2003-FM1, Class M1, VAR, 1.458%, 11/25/32	1,601
3,847	Series 2004-OP1, Class M2, VAR, 1.743%, 04/25/34	3,541
1,090	American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 2.350%, 06/17/31 (e)	1,064
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
916	Series 2004-R1, Class A2, VAR, 0.768%, 02/25/34	871
356	Series 2004-R3, Class A1B, VAR, 0.868%, 05/25/34	351
8,075	Series 2004-R1, Class M1, VAR, 0.963%, 02/25/34	7,305
712	Series 2004-R1, Class M2, VAR, 1.038%, 02/25/34	635
565	Series 2004-R8, Class M1, VAR, 1.128%, 09/25/34	564
1,801	Series 2003-13, Class M1, VAR, 1.190%, 01/25/34	1,645
800	Series 2003-13, Class M2, VAR, 2.720%, 01/25/34	750
1,706	Argent Securities, Inc., Series 2003-W5, Class M2, VAR, 2.945%, 10/25/33	1,604
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
2,588	Series 2004-W3, Class A3, VAR, 0.990%, 02/25/34	2,310
2,775	Series 2004-W6, Class M1, VAR, 0.993%, 05/25/34	2,699

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,282	Series 2004-W7, Class M2, VAR, 1.070%, 05/25/34	1,213
1,031	Series 2004-W2, Class M2, VAR, 2.045%, 04/25/34	966
761	Series 2004-W2, Class M3, VAR, 2.270%, 04/25/34	652
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,896	Series 2001-HE3, Class A1, VAR, 0.707%, 11/15/31	2,722
1,162	Series 2001-HE3, Class M1, VAR, 1.067%, 11/15/31	1,075
2,199	Series 2003-HE4, Class M1, VAR, 1.406%, 08/15/33	2,074
280	Series 2003-HE3, Class M2, VAR, 3.167%, 06/15/33	268
3,090	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	3,065
815	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	818
3,390	Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, VAR, 1.745%, 12/25/34	3,345
	Bear Stearns Asset-Backed Securities Trust,
910	Series 2003-SD1, Class A, VAR, 1.068%, 12/25/33	850
2,724	Series 2004-SD4, Class A1, VAR, 1.068%, 08/25/44	2,751
1,505	Series 2003-SD1, VAR, 1.443%, 12/25/33	1,403
887	Series 2003-1, Class M1, VAR, 1.818%, 11/25/42	842
2,223	Series 2004-HE2, Class M2, VAR, 1.970%, 03/25/34	2,095
	Centex Home Equity Loan Trust,
776	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	724
2,134	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,653
2,058	Series 2005-A, Class M1, VAR, 0.648%, 01/25/35	1,909
1,334	Series 2004-C, Class M2, VAR, 0.700%, 06/25/34	1,181
2,347	Series 2004-A, Class M1, VAR, 0.768%, 01/25/34	2,163

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
457	Series 2004-D, Class MV2, VAR, 0.858%, 09/25/34	368
	Chase Funding Loan Acquisition Trust,
2,246	Series 2004-AQ1, Class M1, VAR, 1.263%, 05/25/34	1,994
2,108	Series 2004-OPT1, Class M2, VAR, 1.668%, 06/25/34	2,013
	Chase Funding Trust,
1,162	Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,115
2,228	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,303
2,698	Series 2003-6, Class 2A2, VAR, 0.748%, 11/25/34	2,485
1,772	Series 2004-1, Class 2M1, VAR, 0.918%, 09/25/33	1,623
3,296	Series 2003-6, Class 2M1, VAR, 0.918%, 11/25/34	3,057
233	Series 2003-4, Class M1, VAR, 1.068%, 03/25/33	221
634	Series 2003-5, Class 1M2, VAR, 5.244%, 09/25/32	541
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,054
	Citigroup Mortgage Loan Trust, Inc.,
378	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	369
1,378	Series 2006-WFH4, Class A3, VAR, 0.318%, 11/25/36	1,370
384	Series 2005-OPT1, Class M4, VAR, 1.218%, 02/25/35	297
	Countrywide Asset-Backed Certificates,
138	Series 2006-2, Class 2A2, VAR, 0.358%, 06/25/36	135
1,817	Series 2003-3, Class 3A, VAR, 0.708%, 11/25/33	1,661
14,942	Series 2004-2, Class M1, VAR, 0.918%, 05/25/34	14,174
6,417	Series 2004-3, Class M1, VAR, 0.918%, 06/25/34	6,138
5,634	Series 2003-BC1, Class A1, VAR, 0.968%, 03/25/33	5,180
1,022	Series 2004-1, Class M2, VAR, 0.993%, 03/25/34	943
860	Series 2004-3, Class M2, VAR, 0.993%, 06/25/34	796
1,835	Series 2004-1, Class 1M3, VAR, 1.143%, 02/25/34	1,717

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,110	Series 2004-6, Class M2, VAR, 1.143%, 10/25/34	1,035
1,523	Series 2004-ECC2, Class M2, VAR, 1.143%, 12/25/34	1,450
2,724	Series 2004-5, Class M2, VAR, 1.173%, 07/25/34	2,562
461	Series 2004-BC4, Class M1, VAR, 1.218%, 11/25/34	431
767	Series 2002-3, Class M1, VAR, 1.293%, 03/25/32	749
1,413	Series 2002-4, Class M1, VAR, 1.293%, 12/25/32	1,292
1,016	Series 2005-11, Class AF6, VAR, 4.976%, 02/25/36	1,053
1,107	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.198%, 12/25/35	1,097
	Equity One Mortgage Pass-Through Trust,
803	Series 2003-4, Class M1, SUB, 5.224%, 10/25/34	787
421	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	425
246	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.113%, 11/25/34	216
	First Franklin Mortgage Loan Trust,
1,294	Series 2006-FF8, Class IIA3, VAR, 0.318%, 07/25/36	1,226
5,284	Series 2005-FF10, Class A4, VAR, 0.488%, 11/25/35	5,189
1,524	Series 2005-FF11, Class A2D, VAR, 0.848%, 11/25/35	1,485
3,199	Series 2004-FF5, Class A1, VAR, 0.888%, 08/25/34	3,031
10,037	Series 2004-FF4, Class M1, VAR, 1.023%, 06/25/34	8,915
	Fremont Home Loan Trust,
3,768	Series 2004-2, Class M2, VAR, 1.098%, 07/25/34	3,551
917	Series 2004-B, Class M2, VAR, 1.113%, 05/25/34	834
1,319	Series 2004-C, Class M1, VAR, 1.143%, 08/25/34	1,229
2,536	GSAA Trust, Series 2005-6, Class A3, VAR, 0.538%, 06/25/35	2,425
	GSAMP Trust,
1,036	Series 2007-HE1, Class A2B, VAR, 0.268%, 03/25/47	1,023

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
3,762	Series 2006-HE4, Class A2C, VAR, 0.318%, 06/25/36	3,450
4,292	Series 2006-FM1, Class A2C, VAR, 0.328%, 04/25/36	2,965
3,021	Series 2007-SEA1, Class A, VAR, 0.468%, 12/25/36 (e)	2,799
828	Series 2005-SEA2, Class A1, VAR, 0.520%, 01/25/45 (e)	811
2,008	Series 2003-SEA, Class A1, VAR, 0.568%, 02/25/33	1,874
2,356	Series 2005-NC1, Class M1, VAR, 0.843%, 02/25/35	2,281
1,662	Series 2005-HE3, Class M2, VAR, 1.173%, 06/25/35	1,618
3,069	Series 2003-HE1, Class M1, VAR, 1.413%, 06/20/33	2,969
	Home Equity Asset Trust,
469	Series 2004-6, Class M2, VAR, 1.068%, 12/25/34	418
362	Series 2004-7, Class M2, VAR, 1.158%, 01/25/35	347
1,339	Series 2003-3, Class M1, VAR, 1.458%, 08/25/33	1,260
995	Series 2003-1, Class M1, VAR, 1.668%, 06/25/33	957
	Home Equity Mortgage Loan Asset-Backed Trust,
3,575	Series 2004-C, Class M1, VAR, 1.010%, 03/25/35	3,231
2,092	Series 2004-C, Class M2, VAR, 1.070%, 03/25/35	1,933
	Long Beach Mortgage Loan Trust,
671	Series 2005-WL2, Class M1, VAR, 0.638%, 08/25/35	664
1,250	Series 2001-2, Class M1, VAR, 1.008%, 07/25/31	1,184
204	Series 2004-3, Class M2, VAR, 1.068%, 07/25/34	196
697	Series 2003-4, Class M1, VAR, 1.188%, 08/25/33	670
3,689	Series 2002-5, Class M1, VAR, 1.413%, 11/25/32	3,456
810	Series 2004-3, Class M4, VAR, 1.781%, 07/25/34	754
	MASTR Asset-Backed Securities Trust,
3,259	Series 2005-NC1, Class M2, VAR, 0.918%, 12/25/34	3,003

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
816	Series 2004-OPT2, Class M1, VAR, 1.068%, 09/25/34	747
1,255	Series 2004-OPT2, Class M2, VAR, 1.143%, 09/25/34	1,105
	Merrill Lynch Mortgage Investors Trust,
1,428	Series 2003-OPT1, Class M1, VAR, 1.143%, 07/25/34	1,291
658	Series 2004-HE2, Class M1, VAR, 1.368%, 08/25/35	629
149	Series 2004-WMC5, Class M5, VAR, 1.893%, 07/25/35	141
	Morgan Stanley ABS Capital I, Inc. Trust,
1,775	Series 2005-HE1, Class M2, VAR, 0.873%, 12/25/34	1,708
391	Series 2005-NC1, Class M3, VAR, 0.933%, 01/25/35	314
1,699	Series 2005-HE1, Class M3, VAR, 0.948%, 12/25/34	1,394
3,837	Series 2004-NC3, Class M1, VAR, 0.963%, 03/25/34	3,643
10,403	Series 2004-HE1, Class M1, VAR, 1.023%, 01/25/34	9,582
5,610	Series 2004-HE3, Class M1, VAR, 1.023%, 03/25/34	5,309
7,339	Series 2004-NC5, Class M1, VAR, 1.068%, 05/25/34	6,688
3,413	Series 2004-HE6, Class M2, VAR, 1.068%, 08/25/34	3,274
3,026	Series 2004-WMC2, Class M1, VAR, 1.083%, 07/25/34	2,886
3,382	Series 2004-OP1, Class M2, VAR, 1.083%, 11/25/34	3,266
2,607	Series 2004-HE7, Class M2, VAR, 1.113%, 08/25/34	2,562
377	Series 2004-NC7, Class M3, VAR, 1.143%, 07/25/34	328
1,197	Series 2004-HE6, Class M3, VAR, 1.143%, 08/25/34	1,064
1,566	Series 2003-NC10, Class M1, VAR, 1.188%, 10/25/33	1,476
118	Series 2004-HE7, Class M3, VAR, 1.188%, 08/25/34	111
3,128	Series 2004-HE8, Class M2, VAR, 1.188%, 09/25/34	3,004
1,209	Series 2004-OP1, Class M3, VAR, 1.188%, 11/25/34	1,098
861	Series 2004-NC8, Class M3, VAR, 1.278%, 09/25/34	802

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
1,163	Series 2004-HE8, Class M3, VAR, 1.293%, 09/25/34	1,088
1,131	Series 2004-HE2, Class M2, VAR, 1.968%, 03/25/34	1,047
1,520	Series 2004-WMC2, Class M2, VAR, 1.968%, 07/25/34	1,447
1,796	Series 2004-HE3, Class M2, VAR, 2.043%, 03/25/34	1,695
943	Series 2004-NC6, Class M2, VAR, 2.043%, 07/25/34	872
1,333	Series 2004-HE2, Class M3, VAR, 2.343%, 03/25/34	616
	New Century Home Equity Loan Trust,
374	Series 2005-1, Class M3, VAR, 0.948%, 03/25/35	305
1,501	Series 2004-4, Class M2, VAR, 0.963%, 02/25/35	1,357
308	Series 2004-2, Class M2, VAR, 1.098%, 08/25/34	282
4,168	Series 2004-3, Class M2, VAR, 1.143%, 11/25/34	3,971
648	Series 2004-3, Class M3, VAR, 1.233%, 11/25/34	549
926	Series 2003-3, Class M1, VAR, 1.353%, 07/25/33	882
1,433	Series 2004-2, Class M4, VAR, 1.968%, 08/25/34	1,322
1,223	Series 2004-2, Class M6, VAR, 2.418%, 08/25/34	986
1,318	Series 2003-B, Class M2, VAR, 2.643%, 11/25/33	1,257
	NovaStar Mortgage Funding Trust,
4,395	Series 2004-2, Class M4, VAR, 1.968%, 09/25/34	3,883
1,700	Series 2003-3, Class M2, VAR, 2.643%, 12/25/33	1,638
1,191	Series 2003-2, Class M2, VAR, 2.943%, 09/25/33	1,090
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
950	Series 2003-2, Class A2, VAR, 0.768%, 04/25/33	879
8,059	Series 2003-5, Class A1, VAR, 0.808%, 08/25/33	7,558
658	Series 2003-5, Class A2, VAR, 0.808%, 08/25/33	619
4,204	Series 2002-6, Class A1, VAR, 0.928%, 11/25/32	3,988

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,041	Series 2002-6, Class A2, VAR, 0.968%, 11/25/32	978
830	Series 2003-2, Class M1, VAR, 1.143%, 04/25/33	717
1,919	Series 2003-3, Class M1A, VAR, 1.728%, 06/25/33	1,793
551	Series 2003-5, Class M2, VAR, 2.493%, 08/25/33	505
	Option One Mortgage Loan Trust,
7,573	Series 2002-3, Class A1, VAR, 0.668%, 08/25/32	7,126
1,120	Series 2002-3, Class A2, VAR, 0.708%, 08/25/32	1,021
12,041	Series 2004-2, Class M1, VAR, 0.963%, 05/25/34	11,084
2,104	Series 2003-1, Class A2, VAR, 1.008%, 02/25/33	1,958
1,824	Series 2004-3, Class M2, VAR, 1.023%, 11/25/34	1,715
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.893%, 10/25/34	1,293
	Progress Residential Trust,
7,900	Series 2014-SFR1, Class A, VAR, 1.268%, 10/17/31 (e)	7,797
3,325	Series 2014-SFR1, Class E, VAR, 4.318%, 10/17/31 (e)	3,353
	RAMP Trust,
358	Series 2004-RS11, Class M1, VAR, 1.098%, 11/25/34	352
1,025	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,014
	RASC Trust,
2,312	Series 2006-KS7, Class A3, VAR, 0.318%, 09/25/36	2,243
3,286	Series 2006-KS5, Class A3, VAR, 0.328%, 07/25/36	3,146
1,096	Series 2001-KS3, Class AII, VAR, 0.628%, 09/25/31	1,018
2,773	Series 2005-KS2, Class M1, VAR, 0.813%, 03/25/35	2,525
	Renaissance Home Equity Loan Trust,
1,449	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,470
1,920	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,877
1,914	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,774

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
1,522	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,313
1,425	Series 2005-2, Class AV3, VAR, 0.538%, 08/25/35	1,286
881	Series 2004-1, Class M1, VAR, 0.748%, 05/25/34	794
1,416	Series 2003-3, Class M1, VAR, 0.898%, 12/25/33	1,348
3,787	Series 2003-4, Class M1, VAR, 1.018%, 03/25/34	3,455
298	Series 2003-2, Class A, VAR, 1.050%, 08/25/33	280
2,671	Series 2002-3, Class M1, VAR, 1.668%, 12/25/32	2,601
666	Series 2003-1, Class M1, VAR, 1.668%, 06/25/33	583
947	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 1.745%, 08/25/34	895
	Saxon Asset Securities Trust,
1,233	Series 2006-2, Class A3C, VAR, 0.318%, 09/25/36	1,148
4,207	Series 2003-3, Class M1, VAR, 1.145%, 12/25/33	3,958
1,629	Series 2004-2, Class MV2, VAR, 1.970%, 08/25/35	1,544
583	Series 2004-2, Class AF3, VAR, 4.985%, 08/25/35	590
	Securitized Asset-Backed Receivables LLC Trust,
3,942	Series 2005-OP1, Class M2, VAR, 0.843%, 01/25/35	3,708
3,874	Series 2004-NC1, Class M1, VAR, 0.948%, 02/25/34	3,601
2,140	Series 2004-OP2, Class M1, VAR, 1.143%, 08/25/34	1,987
2,943	Series 2005-FR2, Class M2, VAR, 1.143%, 03/25/35	2,774
1,249	Series 2004-OP1, Class M2, VAR, 1.818%, 02/25/34	1,106
3,591	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M2, VAR, 1.773%, 02/25/35	3,323
	Structured Asset Investment Loan Trust,
3,985	Series 2005-HE2, Class M1, VAR, 0.888%, 07/25/35	3,730
16,550	Series 2004-6, Class A3, VAR, 0.968%, 07/25/34	15,661

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
733	Series 2004-8, Class M2, VAR, 1.098%, 09/25/34	645
1,931	Series 2003-BC12, Class M1, VAR, 1.143%, 11/25/33	1,802
5,806	Series 2004-1, Class M1, VAR, 1.143%, 02/25/34	5,543
636	Series 2003-BC10, Class A4, VAR, 1.168%, 10/25/33	602
5,309	Series 2004-7, Class M1, VAR, 1.218%, 08/25/34	5,025
3,818	Series 2003-BC7, Class M1, VAR, 1.293%, 07/25/33	3,695
1,055	Series 2004-BNC1, Class A5, VAR, 1.408%, 09/25/34	1,010
853	Series 2003-BC3, Class M1, VAR, 1.593%, 04/25/33	832
3,393	Series 2003-BC11, Class M2, VAR, 2.718%, 10/25/33	3,353
109	Series 2004-1, Class M2, VAR, 2.868%, 02/25/34	106
244	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.518%, 04/25/33	238
4,105	VOLT XXIV LLC, Series 2014-NPL3, Class A2, SUB, 4.750%, 11/25/53 (e)	4,103
	Wells Fargo Home Equity Asset-Backed Securities Trust,
108	Series 2004-2, Class A21B, VAR, 0.588%, 10/25/34	104
2,776	Series 2004-2, Class M1, VAR, 0.768%, 10/25/34	2,687
2,017	Series 2004-2, Class M4, VAR, 1.368%, 10/25/34	1,863
1,188	Series 2004-2, Class M5, VAR, 1.418%, 10/25/34	1,122
351	Series 2004-2, Class M8A, VAR, 3.168%, 10/25/34 (e)	333
351	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	328
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
775	Series 2004-1, Class M2, VAR, 0.798%, 04/25/34	692
1,253	Series 2004-1, Class M4, VAR, 1.318%, 04/25/34	1,000

	Total Asset-Backed Securities (Cost $414,122)	435,186

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 4.4%
	Non-Agency CMO — 4.4%
	United States — 4.4%
	Adjustable Rate Mortgage Trust
8,391	Series 2004-2, Class 6A1, VAR, 2.504%, 02/25/35	8,391
9,111	Series 2004-4, Class 4A1, VAR, 2.682%, 03/25/35	9,126
	Alternative Loan Trust
684	Series 2004-4CB, Class 1A1, 4.250%, 04/25/34	695
192	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	198
301	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	307
121	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	121
388	Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	401
1,744	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,689
247	Series 2003-J1, Class 1A2, 5.250%, 10/25/33	253
749	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	750
2,051	Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,018
1,026	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	992
350	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	323
908	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	933
7,982	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	7,870
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,879
10,066	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	9,839
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	863
3,662	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,470
9,348	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	9,358
5,820	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	5,953
492	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	453

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
5,070	Series 2005-23CB, Class A15, 5.500%, 07/25/35	4,912
899	Series 2005-J14, Class A3, 5.500%, 12/25/35	798
4,778	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	4,520
1,888	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,786
1,090	Series 2005-86CB, Class A4, 5.500%, 02/25/36	966
434	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	391
2,481	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,342
1,448	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	1,296
1,165	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,165
364	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	365
563	Series 2007-25, Class 2A1, 6.000%, 11/25/22	540
2,401	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	2,504
784	Series 2004-27CB, Class A1, 6.000%, 12/25/34	787
2,224	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,332
9,125	Series 2005-21CB, Class A17, 6.000%, 06/25/35	9,333
1,514	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,340
675	Series 2006-25CB, Class A2, 6.000%, 10/25/36	610
453	Series 2007-8CB, Class A9, 6.000%, 05/25/37	418
337	Series 2007-19, Class 1A8, 6.000%, 08/25/37	283
1,786	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,792
626	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.357%, 06/25/45	611
	Banc of America Alternative Loan Trust
1,410	Series 2005-12, Class 5A1, 5.250%, 01/25/21	1,412
416	Series 2005-3, Class 2A1, 5.500%, 04/25/20	429

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
399	Series 2005-4, Class 3A1, 5.500%, 05/25/20	404
273	Series 2005-6, Class 7A1, 5.500%, 07/25/20	276
140	Series 2005-6, Class 5A4, 5.500%, 07/25/35	129
1,692	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,458
30	Series 2006-4, Class 2A1, 6.000%, 05/25/21	29
1,638	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,391
1,374	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,123
	Banc of America Funding Trust
568	Series 2007-4, Class 8A1, 5.500%, 11/25/34	550
6,799	Series 2005-6, Class 1A2, 5.500%, 10/25/35	6,378
1,422	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,392
3,465	Series 2005-7, Class 4A7, 6.000%, 11/25/35	3,560
3,981	Series 2006-A, Class 1A1, VAR, 2.649%, 02/20/36	3,951
	Banc of America Mortgage Trust
1,016	Series 2007-3, Class 1A1, 6.000%, 09/25/37	927
2,100	Series 2004-A, Class 2A2, VAR, 2.663%, 02/25/34	2,086
784	Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1, VAR, 0.328%, 02/25/34	702
1,351	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.173%, 10/25/34	1,081
624	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	613
	Chase Mortgage Finance Trust
2,605	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	2,286
1,776	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,607
518	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	461
21,757	Series 2007-A2, Class 3A1, VAR, 2.560%, 07/25/37	21,662

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	CHL Mortgage Pass-Through Trust
456	Series 2005-20, Class A7, 5.250%, 12/25/27	439
860	Series 2005-5, Class A2, 5.500%, 03/25/35	877
564	Series 2005-30, Class A5, 5.500%, 01/25/36	563
370	Series 2007-10, Class A4, 5.500%, 07/25/37	332
436	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	430
3,904	Series 2006-10, Class 1A16, 6.000%, 05/25/36	3,705
1,174	Series 2006-17, Class A2, 6.000%, 12/25/36	1,070
7,651	Series 2006-18, Class 2A4, 6.000%, 12/25/36	7,039
393	Series 2007-2, Class A2, 6.000%, 03/25/37	354
3,193	Series 2007-3, Class A18, 6.000%, 04/25/37	2,989
991	Series 2007-13, Class A4, 6.000%, 08/25/37	951
221	Series 2006-15, Class A1, 6.250%, 10/25/36	198
1,284	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,069
5,650	Series 2004-25, Class 2A1, VAR, 0.508%, 02/25/35	5,080
398	Series 2003-27, Class A1, VAR, 2.520%, 06/25/33	392
2,003	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,985
1,663	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	1,646
	Citigroup Mortgage Loan Trust, Inc.
3,130	Series 2005-9, Class 2A2, 5.500%, 11/25/35	3,105
2,371	Series 2006-8, Class A3, VAR, 0.518%, 10/25/35 (e)	1,911
823	Series 2005-3, Class 2A2A, VAR, 2.559%, 08/25/35	816
2,136	Series 2005-4, Class A, VAR, 5.215%, 08/25/35	2,080
61	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	62

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
	Credit Suisse First Boston Mortgage Securities Corp.
140	Series 2005-10, Class 12A1, 5.250%, 11/25/20	140
8,268	Series 2005-2, Class 1A2, 5.250%, 01/25/28	8,398
5,114	Series 2005-10, Class 11A1, 5.500%, 11/25/20	5,241
12,380	Series 2004-4, Class 4A1, 5.500%, 08/25/34	12,972
296	Series 2004-8, Class 4A3, 5.500%, 12/25/34	303
1,803	Series 2005-4, Class 3A17, 5.500%, 06/25/35	1,833
868	Series 2005-10, Class 5A3, 5.500%, 11/25/35	758
2,053	Series 2004-AR5, Class 6A1, VAR, 2.466%, 06/25/34	2,044
4,312	Series 2004-AR6, Class 7A1, VAR, 2.520%, 10/25/34	4,378
7,083	Series 2004-AR4, Class 4A1, VAR, 2.554%, 05/25/34	7,097
	CSMC Mortgage-Backed Trust
410	Series 2007-3, Class 4A5, 5.000%, 04/25/37	382
1,802	Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,709
141	Series 2006-8, Class 5A1, VAR, 5.587%, 10/25/26	120
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
175	Series 2005-2, Class 2A1, VAR, 0.468%, 03/25/20	162
480	Series 2005-1, Class 2A1, VAR, 5.751%, 02/25/20	495
6,455	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.428%, 08/19/45	5,782
880	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.768%, 04/25/24	826
	First Horizon Alternative Mortgage Securities Trust
357	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	357
1,598	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	1,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	First Horizon Mortgage Pass-Through Trust
6,509	Series 2005-5, Class 1A6, 5.500%, 10/25/35	6,339
161	Series 2006-2, Class 1A7, 6.000%, 08/25/36	157
1,224	Series 2006-2, Class 1A3, 6.000%, 08/25/36	1,188
1,050	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,053
679	Series 2004-AR7, Class 4A1, VAR, 2.482%, 02/25/35	662
	GMACM Mortgage Loan Trust
1,763	Series 2004-AR2, Class 3A, VAR, 2.921%, 08/19/34	1,713
1,102	Series 2005-AR1, Class 3A, VAR, 2.954%, 03/18/35	1,084
2,165	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,819
	GSR Mortgage Loan Trust
1,126	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	1,057
624	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	668
804	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	829
2,304	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	2,175
3,731	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	3,523
1,306	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,246
355	Series 2005-AR3, Class 6A1, VAR, 2.616%, 05/25/35	329
8,405	Series 2005-AR4, Class 3A5, VAR, 2.728%, 07/25/35	8,133
656	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.478%, 08/19/45	604
	Impac CMB Trust
1,108	Series 2005-4, Class 1A1A, VAR, 0.438%, 05/25/35	1,020
1,036	Series 2005-1, Class 1A1, VAR, 0.688%, 04/25/35	946
574	Series 2004-10, Class 3A1, VAR, 0.868%, 03/25/35	551
2,425	Series 2004-5, Class 1A1, VAR, 0.888%, 10/25/34	2,347

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
6,746	Series 2004-9, Class 1A1, VAR, 0.928%, 01/25/35	6,099
4,939	Series 2004-6, Class 1A2, VAR, 0.948%, 10/25/34	4,626
883	Series 2004-5, Class 1M2, VAR, 1.038%, 10/25/34	805
1,683	Series 2004-7, Class 1A2, VAR, 1.088%, 11/25/34	1,570
646	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	606
	IndyMac INDX Mortgage Loan Trust
2,258	Series 2005-AR14, Class 2A1A, VAR, 0.468%, 07/25/35	2,003
964	Series 2005-AR3, Class 3A1, VAR, 2.461%, 04/25/35	927
	JP Morgan Mortgage Trust
417	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	410
323	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	323
260	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	260
429	Series 2004-A6, Class 1A1, VAR, 2.450%, 12/25/34	422
1,085	Series 2007-A1, Class 2A2, VAR, 2.482%, 07/25/35	1,078
1,318	Series 2005-A3, Class 6A6, VAR, 2.583%, 06/25/35	1,315
558	Series 2005-A8, Class 1A1, VAR, 5.026%, 11/25/35	530
2,980	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	2,698
	Lehman XS Trust
9,573	Series 2005-7N, Class 1A1A, VAR, 0.438%, 12/25/35	8,226
14,217	Series 2005-5N, Class 3A1A, VAR, 0.468%, 11/25/35	12,574
	MASTR Alternative Loan Trust
1,897	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,759
1,156	Series 2005-3, Class 1A1, 5.500%, 04/25/35	1,171
1,896	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,683
602	Series 2005-5, Class 3A1, 5.750%, 08/25/35	528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,416	Series 2004-12, Class 3A1, 6.000%, 12/25/34	3,609
1,121	Series 2004-8, Class 1A1, 6.500%, 09/25/34	1,195
	Merrill Lynch Mortgage Investors Trust
877	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	785
387	Series 2005-1, Class 2A1, VAR, 2.130%, 04/25/35	366
	Morgan Stanley Mortgage Loan Trust
364	Series 2005-4, Class 1A, 5.000%, 08/25/35	371
3,424	Series 2006-2, Class 1A, 5.250%, 02/25/21	3,301
999	Series 2004-8AR, Class 4A1, VAR, 2.430%, 10/25/34	990
1,459	Series 2004-9, Class 1A, VAR, 5.608%, 11/25/34	1,513
10,535	MortgageIT Trust, Series 2005-3, Class A1, VAR, 0.468%, 08/25/35	10,032
285	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	293
	RALI Trust
172	Series 2003-QS20, Class CB, 5.000%, 11/25/18	176
5,044	Series 2005-QS6, Class A1, 5.000%, 05/25/35	4,743
304	Series 2005-QS2, Class A1, 5.500%, 02/25/35	299
189	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	181
2,338	Series 2005-QS17, Class A3, 6.000%, 12/25/35	2,080
4,466	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,701
830	Series 2004-QS15, Class A2, VAR, 0.568%, 11/25/34	796
4,233	Series 2004-QA3, Class CB2, VAR, 3.478%, 08/25/34	4,341
	Residential Asset Securitization Trust
587	Series 2004-A6, Class A1, 5.000%, 08/25/19	602
775	Series 2004-A8, Class A1, 5.250%, 11/25/34	799
6,605	Series 2005-A3, Class A2, 5.500%, 04/25/35	6,010

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
298	Series 2005-A14, Class A1, 5.500%, 12/25/35	268
4,044	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	3,747
	RFMSI Trust
1,384	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	1,402
1,014	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,042
375	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	370
379	Series 2005-S7, Class A6, 5.500%, 11/25/35	383
110	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	107
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
11,072	Series 2004-10, Class 1A1, VAR, 5.436%, 06/25/34	11,482
1,178	Series 2003-35, Class B1, VAR, 5.529%, 12/25/33	979
951	Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A3, 5.500%, 05/25/35	978
	WaMu Mortgage Pass-Through Certificates Trust
95	Series 2005-AR15, Class A1A1, VAR, 0.428%, 11/25/45	87
2,698	Series 2004-AR10, Class A1B, VAR, 0.588%, 07/25/44	2,587
931	Series 2006-AR2, Class 1A1, VAR, 2.317%, 03/25/36	861
2,005	Series 2005-AR16, Class 1A1, VAR, 2.339%, 12/25/35	1,901
5,315	Series 2005-AR14, Class 1A3, VAR, 2.340%, 12/25/35	5,114
3,290	Series 2005-AR14, Class 1A4, VAR, 2.340%, 12/25/35	3,177
231	Series 2005-AR18, Class 1A3A, VAR, 2.354%, 01/25/36	229
690	Series 2005-AR7, Class A3, VAR, 2.356%, 08/25/35	678
2,999	Series 2005-AR5, Class A6, VAR, 2.369%, 05/25/35	2,991
3,739	Series 2004-AR11, Class A, VAR, 2.426%, 10/25/34	3,721

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,888	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,760
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3,303	Series 2005-1, Class 1A3, 5.500%, 03/25/35	3,232
1,468	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,356
2,313	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,186
3,047	Series 2007-1, Class 2A1, 6.000%, 01/25/22	2,966
468	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	374
	Wells Fargo Mortgage-Backed Securities Trust
1,998	Series 2006-5, Class 1A5, 5.250%, 04/25/36	2,000
53	Series 2007-5, Class 2A3, 5.500%, 05/25/22	54
669	Series 2005-10, Class A2, 5.500%, 10/25/35	691
3,484	Series 2006-4, Class 1A9, 5.750%, 04/25/36	3,598
772	Series 2007-2, Class 1A13, 6.000%, 03/25/37	751
1,359	Series 2007-15, Class A1, 6.000%, 11/25/37	1,351
18,496	Series 2004-N, Class A6, VAR, 2.595%, 08/25/34	18,512
901	Series 2005-AR4, Class 2A2, VAR, 2.599%, 04/25/35	911
4,015	Series 2005-AR16, Class 6A3, VAR, 2.605%, 10/25/35	4,028
5,485	Series 2005-AR8, Class 1A1, VAR, 2.612%, 06/25/35	5,583
741	Series 2006-AR2, Class 2A3, VAR, 2.613%, 03/25/36	733
319	Series 2005-AR2, Class 2A2, VAR, 2.614%, 03/25/35	324
2,826	Series 2005-AR10, Class 1A1, VAR, 2.614%, 06/25/35	2,885
983	Series 2005-AR11, Class 1A1, VAR, 2.615%, 06/25/35	975
4,349	Series 2006-AR6, Class 5A1, VAR, 2.615%, 03/25/36	4,353

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
1,026	Series 2004-Q, Class 1A2, VAR, 2.615%, 09/25/34	1,037
7,540	Series 2004-M, Class A1, VAR, 2.615%, 08/25/34	7,657
3,845	Series 2005-AR5, Class 1A1, VAR, 2.615%, 04/25/35	3,842
13,652	Series 2004-DD, Class 1A1, VAR, 2.615%, 01/25/35	13,640
1,433	Series 2004-BB, Class A5, VAR, 2.616%, 01/25/35	1,422
591	Series 2004-DD, Class 2A6, VAR, 2.616%, 01/25/35	588
644	Series 2005-AR16, Class 7A1, VAR, 5.222%, 10/25/35	636
854	Series 2006-AR19, Class A3, VAR, 5.469%, 12/25/36	829

	Total Collateralized Mortgage Obligations (Cost $512,454)	524,187

Commercial Mortgage-Backed Securities — 0.7%
	United States — 0.7%
3,270	Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.764%, 05/10/45	3,376
	Bear Stearns Commercial Mortgage Securities Trust,
2,350	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	2,415
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	6,709
3,055	Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	3,151
2,080	Series 2007-PW17, Class AJ, VAR, 5.898%, 06/11/50	2,141
5,769	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.226%, 07/15/44	5,776
	CD Mortgage Trust,
3,159	Series 2007-CD5, Class D, VAR, 6.124%, 11/15/44 (e)	3,107
2,400	Series 2007-CD5, Class B, VAR, 6.124%, 11/15/44	2,551
2,560	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.468%, 02/15/39	2,590
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	4,260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
4,850	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, VAR, 5.795%, 06/15/49	5,118
2,410	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	2,501
	Morgan Stanley Capital I Trust,
3,018	Series 2005-HQ7, Class C, VAR, 5.201%, 11/14/42	3,044
1,450	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,490
3,480	Series 2006-HQ8, Class C, VAR, 5.488%, 03/12/44	3,501
5,225	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,436
2,922	Series 2007-HQ11, Class D, VAR, 5.538%, 02/12/44	2,920
1,725	Series 2006-HQ9, Class AJ, VAR, 5.862%, 07/12/44	1,729
	Wachovia Bank Commercial Mortgage Trust,
5,100	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	5,203
4,775	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	4,961
2,650	Series 2007-C33, Class B, VAR, 5.943%, 02/15/51	2,716
2,075	Series 2007-C33, Class AJ, VAR, 5.943%, 02/15/51	2,186
2,500	Series 2007-C34, Class AJ, VAR, 5.951%, 05/15/46	2,601

	Total Commercial Mortgage-Backed Securities (Cost $80,104)	79,482

SHARES
Common Stocks — 46.0%
	Australia — 1.7%
1,093	Australia & New Zealand Banking Group Ltd. (m)	27,893
1,786	Dexus Property Group (m)	10,665
8,306	Goodman Group (m)	39,375
9,599	Mirvac Group (m)	14,357
3,117	Scentre Group (m) (a)	9,158
1,568	Suncorp Group Ltd.	17,866
5,352	Transurban Group	38,277

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Australia –– continued
5,450	Westfield Corp. (m)	41,577

		199,168

	Belgium — 0.3%
140	Ageas	4,788
175	Belgacom S.A.	6,515
152	Solvay S.A.	20,794
62	Warehouses De Pauw S.C.A. (m)	4,729

		36,826

	Bermuda — 0.0% (g)
30	Validus Holdings Ltd.	1,196

	Brazil — 0.3%
313	AES Tiete S.A.	1,591
1,339	AMBEV S.A., ADR	8,811
874	Banco do Brasil S.A.	6,731
490	CCR S.A.	2,790
978	Cia Energetica de Minas Gerais, ADR	4,409
190	Embraer S.A., ADR	6,715
610	Tractebel Energia S.A.	7,076
336	Vale S.A., ADR	2,104

		40,227

	Canada — 0.8%
474	Allied Properties Real Estate Investment Trust (m)	14,930
585	Bank of Nova Scotia (The) (m)	28,103
308	Canadian Apartment Properties REIT (m)	6,903
138	Canadian Real Estate Investment Trust (m)	5,218
319	H&R Real Estate Investment Trust (m)	6,136
574	RioCan Real Estate Investment Trust (m)	13,306
441	TransCanada Corp. (m)	19,620

		94,216

	China — 1.0%
16,948	Bank of China Ltd., Class H	9,461
11,255	China Construction Bank Corp., Class H	9,009
3,059	China Shenhua Energy Co., Ltd., Class H	8,396
2,392	CNOOC Ltd.	3,174
44,608	Industrial & Commercial Bank of China Ltd., Class H	31,811
1,698	Jiangsu Expressway Co., Ltd., Class H	2,107
1,598	MGM China Holdings Ltd.	3,872
15,064	PetroChina Co., Ltd., Class H	16,358
11,761	Wynn Macau Ltd.	32,567

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	China –– continued
2,028	Zhejiang Expressway Co., Ltd., Class H	2,581

		119,336

	Denmark — 0.2%
1,093	Danske Bank A/S (m)	28,279
662	TDC A/S	4,896
47	Tryg A/S	5,543

		38,718

	Finland — 0.8%
191	Elisa OYJ	5,083
221	Fortum OYJ	4,724
135	Kone OYJ, Class B	6,096
283	Neste Oil OYJ	7,866
845	Nokia OYJ	6,500
152	Orion OYJ, Class B	5,023
131	Sampo OYJ, Class A	6,329
580	Stora Enso OYJ, Class R	5,628
2,649	UPM-Kymmene OYJ	46,563

		93,812

	France — 2.0%
1,539	AXA S.A.	35,997
245	CNP Assurances	4,303
377	Credit Agricole S.A.	4,475
170	Electricite de France S.A.	4,596
53	Fonciere Des Regions (m)	5,419
78	Gaztransport Et Technigaz S.A.	4,428
1,856	GDF Suez	41,174
39	Gecina S.A. (m)	5,099
49	ICADE (m)	4,287
171	Klepierre (m)	8,052
183	Lagardere S.C.A.	5,005
784	Natixis S.A.	4,986
509	Orange S.A.	8,952
268	Rexel S.A.	5,000
180	SCOR SE	5,591
86	Societe Generale S.A.	3,451
284	Suez Environnement Co.	5,225
270	Total S.A.	13,868
295	Unibail-Rodamco SE (m)	82,952
287	Veolia Environnement S.A.	5,266

		258,126

	Germany — 2.1%
263	Allianz SE	43,304

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Germany –– continued
769	alstria office REIT-AG (m) (a)	9,840
78	Axel Springer SE	4,804
770	Daimler AG	69,744
219	Deutsche Annington Immobilien SE	7,594
1,364	Deutsche Post AG	44,150
2,278	Deutsche Telekom AG	39,275
58	Hannover Rueck SE	5,231
38	Muenchener Rueckversicherungs-Gesellschaft AG	7,556
121	ProSiebenSat.1 Media AG	5,374
862	Telefonica Deutschland Holding AG (a)	4,780
340	TUI AG (a)	5,886

		247,538

	Hong Kong — 0.6%
758	China Mobile Ltd.	9,930
2,652	China Resources Power Holdings Co., Ltd.	7,425
428	Hang Seng Bank Ltd. (m)	7,491
1,033	Hongkong Land Holdings Ltd.	7,655
2,455	Link REIT (The) (m)	16,604
4,120	New World Development Co., Ltd. (m)	4,912
1,153	Sands China Ltd.	5,614
306	VTech Holdings Ltd.	4,312
761	Wharf Holdings Ltd. (The) (m)	6,165

		70,108

	Hungary — 0.0% (g)
438	OTP Bank plc	5,803

	India — 0.1%
1,640	Coal India Ltd. (a)	9,513

	Indonesia — 0.1%
1,144	Indo Tambangraya Megah Tbk PT	1,507
11,242	Perusahaan Gas Negara Persero Tbk PT	4,466
47,198	Telekomunikasi Indonesia Persero Tbk PT	10,478

		16,451

	Ireland — 0.3%
508	Accenture plc, Class A	42,685

	Italy — 0.8%
217	Atlantia S.p.A.	5,598
1,941	Eni S.p.A.	32,664
12,261	Intesa Sanpaolo S.p.A.	35,855
1,007	Snam S.p.A.	4,927
1,033	Terna Rete Elettrica Nazionale S.p.A.	4,528

SHARES	SECURITY DESCRIPTION	VALUE
	Italy –– continued
1,330	UnipolSai S.p.A.	3,687

		87,259

	Japan — 2.6%
4	GLP J-Reit (m)	4,558
759	Japan Airlines Co., Ltd.	25,686
3	Japan Logistics Fund, Inc. (m)	6,506
1	Japan Real Estate Investment Corp. (m)	3,357
1,655	Japan Tobacco, Inc. (m)	45,071
9,803	Mitsubishi UFJ Financial Group, Inc.	52,096
2,172	Mitsui & Co., Ltd. (m)	27,637
4	Nippon Prologis REIT, Inc. (m)	9,415
698	Nippon Telegraph & Telephone Corp. (m)	41,312
5	Orix JREIT, Inc. (m)	7,196
504	Seven & I Holdings Co., Ltd.	18,440
1,041	Toyota Motor Corp. (m)	67,127

		308,401

	Luxembourg — 0.0% (g)
99	SES S.A.	3,614

	Malaysia — 0.0% (g)
923	Lafarge Malaysia Bhd (m)	2,521

	Mexico — 0.1%
3,691	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	7,166

	Netherlands — 1.0%
218	Delta Lloyd N.V.	4,111
197	Koninklijke Ahold N.V.	3,561
152	NN Group N.V. (a)	4,134
2,581	Royal Dutch Shell plc, Class A	78,653
691	Royal Dutch Shell plc, Class B	21,868
217	Vastned Retail N.V. (m)	10,747

		123,074

	Norway — 0.1%
289	Gjensidige Forsikring ASA	4,870
442	Orkla ASA	3,257
213	Statoil ASA	3,566
261	Telenor ASA	5,612

		17,305

	Poland — 0.1%
59	Powszechny Zaklad Ubezpieczen S.A.	8,050

	Portugal — 0.0% (g)
1,227	EDP - Energias de Portugal S.A.	4,666

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Qatar — 0.0% (g)
129	Industries Qatar QSC	5,246

	Russia — 0.2%
181	Lukoil OAO, ADR	7,122
224	MegaFon OAO, Reg. S, GDR	3,057
669	MMC Norilsk Nickel OJSC, ADR	11,044
491	Mobile TeleSystems OJSC, ADR	3,861
170	PhosAgro OAO, Reg. S, GDR	1,858
367	Severstal PAO, Reg. S, GDR	3,344

		30,286

	Singapore — 0.5%
2,150	Ascendas Real Estate Investment Trust (m)	3,910
11,890	CapitaCommercial Trust (m)	15,557
8,732	Hutchison Port Holdings Trust, Class U	6,226
4,468	Mapletree Logistics Trust (m)	3,963
13,483	Singapore Telecommunications Ltd. (m)	40,604

		70,260

	South Africa — 0.8%
757	AVI Ltd.	5,488
611	Barclays Africa Group Ltd.	10,383
389	Bidvest Group Ltd. (The)	10,746
451	Imperial Holdings Ltd.	7,942
656	Investec plc	5,508
2,381	Life Healthcare Group Holdings Ltd.	8,861
1,374	MTN Group Ltd.	23,731

		72,659

	South Korea — 0.4%
266	Kangwon Land, Inc. (a)	7,844
103	KT&G Corp.	7,536
895	SK Telecom Co., Ltd., ADR	25,729

		41,109

	Spain — 0.6%
176	Abertis Infraestructuras S.A.	3,456
947	CaixaBank S.A.	4,125
168	Enagas S.A.	5,317
268	Ferrovial S.A.	5,310
171	Gas Natural SDG S.A.	4,022
1,097	Iberdrola S.A.	7,569
1,256	Mapfre S.A.	4,227
59	Red Electrica Corp. S.A.	5,025
1,471	Repsol S.A.	26,063
667	Telefonica S.A.	10,002

		75,116

SHARES	SECURITY DESCRIPTION	VALUE
	Sweden — 1.1%
1,220	Electrolux AB, Series B (m)	37,548
615	Nordea Bank AB	7,810
518	Skandinaviska Enskilda Banken AB, Class A	6,238
266	Skanska AB, Class B	5,894
149	Svenska Handelsbanken AB, Class A	7,064
1,192	Swedbank AB, Class A	28,824
494	Tele2 AB, Class B	5,590
612	Telefonaktiebolaget LM Ericsson, Class B (m)	7,418
851	TeliaSonera AB	5,244

		111,630

	Switzerland — 2.1%
46	Baloise Holding AG	5,961
10	Banque Cantonale Vaudoise	5,851
87	Cembra Money Bank AG	5,286
809	Nestle S.A.	61,756
503	Novartis AG	49,057
225	Roche Holding AG	60,729
71	Swiss Prime Site AG (a)	6,142
566	Swiss Re AG	51,070
5	Swisscom AG	2,858
28	Zurich Insurance Group AG (a)	9,379

		258,089

	Taiwan — 1.3%
2,394	Asustek Computer, Inc.	25,021
2,948	Cheng Shin Rubber Industry Co., Ltd.	7,106
867	Chicony Electronics Co., Ltd.	2,379
1,705	Delta Electronics, Inc.	10,414
1,605	Far EasTone Telecommunications Co., Ltd. (a)	3,921
555	MediaTek, Inc.	8,439
735	Novatek Microelectronics Corp.	4,043
1,024	President Chain Store Corp.	7,872
7,000	Quanta Computer, Inc.	17,059
1,541	Radiant Opto-Electronics Corp.	4,875
17,825	Siliconware Precision Industries Co., Ltd.	30,057
511	Simplo Technology Co., Ltd.	2,508
2,550	Taiwan Mobile Co., Ltd.	8,409
492	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,182
1,073	Tripod Technology Corp.	2,323

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Taiwan — continued
1,200	Vanguard International Semiconductor Corp.	2,033

		147,641

	Thailand — 0.2%
1,498	Advanced Info Service PCL	11,193
981	Bangkok Expressway PCL	1,169
663	Siam Cement PCL (The)	10,087
34	Siam Cement PCL (The), NVDR	513

		22,962

	Turkey — 0.0% (g)
933	Arcelik A.S.	5,929
1,652	Eregli Demir ve Celik Fabrikalari TAS	2,962
949	Tofas Turk Otomobil Fabrikasi A.S.	6,314
80	Tupras Turkiye Petrol Rafinerileri A.S.	1,725
1,491	Turk Telekomunikasyon A.S.	4,460

		21,390

	United Arab Emirates — 0.0% (g)
1,177	First Gulf Bank PJSC	5,426

	United Kingdom — 5.3%
724	Aberdeen Asset Management plc	4,751
987	AstraZeneca plc (m)	70,275
396	Aviva plc	3,139
6,683	BAE Systems plc (m)	50,878
2,628	Barclays plc	9,230
2,299	BP plc (m)	14,769
251	British American Tobacco plc	14,159
2,820	British Land Co. plc (The) (m)	35,140
1,500	BT Group plc	9,408
624	Cobham plc	3,057
436	Compass Group plc	7,515
7,587	Direct Line Insurance Group plc	35,579
2,045	GlaxoSmithKline plc	45,031
2,686	Hammerson plc (m)	27,794
2,232	HSBC Holdings plc	20,417
651	ICAP plc	4,569
191	Imperial Tobacco Group plc	8,988
468	Inmarsat plc	5,863
141	InterContinental Hotels Group plc	5,624
901	Intu Properties plc	4,947
1,820	ITV plc	6,025
1,727	Legal & General Group plc	6,935
689	Marks & Spencer Group plc	5,011

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom — continued
642	National Grid plc	9,023
53	Next plc	5,744
1,872	Old Mutual plc	5,840
296	Pearson plc	6,011
1,450	Persimmon plc (a)	34,703
205	Rio Tinto plc	8,996
3,432	Safestore Holdings plc	13,957
2,603	Segro plc (m)	16,122
167	Severn Trent plc	5,401
400	Sky plc	5,574
264	SSE plc	6,377
917	Standard Life plc	5,538
359	Unilever plc	15,824
388	United Utilities Group plc	5,991
22,271	Vodafone Group plc	78,315

		622,520

	United States — 18.5%
83	3M Co.	13,549
198	AbbVie, Inc.	11,964
324	Altria Group, Inc.	17,198
242	Analog Devices, Inc.	12,585
526	Apple, Inc. (m)	61,625
2,169	Applied Materials, Inc.	49,529
44	Arthur J. Gallagher & Co.	1,975
86	Automatic Data Processing, Inc.	7,059
152	AvalonBay Communities, Inc. (m)	26,364
292	Aviv REIT, Inc. (m)	11,469
187	BB&T Corp.	6,613
200	Boston Properties, Inc. (m)	27,815
546	Bristol-Myers Squibb Co.	32,913
287	Brixmor Property Group, Inc. (m)	7,772
725	CenterPoint Energy, Inc.	16,751
677	Chevron Corp.	69,440
107	Cincinnati Financial Corp.	5,415
76	Cinemark Holdings, Inc.	2,827
776	CME Group, Inc.	66,234
231	CMS Energy Corp. (m)	8,727
388	Coca-Cola Co. (The) (m)	15,989
485	Comcast Corp., Class A	25,787
107	ConocoPhillips	6,724
1	Constar International, Inc., ADR (a) (i)	—
389	Corporate Office Properties Trust (m)	11,679
26	Cullen/Frost Bankers, Inc.	1,607

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		United States — continued
414		DCT Industrial Trust, Inc. (m)	15,632
94		DDR Corp. (m)	1,833
344		DiamondRock Hospitality Co. (m)	4,991
428		Dominion Resources, Inc.	32,881
188		Douglas Emmett, Inc. (m)	5,354
1,132		Dow Chemical Co. (The) (m)	51,128
88		DTE Energy Co.	7,867
5		Dynegy, Inc. (a)	137
109		Edison International	7,409
668		Equity One, Inc. (m)	18,183
194		Extra Space Storage, Inc. (m)	12,778
138		Exxon Mobil Corp. (m)	12,037
126		Fidelity National Information Services, Inc.	7,843
120		Gap, Inc. (The)	4,944
767		General Growth Properties, Inc. (m)	23,145
—	(h)	General Maritime Corp. (a) (i)	3
261		HCP, Inc. (m)	12,324
207		Health Care REIT, Inc. (m)	16,947
311		Healthcare Realty Trust, Inc. (m)	9,352
117		Hershey Co. (The) (m)	11,935
390		Highwoods Properties, Inc. (m)	18,325
850		Home Depot, Inc. (The)	88,758
130		Honeywell International, Inc. (m)	12,742
160		Illinois Tool Works, Inc.	14,855
929		Johnson & Johnson (m)	92,982
105		Kilroy Realty Corp. (m)	7,756
685		KLA-Tencor Corp.	42,115
141		L Brands, Inc.	11,953
755		LaSalle Hotel Properties (m)	30,527
1,075		Liberty Property Trust (m)	43,308
717		Lorillard, Inc.	47,045
43		M&T Bank Corp.	4,871
271		Macerich Co. (The) (m)	23,326
47		Marathon Petroleum Corp.	4,338
1,352		Merck & Co., Inc. (m)	81,514
497		MetLife, Inc.	23,127
2,460		Microsoft Corp.	99,379
286		Mid-America Apartment Communities, Inc. (m)	22,701
397		Molson Coors Brewing Co., Class B	30,134
238		Mondelez International, Inc., Class A	8,390
1,161		Morgan Stanley	39,250
560		National Retail Properties, Inc. (m)	23,982

SHARES		SECURITY DESCRIPTION	VALUE
		United States — continued
3		Neebo, Inc.06/29/19 (a) (i)	13
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	83
18		New Holdco (a) (i)	1,618
397		NextEra Energy, Inc.	43,359
322		NiSource, Inc.	13,929
113		Northern Trust Corp.	7,372
172		Occidental Petroleum Corp. (m)	13,760
237		Omega Healthcare Investors, Inc. (m)	10,382
122		Omnicom Group, Inc. (m)	8,847
712		PACCAR, Inc.	42,789
272		Parkway Properties, Inc. (m)	4,979
633		Pfizer, Inc. (m)	19,774
146		PNC Financial Services Group, Inc. (The)	12,301
30		PPG Industries, Inc. (m)	6,778
196		Procter & Gamble Co. (The) (m)	16,509
490		Prologis, Inc. (m)	22,119
412		Realty Income Corp. (m)	22,376
95		Regency Centers Corp. (m)	6,520
134		Sempra Energy	14,985
65		Simon Property Group, Inc. (m)	12,840
22		Snap-on, Inc.	2,978
3		Somerset Cayuga Holding Co., Inc. (a) (i)	81
1,306		Spirit Realty Capital, Inc. (m)	16,790
147		T. Rowe Price Group, Inc.	11,537
185		Texas Instruments, Inc.	9,904
48		Time Warner Cable, Inc.	6,492
1,014		Time Warner, Inc.	79,047
174		Travelers Cos., Inc. (The)	17,907
153		U.S. Bancorp	6,417
2		U.S. Concrete, Inc. (a)	43
384		United Technologies Corp. (m)	44,094
86		Urban Edge Properties (m) (a)	2,030
324		Verizon Communications, Inc. (m)	14,804
171		Vornado Realty Trust03/16/15 (m)	18,885
337		Weingarten Realty Investors (m)	12,638
1,605		Wells Fargo & Co.	83,311
95		Williams-Sonoma, Inc.	7,446

			2,163,448

		Total Common Stocks (Cost $5,068,756)	5,483,560

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 1.3%
		Bermuda — 0.0% (g)
	2,909	Energy XXI Ltd., 3.000%, 12/15/18	873

		Cayman Islands — 0.1%
	4,800	China Overseas Finance Investment Cayman IV Ltd., Reg. S, Series COLI, Zero Coupon, 02/04/21	5,196
	867	Ctrip.com International Ltd., 1.250%, 10/15/18	851
HKD	10,000	Hengan International Group Co., Ltd., Reg. S, Zero Coupon, 06/27/18	1,346
	1,400	Qihoo 360 Technology Co., Ltd., 1.750%, 08/15/21 (e)	1,166
HKD	4,000	Shenzhou International Group Holdings Ltd., Reg. S, 0.500%, 06/18/19	522
	1,279	SINA Corp., 1.000%, 12/01/18	1,167
	946	SouFun Holdings Ltd., 2.000%, 12/15/18	820

			11,068

		Cyprus — 0.0% (g)
	4,400	Holdgrove Ltd., Reg. S, 1.000%, 09/24/17	4,246

		France — 0.0% (g)
EUR	16,708 Units	Alcatel-Lucent, Reg. S, Series ALU, 0.125%, 01/30/20	815
EUR	962	AXA S.A., Series CS, 3.750%, 01/01/17	3,022
EUR	2,349	Nexans S.A., Reg. S, Series NEX, 2.500%, 01/01/19	1,914

			5,751

		Hungary — 0.1%
EUR	4,000	Magyar Nemzeti Vagyonkezelo Zrt, Reg. S, Series RICH, 3.375%, 04/02/19	4,642

		Luxembourg — 0.1%
EUR	1,700	Kloeckner & Co. Financial Services S.A., Reg. S, 2.500%, 12/22/17	1,897
	6,000	Subsea 7 S.A., Reg. S, Series SUBC, 1.000%, 10/05/17	5,181
EUR	3,400	Telecom Italia Finance S.A., Reg. S, 6.125%, 11/15/16	5,146

			12,224

		Mauritius — 0.0% (g)
	800	Golden Agri-Resources Ltd., Reg. S, 2.500%, 10/04/17	774

		Netherlands — 0.2%
EUR	200	ACS Actividades Finance 2 B.V., Reg. S, Series IBE, 1.625%, 03/27/19	249
	4,320	Fiat Chrysler Automobiles N.V., Series FCAU, 7.875%, 12/15/16	5,068

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
		Netherlands –– continued
	1,000	NXP Semiconductors N.V., 1.000%, 12/01/19 (e)	1,074
	1,200	STMicroelectronics N.V., Reg. S, Series STM, Zero Coupon, 07/03/19	1,241
EUR	5,300	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	7,000
	1,481	Yandex N.V., 1.125%, 12/15/18	1,138

			15,770

		Singapore — 0.1%
SGD	12,750	CapitaLand Ltd., Reg. S, 1.850%, 06/19/20	9,220

		South Africa — 0.0% (g)
ZAR	106 Units	Shoprite Investments Pty Ltd., Reg. S, 6.500%, 04/03/17	1,041

		Spain — 0.0% (g)
EUR	400	Abengoa S.A., Reg. S, 6.250%, 01/17/19	515
EUR	500	Acciona S.A., Reg. S, Series ANA, 3.000%, 01/30/19	649
EUR	1,600	CaixaBank S.A., Reg. S, Series REPS, 4.500%, 11/22/16	1,607
EUR	3,000	OHL Investments S.A., Reg. S, Series OHL, 4.000%, 04/25/18	3,178
EUR	500	Telefonica S.A., Reg. S, Series TIT, 6.000%, 07/24/17	653

			6,602

		Taiwan — 0.0% (g)
	1,300	AU Optronics Corp., Reg. S, Zero Coupon, 10/13/15	1,466

		United Arab Emirates — 0.0% (g)
	2,800	DP World Ltd., Reg. S, 1.750%, 06/19/24	2,933

		United Kingdom — 0.0% (g)
GBP	600	Balfour Beatty Finance No.2 Ltd., Reg. S, Series BBY, 1.875%, 12/03/18	853
	3,800	Newford Capital Ltd., Zero Coupon, 05/12/16	4,085
	3,100	Salamander Energy plc, 5.000%, 03/30/15	3,069
	1,900	Vedanta Resources Jersey Ltd., Reg. S, 5.500%, 07/13/16	1,743

			9,750

		United States — 0.7%
		Ares Capital Corp.,
	1,896	4.750%, 01/15/18	1,950
	4,095	4.875%, 03/15/17	4,264
	2,548	CenterPoint Energy, Inc., SUB, 3.943%, 09/15/29	1,562

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States — continued
	Chesapeake Energy Corp.,
3,818	2.250%, 12/15/38	3,544
3,217	2.500%, 05/15/37	3,120
720	Colony Financial, Inc., 3.875%, 01/15/21	751
1,700	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	1,613
4,351	Intel Corp., 3.482%, 12/15/35	5,477
855	Jarden Corp., 1.125%, 03/15/34 (e)	979
	Liberty Interactive LLC,
559	1.000%, 09/30/43 (e)	632
1,791	4.000%, 11/15/29	1,155
3,725	Liberty Media Corp., 1.375%, 10/15/23	3,611
1,938	Meritor, Inc., SUB, 4.000%, 02/15/27	2,013
1,558	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,811
1,348	Navistar International Corp., 4.750%, 04/15/19 (e)	1,205
1,421	Nuance Communications, Inc., 2.750%, 11/01/31	1,402
	Omnicare, Inc.,
1,176	Series OCR, 3.250%, 12/15/35	1,267
354	3.500%, 02/15/44	426
2,901	Priceline Group, Inc. (The), 0.900%, 09/15/21 (e)	2,701
	Prospect Capital Corp.,
3,261	5.750%, 03/15/18	3,212
3,067	5.875%, 01/15/19	3,021
61	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—
3,006	Redwood Trust, Inc., 4.625%, 04/15/18	2,910
2,200	RTI International Metals, Inc., 1.625%, 10/15/19	2,031
1,528	SEACOR Holdings, Inc., 3.000%, 11/15/28	1,375
727	SolarCity Corp., 1.625%, 11/01/19 (e)	630
	Spirit Realty Capital, Inc.,
1,425	2.875%, 05/15/19	1,453
1,414	3.750%, 05/15/21	1,448
	Starwood Property Trust, Inc.,
864	3.750%, 10/15/17	892
811	4.550%, 03/01/18	880
926	SunEdison, Inc., 0.250%, 01/15/20 (e)	863

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
826	SunPower Corp., 0.875%, 06/01/21 (e)	722
2,495	Tesla Motors, Inc., 1.250%, 03/01/21	2,141
549	Trinity Industries, Inc., 3.875%, 06/01/36	702
	Twitter, Inc.,
1,204	0.250%, 09/15/19 (e)	1,084
1,458	1.000%, 09/15/21 (e)	1,300
127	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	292

		64,439

	Total Convertible Bonds (Cost $157,858)	150,799

Corporate Bonds — 26.7%
	Australia — 0.1%
564	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	586
	FMG Resources August 2006 Pty Ltd.,
450	6.000%, 04/01/17 (e)	439
411	6.875%, 02/01/18 (e)	398
2,212	6.875%, 04/01/22 (e)	1,736
12,953	8.250%, 11/01/19 (e)	11,496
1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,583

		16,238

	Austria — 0.0% (g)
200	Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)	215

	Azerbaijan — 0.0% (g)
3,650	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	3,285

	Bahamas — 0.1%
3,050	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	3,111

	Bermuda — 0.2%
	Aircastle Ltd.,
3,400	6.750%, 04/15/17	3,629
5,872	7.625%, 04/15/20	6,606
3,730	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	3,379
425	Fly Leasing Ltd., 6.750%, 12/15/20	428
1,076	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	1,089
843	Seadrill Ltd., 6.625%, 09/15/20 (e)	666
1,857	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	2,033

		17,830

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Brazil — 0.0% (g)
3,953	Banco Daycoval S.A., Reg. S, 5.750%, 03/19/19	3,935
3,920	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	3,959

		7,894

	Canada — 1.1%
1,145	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	1,174
	Baytex Energy Corp.,
339	5.125%, 06/01/21 (e)	294
359	5.625%, 06/01/24 (e)	308
	Bombardier, Inc.,
1,150	4.750%, 04/15/19 (e)	1,081
648	6.125%, 01/15/23 (e)	612
1,200	7.500%, 03/15/18 (e)	1,215
5,963	7.750%, 03/15/20 (e)	5,989
987	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22 (e)	1,002
580	Cascades, Inc., 5.500%, 07/15/22 (e)	583
380	Catamaran Corp., 4.750%, 03/15/21	385
	First Quantum Minerals Ltd.,
2,027	6.750%, 02/15/20 (e)	1,723
1,197	7.000%, 02/15/21 (e)	1,002
600	7.250%, 10/15/19 (e)	521
1,329	7.250%, 05/15/22 (e)	1,116
2,265	Garda World Security Corp., 7.250%, 11/15/21 (e)	2,208
821	HudBay Minerals, Inc., 9.500%, 10/01/20	798
2,175	Jupiter Resources, Inc., 8.500%, 10/01/22 (e)	1,631
570	KGHM International Ltd., 7.750%, 06/15/19 (e)	584
	Kodiak Oil & Gas Corp.,
489	5.500%, 01/15/21	494
563	5.500%, 02/01/22	569
3,200	8.125%, 12/01/19	3,256
	Lundin Mining Corp.,
1,280	7.500%, 11/01/20 (e)	1,267
1,125	7.875%, 11/01/22 (e)	1,114
2,220	Masonite International Corp., 8.250%, 04/15/21 (e)	2,359
978	Mattamy Group Corp., 6.500%, 11/15/20 (e)	951

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
	MEG Energy Corp.,
6,450	6.375%, 01/30/23 (e)	5,741
650	6.500%, 03/15/21 (e)	588
3,860	7.000%, 03/31/24 (e)	3,493
	New Gold, Inc.,
2,000	6.250%, 11/15/22 (e)	1,975
1,054	7.000%, 04/15/20 (e)	1,043
517	Norbord, Inc., 5.375%, 12/01/20 (e)	501
	NOVA Chemicals Corp.,
685	5.000%, 05/01/25 (e)	711
1,430	5.250%, 08/01/23 (e)	1,478
3,250	Novelis, Inc., 8.750%, 12/15/20	3,486
732	Open Text Corp., 5.625%, 01/15/23 (e)	752
	Pacific Rubiales Energy Corp.,
2,230	5.375%, 01/26/19 (e)	1,466
309	Reg. S, 5.625%, 01/19/25	176
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24 (e)	1,084
210	6.500%, 12/15/21	185
885	6.625%, 11/15/20	800
6,640	Quebecor Media, Inc., 5.750%, 01/15/23	6,839
50	Quebecor World Capital Corp., 6.125%, 01/15/15 (d) (i)	—	(h)
50	Quebecor, Inc., 9.750%, 04/15/15 (d)	—	(h)
1,590	Taseko Mines Ltd., 7.750%, 04/15/19	1,113
1,035	Teine Energy Ltd., 6.875%, 09/30/22 (e)	828
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,761
	Ultra Petroleum Corp.,
2,600	5.750%, 12/15/18 (e)	2,379
1,554	6.125%, 10/01/24 (e)	1,329
	Valeant Pharmaceuticals International, Inc.,
930	5.500%, 03/01/23 (e)	953
840	5.625%, 12/01/21 (e)	863
3,475	6.375%, 10/15/20 (e)	3,675
2,274	6.750%, 08/15/18 (e)	2,419
7,840	6.750%, 08/15/21 (e)	8,252
542	6.875%, 12/01/18 (e)	561
8,175	7.000%, 10/01/20 (e)	8,614
2,147	7.250%, 07/15/22 (e)	2,292
18,923	7.500%, 07/15/21 (e)	20,721
	Videotron Ltd.,
4,026	5.000%, 07/15/22	4,136

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
1,351	5.375%, 06/15/24 (e)	1,385

		125,835

	Cayman Islands — 0.1%
1,670	Comcel Trust via Comunicaciones Celulares S.A., Reg. S, 6.875%, 02/06/24	1,728
2,500	Country Garden Holdings Co., Ltd., Reg. S, 7.500%, 01/10/23	2,378
2,040	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18 (d)	1,499
4,000	Odebrecht Finance Ltd., Reg. S, 7.125%, 06/26/42	2,970
4,270	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	3,061
	Seagate HDD Cayman,
1,100	3.750%, 11/15/18	1,137
233	4.750%, 06/01/23	248
268	6.875%, 05/01/20	281
625	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	494
9,250	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	9,643
3,045	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	3,311
2,125	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	2,290
3,296	Wynn Macau Ltd., 5.250%, 10/15/21 (e)	3,207

		32,247

	Chile — 0.2%
5,840	Cencosud S.A., Reg. S, 5.500%, 01/20/21	6,126
7,980	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	8,140

		14,266

	Colombia — 0.2%
	Ecopetrol S.A.,
4,850	5.875%, 05/28/45	4,656
15,232	7.375%, 09/18/43	16,870

		21,526

	Costa Rica — 0.0% (g)
890	Banco de Costa Rica, 5.250%, 08/12/18 (e)	891

	Croatia — 0.1%
13,000	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	13,534

		13,534

	Finland — 0.0% (g)
	Nokia OYJ,
904	5.375%, 05/15/19	988

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Finland — continued
	434	6.625%, 05/15/39	485

			1,473

		France — 0.1%
	675	Lafarge S.A., 7.125%, 07/15/36	803
		Numericable-SFR,
	424	4.875%, 05/15/19 (e)	424
	12,641	6.000%, 05/15/22 (e)	12,930
	2,730	Reg. S, 6.250%, 05/15/24 (e)	2,826

			16,983

		Georgia — 0.1%
		Georgian Railway JSC,
	7,718	7.750%, 07/11/22 (e)	8,130

			8,130

		Germany — 0.0% (g)
	2,002	Deutsche Bank AG, 10.500%, 12/23/26 (d) (e) (i)	1,494
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
	1,516	5.000%, 01/15/25 (e)	1,546
EUR	647	5.125%, 01/21/23 (e)	786
	342	5.500%, 01/15/23 (e)	355
	805	Unitymedia KabelBW GmbH, 6.125%, 01/15/25 (e)	847

			5,028

		Hungary — 0.1%
	5,020	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	5,630

			5,630

		Indonesia — 0.3%
		Pertamina Persero PT,
	8,370	5.625%, 05/20/43 (e)	8,241
	10,710	6.450%, 05/30/44 (e)	11,580
	6,040	Reg. S, 5.250%, 05/23/21	6,372
	6,510	Reg. S, 6.000%, 05/03/42	6,667

			32,860

		Ireland — 0.2%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
	3,260	4.500%, 05/15/21 (e)	3,366
	1,515	5.000%, 10/01/21 (e)	1,609
	12,283	Ardagh Packaging Finance plc, 9.125%, 10/15/20 (e)	13,020

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Ireland — continued
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
900	6.250%, 01/31/19 (e)	877
88	7.000%, 11/15/20 (e)	87
350	9.125%, 10/15/20 (e)	371
3,205	VAR, 3.241%, 12/15/19 (e)	3,077
920	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22 (e)	934
943	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	714
3,900	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	3,159

		27,214

	Italy — 0.1%
8,600	Enel S.p.A., VAR, 8.750%, 09/24/73 (e)	10,189

	Japan — 0.0% (g)
2,789	SoftBank Corp., 4.500%, 04/15/20 (e)	2,789
1,400	Ymobile Corp., 8.250%, 04/01/18 (e)	1,468

		4,257

	Kazakhstan — 0.2%
	KazMunayGas National Co. JSC,
4,150	6.000%, 11/07/44 (e)	3,385
7,710	Reg. S, 4.400%, 04/30/23	6,717
11,900	Reg. S, 6.375%, 04/09/21	11,662

		21,764

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
1,315	5.250%, 11/15/22	1,404
110	7.500%, 10/15/27	128

		1,532

	Luxembourg — 1.1%
	Altice Financing S.A.,
724	6.500%, 01/15/22 (e)	729
1,562	6.625%, 02/15/23 (e)	1,562
311	7.875%, 12/15/19 (e)	327
	Altice Finco S.A.,
200	7.625%, 02/15/25 (e)	200
200	8.125%, 01/15/24 (e)	206
200	9.875%, 12/15/20 (e)	220
	Altice S.A.,
415	7.625%, 02/15/25 (e)	415
7,199	7.750%, 05/15/22 (e)	7,451
2,710	APERAM S.A., 7.750%, 04/01/18 (e)	2,761

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg — continued
	ArcelorMittal,
2,300	6.125%, 06/01/18	2,444
13,500	6.750%, 02/25/22	14,344
500	7.250%, 03/01/41	513
2,000	7.500%, 10/15/39	2,070
3,500	10.350%, 06/01/19	4,183
945	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	927
1,075	Calcipar S.A., 6.875%, 05/01/18 (e)	1,088
520	Capsugel S.A., 7.000% (Cash), 05/15/19 (e) (v)	530
745	ConvaTec Finance International S.A., 8.250% (Cash), 01/15/19 (e) (v)	752
3,834	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	4,045
	INEOS Group Holdings S.A.,
465	5.875%, 02/15/19 (e)	442
1,378	6.125%, 08/15/18 (e)	1,330
	Intelsat Jackson Holdings S.A.,
2,300	5.500%, 08/01/23	2,271
13,600	6.625%, 12/15/22	13,940
18,027	7.250%, 10/15/20	18,906
10,135	7.500%, 04/01/21	10,743
	Intelsat Luxembourg S.A.,
5,229	7.750%, 06/01/21	5,183
997	8.125%, 06/01/23	1,007
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18	155
1,700	4.750%, 04/15/23	1,615
2,402	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)	2,480
2,750	MOL Group Finance S.A., Reg. S, 6.250%, 09/26/19	2,969
4,240	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	4,357
	NII International Telecom S.C.A.,
2,112	7.875%, 08/15/19 (d) (e)	1,869
1,029	11.375%, 08/15/19 (d) (e)	929
4,373	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19	4,414
	Wind Acquisition Finance S.A.,
6,237	4.750%, 07/15/20 (e)	6,081
2,084	7.375%, 04/23/21 (e)	2,022

		125,480

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Mexico — 0.5%
		Alfa S.A.B. de C.V.,
	4,412	6.875%, 03/25/44 (e)	4,721
	6,850	Reg. S, 5.250%, 03/25/24	7,075
		Cemex S.A.B. de C.V.,
	2,025	5.700%, 01/11/25 (e)	1,853
	4,720	7.250%, 01/15/21 (e)	4,861
	3,130	Reg. S, 6.500%, 12/10/19	3,169
	300	VAR, 5.003%, 10/15/18 (e)	307
	570	Empresas ICA S.A.B. de C.V., 8.875%, 05/29/24 (e)	392
	2,150	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	2,137
	2,154	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	2,294
		Petroleos Mexicanos,
	4,500	4.875%, 01/24/22	4,686
	3,899	5.625%, 01/23/46 (e)	3,994
	1,920	6.500%, 06/02/41	2,149
	7,320	6.625%, 06/15/35	8,398
	5,829	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	5,902

			51,938

		Morocco — 0.2%
		OCP S.A.,
	15,420	Reg. S, 5.625%, 04/25/24	16,812
	5,721	Reg. S, 6.875%, 04/25/44	6,422

			23,234

		Netherlands — 0.5%
	985	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	1,372
	4,130	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	4,545
	4,500	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	4,005
	1,389	Constellium N.V., 5.750%, 05/15/24 (e)	1,221
NOK	4,000	Exmar Netherlands B.V., Reg. S, VAR, 5.950%, 07/07/17	513
	746	InterGen N.V., 7.000%, 06/30/23 (e)	698
	6,700	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	6,083
		LyondellBasell Industries N.V.,
	660	5.000%, 04/15/19	730
	2,225	6.000%, 11/15/21	2,638
	5,900	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	6,918

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Netherlands — continued
	NXP B.V./NXP Funding LLC,
268	3.500%, 09/15/16 (e)	269
1,000	3.750%, 06/01/18 (e)	1,000
6,952	5.750%, 02/15/21 (e)	7,317
4,574	5.750%, 03/15/23 (e)	4,849
	Schaeffler Finance B.V.,
2,875	4.250%, 05/15/21 (e)	2,846
975	4.750%, 05/15/21 (e)	982
	Sensata Technologies B.V.,
1,383	4.875%, 10/15/23 (e)	1,404
514	5.625%, 11/01/24 (e)	543
3,440	6.500%, 05/15/19 (e)	3,586
2,185	VTR Finance B.V., 6.875%, 01/15/24 (e)	2,198
962	Ziggo Bond Finance B.V., 5.875%, 01/15/25 (e)	981

		54,698

	Norway — 0.0% (g)
1,097	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	930

	Peru — 0.0% (g)
724	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	724

	Singapore — 0.0% (g)
480	Flextronics International Ltd., 5.000%, 02/15/23	502

	South Korea — 0.1%
12,860	Woori Bank, 4.750%, 04/30/24 (e)	13,826

		13,826

	Sri Lanka — 0.0% (g)
680	National Savings Bank, 5.150%, 09/10/19 (e)	670

	Turkey — 0.0% (g)
4,090	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	4,177

	United Arab Emirates — 0.1%
7,000	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.625%, 01/12/23	7,263

		7,263

	United Kingdom — 0.8%
3,695	Afren plc, Reg. S, 6.625%, 12/09/20	1,256
1,655	Barclays Bank plc, 7.625%, 11/21/22	1,846
565	CEVA Group plc, 4.000%, 05/01/18 (e)	483

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United Kingdom — continued
	2,520	Gerdau Trade, Inc., Reg. S, 5.750%, 01/30/21	2,574
	7,560	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	7,255
		Ineos Finance plc,
	11,470	7.500%, 05/01/20 (e)	12,129
	4,150	8.375%, 02/15/19 (e)	4,415
		Jaguar Land Rover Automotive plc,
	3,528	4.125%, 12/15/18 (e)	3,609
	1,314	4.250%, 11/15/19 (e)	1,337
	300	5.625%, 02/01/23 (e)	322
GBP	436	New Look Bondco I plc, 8.750%, 05/14/18 (e)	690
		Royal Bank of Scotland Group plc,
	1,610	5.125%, 05/28/24	1,701
	643	6.000%, 12/19/23	720
	3,023	6.100%, 06/10/23	3,383
	5,712	6.125%, 12/15/22	6,440
	2,032	Royal Bank of Scotland plc (The), Reg. S, VAR, 9.500%, 03/16/22	2,296
	2,699	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	1,754
	7,540	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	7,559
	2,500	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	2,538
		Vedanta Resources plc,
	5,150	Reg. S, 6.750%, 06/07/16	5,008
	4,310	Reg. S, 7.125%, 05/31/23	3,653
		Virgin Media Finance plc,
	639	5.750%, 01/15/25 (e)	662
	943	6.375%, 04/15/23 (e)	1,004
	7,493	Virgin Media Secured Finance plc, 5.375%, 04/15/21 (e)	7,774

			80,408

		United States — 20.1%
	3,220	21st Century Oncology, Inc., 8.875%, 01/15/17	3,252
	1,900	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	2,004
		Acadia Healthcare Co., Inc.,
	520	5.125%, 07/01/22	511
	528	6.125%, 03/15/21	539
		Access Midstream Partners LP/ACMP Finance Corp.,
	6,415	4.875%, 05/15/23	6,575

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,992	5.875%, 04/15/21	4,162
7,443	6.125%, 07/15/22	7,931
6,620	ACCO Brands Corp., 6.750%, 04/30/20	7,050
2,445	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,516
	Activision Blizzard, Inc.,
585	5.625%, 09/15/21 (e)	627
2,020	6.125%, 09/15/23 (e)	2,202
290	Actuant Corp., 5.625%, 06/15/22	299
	ADT Corp. (The),
3,370	3.500%, 07/15/22	3,050
490	4.125%, 04/15/19	490
5,404	4.125%, 06/15/23	5,066
7,475	6.250%, 10/15/21	7,921
	Advanced Micro Devices, Inc.,
1,216	6.750%, 03/01/19	1,155
1,237	7.000%, 07/01/24	1,080
460	7.500%, 08/15/22	434
1,406	7.750%, 08/01/20	1,339
	AECOM Technology Corp.,
1,820	5.750%, 10/15/22 (e)	1,904
1,225	5.875%, 10/15/24 (e)	1,279
	AES Corp.,
2,849	5.500%, 03/15/24	2,856
3,454	7.375%, 07/01/21	3,825
1,135	8.000%, 06/01/20	1,294
1,075	AK Steel Corp., 8.750%, 12/01/18	1,137
4,958	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	5,101
	Alcatel-Lucent USA, Inc.,
586	4.625%, 07/01/17 (e)	596
1,045	6.450%, 03/15/29	1,008
2,220	6.750%, 11/15/20 (e)	2,303
3,000	8.875%, 01/01/20 (e)	3,263
	Alcoa, Inc.,
3,065	5.125%, 10/01/24	3,346
1,583	5.400%, 04/15/21	1,756
1,167	5.870%, 02/23/22	1,309
1,331	5.900%, 02/01/27	1,505
1,569	6.150%, 08/15/20	1,792
1,304	6.750%, 01/15/28	1,522
994	Alere, Inc., 6.500%, 06/15/20	1,011

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Aleris International, Inc.,
704	7.625%, 02/15/18	686
644	7.875%, 11/01/20	625
1,450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,439
672	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	674
6,485	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	6,761
9,065	Allstate Corp. (The), VAR, 5.750%, 08/15/53	9,637
	Ally Financial, Inc.,
12,325	3.500%, 01/27/19	12,202
6,850	4.625%, 06/26/15	6,901
146	4.750%, 09/10/18	152
4,000	6.250%, 12/01/17	4,290
5,826	7.500%, 09/15/20	6,918
6,760	8.000%, 03/15/20	8,061
2,755	8.000%, 11/01/31	3,558
	AMC Entertainment, Inc.,
1,400	5.875%, 02/15/22	1,431
2,250	9.750%, 12/01/20	2,447
	American Axle & Manufacturing, Inc.,
2,025	6.625%, 10/15/22	2,162
3,450	7.750%, 11/15/19	3,881
8,852	American International Group, Inc., 6.250%, 03/15/37	10,119
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	364
1,950	7.000%, 05/20/22	2,043
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,324
84	6.500%, 05/20/21	86
	Amkor Technology, Inc.,
5,199	6.375%, 10/01/22	5,160
2,905	6.625%, 06/01/21	2,934
	Amsted Industries, Inc.,
490	5.000%, 03/15/22 (e)	484
540	5.375%, 09/15/24 (e)	524
	Amsurg Corp.,
1,000	5.625%, 11/30/20	1,023
1,050	5.625%, 07/15/22 (e)	1,085
4,060	Anixter, Inc., 5.625%, 05/01/19	4,307
1,379	Antero Resources Corp., 5.125%, 12/01/22 (e)	1,320

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Antero Resources Finance Corp.,
2,075	5.375%, 11/01/21	2,023
1,565	6.000%, 12/01/20	1,557
2,700	Aramark Services, Inc., 5.750%, 03/15/20	2,808
2,950	Arch Coal, Inc., 7.250%, 06/15/21	686
352	Artesyn Embedded Technologies, Inc., 9.750%, 10/15/20 (e)	330
1,380	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,387
	Ashland, Inc.,
812	3.000%, 03/15/16	815
1,000	3.875%, 04/15/18	1,021
9,692	4.750%, 08/15/22	9,857
	Ashtead Capital, Inc.,
2,050	5.625%, 10/01/24 (e)	2,127
2,785	6.500%, 07/15/22 (e)	3,008
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
900	4.750%, 11/15/21	902
890	5.875%, 08/01/23	899
255	6.625%, 10/01/20	257
3,950	Atwood Oceanics, Inc., 6.500%, 02/01/20	3,565
	Audatex North America, Inc.,
10,216	6.000%, 06/15/21 (e)	10,625
407	6.125%, 11/01/23 (e)	424
275	AutoNation, Inc., 5.500%, 02/01/20	303
	Avaya, Inc.,
8,150	7.000%, 04/01/19 (e)	7,916
2,133	10.500%, 03/01/21 (e)	1,746
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,455	5.125%, 06/01/22 (e)	2,461
5,380	5.500%, 04/01/23 (e)	5,488
1,410	9.750%, 03/15/20	1,530
2,489	Axiall Corp., 4.875%, 05/15/23	2,427
1,450	B&G Foods, Inc., 4.625%, 06/01/21	1,443
	Ball Corp.,
995	4.000%, 11/15/23	984
905	5.000%, 03/15/22	953
620	5.750%, 05/15/21	649
	Basic Energy Services, Inc.,
175	7.750%, 02/15/19	122
1,653	7.750%, 10/15/22	1,124

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Belden, Inc.,
500	5.250%, 07/15/24 (e)	482
5,499	5.500%, 09/01/22 (e)	5,472
	Berry Plastics Corp.,
525	5.500%, 05/15/22	537
1,115	9.750%, 01/15/21	1,237
4,936	Big Heart Pet Brands, 7.625%, 02/15/19	4,899
	Biomet, Inc.,
14,485	6.500%, 08/01/20	15,444
2,635	6.500%, 10/01/20	2,786
3,980	Blackboard, Inc., 7.750%, 11/15/19 (e)	3,910
1,337	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	1,324
1,410	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,381
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	848
5,000	8.625%, 10/15/20	3,538
1,500	Briggs & Stratton Corp., 6.875%, 12/15/20	1,616
1,905	Brightstar Corp., 9.500%, 12/01/16 (e)	2,000
	Building Materials Corp. of America,
1,606	5.375%, 11/15/24 (e)	1,630
2,535	6.750%, 05/01/21 (e)	2,713
9,090	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	9,522
	Cablevision Systems Corp.,
119	7.750%, 04/15/18	130
6,442	8.000%, 04/15/20	7,263
3,000	8.625%, 09/15/17	3,338
	Caesars Entertainment Operating Co., Inc.,
5,850	8.500%, 02/15/20 (d)	4,505
10,800	9.000%, 02/15/20 (d)	8,046
6,390	11.250%, 06/01/17 (d)	4,856
	California Resources Corp.,
1,562	5.000%, 01/15/20 (e)	1,347
1,895	5.500%, 09/15/21 (e)	1,592
2,195	6.000%, 11/15/24 (e)	1,786
	Calpine Corp.,
1,139	5.375%, 01/15/23	1,151
1,500	5.500%, 02/01/24	1,502
1,140	5.750%, 01/15/25	1,163
2,467	5.875%, 01/15/24 (e)	2,627
1,066	6.000%, 01/15/22 (e)	1,143

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,700	Cardtronics, Inc., 5.125%, 08/01/22 (e)	1,657
3,300	Case New Holland, Inc., 7.875%, 12/01/17	3,633
2,125	Casella Waste Systems, Inc., 7.750%, 02/15/19	2,136
410	CCM Merger, Inc., 9.125%, 05/01/19 (e)	443
	CCO Holdings LLC/CCO Holdings Capital Corp.,
4,300	5.250%, 03/15/21	4,332
3,715	5.250%, 09/30/22	3,729
13,243	6.500%, 04/30/21	13,938
2,848	7.000%, 01/15/19	2,955
12,297	7.375%, 06/01/20	13,158
1,020	8.125%, 04/30/20	1,074
	CCOH Safari LLC,
1,200	5.500%, 12/01/22	1,217
2,182	5.750%, 12/01/24	2,212
	CDW LLC/CDW Finance Corp.,
720	5.500%, 12/01/24	725
926	6.000%, 08/15/22	972
3,002	8.500%, 04/01/19	3,157
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
1,095	5.250%, 03/15/21	1,111
575	5.375%, 06/01/24 (e)	581
975	Celanese US Holdings LLC, 4.625%, 11/15/22	973
6,330	Cemex Finance LLC, 9.375%, 10/12/22 (e)	6,938
1,051	Centene Corp., 4.750%, 05/15/22	1,067
4,845	Central Garden & Pet Co., 8.250%, 03/01/18	4,942
	CenturyLink, Inc.,
13,146	Series T, 5.800%, 03/15/22	13,836
5,900	Series W, 6.750%, 12/01/23	6,586
	Cenveo Corp.,
1,600	6.000%, 08/01/19 (e)	1,516
1,275	8.500%, 09/15/22 (e)	1,042
1,421	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	1,389
	Chesapeake Energy Corp.,
4,266	4.875%, 04/15/22	4,207
680	5.375%, 06/15/21	685
680	5.750%, 03/15/23	704
2,642	6.125%, 02/15/21	2,787

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
7,450	6.625%, 08/15/20	7,981
2,000	6.875%, 11/15/20	2,165
2,214	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,402
496	Choice Hotels International, Inc., 5.750%, 07/01/22	532
	Chrysler Group LLC/CG Co-Issuer, Inc.,
5,280	8.000%, 06/15/19	5,551
31,173	8.250%, 06/15/21	34,680
	CHS/Community Health Systems, Inc.,
750	5.125%, 08/15/18	776
1,385	5.125%, 08/01/21	1,439
3,485	6.875%, 02/01/22	3,701
1,150	7.125%, 07/15/20	1,225
2,920	8.000%, 11/15/19	3,110
142	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (e)	90
	Cimarex Energy Co.,
975	4.375%, 06/01/24	926
1,290	5.875%, 05/01/22	1,345
	Cincinnati Bell, Inc.,
1,655	8.375%, 10/15/20	1,741
185	8.750%, 03/15/18	190
	Cinemark USA, Inc.,
2,550	4.875%, 06/01/23	2,445
1,412	5.125%, 12/15/22	1,405
1,005	7.375%, 06/15/21	1,065
	CIT Group, Inc.,
1,149	4.250%, 08/15/17	1,163
2,161	5.000%, 05/15/17	2,224
2,573	5.000%, 08/15/22	2,705
5,640	5.250%, 03/15/18	5,852
4,232	5.375%, 05/15/20	4,518
8,475	5.500%, 02/15/19 (e)	8,991
2,580	6.625%, 04/01/18 (e)	2,780
1,908	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,851
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	983
3,518	8.875%, 03/15/19	2,480
11,608	9.000%, 03/15/19 (e)	10,854
5,000	Clean Harbors, Inc., 5.250%, 08/01/20	5,050
	Clear Channel Worldwide Holdings, Inc.,
31,600	6.500%, 11/15/22	32,579

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
15,928	Series A, 7.625%, 03/15/20	16,803
	Clearwater Paper Corp.,
800	4.500%, 02/01/23	780
900	5.375%, 02/01/25 (e)	905
1,100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	1,320
605	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	529
2,530	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,461
	CNH Industrial Capital LLC,
600	3.625%, 04/15/18	592
800	3.875%, 11/01/15	803
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	745
2,847	Coeur Mining, Inc., 7.875%, 02/01/21	2,434
380	Columbus McKinnon Corp., 7.875%, 02/01/19	396
	Commercial Metals Co.,
1,287	4.875%, 05/15/23	1,216
1,000	7.350%, 08/15/18	1,083
	CommScope, Inc.,
740	5.000%, 06/15/21 (e)	712
740	5.500%, 06/15/24 (e)	715
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	263
1,077	9.500%, 06/15/20	549
	Concho Resources, Inc.,
593	5.500%, 04/01/23	593
2,475	6.500%, 01/15/22	2,574
731	7.000%, 01/15/21	769
	CONSOL Energy, Inc.,
1,855	5.875%, 04/15/22	1,609
1,085	6.375%, 03/01/21	1,047
1,550	8.250%, 04/01/20	1,556
34	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	6
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	302
602	4.250%, 05/01/23	617
1,495	4.750%, 11/15/24	1,566
510	6.000%, 05/01/22	577
1,000	7.250%, 09/01/16	1,085

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,742	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,838
67	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	74
1,217	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,351
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	1,411
	Corrections Corp. of America,
10,100	4.125%, 04/01/20	10,100
900	4.625%, 05/01/23	895
962	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	950
	Covanta Holding Corp.,
240	5.875%, 03/01/24	247
577	6.375%, 10/01/22	616
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	340
1,030	6.125%, 03/01/22	1,002
500	7.750%, 04/01/19	510
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	770
	Crown Castle International Corp.,
863	4.875%, 04/15/22	874
7,152	5.250%, 01/15/23	7,331
	CSC Holdings LLC,
1,324	6.750%, 11/15/21	1,483
400	8.625%, 02/15/19	466
1,600	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,328
433	CST Brands, Inc., 5.000%, 05/01/23	439
405	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	419
	Dana Holding Corp.,
3,000	5.375%, 09/15/21	3,083
1,059	6.750%, 02/15/21	1,125
4,795	Darling Ingredients, Inc., 5.375%, 01/15/22	4,783
	DaVita HealthCare Partners, Inc.,
1,490	5.125%, 07/15/24	1,531
1,275	5.750%, 08/15/22	1,352
3,410	6.625%, 11/01/20	3,589
80	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	93

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
44	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	50
415	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	444
548	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	608
755	Deluxe Corp., 7.000%, 03/15/19	785
9,203	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	9,847
	Denbury Resources, Inc.,
4,635	4.625%, 07/15/23	3,951
3,350	5.500%, 05/01/22	2,948
2,257	Diamondback Energy, Inc., 7.625%, 10/01/21	2,313
	DISH DBS Corp.,
1,400	5.125%, 05/01/20	1,424
7,395	5.875%, 07/15/22	7,469
7,148	5.875%, 11/15/24 (e)	7,184
16,114	6.750%, 06/01/21	17,504
3,925	7.125%, 02/01/16	4,121
13,095	7.875%, 09/01/19	14,863
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,486
3,305	8.750%, 03/15/18	3,388
485	9.875%, 04/15/18	485
17,485	Dominion Resources, Inc., VAR, 5.750%, 10/01/54	18,664
1,424	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	1,331
1,240	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	1,234
2,469	DS Services of America, Inc., 10.000%, 09/01/21 (e)	2,836
953	DuPont Fabros Technology LP, 5.875%, 09/15/21	989
1,120	Dycom Investments, Inc., 7.125%, 01/15/21	1,165
	Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
1,940	6.750%, 11/01/19 (e)	1,993
1,940	7.375%, 11/01/22 (e)	2,003
635	7.625%, 11/01/24 (e)	654
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d) (i)	—	(h)
2,000	7.750%, 06/01/19 (d) (i)	—	(h)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
818	Dynegy, Inc., 5.875%, 06/01/23	777
	E*TRADE Financial Corp.,
720	5.375%, 11/15/22	756
1,005	6.375%, 11/15/19	1,076
1,011	Eagle Spinco, Inc., 4.625%, 02/15/21	998
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	29
14,219	Embarq Corp., 7.995%, 06/01/36	16,423
2,550	Endo Finance LLC, 5.750%, 01/15/22 (e)	2,588
250	Endo Finance LLC/Endo Finco, Inc., 7.000%, 12/15/20 (e)	262
1,770	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25 (e)	1,809
	Energy Transfer Equity LP,
6,102	5.875%, 01/15/24	6,332
1,055	7.500%, 10/15/20	1,174
	Energy XXI Gulf Coast, Inc.,
928	6.875%, 03/15/24 (e)	408
937	7.500%, 12/15/21	427
60	7.750%, 06/15/19	28
375	9.250%, 12/15/17	207
455	EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 06/01/22	518
435	Entegris, Inc., 6.000%, 04/01/22 (e)	439
1,210	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	1,228
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,352	6.875%, 05/01/19	2,382
4,036	7.750%, 09/01/22	3,829
14,850	9.375%, 05/01/20	14,961
3,450	Epicor Software Corp., 8.625%, 05/01/19	3,614
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,346
1,324	5.375%, 01/01/22	1,370
438	5.750%, 01/01/25	456
6,325	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	5,487
	EXCO Resources, Inc.,
92	7.500%, 09/15/18	59
1,786	8.500%, 04/15/22	1,089
920	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,315	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,397
	First Data Corp.,
3,813	6.750%, 11/01/20 (e)	4,080
1,400	7.375%, 06/15/19 (e)	1,468
15,865	8.250%, 01/15/21 (e)	16,916
8,735	8.875%, 08/15/20 (e)	9,358
726	10.625%, 06/15/21	822
392	11.250%, 01/15/21	444
1,836	11.750%, 08/15/21	2,114
6,588	12.625%, 01/15/21	7,815
19,313	8.750% (Cash), 01/15/22 (e) (v)	20,761
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	6,014
6,850	6.625%, 08/15/17	7,673
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	787
549	6.000%, 01/15/22 (e)	582
115	8.050%, 02/01/20	122
	Fresenius Medical Care US Finance II, Inc.,
860	4.125%, 10/15/20 (e)	882
515	4.750%, 10/15/24 (e)	542
3,378	5.625%, 07/31/19 (e)	3,674
2,577	5.875%, 01/31/22 (e)	2,877
	Fresenius Medical Care US Finance, Inc.,
1,850	5.750%, 02/15/21 (e)	2,044
400	6.500%, 09/15/18 (e)	442
	Frontier Communications Corp.,
316	6.250%, 09/15/21	325
5,054	6.875%, 01/15/25	5,124
1,855	8.500%, 04/15/20	2,087
398	8.750%, 04/15/22	452
2,681	9.250%, 07/01/21	3,094
350	FTI Consulting, Inc., 6.000%, 11/15/22	368
	Gannett Co., Inc.,
2,015	4.875%, 09/15/21 (e)	2,015
384	5.125%, 07/15/20	396
2,010	5.500%, 09/15/24 (e)	2,030
1,980	6.375%, 10/15/23	2,109
72	10.000%, 04/01/16	78
	GCI, Inc.,
2,850	6.750%, 06/01/21	2,843
4,712	8.625%, 11/15/19	4,918

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
5,371	GenCorp, Inc., 7.125%, 03/15/21	5,649
4,100	General Cable Corp., 5.750%, 10/01/22	3,321
	General Motors Co.,
1,962	3.500%, 10/02/18	2,011
1,050	4.000%, 04/01/25	1,075
12,100	4.875%, 10/02/23	13,201
	General Motors Financial Co., Inc.,
3,796	3.250%, 05/15/18	3,853
205	4.250%, 05/15/23	213
1,050	4.750%, 08/15/17	1,112
928	Genesis Energy LP, 5.625%, 06/15/24	840
	Genesis Energy LP/Genesis Energy Finance Corp.,
850	5.750%, 02/15/21	801
1,505	7.875%, 12/15/18	1,535
	GenOn Energy, Inc.,
1,000	7.875%, 06/15/17	980
1,000	9.500%, 10/15/18	992
3,848	9.875%, 10/15/20	3,733
	Geo Group, Inc. (The),
3,900	5.875%, 01/15/22	4,037
2,700	6.625%, 02/15/21	2,835
490	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	480
2,434	Goodman Networks, Inc., 12.125%, 07/01/18	2,470
	Goodyear Tire & Rubber Co. (The),
2,505	6.500%, 03/01/21	2,690
5,787	7.000%, 05/15/22	6,265
4,325	8.250%, 08/15/20	4,606
3,179	8.750%, 08/15/20	3,727
762	Graphic Packaging International, Inc., 4.750%, 04/15/21	785
1,300	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	1,420
1,850	Gray Television, Inc., 7.500%, 10/01/20	1,901
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,528
755	Griffon Corp., 5.250%, 03/01/22	725
933	Guitar Center, Inc., 6.500%, 04/15/19 (e)	767
4,075	H&E Equipment Services, Inc., 7.000%, 09/01/22	3,881
	H.J. Heinz Co.,
8,114	4.250%, 10/15/20	8,180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,135	4.875%, 02/15/25 (e)	1,138
	Halcon Resources Corp.,
6,350	8.875%, 05/15/21	4,223
1,505	9.250%, 02/15/22	993
774	9.750%, 07/15/20	517
525	Halyard Health, Inc., 6.250%, 10/15/22 (e)	536
2,100	Hanesbrands, Inc., 6.375%, 12/15/20	2,220
2,125	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,061
	Harland Clarke Holdings Corp.,
1,340	9.250%, 03/01/21 (e)	1,276
3,490	9.750%, 08/01/18 (e)	3,717
650	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	735
	HCA Holdings, Inc.,
770	6.250%, 02/15/21	836
14,610	7.750%, 05/15/21	15,614
	HCA, Inc.,
1,468	3.750%, 03/15/19	1,483
1,410	4.250%, 10/15/19	1,451
715	4.750%, 05/01/23	749
1,976	5.000%, 03/15/24	2,114
1,575	5.250%, 04/15/25	1,717
1,437	5.375%, 02/01/25	1,476
2,080	5.875%, 03/15/22	2,319
740	Series 1, 5.875%, 05/01/23	803
15,576	6.500%, 02/15/20	17,523
24,503	7.500%, 02/15/22	28,715
1,400	8.000%, 10/01/18	1,624
	HD Supply, Inc.,
1,440	5.250%, 12/15/21 (e)	1,483
1,652	7.500%, 07/15/20	1,731
732	Headwaters, Inc., 7.250%, 01/15/19	765
	HealthSouth Corp.,
1,671	5.750%, 11/01/24	1,725
2,989	7.750%, 09/15/22	3,161
3,276	Hecla Mining Co., 6.875%, 05/01/21	2,916
	Hertz Corp. (The),
5,276	5.875%, 10/15/20	5,355
1,000	6.250%, 10/15/22	1,023
1,673	6.750%, 04/15/19	1,723
7,057	7.375%, 01/15/21	7,444
1,000	7.500%, 10/15/18	1,035

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
16,393	Hexion U.S. Finance Corp., 6.625%, 04/15/20	15,399
1,600	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,372
	Hiland Partners LP/Hiland Partners Finance Corp.,
448	5.500%, 05/15/22 (e)	465
921	7.250%, 10/01/20 (e)	990
	Hilcorp Energy I LP/Hilcorp Finance Co.,
855	5.000%, 12/01/24 (e)	769
2,393	7.625%, 04/15/21 (e)	2,429
2,395	8.000%, 02/15/20 (e)	2,443
1,100	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,161
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	485
10,205	Hologic, Inc., 6.250%, 08/01/20	10,652
151	Hospira, Inc., 5.200%, 08/12/20	166
2,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,138
	Huntsman International LLC,
6,100	4.875%, 11/15/20	6,123
606	5.125%, 11/15/22 (e)	604
2,000	8.625%, 03/15/21	2,150
3,940	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	4,127
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,470	4.875%, 03/15/19	2,513
2,684	5.875%, 02/01/22	2,745
1,360	iGATE Corp., 4.750%, 04/15/19	1,363
1,011	Igloo Holdings Corp., 8.250% (Cash), 12/15/17 (e) (v)	1,020
	iHeartCommunications, Inc.,
1,588	9.000%, 12/15/19	1,548
3,087	9.000%, 03/01/21	2,995
1,595	IHS, Inc., 5.000%, 11/01/22 (e)	1,608
6,778	ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)	6,312
1,003	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	947
5,811	IMS Health, Inc., 6.000%, 11/01/20 (e)	6,051
3,337	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (Cash), 05/01/21 (e) (v)	3,354

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Infor US, Inc.,
6,543	9.375%, 04/01/19	7,034
2,360	11.500%, 07/15/18	2,572
1,040	Ingles Markets, Inc., 5.750%, 06/15/23	1,050
	International Lease Finance Corp.,
1,602	4.625%, 04/15/21	1,650
1,480	5.875%, 04/01/19	1,604
5,920	6.250%, 05/15/19	6,527
2,575	8.250%, 12/15/20	3,161
3,175	8.625%, 01/15/22	4,016
14,485	8.750%, 03/15/17	16,117
1,390	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,442
670	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	694
	Iron Mountain, Inc.,
1,351	5.750%, 08/15/24	1,368
551	7.750%, 10/01/19	589
107	8.375%, 08/15/21	111
	Isle of Capri Casinos, Inc.,
2,943	5.875%, 03/15/21	3,053
1,400	8.875%, 06/15/20	1,481
	J.C. Penney Corp., Inc.,
2,500	5.750%, 02/15/18	2,263
329	8.125%, 10/01/19	299
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	353
250	Jaguar Holding Co. I, 9.375% (Cash), 10/15/17 (e) (v)	255
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,050
1,425	7.500%, 05/01/17	1,567
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,082
	JBS USA LLC/JBS USA Finance, Inc.,
3,723	5.875%, 07/15/24 (e)	3,594
7,784	7.250%, 06/01/21 (e)	7,953
2,701	8.250%, 02/01/20 (e)	2,844
975	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	780
1,700	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	1,453
	K. Hovnanian Enterprises, Inc.,
419	7.000%, 01/15/19 (e)	390
396	7.250%, 10/15/20 (e)	407
953	9.125%, 11/15/20 (e)	998

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
715	11.875%, 10/15/15	751
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,616
606	Kennedy-Wilson, Inc., 5.875%, 04/01/24	613
706	Key Energy Services, Inc., 6.750%, 03/01/21	424
	Kinder Morgan, Inc.,
726	5.000%, 02/15/21 (e)	774
726	5.625%, 11/15/23 (e)	798
2,500	7.250%, 06/01/18	2,832
	Kindred Escrow Corp. II,
1,850	8.000%, 01/15/20 (e)	1,963
1,850	8.750%, 01/15/23 (e)	1,980
5,600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	6,146
1,000	KLX, Inc., 5.875%, 12/01/22 (e)	987
1,767	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	1,467
	L Brands, Inc.,
1,335	5.625%, 02/15/22	1,448
1,100	5.625%, 10/15/23	1,194
6,925	6.625%, 04/01/21	7,825
1,000	7.000%, 05/01/20	1,138
1,650	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,774
	Lennar Corp.,
950	4.500%, 06/15/19	960
690	4.500%, 11/15/19	690
555	6.950%, 06/01/18	602
555	Series B, 12.250%, 06/01/17	666
4,406	Level 3 Communications, Inc., 5.750%, 12/01/22 (e)	4,439
	Level 3 Financing, Inc.,
468	5.625%, 02/01/23 (e)	476
2,124	6.125%, 01/15/21	2,204
4,140	7.000%, 06/01/20	4,409
13,963	8.125%, 07/01/19	14,818
1,420	8.625%, 07/15/20	1,549
870	Liberty Interactive LLC, 8.250%, 02/01/30	942
2,093	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	2,459
	LifePoint Hospitals, Inc.,
1,335	5.500%, 12/01/21	1,404
200	6.625%, 10/01/20	210
1,780	LIN Television Corp., 5.875%, 11/15/22 (e)	1,789

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Linn Energy LLC/Linn Energy Finance Corp.,
6,550	6.250%, 11/01/19	4,995
1,290	6.500%, 09/15/21	948
3,350	7.750%, 02/01/21	2,529
	Live Nation Entertainment, Inc.,
1,365	5.375%, 06/15/22 (e)	1,363
1,018	7.000%, 09/01/20 (e)	1,087
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	320
1,143	M/I Homes, Inc., 8.625%, 11/15/18	1,189
3,805	Magnachip Semiconductor Corp., 6.875%, 07/15/21	3,472
2,995	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,242
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,510
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	579
2,407	4.875%, 12/01/24	2,419
5,200	5.500%, 02/15/23	5,350
367	6.250%, 06/15/22	386
325	6.500%, 08/15/21	341
564	6.750%, 11/01/20	592
1,237	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	1,169
	Masco Corp.,
261	5.950%, 03/15/22	291
56	7.125%, 03/15/20	64
1,968	MasTec, Inc., 4.875%, 03/15/23	1,830
730	Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21	732
1,783	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	1,623
	Mercer International, Inc.,
337	7.000%, 12/01/19 (e)	344
614	7.750%, 12/01/22 (e)	631
	Meritage Homes Corp.,
1,038	7.000%, 04/01/22	1,095
500	7.150%, 04/15/20	535
12,815	MetLife, Inc., 6.400%, 12/15/36	14,545
	MGM Resorts International,
3,225	5.250%, 03/31/20	3,233
2,275	6.000%, 03/15/23	2,298

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
500	6.625%, 12/15/21	525
3,625	6.750%, 10/01/20	3,833
4,120	7.625%, 01/15/17	4,429
11,644	7.750%, 03/15/22	12,896
8,700	8.625%, 02/01/19	9,809
1,350	11.375%, 03/01/18	1,610
	Micron Technology, Inc.,
776	5.250%, 08/01/23 (e)	777
689	5.500%, 02/01/25 (e)	692
2,772	5.875%, 02/15/22 (e)	2,911
1,630	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	1,667
	Momentive Performance Materials, Inc.,
1,350	3.880%, 10/24/21	1,164
1,350	8.875%, 10/15/20 (d) (i)	—	(h)
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (i)	—	(h)
11	7.750%, 03/15/36 (d) (i)	—	(h)
115	8.375%, 07/15/33 (d) (i)	—	(h)
1,386	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	1,441
3,145	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	3,263
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	836
558	MSCI, Inc., 5.250%, 11/15/24 (e)	582
1,275	MTR Gaming Group, Inc., 11.500%, 08/01/19	1,380
182	Murphy Oil USA, Inc., 6.000%, 08/15/23	193
778	Mustang Merger Corp., 8.500%, 08/15/21 (e)	759
4,000	Mylan, Inc., 7.875%, 07/15/20 (e)	4,254
1,345	National Financial Partners Corp., 9.000%, 07/15/21 (e)	1,389
195	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	202
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	235
259	6.500%, 06/01/22	223
434	7.875%, 10/01/20	401
421	9.625%, 05/01/19	431
	Navient Corp.,
357	7.250%, 01/25/22	388
2,908	8.000%, 03/25/20	3,228

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,666	Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21 (e)	1,579
	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
1,755	7.375%, 01/15/22 (e)	1,562
275	8.125%, 02/15/19	217
2,245	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	2,144
410	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	417
	NCR Corp.,
246	5.000%, 07/15/22	241
115	5.875%, 12/15/21	119
903	6.375%, 12/15/23	944
55	Neebo, Inc., 15.000%, 06/30/16 (e)	57
	Neiman Marcus Group Ltd. LLC,
1,497	8.000%, 10/15/21 (e)	1,550
2,400	8.750% (Cash), 10/15/21 (e) (v)	2,508
	Netflix, Inc.,
1,164	5.375%, 02/01/21	1,205
1,545	5.750%, 03/01/24 (e)	1,599
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
1,290	5.625%, 03/15/20 (e)	1,346
747	5.875%, 03/15/22 (e)	793
	New Albertsons, Inc.,
675	Series C, 6.625%, 06/01/28	557
580	8.000%, 05/01/31	539
579	8.700%, 05/01/30	568
	Newfield Exploration Co.,
1,204	5.625%, 07/01/24	1,189
2,100	5.750%, 01/30/22	2,074
975	6.875%, 02/01/20	982
	Nexstar Broadcasting, Inc.,
880	6.125%, 02/15/22 (e)	882
2,928	6.875%, 11/15/20	3,049
	NGL Energy Partners LP/NGL Energy Finance Corp.,
445	5.125%, 07/15/19 (e)	423
750	6.875%, 10/15/21 (e)	725
	Nielsen Finance LLC/Nielsen Finance Co.,
1,200	4.500%, 10/01/20	1,203

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
4,668	5.000%, 04/15/22 (e)	4,680
4,944	NII Capital Corp., 7.625%, 04/01/21 (d)	1,100
3,083	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	3,533
	NRG Energy, Inc.,
600	6.250%, 07/15/22	616
1,275	6.250%, 05/01/24	1,272
3,766	6.625%, 03/15/23	3,907
5,245	7.625%, 01/15/18	5,724
2,236	7.875%, 05/15/21	2,398
1,000	8.250%, 09/01/20	1,060
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,350
1,100	Oasis Petroleum, Inc., 6.875%, 03/15/22	1,013
758	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	493
1,325	Olin Corp., 5.500%, 08/15/22	1,328
	Omnicare, Inc.,
425	4.750%, 12/01/22	440
585	5.000%, 12/01/24	608
473	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	494
2,000	Oshkosh Corp., 8.500%, 03/01/20	2,094
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
748	5.250%, 02/15/22 (e)	774
880	5.625%, 02/15/24 (e)	920
650	5.875%, 03/15/25 (e)	673
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	841
545	5.375%, 01/15/25 (e)	570
3,250	PAETEC Holding Corp., 9.875%, 12/01/18	3,429
683	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	719
	Parker Drilling Co.,
755	6.750%, 07/15/22	544
660	7.500%, 08/01/20	508
7,021	Party City Holdings, Inc., 8.875%, 08/01/20	7,583
667	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750%, 08/15/19	677
	Peabody Energy Corp.,
410	6.000%, 11/15/18	329
6,427	6.250%, 11/15/21	4,820

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
196	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.500%, 05/15/21	209
370	Penske Automotive Group, Inc., 5.750%, 10/01/22	385
2,500	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	2,606
1,623	PHI, Inc., 5.250%, 03/15/19	1,412
2,850	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	2,921
408	Pioneer Energy Services Corp., 6.125%, 03/15/22	285
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	481
231	7.500%, 01/15/20	275
1,385	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,468
4,614	Polymer Group, Inc., 7.750%, 02/01/19	4,775
	PolyOne Corp.,
2,611	5.250%, 03/15/23	2,650
2,989	7.375%, 09/15/20	3,169
	Post Holdings, Inc.,
2,200	6.000%, 12/15/22 (e)	2,101
2,761	6.750%, 12/01/21 (e)	2,699
9,600	7.375%, 02/15/22	9,768
9,206	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	9,014
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,686
136	8.125%, 02/01/20	146
865	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	882
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	7,979
23,245	VAR, 5.625%, 06/15/43	24,175
20,685	VAR, 5.875%, 09/15/42	21,978
1,241	PSPC Escrow Corp., 6.500%, 02/01/22 (e)	1,266
	QEP Resources, Inc.,
2,269	5.250%, 05/01/23	2,150
3,625	5.375%, 10/01/22	3,462
1,871	6.875%, 03/01/21	1,927
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	950
	QVC, Inc.,
200	5.125%, 07/02/22	215
1,005	7.375%, 10/15/20 (e)	1,052

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	240
2,527	7.750%, 02/15/31	2,590
375	Qwest Corp., 7.250%, 09/15/25	446
	R.R. Donnelley & Sons Co.,
765	7.000%, 02/15/22	823
665	7.875%, 03/15/21	738
465	Radio One, Inc., 9.250%, 02/15/20 (e)	427
1,266	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,361
	Rain CII Carbon LLC/CII Carbon Corp.,
1,490	8.000%, 12/01/18 (e)	1,468
1,456	8.250%, 01/15/21 (e)	1,445
	Range Resources Corp.,
569	5.000%, 08/15/22	563
2,427	5.000%, 03/15/23	2,391
10	6.750%, 08/01/20	10
1,244	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	1,320
125	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	125
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,311
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,478
	Regal Entertainment Group,
3,234	5.750%, 03/15/22	3,214
1,200	5.750%, 06/15/23	1,171
315	5.750%, 02/01/25	302
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	295
696	5.000%, 10/01/22	727
2,245	5.500%, 04/15/23	2,346
1,043	5.875%, 03/01/22	1,142
1,145	6.500%, 07/15/21	1,214
	Reliance Holding USA, Inc.,
9,370	Reg. S, 5.400%, 02/14/22	10,373
1,382	Reg. S, 6.250%, 10/19/40	1,632
415	Resolute Forest Products, Inc., 5.875%, 05/15/23	396
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	614
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,235	5.750%, 10/15/20	10,465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,950	6.875%, 02/15/21	4,157
3,600	7.125%, 04/15/19	3,728
3,275	7.875%, 08/15/19	3,459
1,950	8.250%, 02/15/21	1,982
3,625	8.500%, 05/15/18	3,698
10,300	9.000%, 04/15/19	10,635
21,082	9.875%, 08/15/19	22,400
3,260	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	3,268
948	Ridgebury Crude Tankers LLC, Reg. S, 7.625%, 03/20/17 (e)	953
	Rite Aid Corp.,
910	6.750%, 06/15/21	951
2,380	8.000%, 08/15/20	2,541
1,950	9.250%, 03/15/20	2,140
656	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	695
878	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	851
1,500	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,560
656	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22	630
	Rosetta Resources, Inc.,
2,180	5.625%, 05/01/21	2,055
2,644	5.875%, 06/01/22	2,485
1,174	5.875%, 06/01/24	1,071
554	RSP Permian, Inc., 6.625%, 10/01/22 (e)	551
775	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	789
320	Sabine Oil & Gas Corp., 9.750%, 02/15/17	118
	Sabine Pass Liquefaction LLC,
1,337	5.625%, 02/01/21	1,339
9,629	5.625%, 04/15/23	9,629
975	5.750%, 05/15/24	980
1,113	6.250%, 03/15/22	1,153
5,430	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	5,810
655	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	698
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	525
3,000	5.750%, 06/01/22	3,210
1,500	6.875%, 11/15/19	1,592

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	SandRidge Energy, Inc.,
6,475	7.500%, 03/15/21	4,500
1,750	8.125%, 10/15/22	1,190
448	Sanmina Corp., 4.375%, 06/01/19 (e)	441
1,541	SBA Communications Corp., 4.875%, 07/15/22 (e)	1,499
2,991	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,088
	Scientific Games International, Inc.,
665	7.000%, 01/01/22 (e)	672
3,565	10.000%, 12/01/22 (e)	3,271
	Sealed Air Corp.,
800	4.875%, 12/01/22 (e)	816
800	5.125%, 12/01/24 (e)	821
433	5.250%, 04/01/23 (e)	448
600	6.500%, 12/01/20 (e)	662
8,689	8.375%, 09/15/21 (e)	9,753
562	SemGroup Corp., 7.500%, 06/15/21	559
2,130	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	2,125
10,792	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	11,520
	Service Corp. International,
3,041	5.375%, 01/15/22	3,147
700	5.375%, 05/15/24	728
680	6.750%, 04/01/16	709
2,735	7.500%, 04/01/27	3,077
700	7.625%, 10/01/18	788
1,240	8.000%, 11/15/21	1,466
850	SESI LLC, 7.125%, 12/15/21	852
750	Seventy Seven Energy, Inc., 6.500%, 07/15/22	298
600	Seventy Seven Operating LLC, 6.625%, 11/15/19	435
408	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	445
1,335	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	1,489
910	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	865
	Sinclair Television Group, Inc.,
7,429	5.375%, 04/01/21	7,448
1,640	5.625%, 08/01/24 (e)	1,619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,230	6.125%, 10/01/22	3,327
	Sirius XM Radio, Inc.,
8,872	4.250%, 05/15/20 (e)	8,650
787	4.625%, 05/15/23 (e)	738
4,200	5.750%, 08/01/21 (e)	4,305
485	5.875%, 10/01/20 (e)	497
3,131	6.000%, 07/15/24 (e)	3,217
	SITEL LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	676
805	11.500%, 04/01/18	672
1,230	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	1,245
	SM Energy Co.,
1,760	5.000%, 01/15/24	1,579
2,369	6.500%, 11/15/21	2,322
2,600	6.500%, 01/01/23	2,548
2,193	6.625%, 02/15/19	2,193
	Smithfield Foods, Inc.,
3,625	5.250%, 08/01/18 (e)	3,698
5,530	5.875%, 08/01/21 (e)	5,682
3,575	6.625%, 08/15/22	3,789
1,300	7.750%, 07/01/17	1,448
	Spectrum Brands, Inc.,
1,382	6.125%, 12/15/24 (e)	1,441
2,700	6.375%, 11/15/20	2,862
3,333	6.625%, 11/15/22	3,558
4,375	6.750%, 03/15/20	4,604
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	1,094
450	Spirit AeroSystems, Inc., 5.250%, 03/15/22	460
	Sprint Capital Corp.,
821	6.875%, 11/15/28	755
476	6.900%, 05/01/19	484
15,756	8.750%, 03/15/32	16,111
	Sprint Communications, Inc.,
1,115	6.000%, 12/01/16	1,168
2,727	6.000%, 11/15/22	2,543
1,750	7.000%, 03/01/20 (e)	1,907
3,715	7.000%, 08/15/20	3,743
15,195	9.000%, 11/15/18 (e)	17,512
305	11.500%, 11/15/21	368
	Sprint Corp.,
1,188	7.125%, 06/15/24	1,155

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
15,098	7.250%, 09/15/21	15,075
20,256	7.875%, 09/15/23	20,535
	Standard Pacific Corp.,
626	5.875%, 11/15/24	621
1,275	8.375%, 01/15/21	1,434
319	10.750%, 09/15/16	359
2,025	Station Casinos LLC, 7.500%, 03/01/21	2,126
	Steel Dynamics, Inc.,
625	5.125%, 10/01/21 (e)	639
1,115	5.250%, 04/15/23	1,137
980	5.500%, 10/01/24 (e)	1,000
980	6.375%, 08/15/22	1,046
850	7.625%, 03/15/20	885
2,272	Stone Energy Corp., 7.500%, 11/15/22	1,977
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
650	5.500%, 06/01/24	640
114	7.375%, 08/01/21	121
510	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	491
391	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21	411
600	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	618
	SunGard Data Systems, Inc.,
994	6.625%, 11/01/19	999
1,349	7.375%, 11/15/18	1,401
2,962	7.625%, 11/15/20	3,158
2,012	SUPERVALU, Inc., 7.750%, 11/15/22	2,077
	Swift Energy Co.,
450	7.125%, 06/01/17	175
1,176	7.875%, 03/01/22	415
929	8.875%, 01/15/20	325
705	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	606
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,222	5.000%, 01/15/18 (e)	1,246
850	5.250%, 05/01/23	846
1,500	6.375%, 08/01/22	1,556
655	6.875%, 02/01/21	686

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
277	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	289
	Teleflex, Inc.,
875	5.250%, 06/15/24 (e)	884
700	6.875%, 06/01/19	728
1,575	Tempur Sealy International, Inc., 6.875%, 12/15/20	1,689
	Tenet Healthcare Corp.,
785	4.375%, 10/01/21	784
1,021	4.500%, 04/01/21	1,031
13,750	4.750%, 06/01/20	14,094
1,134	5.000%, 03/01/19 (e)	1,137
2,995	5.500%, 03/01/19 (e)	3,044
4,629	6.000%, 10/01/20	5,011
510	6.250%, 11/01/18	554
7,040	6.750%, 02/01/20	7,427
10,318	8.000%, 08/01/20	10,885
8,581	8.125%, 04/01/22	9,675
1,022	Tenneco, Inc., 5.375%, 12/15/24	1,063
	Terex Corp.,
6,835	6.000%, 05/15/21	6,938
2,200	6.500%, 04/01/20	2,277
902	TerraForm Power Operating LLC, 5.875%, 02/01/23	921
480	Tesoro Corp., 5.125%, 04/01/24	476
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
893	5.500%, 10/15/19 (e)	905
5,079	5.875%, 10/01/20	5,180
4,975	6.125%, 10/15/21	5,050
857	6.250%, 10/15/22 (e)	870
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	616
930	6.000%, 03/01/23	951
1,495	6.125%, 01/15/22	1,538
1,296	6.250%, 04/01/21	1,338
930	6.375%, 03/01/25	946
405	6.464%, 04/28/19	420
1,360	6.500%, 01/15/24	1,411
2,881	6.625%, 11/15/20	2,996
1,700	6.625%, 04/01/23	1,764
7,694	6.633%, 04/28/21	7,988
11,260	6.731%, 04/28/22	11,668

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,602	6.836%, 04/28/23	1,670
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	488
1,635	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	1,668
	TransDigm, Inc.,
480	5.500%, 10/15/20	471
2,061	6.000%, 07/15/22	2,056
971	6.500%, 07/15/24	983
3,340	Tutor Perini Corp., 7.625%, 11/01/18	3,461
3,343	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,435
1,240	U.S. Concrete, Inc., 8.500%, 12/01/18	1,311
603	UAL Pass-Through Trust, Series 071A, 6.636%, 07/02/22	649
2,100	UCI International, Inc., 8.625%, 02/15/19	1,932
1,433	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	1,426
4,880	Unit Corp., 6.625%, 05/15/21	4,587
	United Rentals North America, Inc.,
274	5.750%, 07/15/18	283
2,105	5.750%, 11/15/24	2,137
2,078	6.125%, 06/15/23	2,159
1,435	7.375%, 05/15/20	1,544
9,777	7.625%, 04/15/22	10,753
6,355	8.250%, 02/01/21	6,871
2,725	8.375%, 09/15/20	2,906
5,787	United Surgical Partners International, Inc., 9.000%, 04/01/20	6,192
	Universal Health Services, Inc.,
288	3.750%, 08/01/19 (e)	291
420	4.750%, 08/01/22 (e)	431
	Univision Communications, Inc.,
3,175	5.125%, 05/15/23 (e)	3,294
4,033	6.750%, 09/15/22 (e)	4,386
750	8.500%, 05/15/21 (e)	804
37	USG Corp., 7.875%, 03/30/20 (e)	40
1,411	USI, Inc., 7.750%, 01/15/21 (e)	1,378
1,456	Vail Resorts, Inc., 6.500%, 05/01/19	1,509
1,716	Viasystems, Inc., 7.875%, 05/01/19 (e)	1,813
13,110	Voya Financial, Inc., VAR, 5.650%, 05/15/53	13,175
5,080	Vulcan Materials Co., 7.500%, 06/15/21	6,007
1,380	VWR Funding, Inc., 7.250%, 09/15/17	1,444

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	1,003
	W.R. Grace & Co.-Conn,
938	5.125%, 10/01/21 (e)	975
312	5.625%, 10/01/24 (e)	335
1,643	WCI Communities, Inc., 6.875%, 08/15/21	1,639
495	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	505
2,316	West Corp., 5.375%, 07/15/22 (e)	2,218
353	Western Refining, Inc., 6.250%, 04/01/21	344
	Whiting Petroleum Corp.,
1,750	5.000%, 03/15/19	1,676
7,600	5.750%, 03/15/21	7,229
	Windstream Corp.,
444	7.500%, 06/01/22	443
5,574	7.750%, 10/15/20	5,783
14,219	7.750%, 10/01/21	14,432
700	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	745
	WMG Acquisition Corp.,
3,360	6.000%, 01/15/21 (e)	3,402
2,708	6.750%, 04/15/22 (e)	2,441
700	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	680
	WPX Energy, Inc.,
394	5.250%, 01/15/17	397
2,423	5.250%, 09/15/24	2,253
6,585	6.000%, 01/15/22	6,388
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	510
	Zayo Group LLC/Zayo Capital, Inc.,
3,100	6.000%, 04/01/23 (e)	3,108
1,514	10.125%, 07/01/20	1,699
5,260	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	5,641

		2,424,225

	Venezuela — 0.1%
	Petróleos de Venezuela S.A.,
10,180	5.375%, 04/12/27	3,124
25,836	6.000%, 11/15/26	7,915

		11,039

	Total Corporate Bonds (Cost $3,230,590)	3,191,046

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 5.0%
	Argentina — 0.0% (g)
738	City of Buenos Aires, Reg. S, 12.500%, 04/06/15 (m)	738
	Provincia de Buenos Aires,
2,332	Reg. S, 9.625%, 04/18/28 (m)	2,110
2,899	Reg. S, 10.875%, 01/26/21 (m)	2,769
479	Reg. S, 11.750%, 10/05/15 (m)	474
1,200	Provincia de Cordoba, Reg. S, 12.375%, 08/17/17 (m)	1,128
2,360	Republic of Argentina, 7.000%, 10/03/15 (m)	2,378

		9,597

	Aruba — 0.0% (g)
5,290	Government of Aruba, 4.625%, 09/14/23 (e) (m)	5,217

	Bahrain — 0.0% (g)
2,310	Kingdom of Bahrain, 6.000%, 09/19/44 (e) (m)	2,241

	Brazil — 0.3%
10,805	Citigroup, Inc., CLN, Reg. S, 10.000%, 01/03/17 (linked to Federative Republic of Brazil, 0.000%, 01/01/17; credit rating BBB) (d) (i)	6,906
	Federative Republic of Brazil,
2,280	4.250%, 01/07/25 (m)	2,271
9,062	5.000%, 01/27/45 (m)	8,700
3,520	7.125%, 01/20/37 (m)	4,365
7,640	11.000%, 08/17/40 (m)	8,077

		30,319

	Costa Rica — 0.2%
	Instituto Costarricense de Electricidad,
520	6.375%, 05/15/43 (e)	437
1,870	Reg. S, 6.950%, 11/10/21	1,956
	Republic of Costa Rica,
4,570	7.000%, 04/04/44 (e) (m)	4,444
2,200	Reg. S, 4.250%, 01/26/23 (m)	2,032
9,090	Reg. S, 9.995%, 08/01/20 (m)	11,522

		20,391

	Croatia — 0.1%
	Republic of Croatia,
2,040	Reg. S, 6.000%, 01/26/24 (m)	2,229
3,890	Reg. S, 6.750%, 11/05/19 (m)	4,284

		6,513

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Dominican Republic — 0.3%
	Government of Dominican Republic,
4,200	6.850%, 01/27/45 (e) (m)	4,242
4,255	7.450%, 04/30/44 (e) (m)	4,680
1,840	9.040%, 01/23/18 (e) (m)	2,001
2,200	Reg. S, 5.875%, 04/18/24 (m)	2,321
7,690	Reg. S, 7.500%, 05/06/21 (m)	8,632
9,660	Reg. S, 9.040%, 01/23/18 (m)	10,506

		32,382

	Ecuador — 0.0% (g)
4,442	Republic of Ecuador, 7.950%, 06/20/24 (m)	3,920

	El Salvador — 0.1%
7,590	Republic of El Salvador, Reg. S, 7.750%, 01/24/23 (m)	8,624

	Ethiopia — 0.0% (g)
2,900	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24 (e) (m)	2,820

	Ghana — 0.0% (g)
4,250	Republic of Ghana, Reg. S, 8.500%, 10/04/17 (m)	4,218

	Honduras — 0.1%
7,290	Republic of Honduras, 8.750%, 12/16/20 (e) (m)	8,093

		8,093

	Hungary — 0.5%
	Republic of Hungary,
15,930	5.375%, 03/25/24 (m)	18,135
7,390	5.750%, 11/22/23 (m)	8,517
4,164	6.375%, 03/29/21 (m)	4,893
8,300	7.625%, 03/29/41 (m)	12,284
12,382	7.625%, 03/29/41 (m)	18,324

		62,153

	Indonesia — 0.4%
	Republic of Indonesia,
2,000	4.125%, 01/15/25 (e) (m)	2,055
1,987	5.125%, 01/15/45 (e) (m)	2,106
8,250	5.875%, 01/15/24 (e) (m)	9,549
8,550	6.750%, 01/15/44 (e) (m)	11,030
14,842	Reg. S, 11.625%, 03/04/19 (m)	19,814

		44,554

	Iraq — 0.1%
20,635	Republic of Iraq, Reg. S, 5.800%, 01/15/28 (m)	16,508

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Italy — 0.2%
		Republic of Italy,
EUR	1,000	4.250%, 03/01/20 (m)	1,318
EUR	7,400	4.500%, 05/01/23 (m)	10,326
EUR	2,300	Reg. S, 4.750%, 08/01/23 (e) (m)	3,276
EUR	7,200	Reg. S, 4.750%, 09/01/28 (e) (m)	10,726

			25,646

		Jamaica — 0.0% (g)
	2,040	Government of Jamaica, 8.000%, 06/24/19 (m)	2,235

		Kenya — 0.0% (g)
	750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (d) (i)	668
	2,580	Republic of Kenya, Reg. S, 6.875%, 06/24/24 (m)	2,683

			3,351

		Mexico — 0.0% (g)
	3,850	United Mexican States, 4.600%, 01/23/46 (m)	4,110

		Morocco — 0.0% (g)
	2,200	Kingdom of Morocco, Reg. S, 4.250%, 12/11/22 (m)	2,305

		Pakistan — 0.1%
		Republic of Pakistan,
	8,620	8.250%, 04/15/24 (e) (m)	8,900
	400	Reg. S, 6.875%, 06/01/17 (m)	409

			9,309

		Panama — 0.1%
		Republic of Panama,
	2,450	4.300%, 04/29/53 (m)	2,456
	2,150	6.700%, 01/26/36 (m)	2,903

			5,359

		Philippines — 0.2%
		Republic of the Philippines,
	7,030	5.500%, 03/30/26 (m)	8,673
	600	7.500%, 09/25/24 (m)	800
	8,130	10.625%, 03/16/25 (m)	13,293

			22,766

		Portugal — 0.2%
EUR	10,882	Portugal Obrigacoes do Tesouro OT, Reg. S, 4.750%, 06/14/19 (e) (m)	14,027

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Portugal –– continued
EUR	3,600	Reg. S, 5.650%, 02/15/24 (e) (m)	5,125

			19,152

		Romania — 0.3%
		Republic of Romania,
	15,430	6.750%, 02/07/22 (e) (m)	18,939
	9,660	Reg. S, 6.125%, 01/22/44 (m)	12,884

			31,823

		Russia — 0.3%
		Russian Federation,
	2,400	Reg. S, 3.500%, 01/16/19 (m)	2,082
	9,800	Reg. S, 4.875%, 09/16/23 (m)	8,244
	4,800	Reg. S, 5.875%, 09/16/43 (m)	3,936
	8,390	Reg. S, 12.750%, 06/24/28 (m)	11,327
	4,192	Reg. S, SUB, 7.500%, 03/31/30 (m)	4,221

			29,810

		Serbia — 0.2%
	15,230	Republic of Serbia, Reg. S, 7.250%, 09/28/21 (m)	17,419

		Slovenia — 0.2%
		Republic of Slovenia,
	13,070	5.250%, 02/18/24 (e) (m)	15,063
	4,270	Reg. S, 5.850%, 05/10/23 (m)	5,053

			20,116

		South Africa — 0.2%
		Republic of South Africa,
	4,370	4.665%, 01/17/24 (m)	4,665
	2,000	5.875%, 05/30/22	2,290
	11,960	5.875%, 09/16/25 (m)	13,889
	4,000	5.875%, 09/16/25 (m)	4,645

			25,489

		Spain — 0.2%
		Kingdom of Spain,
EUR	4,250	4.850%, 10/31/20 (m)	5,841
EUR	1,600	Reg. S, 4.800%, 01/31/24 (m)	2,328
EUR	13,050	Reg. S, 5.400%, 01/31/23 (e) (m)	19,328

			27,497

		Sri Lanka — 0.1%
		Republic of Sri Lanka,
	9,650	Reg. S, 5.875%, 07/25/22 (m)	10,072
	5,150	Reg. S, 6.250%, 10/04/20 (m)	5,440

			15,512

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey — 0.5%
	Republic of Turkey,
21,190	6.000%, 01/14/41 (m)	25,243
11,960	6.250%, 09/26/22 (m)	13,888
15,560	7.375%, 02/05/25 (m)	19,820

		58,951

	Ukraine — 0.0% (g)
	Republic of Ukraine,
3,730	Reg. S, 7.750%, 09/23/20 (m)	1,930
3,640	Reg. S, 7.800%, 11/28/22 (m)	1,811

		3,741

	Uruguay — 0.0% (g)
	Republic of Uruguay,
1,280	7.625%, 03/21/36 (m)	1,837
1,230	8.000%, 11/18/22 (m)	1,645

		3,482

	Venezuela — 0.1%
	Republic of Venezuela,
10,570	7.650%, 04/21/25 (m)	3,409
6,420	9.000%, 05/07/23 (m)	2,134
6,270	Reg. S, 6.000%, 12/09/20 (m)	1,991

		7,534

	Vietnam — 0.0% (g)
590	Republic of Vietnam, 4.800%, 11/19/24 (e) (m)	617

	Zambia — 0.0% (g)
4,590	Republic of Zambia, 8.500%, 04/14/24 (e) (m)	4,819

		4,819

	Total Foreign Government Securities (Cost $597,991)	598,593

Loan Assignments — 0.8%
	Bermuda — 0.0% (g)
844	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	622

	Canada — 0.0% (g)
406	MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	382

	Cayman Island — 0.0% (g)
660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	462

	Luxembourg — 0.0% (g)
1,700	Delta 2 Lux Sarl, 2nd Lien Term Loan, VAR, 7.750%, 07/29/22	1,646

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Singapore — 0.0% (g)
1,006	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	1,004

	United Kingdom — 0.0% (g)
73	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 0.155%, 03/19/21	67
77	Ceva Intercompany, Dutch B.V. Term Loan, VAR, 6.500%, 03/19/21	70
13	Ceva Logistics Holdings, Inc., Canadian Term Loan, VAR, 6.500%, 03/19/21	12
106	Ceva Logistics Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	97

		246

	United States — 0.8%
3,600	Albertsons LLC, Term Loan B4, VAR, 5.500%, 08/25/21 †††	3,590
185	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	178
1,064	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	1,063
640	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	635
377	Arizona Chemical U.S., Inc., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	367
900	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.668%, 10/26/17	859
391	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	381
890	Axalta Coating Systems US Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	871
314	Carestream Health, Inc., 1st Lien Term Loan, VAR, 5.000%, 06/07/19	313
630	CDW LLC, Term Loan, VAR, 3.250%, 04/29/20	616
1,458	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	1,452
3,201	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	3,173
558	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	552
2,086	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	2,086
1,265	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	1,252
1,697	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	1,685
816	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	679

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
189	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	189
640	Energy Future Intermediate Holdings Co. LLC., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	639
192	Entercom Radio LLC, Term Loan B-2, VAR, 4.001%, 11/23/18	191
817	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	790
1,510	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	901
2,260	First Data Corp., 2018 Dollar Term Loan, VAR, 3.668%, 03/23/18	2,217
119	Fram Group Holdings, Inc., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	118
673	Freescale Semiconductor, Inc., 7 Year Term Loan B-4, VAR, 4.250%, 02/28/20	663
593	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	592
864	Go Daddy Operating Co. LLC, Term Loan B, VAR, 4.750%, 05/13/21	859
3,218	H. J. Heinz Co., 1st Lien Term Loan B2, VAR, 3.500%, 06/05/20	3,211
4,407	iHeartCommunications, Inc., Term Loan, VAR, 6.921%, 01/30/19	4,103
1,873	iHeartCommunications, Inc., Term Loan E, VAR, 7.671%, 07/30/19	1,767
556	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	557
867	inVentiv Health, Inc., Term Loan B4, VAR, 7.750%, 05/15/18	861
2,120	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	1,915
1,492	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	1,477
271	OCI Beaumont LLC, Term Loan B3, VAR, 5.000%, 08/20/19	268
6,084	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.000%, 04/29/20	5,944
169	Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	168
896	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	680
46	Realogy Group LLC, Extended Term Loan, VAR, 0.018%, 10/10/16	46
639	Remy International, Inc., Term B Loan 2013, VAR, 4.250%, 03/05/20	633

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
327	Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	323
395	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	396
2,125	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,124
3,418	ROC Finance LLC, 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	3,179
1,217	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	788
721	Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 ^	711
1,614	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,563
1,036	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	1,025
794	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	794
1,244	Signode Industrial Group U.S., Inc. 1st Lien Term Loan B, VAR, 3.750%, 05/01/21	1,207
544	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	406
634	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	633
3,213	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	3,181
513	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	495
1,460	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	1,411
1,001	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16 (d)	1,003
16,772	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.661%, 10/10/17 (d) ^	10,450
6,472	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.661%, 10/10/16 (d)	4,012
1,107	Tribune Media Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,091
1,620	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	1,584
1,967	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20	1,936
442	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	435
754	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	1

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Loan Assignments — continued
		United States –– continued
	723	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	707
	1,076	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	1,076
	695	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	671
	400	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	396
	396	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	391

			90,530

		Total Loan Assignments (Cost $101,655)	94,892

	Preferred Securities — 5.8% (x)
		Belgium — 0.1%
EUR	12,925	KBC Groep N.V., Reg. S, VAR, 5.625%, 03/19/19	14,423

		Cayman Islands — 0.1%
	13,610	Emirates NBD Tier 1 Ltd., Reg. S, VAR, 5.750%, 05/30/19	13,139

		Denmark — 0.0% (g)
EUR	4,071	Danske Bank A/S, Reg. S, VAR, 5.750%, 04/06/20	4,696

		France — 0.4%
		Credit Agricole S.A.,
EUR	3,505	Reg. S, VAR, 6.500%, 06/23/21	4,119
	23,223	VAR, 6.625%, 09/23/19 (e)	22,788
		Electricite de France S.A.,
	9,535	VAR, 5.250%, 01/29/23 (e)	10,012
	10,240	VAR, 5.625%, 01/22/24 (e)	11,008
GBP	2,000	Orange S.A., Reg. S, VAR, 5.875%, 02/07/22	3,268

			51,195

		Netherlands — 0.1%
GBP	4,400	Telefonica Europe B.V., Reg. S, VAR, 6.750%, 11/26/20	7,250

		Spain — 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.,
EUR	15,000	Reg. S, VAR, 7.000%, 02/19/19	17,481
	2,000	Reg. S, VAR, 9.000%, 05/09/18	2,173

			19,654

		Switzerland — 0.2%
		Credit Suisse Group AG,
	6,385	VAR, 6.250%, 12/18/24 (e)	6,153

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Switzerland –– continued
	15,111	VAR, 7.500%, 12/11/23 (e)	15,870

			22,023

		United Kingdom — 0.6%
	705	Barclays plc, VAR, 8.250%, 12/15/18	735
		HSBC Holdings plc,
	12,515	VAR, 5.625%, 01/17/20	12,687
	20,640	VAR, 6.375%, 09/17/24	21,166
	16,958	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	17,339
GBP	6,909	Nationwide Building Society, Reg. S, VAR, 6.875%, 06/20/19	10,263

			62,190

		United States — 4.1%
	11,620	American Express Co., VAR, 5.200%, 11/15/19	11,783
		Bank of America Corp.,
	42,165	Series V, VAR, 5.125%, 06/17/19	41,190
	15,355	Series U, VAR, 5.200%, 06/01/23	14,664
	11,220	Series X, VAR, 6.250%, 09/05/24	11,474
	24,455	Series Z, VAR, 6.500%, 10/23/24	25,609
	10,419	Series K, VAR, 8.000%, 01/30/18	11,153
	1,315	Series M, VAR, 8.125%, 05/15/18	1,413
	13,200	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	12,268
		Citigroup, Inc.,
	40,750	Series D, VAR, 5.350%, 05/15/23	38,672
	21,330	Series N, VAR, 5.800%, 11/15/19	21,377
	18,431	VAR, 5.950%, 01/30/23	18,408
	8,835	Series M, VAR, 6.300%, 05/15/24	8,887
		Fifth Third Bancorp,
	6,175	Series J, VAR, 4.900%, 09/30/19	5,990
	17,625	VAR, 5.100%, 06/30/23	16,347
		General Electric Capital Corp.,
	29,700	Series C, VAR, 5.250%, 06/15/23	29,908
	32,500	Series B, VAR, 6.250%, 12/15/22	35,815
	29,843	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	30,579
	27,620	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	28,071
		PNC Financial Services Group, Inc. (The),
	12,415	Series R, VAR, 4.850%, 06/01/23	12,027
	9,588	VAR, 6.750%, 08/01/21	10,597
	17,040	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	17,466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	United States –– continued
11,565	Wachovia Capital Trust III, VAR, 5.570%, 03/16/15	11,344
	Wells Fargo & Co.,
16,775	Series U, VAR, 5.875%, 06/15/25	17,530
27,592	Series S, VAR, 5.900%, 06/15/24	28,351
27,775	Series K, VAR, 7.980%, 03/15/18	30,483

		491,406

	Total Preferred Securities (Cost $686,930)	685,976

SHARES/PAR
Preferred Stocks — 1.9%
	Brazil — 0.1%
407	Banco Bradesco S.A. (Preference Shares)	5,112

	Cayman Islands — 0.0% (g)
3	XLIT Ltd., Series D, VAR, 3.373%, 03/16/15 ($1,000 par value) @	2,755

	Luxembourg — 0.0% (g)
127	ArcelorMittal, Series MTUS, 6.000%, 01/15/16 ($25 par value)	1,980

	United States — 1.8%
43	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($100 par value)	2,134
256	Allstate Corp. (The), Series C, 6.750%, 10/15/18 ($25 par value) @	7,089
97	Allstate Corp. (The), Series E, 6.625%, 04/15/19 ($25 par value) @	2,649
4	Ally Financial, Inc., Series G, 7.000%, 03/16/15 ($1,000 par value) (e) @	4,058
8	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	878
2	Bank of America Corp., Series L, 7.250% ($1,000 par value) @	2,233
279	Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) @	6,784
119	BB&T Corp., Series E, 5.625%, 08/01/17 ($50 par value) @	3,022
508	BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	12,280
52	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,258
117	Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) @	2,920
85	Capital One Financial Corp., Series B, 6.000%, 09/01/17 ($25 par value) @	2,141

SHARES/PAR		SECURITY DESCRIPTION	VALUE
		United States –– continued
365		Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	9,647
2		Chesapeake Energy Corp., 5.750% ($1,000 par value) (e) @	2,292
—	(h)	Constar International, Inc. (Preference Shares) (i)	—
42		Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	4,616
457		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	12,020
57		Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	2,925
18		Dominion Resources, Inc., Series A, 6.125%, 04/01/16 ($50 par value)	1,065
35		Dominion Resources, Inc., Series B, 6.000%, 07/01/16 ($50 par value)	2,138
440		Duke Energy Corp., 5.125%, 01/15/73 ($25 par value)	10,935
34		Exelon Corp., 6.500%, 06/01/17 ($50 par value)	1,770
12		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	316
675		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	16,788
430		Goldman Sachs Group, Inc. (The), Series K, VAR, 6.375%, 05/10/24 ($25 par value) @	11,326
65		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	1,988
30		Health Care REIT, Inc., Series I, 6.500% ($50 par value) @	2,113
11		iStar Financial, Inc., Series J, 4.500%, 03/15/18 ($50 par value) @	622
485		Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) @	13,556
415		Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	10,753
300		Morgan Stanley, VAR, 6.875%, 01/15/24 ($25 par value) @	8,076
73		NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value)	4,237
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,067
374		SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	8,974
45		Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	2,466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES/PAR	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	United States — continued
18	Stanley Black & Decker, Inc., 6.250%, 11/17/16 ($100 par value)	2,063
575	State Street Corp., 6.000%, 12/15/19 ($25 par value) @	14,795
139	State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) @	3,390
301	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	7,961
26	T-Mobile USA, Inc., 5.500%, 12/15/17 ($50 par value)	1,478
34	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	1,654
34	United Technologies Corp., 7.500%, 08/01/15 ($50 par value)	2,032
42	Vornado Realty Trust, Series G, 6.625%, 03/16/15 ($25 par value) @	1,091
10	Weingarten Realty Investors, Series F, 6.500%, 03/16/15 ($25 par value) @	244
5	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) @	6,679

		218,523

	Total Preferred Stocks (Cost $219,830)	228,370

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.2%
28,790	U.S. Treasury Notes, 0.375%, 01/31/16 (k) (Cost $28,847)	28,842

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	United States — 0.0% (g)
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—
1	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $–(h))	—

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments— 2.0%
	Time Deposit — 0.1%
9,800	Royal Bank of Canada, 0.100%, 02/02/15 (m)	9,800
	Investment Company — 1.9%
230,329	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m)	230,329

	Total Short-Term Investments (Cost $240,129)	240,129

	Total Investments — 98.4% (Cost $11,339,266)	11,741,062
	Other Assets in Excess of Liabilities — 1.6% (c)	192,019

	NET ASSETS — 100.0%	$11,933,081

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.0%
Real Estate Investment Trusts (REITs)	8.7
Oil, Gas & Consumable Fuels	6.8
Foreign Government Securities	5.1
Pharmaceuticals	4.5
Non-Agency CMO	4.5
Diversified Telecommunication Services	4.3
Insurance	3.9
Media	3.7
Asset-Backed Securities	3.7
Wireless Telecommunication Services	2.6
Capital Markets	2.4
Semiconductors & Semiconductor Equipment	1.9
Automobiles	1.8
Electric Utilities	1.7
Health Care Providers & Services	1.7
Diversified Financial Services	1.7
Food Products	1.7
Chemicals	1.7
Multi-Utilities	1.7
Hotels, Restaurants & Leisure	1.6
Specialty Retail	1.5
Metals & Mining	1.2
Aerospace & Defense	1.2
Tobacco	1.2
Software	1.2
IT Services	1.1
Consumer Finance	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	2.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
102	Euro STOXX 50 Index	03/20/15	$3,860	$379
37	FTSE 100 Index	03/20/15	3,737	268
3,698	U.S. Treasury Long Bond Futures	03/20/15	559,438	25,340
	Short Futures Outstanding
(4,463)	British Pound Futures	03/16/15	(419,885)	7,574
(4,237)	Euro FX	03/16/15	(598,264)	47,871
(13,377)	5 Year U.S. Treasury Note	03/31/15	(1,623,215)	(31,785)

				$49,647

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
650	EUR	Goldman Sachs International	02/26/15	$752	$734	$18
446	GBP	Union Bank of Switzerland AG	02/26/15	676	672	4
				$1,428	$1,406	$22

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2015. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2015.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay interest in kind (“PIK”) or pay in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2015.
^	—	All or a portion of the security is unsettled as of January 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2015.
†††	—	All of the loan was unused by the borrower as of January 31, 2015. The coupon rate shown is the accrual rate for the fee associated with the unused portion of the loan.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,092,392,000 and 26.3%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	796,734
Aggregate gross unrealized depreciation	(394,938)

Net unrealized appreciation/depreciation	401,796

Federal income tax cost of investments	11,339,266

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2015.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$199,168	$—	$199,168
Belgium	4,729	32,097	—	36,826
Bermuda	1,196	—	—	1,196
Brazil	40,227	—	—	40,227
Canada	94,216	—	—	94,216
China	—	119,336	—	119,336
Denmark	—	38,718	—	38,718
Finland	—	93,812	—	93,812
France	4,428	253,698	—	258,126
Germany	5,886	241,652	—	247,538
Hong Kong	11,967	58,141	—	70,108
Hungary	—	5,803	—	5,803
India	—	9,513	—	9,513
Indonesia	—	16,451	—	16,451
Ireland	42,685	—	—	42,685
Italy	—	87,259	—	87,259
Japan	—	308,401	—	308,401
Luxembourg	—	3,614	—	3,614
Malaysia	2,521	—	—	2,521
Mexico	7,166	—	—	7,166
Netherlands	—	123,074	—	123,074
Norway	—	17,305	—	17,305
Poland	—	8,050	—	8,050
Portugal	—	4,666	—	4,666
Qatar	—	5,246	—	5,246
Russia	4,466	25,820	—	30,286
Singapore	23,430	46,830	—	70,260
South Africa	—	72,659	—	72,659
South Korea	25,729	15,380	—	41,109
Spain	—	75,116	—	75,116
Sweden	—	111,630	—	111,630
Switzerland	—	258,089	—	258,089
Taiwan	11,182	136,459	—	147,641
Thailand	12,362	10,600	—	22,962
Turkey	—	21,390	—	21,390
United Arab Emirates	—	5,425	—	5,425
United Kingdom	—	622,520	—	622,520
United States	2,161,650	—	1,798	2,163,448

Total Common Stocks	2,453,840	3,027,922	1,798	5,483,560

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	$5,112	$—	$—		$5,112
Cayman Islands	—	2,755	—		2,755
Luxembourg	1,980	—	—		1,980
United States	210,484	8,039	—	(a)	218,523

Total Preferred Stocks	217,576	10,794	—	(a)	228,370

Debt Securities
Asset-Backed Securities
United States	—	7,797	427,389		435,186

Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	519,883	4,304		524,187

Commercial Mortgage-Backed Securities
United States	—	38,962	40,520		79,482

Convertible Bonds
Bermuda	—	873	—		873
Cayman Islands	—	11,068	—		11,068
Cyprus	—	4,246	—		4,246
France	—	5,751	—		5,751
Hungary	—	4,642	—		4,642
Luxembourg	—	12,224	—		12,224
Mauritius	—	774	—		774
Netherlands	—	15,770	—		15,770
Singapore	—	9,220	—		9,220
South Africa	—	1,041	—		1,041
Spain	—	6,602	—		6,602
Taiwan	—	1,466	—		1,466
United Arab Emirates	—	2,933	—		2,933
United Kingdom	—	9,750	—		9,750
United States	—	64,147	292		64,439

Total Convertible Bonds	—	150,507	292		150,799

Corporate Bonds
Australia	—	16,238	—		16,238
Austria	—	215	—		215
Azerbaijan	—	3,285	—		3,285
Bahamas	—	3,111	—		3,111
Bermuda	—	17,830	—		17,830
Brazil	—	7,894	—		7,894
Canada	—	125,835	—		125,835
Cayman Islands	—	32,247	—		32,247
Chile	—	14,266	—		14,266
Colombia	—	21,526	—		21,526
Costa Rica	—	891	—		891
Croatia	—	13,534	—		13,534
Finland	—	1,473	—		1,473
France	—	16,983	—		16,983
Georgia	—	8,130	—		8,130
Germany	—	3,534	1,494		5,028
Hungary	—	5,630	—		5,630
Indonesia	—	32,860	—		32,860
Ireland	—	27,214	—		27,214
Italy	—	10,189	—		10,189

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Japan	$—	$4,257	$—		$4,257
Kazakhstan	—	21,764	—		21,764
Liberia	—	1,532	—		1,532
Luxembourg	—	125,480	—		125,480
Mexico	—	51,938	—		51,938
Morocco	—	23,234	—		23,234
Netherlands	—	54,698	—		54,698
Norway	—	930	—		930
Peru	—	724	—		724
Singapore	—	502	—		502
South Korea	—	13,826	—		13,826
Sri Lanka	—	670	—		670
Turkey	—	4,177	—		4,177
United Arab Emirates	—	7,263	—		7,263
United Kingdom	—	80,408	—		80,408
United States	—	2,410,608	13,617		2,424,225
Venezuela	—	11,039	—		11,039

Total Corporate Bonds	—	3,175,935	15,111		3,191,046

Preferred Securities
Belgium	—	14,423	—		14,423
Cayman Islands	—	13,139	—		13,139
Denmark	—	4,696	—		4,696
France	—	51,195	—		51,195
Netherlands	—	7,250	—		7,250
Spain	—	19,654	—		19,654
Switzerland	—	22,023	—		22,023
United Kingdom	—	62,190	—		62,190
United States	—	491,406	—		491,406

Total Preferred Securities	—	685,976	—		685,976

Loan Assignments
Bermuda	—	622	—		622
Canada	—	382	—		382
Cayman Island	—	462	—		462
Luxembourg	—	1,646	—		1,646
Singapore	—	1,004	—		1,004
United Kingdom	—	246	—		246
United States	—	90,529	1		90,530

Total Loan Assignments	—	94,891	1		94,892

Foreign Government Securities	—	591,019	7,574		598,593
U.S. Treasury Obligations	—	28,842	—		28,842
Warrants
United States	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	230,329	—	—		230,329
Time Deposit	—	9,800	—		9,800

Total Investments in Securities	$2,901,745	$8,342,328	$496,989		$11,741,062

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22	$—		$22
Futures Contracts	81,432	—	—		81,432

Total Appreciation in Other Financial Instruments	$81,432	$22	$—		$81,454

Depreciation in Other Financial Instruments
Futures Contracts	$(31,785)	$—	$—		$(31,785)

(a) Value is zero.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

JPMorgan Income Builder Fund	Balance as of October 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015
Investments in Securities
Asset-Backed Securities — United States	$435,562		$(4)	$(162)	$528	$421,989	$(430,524)	$—	$—	$427,389
Collateralized Mortgage Obligations — Non-Agency CMO — United States	4,408		—	(9)	6	4,185	(4,286)	—	—	4,304
Commercial Mortgage-Backed Securities — United States	19,037		—	(266)	(2)	41,675	(19,924)	—	—	40,520
Common Stocks — United States	1,770		—	28	—	—	—	—	—	1,798
Convertible Bonds — Canada	—		—	— (b)	—	—	—	—	—	—	(b)
Convertible Bonds — United States	—	(a)	—	14	—	12	—	266	—	292
Corporate Bonds — Canada	—		—	— (b)	—	—	—	—	—	—	(b)
Corporate Bonds — Germany	1,514		—	(20)	—	2,002	(2,002)	—	—	1,494
Corporate Bonds — United States	13,842		3	(14)	(12)	155	(357)	—	—	13,617
Foreign Government Securities	12,192		(912)	(708)	—	12,146	(15,144)	—	—	7,574
Loan Assignments — United States	1		—	—	—	—	—	—	—	1
Preferred Stocks — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

	$488,326		$(913)	$(1,137)	$520	$482,164	$(472,237)	$266	$—	$496,989

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,137,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Income Builder Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at January 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)
	3	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)

Common Stock	3
	—	Discounted Cash Flow (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—
	131	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
			Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	131
	427,389	Discounted Cash Flow	Constant Prepayment Rate	0.00%—12.00% (3.49%)
			Constant Default Rate	0.00%—18.00% (6.29%)
			Yield (Discount Rate of Cash Flows)	1.08%—11.48% (4.43%)

Asset-Backed Securities	427,389
	4,304	Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (11.64%)
			Constant Default Rate	0.00%—6.61% (3.15%)
			Yield (Discount Rate of Cash Flows)	4.62%—10.78% (7.18%)

Collateralized Mortgage Obligations	4,304
	40,520	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.02%—9.88% (5.55%)

Commercial Mortgage-Backed Securities	40,520
Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$472,347

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At January 31, 2015, the value of these securities was approximately $24,642,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) and (2) below describe the derivatives used by the Fund.

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward currency exchange contracts.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 8.4%
		Netherlands — 3.8%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17	19
GBP	2,000	Nederlandse Waterschapsbank N.V., 2.125%, 09/07/16	3,081

			3,100

		United Kingdom — 4.3%
EUR	50	BAT International Finance plc, 5.375%, 06/29/17	63
GBP	2,150	Network Rail Infrastructure Finance plc, 4.875%, 11/27/15	3,352

			3,415

		United States — 0.3%
EUR	50	AT&T, Inc., 6.125%, 04/02/15	57
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, Reg. S, 8.750%, 12/18/15	61
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15	28
EUR	50	Morgan Stanley, 5.500%, 10/02/17	64

			210

		Total Corporate Bonds (Cost $6,801)	6,725

	Foreign Government Securities — 64.5%
		Australia — 0.3%
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	215

		Austria — 4.6%
		Republic of Austria,
EUR	3,200	3.500%, 07/15/15 (e) (m)	3,674
EUR	35	4.350%, 03/15/19 (e) (m)	46

			3,720

		Brazil — 6.3%
BRL	14,200	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17 (m)	5,126

		Canada — 7.1%
		Government of Canada,
CAD	4,050	1.000%, 05/01/15	3,191
CAD	15	3.750%, 06/01/19 (m)	13
CAD	3,070	4.000%, 06/01/16 (m)	2,529

			5,733

		Denmark — 2.5%
EUR	1,750	Kingdom of Denmark, Reg. S, 2.750%, 03/16/16 (m)	2,038

		Finland — 7.9%
		Republic of Finland,
EUR	2,440	4.250%, 07/04/15 (e) (m)	2,807
GBP	2,350	VAR, 0.605%, 02/25/16	3,541

			6,348

		France — 0.1%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	57

		Germany — 0.3%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	79
EUR	50	4.250%, 07/04/18 (m)	65
		Kreditanstalt fuer Wiederaufbau,
EUR	25	3.875%, 01/21/19	33
EUR	30	4.125%, 07/04/17	37

			214

		Indonesia — 4.5%
IDR	45,160,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	3,604

		Malaysia — 4.6%
		Malaysia Government Bond,
MYR	8,400	3.741%, 02/27/15 (m)	2,316
MYR	4,900	4.160%, 07/15/21 (m)	1,381

			3,697

		Mexico — 3.7%
MXN	43,400	United Mexican States, 8.000%, 12/17/15 (m)	3,015

		Netherlands — 12.9%
		Bank Nederlandse Gemeenten N.V.,
JPY	555,000	1.850%, 11/07/16	4,883
GBP	2,000	2.375%, 12/23/15	3,059
AUD	2,950	5.625%, 02/16/17	2,427

			10,369

		Norway — 4.5%
AUD	4,650	Kommunalbanken A.S., 6.000%, 03/16/15 (m)	3,634

		Philippines — 2.5%
PHP	77,250	Republic of the Philippines, 6.500%, 04/28/21 (m)	2,049

		Thailand — 2.7%
THB	67,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	2,204

		Total Foreign Government Securities (Cost $64,659)	52,023

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Supranational — 15.7%
		European Investment Bank,
JPY	422,000	1.400%, 06/20/17	3,720
GBP	2,170	3.000%, 12/07/15	3,335
EUR	3,256	European Union, 3.625%, 04/06/16	3,837
AUD	2,282	International Bank for Reconstruction & Development, 5.130%, 07/14/15	1,797

		Total Supranational (Cost $15,656)	12,689

SHARES
	Short-Term Investment — 10.6%
		Investment Company — 10.6%
	8,543	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020%, (b) (l) (m) (Cost $8,543)	8,543

		Total Investments — 99.2% (Cost $95,659)	79,980
		Other Assets in Excess of Liabilities — 0.8%	662

		NET ASSETS — 100.0%	$80,642

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,606	ARS	Credit Suisse International†	02/04/15	530	534	4
4,606	ARS	HSBC Bank, N.A.†	03/04/15	522	523	1
59	AUD	Morgan Stanley	02/04/15	48	45	(3)
9,391	AUD	Union Bank of Switzerland AG	02/04/15	7,457	7,311	(146)
8,660	BRL	Morgan Stanley†	02/04/15	3,340	3,227	(113)
5,616	CAD	Royal Bank of Canada	02/04/15	4,684	4,420	(264)
5,616	CAD	Deutsche Bank AG	03/04/15	4,497	4,418	(79)
1,453	CHF	Barclays Bank plc	02/04/15	1,670	1,582	(88)
1,453	CHF	Deutsche Bank AG	03/04/15	1,615	1,585	(30)
462,957	CLP	Credit Suisse International†	02/04/15	739	731	(8)
462,957	CLP	HSBC Bank, N.A.†	03/04/15	740	728	(12)
107,210	CNY	HSBC Bank, N.A.†	02/04/15	17,468	17,186	(282)
107,210	CNY	HSBC Bank, N.A.†	03/04/15	17,383	17,334	(49)
1,404,540	COP	Credit Suisse International†	02/04/15	588	576	(12)
1,404,540	COP	HSBC Bank, N.A.†	03/04/15	587	574	(13)
2,339	EUR	Union Bank of Switzerland AG	02/04/15	2,639	2,643	4
2,131	EUR	HSBC Bank, N.A.	03/04/15	2,397	2,408	11
10,798	GBP	Royal Bank of Scotland	02/04/15	16,282	16,263	(19)
1,721	GBP	Deutsche Bank AG	03/04/15	2,598	2,592	(6)
8,784	HKD	Westpac Banking Corp.	02/04/15	1,133	1,133	— (h)
8,784	HKD	Union Bank of Switzerland AG	03/04/15	1,133	1,133	— (h)
35,033,699	IDR	HSBC Bank, N.A.†	02/04/15	2,813	2,762	(51)
3,582	ILS	Barclays Bank plc	02/04/15	913	911	(2)
3,582	ILS	Deutsche Bank AG	03/04/15	897	911	14
110,210	INR	HSBC Bank, N.A.†	02/04/15	1,779	1,779	— (h)
110,210	INR	HSBC Bank, N.A.†	03/04/15	1,787	1,767	(20)
289,334	JPY	Union Bank of Switzerland AG	02/04/15	2,453	2,464	11
3,770,724	KRW	HSBC Bank, N.A.†	02/04/15	3,496	3,444	(52)
3,770,724	KRW	HSBC Bank, N.A.†	03/04/15	3,492	3,415	(77)
121,350	MXN	Royal Bank of Canada	02/04/15	8,278	8,095	(183)
120,974	MXN	Credit Suisse International	03/04/15	8,229	8,056	(173)
9,020	MYR	Societe Generale†	02/04/15	2,503	2,486	(17)
67,393	PHP	HSBC Bank, N.A.†	02/04/15	1,530	1,528	(2)
75,050	RUB	HSBC Bank, N.A.†	02/04/15	1,146	1,088	(58)
75,050	RUB	HSBC Bank, N.A.†	03/04/15	1,085	1,072	(13)
3,495	SAR	HSBC Bank, N.A.	02/04/15	931	929	(2)
3,495	SAR	HSBC Bank, N.A.	03/04/15	930	930	— (h)
947	SEK	Credit Suisse International	02/04/15	116	114	(2)
947	SEK	Deutsche Bank AG	03/04/15	115	115	— (h)
2,068	SGD	Westpac Banking Corp.	02/04/15	1,559	1,529	(30)
2,068	SGD	Union Bank of Switzerland AG	03/04/15	1,540	1,528	(12)
32,170	THB	HSBC Bank, N.A.	02/04/15	989	983	(6)
67,136	TWD	HSBC Bank, N.A.†	02/04/15	2,133	2,129	(4)
67,136	TWD	HSBC Bank, N.A.†	03/04/15	2,164	2,115	(49)
				138,928	137,096	(1,832)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,606	ARS	HSBC Bank, N.A.†	02/04/15	532	534	(2)
290	ARS	HSBC Bank, N.A.†	03/04/15	33	33	—	(h)
9,450	AUD	State Street Corp.	02/04/15	7,751	7,356	395

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
41	AUD	HSBC Bank, N.A.	03/04/15	34	32	2
9,433	AUD	Union Bank of Switzerland AG	03/04/15	7,474	7,331	143
8,660	BRL	Credit Suisse International†	02/04/15	3,294	3,227	67
241	BRL	HSBC Bank, N.A.†	03/04/15	92	89	3
8,660	BRL	Morgan Stanley†	03/04/15	3,314	3,203	111
5,616	CAD	Deutsche Bank AG	02/04/15	4,499	4,419	80
42	CAD	Deutsche Bank AG	03/04/15	34	33	1
132	CAD	HSBC Bank, N.A.	03/04/15	110	105	5
258	CAD	Union Bank of Switzerland AG	03/04/15	205	203	2
1,453	CHF	Deutsche Bank AG	02/04/15	1,614	1,583	31
462,957	CLP	HSBC Bank, N.A.†	02/04/15	743	731	12
15,484	CLP	HSBC Bank, N.A.†	03/04/15	24	24	—	(h)
107,210	CNY	HSBC Bank, N.A.†	02/04/15	17,457	17,187	270
207	CNY	BNP Paribas†	03/04/15	33	33	—	(h)
3,020	CNY	HSBC Bank, N.A.†	03/04/15	490	488	2
1,404,540	COP	HSBC Bank, N.A.†	02/04/15	588	575	13
78,934	COP	HSBC Bank, N.A.†	03/04/15	33	32	1
45	EUR	Royal Bank of Canada	02/04/15	52	51	1
2,295	EUR	State Street Corp.	02/04/15	2,659	2,593	66
176	EUR	HSBC Bank, N.A.	03/04/15	202	198	4
29	EUR	State Street Corp.	03/04/15	33	33	—	(h)
2,484	EUR	Union Bank of Switzerland AG	03/04/15	2,803	2,807	(4)
10,798	GBP	Credit Suisse International	02/04/15	16,409	16,263	146
10,798	GBP	Royal Bank of Scotland	03/04/15	16,279	16,261	18
22	GBP	State Street Corp.	03/04/15	32	32	—	(h)
8,784	HKD	Union Bank of Switzerland AG	02/04/15	1,133	1,133	—	(h)
316	HKD	State Street Corp.	03/04/15	41	41	—	(h)
35,033,699	IDR	HSBC Bank, N.A.†	02/04/15	2,781	2,763	18
420,127	IDR	BNP Paribas†	03/04/15	33	32	1
35,033,699	IDR	HSBC Bank, N.A.†	03/04/15	2,801	2,733	68
3,582	ILS	Deutsche Bank AG	02/04/15	897	911	(14)
99	ILS	HSBC Bank, N.A.	03/04/15	25	25	—	(h)
110,210	INR	HSBC Bank, N.A.†	02/04/15	1,795	1,779	16
4,127	INR	HSBC Bank, N.A.†	03/04/15	66	65	1
289,334	JPY	Royal Bank of Canada	02/04/15	2,480	2,463	17
7,910	JPY	HSBC Bank, N.A.	03/04/15	68	68	—	(h)
301,919	JPY	Union Bank of Switzerland AG	03/04/15	2,560	2,572	(12)
3,770,724	KRW	HSBC Bank, N.A.†	02/04/15	3,497	3,444	53
127,132	KRW	HSBC Bank, N.A.†	03/04/15	116	115	1
120,974	MXN	Credit Suisse International	02/04/15	8,245	8,070	175
376	MXN	Royal Bank of Canada	02/04/15	25	25	—	(h)
609	MXN	Citibank, N.A.	03/04/15	41	41	—	(h)
496	MXN	Deutsche Bank AG	03/04/15	34	33	1
1,729	MXN	HSBC Bank, N.A.	03/04/15	118	115	3
2,679	MXN	Union Bank of Switzerland AG	03/04/15	181	179	2
9,020	MYR	HSBC Bank, N.A.†	02/04/15	2,532	2,485	47
9,020	MYR	Societe Generale†	03/04/15	2,496	2,475	21
67,393	PHP	HSBC Bank, N.A.†	02/04/15	1,511	1,527	(16)
1,493	PHP	Deutsche Bank AG†	03/04/15	34	34	—	(h)
67,393	PHP	HSBC Bank, N.A.†	03/04/15	1,529	1,523	6
75,050	RUB	HSBC Bank, N.A.†	02/04/15	1,105	1,088	17
4,019	RUB	BNP Paribas†	03/04/15	58	57	1
3,495	SAR	HSBC Bank, N.A.	02/04/15	930	930	—	(h)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
127	SAR	HSBC Bank, N.A.	03/04/15	34	34	—	(h)
947	SEK	Deutsche Bank AG	02/04/15	114	114	—	(h)
2,068	SGD	Union Bank of Switzerland AG	02/04/15	1,540	1,529	11
56	SGD	Union Bank of Switzerland AG	03/04/15	41	41	—	(h)
32,170	THB	Westpac Banking Corp.	02/04/15	985	983	2
32,170	THB	HSBC Bank, N.A.	03/05/15	986	982	4
1,079	THB	Union Bank of Switzerland AG	03/05/15	33	33	—	(h)
67,136	TWD	HSBC Bank, N.A.†	02/04/15	2,163	2,128	35
2,357	TWD	HSBC Bank, N.A.†	03/04/15	75	74	1
				129,926	128,100	1,826

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144a of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Non-deliverable forward.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270
Aggregate gross unrealized depreciation	(15,949)

Net unrealized appreciation/depreciation	$(15,679)

Federal income tax cost of investments	$95,659

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,543	$71,437	$—	$79,980

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,919	$—	$1,919

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,925)	$—	$(1,925)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

A. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.7%
	Australia — 1.7%
1,155	BHP Billiton Ltd. (m)	26,648
639	BHP Billiton plc	13,869

		40,517

	Belgium — 1.8%
354	Anheuser-Busch InBev N.V.	43,164

	China — 2.6%
15,252	China Construction Bank Corp., Class H	12,209
9,587	CNOOC Ltd.	12,721
17,435	Industrial & Commercial Bank of China Ltd., Class H	12,433
1,369	Ping An Insurance Group Co. of China Ltd., Class H	14,505
3,810	Wynn Macau Ltd.	10,551

		62,419

	Denmark — 0.7%
384	Novo Nordisk A/S, Class B	17,127

	France — 12.5%
510	Accor S.A.	25,362
1,276	AXA S.A.	29,842
533	BNP Paribas S.A.	27,987
171	Essilor International S.A.	19,038
8	Hermes International	2,835
165	Imerys S.A.	11,933
131	Kering	26,448
306	Lafarge S.A.	20,954
153	LVMH Moet Hennessy Louis Vuitton S.A.	24,619
177	Pernod Ricard S.A.	21,254
494	Sanofi	45,561
394	Schneider Electric SE	29,595
296	Technip S.A.	17,298

		302,726

	Germany — 6.4%
236	Allianz SE	38,841
271	Bayer AG	39,030
330	Fresenius Medical Care AG & Co. KGaA	24,438
71	Linde AG	13,677
579	SAP SE	37,802

		153,788

	Hong Kong — 4.0%
2,464	Cheung Kong Holdings Ltd. (m)	47,020
5,526	China Overseas Land & Investment Ltd.	15,934
4,874	Hang Lung Properties Ltd.	14,331
3,768	Sands China Ltd.	18,342

		95,627

	India — 0.9%
386	HDFC Bank Ltd., ADR	22,017

	Indonesia — 0.5%
19,565	Astra International Tbk PT	12,047

	Israel — 0.9%
404	Teva Pharmaceutical Industries Ltd., ADR	22,987

	Japan — 17.5%
1,902	Astellas Pharma, Inc.	29,382
347	Daikin Industries Ltd. (m)	24,112
255	East Japan Railway Co.	19,680
133	FANUC Corp. (m)	22,319
1,217	Honda Motor Co., Ltd.	36,726
1,349	Japan Tobacco, Inc. (m)	36,742
1,096	Komatsu Ltd.	21,498
2,156	Kubota Corp.	32,007
360	Makita Corp. (m)	15,973
190	Nidec Corp.	12,902
323	Nitto Denko Corp.	19,306
260	Shin-Etsu Chemical Co., Ltd.	17,242
89	SMC Corp.	23,867
538	Sumitomo Corp.	5,313
1,185	Sumitomo Mitsui Financial Group, Inc.	39,768
869	Toyota Motor Corp.	56,012
2,412	Yahoo! Japan Corp.	8,111

		420,960

	Netherlands — 4.9%
484	Akzo Nobel N.V.	34,857
258	ASML Holding N.V.	26,938
2,703	ING Groep N.V., CVA (a)	33,599
774	Royal Dutch Shell plc, Class A	23,556

		118,950

	South Africa — 0.5%
88	Naspers Ltd., Class N	12,686

	South Korea — 2.1%
49	Hyundai Mobis Co., Ltd. (a)	11,043
63	Samsung Electronics Co., Ltd., Reg. S, GDR	38,952

		49,995

	Switzerland — 14.1%
997	ABB Ltd. (a)	19,177

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
287	Cie Financiere Richemont S.A.	23,835
1,323	Credit Suisse Group AG (a)	27,862
5,018	Glencore plc (a)	18,709
194	Holcim Ltd. (a)	13,544
693	Nestle S.A.	52,890
610	Novartis AG	59,452
177	Roche Holding AG	47,660
2,445	UBS Group AG (a)	40,973
112	Zurich Insurance Group AG (a)	37,022

		341,124

	Taiwan — 1.0%
1,068	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	24,253

	United Kingdom — 22.6%
434	Aggreko plc	10,124
1,745	ARM Holdings plc	27,192
10,631	Barclays plc	37,336
3,638	BG Group plc	48,517
592	British American Tobacco plc	33,386
993	Burberry Group plc	25,800
2,804	Centrica plc	12,376
6,493	HSBC Holdings plc	59,901
582	Imperial Tobacco Group plc	27,321
2,401	Meggitt plc	19,411
2,020	Prudential plc (m)	49,116
362	Rio Tinto Ltd. (m)	16,155
436	Rio Tinto plc	19,161
2,339	Standard Chartered plc	31,195
796	Tullow Oil plc	4,377
578	Unilever plc	25,437
16,342	Vodafone Group plc	57,468
1,803	WPP plc	39,646

		543,919

	Total Common Stocks (Cost $2,054,253)	2,284,306

Preferred Stocks — 2.7%
	Germany — 2.7%
226	Henkel AG & Co. KGaA	25,902
177	Volkswagen AG	39,572

	Total Preferred Stocks (Cost $51,659)	65,474

Short-Term Investment — 0.6%
	Investment Company — 0.6%
13,384	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $13,384)	13,384

	Total Investments — 98.0% (Cost $2,119,296)	2,363,164
	Other Assets in Excess of Liabilities — 2.0%	48,456

	NET ASSETS — 100.0%	$2,411,620

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.7%
Pharmaceuticals	11.1
Insurance	7.2
Automobiles	6.1
Machinery	4.9
Textiles, Apparel & Luxury Goods	4.4
Tobacco	4.1
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	3.8
Chemicals	3.6
Semiconductors & Semiconductor Equipment	3.3
Food Products	3.3
Real Estate Management & Development	3.3
Capital Markets	2.9
Beverages	2.7
Electrical Equipment	2.6
Wireless Telecommunication Services	2.4
Hotels, Restaurants & Leisure	2.3
Media	2.2
Construction Materials	2.0
Technology Hardware, Storage & Peripherals	1.6
Software	1.6
Household Products	1.1
Health Care Providers & Services	1.0
Building Products	1.0
Others (each less than 1.0%)	5.2
Short-Term Investment	0.6

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,280,523,000 and 96.5%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,691
Aggregate gross unrealized depreciation	(140,823)

Net unrealized appreciation/depreciation	$243,868

Federal income tax cost of investments	$2,119,296

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$40,517	$—	$40,517
Belgium	—	43,164	—	43,164
China	—	62,419	—	62,419
Denmark	—	17,127	—	17,127
France	—	302,726	—	302,726
Germany	—	153,788	—	153,788
Hong Kong	—	95,627	—	95,627
India	22,017	—	—	22,017
Indonesia	—	12,047	—	12,047
Israel	22,987	—	—	22,987
Japan	—	420,960	—	420,960
Netherlands	—	118,950	—	118,950
South Africa	—	12,686	—	12,686
South Korea	—	49,995	—	49,995
Switzerland	40,973	300,151	—	341,124
Taiwan	24,253	—	—	24,253
United Kingdom	—	543,919	—	543,919

Total Common Stocks	110,230	2,174,076	—	2,284,306

Preferred Stocks
Germany	—	65,474	—	65,474
Short-Term Investment
Investment Company	13,384	—	—	13,384

Total Investments in Securities	$123,614	$2,239,550	$—	$2,363,164

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Australia — 4.0%
1,060	Australia & New Zealand Banking Group Ltd.	27,048
2,679	Goodman Group	12,699
1,840	Oil Search Ltd.	11,072
2,013	Westfield Corp. (m)	15,353

		66,172

	Belgium — 0.3%
36	Solvay S.A.	4,973

	China — 1.3%
2,614	ENN Energy Holdings Ltd.	15,452
6,840	Sun Art Retail Group Ltd.	6,185

		21,637

	Denmark — 1.1%
712	Danske Bank A/S	18,423

	Finland — 1.1%
702	Stora Enso OYJ, Class R	6,810
640	UPM-Kymmene OYJ	11,247

		18,057

	France — 10.4%
215	Air Liquide S.A.	27,140
384	Airbus Group N.V.	20,479
819	AXA S.A.	19,165
812	GDF Suez	18,005
261	Publicis Groupe S.A.	19,514
153	Renault S.A.	11,708
203	Schneider Electric SE	15,262
620	Suez Environnement Co.	11,401
162	Thales S.A.	8,555
149	Valeo S.A.	20,947

		172,176

	Germany — 6.8%
252	Bayer AG	36,307
73	Continental AG	16,573
291	Daimler AG	26,343
647	E.ON SE	10,015
362	SAP SE	23,634

		112,872

	Hong Kong — 3.2%
6,296	China Overseas Land & Investment Ltd.	18,154
1,567	Hutchison Whampoa Ltd.	20,800
2,834	Sands China Ltd.	13,795

		52,749

	Ireland — 1.0%
214	Shire plc	15,621

	Italy — 1.3%
589	Assicurazioni Generali S.p.A.	12,439
3,111	Intesa Sanpaolo S.p.A.	9,097

		21,536

	Japan — 21.0%
344	Daikin Industries Ltd.	23,965
1,090	Daiwa House Industry Co., Ltd.	20,077
635	Dentsu, Inc.	26,092
973	DMG Mori Seiki Co., Ltd.	12,617
3,321	Hitachi Ltd.	25,081
595	Japan Airlines Co., Ltd.	20,127
336	Japan Tobacco, Inc.	9,143
43	Keyence Corp.	19,960
709	Mazda Motor Corp.	14,561
5,869	Mitsubishi UFJ Financial Group, Inc.	31,188
802	Mitsui Fudosan Co., Ltd.	20,276
331	NH Foods Ltd.	8,183
323	Nippon Telegraph & Telephone Corp.	19,129
1,647	ORIX Corp.	18,925
489	Seven & I Holdings Co., Ltd.	17,902
302	Sompo Japan Nipponkoa Holdings, Inc.	8,377
617	Sumitomo Mitsui Financial Group, Inc.	20,694
149	Suntory Beverage & Food Ltd.	5,239
1,143	Yamato Holdings Co., Ltd.	25,855

		347,391

	Netherlands — 6.4%
223	ASML Holding N.V.	23,225
1,869	ING Groep N.V., CVA (a)	23,235
6,333	Koninklijke KPN N.V.	19,548
1,303	Royal Dutch Shell plc, Class A	39,647

		105,655

	Norway — 1.6%
1,798	Norsk Hydro ASA	10,569
911	Statoil ASA	15,250

		25,819

	South Korea — 1.1%
14	Samsung Electronics Co., Ltd.	17,159

	Sweden — 1.4%
769	Electrolux AB, Series B	23,664

	Switzerland — 14.3%
218	Cie Financiere Richemont S.A.	18,071
699	Nestle S.A.	53,414
525	Novartis AG	51,126
181	Roche Holding AG	48,672
187	Swiss Re AG	16,856

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
1,449	UBS Group AG (a)	24,287
420	Wolseley plc	24,355

		236,781

	United Kingdom — 21.6%
866	ARM Holdings plc	13,493
432	AstraZeneca plc	30,732
1,981	Aviva plc	15,716
1,687	BG Group plc	22,503
543	British American Tobacco plc	30,618
4,589	HSBC Holdings plc	41,981
519	InterContinental Hotels Group plc	20,708
2,875	Kingfisher plc	14,791
1,250	Prudential plc	30,388
292	Reckitt Benckiser Group plc	24,691
604	Rio Tinto plc	26,557
480	SABMiller plc	26,147
1,167	Smith & Nephew plc	20,802
11,019	Vodafone Group plc	38,750

		357,877

	Total Common Stocks (Cost $1,511,194)	1,618,562

Preferred Stock — 1.4%
	Germany — 1.4%
209	Henkel AG & Co. KGaA (Cost $17,680)	23,952

Short-Term Investment — 1.6%
	Investment Company — 1.6%
26,184	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $26,184)	26,184

	Total Investments — 100.9% (Cost $1,555,058)	1,668,698
	Liabilities in Excess of Other Assets — (0.9)%	(14,582)

	NET ASSETS — 100.0%	$1,654,116

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.9%
Banks	10.3
Insurance	6.2
Oil, Gas & Consumable Fuels	5.3
Food Products	3.7
Real Estate Management & Development	3.5
Automobiles	3.2
Household Products	2.9
Media	2.7
Electronic Equipment, Instruments & Components	2.7
Tobacco	2.4
Multi-Utilities	2.4
Wireless Telecommunication Services	2.3
Diversified Telecommunication Services	2.3
Auto Components	2.2
Metals & Mining	2.2
Semiconductors & Semiconductor Equipment	2.2
Hotels, Restaurants & Leisure	2.1
Chemicals	1.9
Beverages	1.9
Aerospace & Defense	1.7
Real Estate Investment Trusts (REITs)	1.7
Air Freight & Logistics	1.5
Trading Companies & Distributors	1.5
Capital Markets	1.5
Food & Staples Retailing	1.4
Building Products	1.4
Household Durables	1.4
Software	1.4
Health Care Equipment & Supplies	1.2
Industrial Conglomerates	1.2
Airlines	1.2
Diversified Financial Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Paper & Forest Products	1.1
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	3.7
Short-Term Investment	1.6

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,786	CAD
3,190	for GBP	Barclays Bank plc	02/04/15	$4,805	#	$4,553	#	$(252)#
6,142	CHF
6,154	for EUR	TD Bank Financial Group	02/04/15	6,954	#	6,689	#	(265)#
3,376	EUR
2,679	for GBP	Barclays Bank plc	02/04/15	4,035	#	3,814	#	(221)#
3,376	EUR
497,385	for JPY	HSBC Bank, N.A.	02/04/15	4,236	#	3,815	#	(421)#
3,144	GBP
4,007	for EUR	TD Bank Financial Group	02/04/15	4,528	#	4,736	#	208 #
37,632	HKD
555,418	for JPY	HSBC Bank, N.A.	02/04/15	4,730	#	4,854	#	124 #
86,655	AUD	Union Bank of Switzerland AG	02/04/15	76,034		67,457		(8,577)
71,409	AUD	Australia and New Zealand Banking Group Limited	05/11/15	54,925		55,250		325
4,482	CAD	Australia and New Zealand Banking Group Limited	02/04/15	3,950		3,527		(423)
2,999	CAD	Credit Suisse International	02/04/15	2,370		2,360		(10)
7,173	CAD	Union Bank of Switzerland AG	05/11/15	5,777		5,638		(139)
8,325	CHF	Credit Suisse International	02/04/15	8,642		9,067		425
5,684	CHF	Societe Generale	02/04/15	5,577		6,190		613
51,383	CHF	Union Bank of Switzerland AG	02/04/15	55,638		55,964		326
46,717	DKK	Commonwealth Bank of Australia	02/04/15	7,973		7,095		(878)
20,597	DKK	Westpac Banking Corp.	02/04/15	3,252		3,128		(124)
67,314	DKK	HSBC Bank, N.A.	05/11/15	10,291		10,253		(38)
10,434	EUR	Australia and New Zealand Banking Group Limited	02/04/15	13,310		11,790		(1,520)
6,662	EUR	Barclays Bank plc	02/04/15	8,205		7,527		(678)
25,281	EUR	Credit Suisse International	02/04/15	30,654		28,568		(2,086)
20,744	EUR	Merrill Lynch International	02/04/15	24,526		23,441		(1,085)
7,797	EUR	Union Bank of Switzerland AG	02/04/15	9,760		8,811		(949)
14,030	EUR	Westpac Banking Corp.	02/04/15	16,772		15,854		(918)
28,077	EUR	Barclays Bank plc	05/11/15	31,877		31,756		(121)
7,830	EUR	HSBC Bank, N.A.	05/11/15	8,856		8,856		— (h)
30,272	GBP	Citibank, N.A.	02/04/15	45,562		45,595		33
10,862	GBP	Credit Suisse International	02/04/15	17,025		16,360		(665)
2,987	GBP	Goldman Sachs International	02/04/15	4,532		4,499		(33)
5,930	GBP	Standard Chartered Bank	02/04/15	8,936		8,932		(4)
147,452	HKD	Union Bank of Switzerland AG	02/04/15	19,021		19,020		(1)
2,196,013	JPY	Australia and New Zealand Banking Group Limited	02/04/15	19,605		18,701		(904)
2,237,057	JPY	Commonwealth Bank of Australia	02/04/15	18,733		19,051		318
2,571,246	JPY	Credit Suisse International	02/04/15	22,196		21,896		(300)
1,236,561	JPY	HSBC Bank, N.A.	02/04/15	11,068		10,530		(538)
722,891	JPY	Union Bank of Switzerland AG	02/04/15	5,972		6,156		184
1,812,821	JPY	Barclays Bank plc	05/11/15	15,427		15,456		29
110,176	NOK	State Street Corp.	02/04/15	14,181		14,260		79
28,127	NOK	Westpac Banking Corp.	02/04/15	3,669		3,641		(28)
225,566	SEK	Barclays Bank plc	02/04/15	30,514		27,262		(3,252)
225,566	SEK	Goldman Sachs International	05/11/15	27,346		27,288		(58)
32,179	SGD	Union Bank of Switzerland AG	02/04/15	24,973		23,786		(1,187)
32,179	SGD	State Street Corp.	05/11/15	23,754		23,759		5
				$720,191		$697,185		$(23,006)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
71,409	AUD	Australia and New Zealand Banking Group Limited	02/04/15	$55,259	$55,588	$(329)
6,360	AUD	Goldman Sachs International	02/04/15	5,244	4,951	293
8,886	AUD	Westpac Banking Corp.	02/04/15	7,330	6,917	413
13,266	CAD	Westpac Banking Corp.	02/04/15	11,728	10,439	1,289
4,174	CAD	Citibank, N.A.	05/11/15	3,349	3,282	67
2,999	CAD	Credit Suisse International	05/11/15	2,367	2,357	10
4,655	CHF	Australia and New Zealand Banking Group Limited	02/04/15	4,605	5,070	(465)
61,407	CHF	Credit Suisse International	02/04/15	63,711	66,882	(3,171)
5,472	CHF	HSBC Bank, N.A.	02/04/15	5,674	5,959	(285)
51,383	CHF	Union Bank of Switzerland AG	05/11/15	55,865	56,221	(356)
67,314	DKK	HSBC Bank, N.A.	02/04/15	10,259	10,223	36
20,938	DKK	Morgan Stanley	05/11/15	3,178	3,189	(11)
18,772	EUR	Australia and New Zealand Banking Group Limited	02/04/15	23,356	21,213	2,143
20,681	EUR	Barclays Bank plc	02/04/15	23,483	23,369	114
20,740	EUR	Citibank, N.A.	02/04/15	25,795	23,436	2,359
21,344	EUR	TD Bank Financial Group	02/04/15	26,686	24,119	2,567
4,443	EUR	Credit Suisse International	05/11/15	5,042	5,026	16
8,240	GBP	Australia and New Zealand Banking Group Limited	02/04/15	12,471	12,410	61
6,996	GBP	Barclays Bank plc	02/04/15	11,278	10,537	741
13,289	GBP	Citibank, N.A.	02/04/15	20,871	20,016	855
7,335	GBP	HSBC Bank, N.A.	02/04/15	11,727	11,048	679
2,766	GBP	Royal Bank of Canada	02/04/15	4,169	4,166	3
8,700	GBP	Westpac Banking Corp.	02/04/15	13,186	13,103	83
2,386	GBP	Barclays Bank plc	05/11/15	3,596	3,592	4
30,272	GBP	Citibank, N.A.	05/11/15	45,527	45,565	(38)
3,873	GBP	HSBC Bank, N.A.	05/11/15	5,853	5,829	24
42,714	HKD	Barclays Bank plc	02/04/15	5,509	5,510	(1)
74,961	HKD	Citibank, N.A.	02/04/15	9,668	9,670	(2)
26,112	HKD	Morgan Stanley	02/04/15	3,368	3,369	(1)
41,297	HKD	Westpac Banking Corp.	02/04/15	5,325	5,326	(1)
55,084	HKD	Citibank, N.A.	05/11/15	7,106	7,105	1
147,452	HKD	Union Bank of Switzerland AG	05/11/15	19,020	19,020	— (h)
1,812,821	JPY	Barclays Bank plc	02/04/15	15,409	15,437	(28)
2,431,190	JPY	Citibank, N.A.	02/04/15	21,036	20,704	332
1,727,751	JPY	Union Bank of Switzerland AG	02/04/15	14,508	14,713	(205)
1,939,204	JPY	Westpac Banking Corp.	02/04/15	16,961	16,514	447
407,899	JPY	Barclays Bank plc	05/11/15	3,471	3,478	(7)
90,635	NOK	State Street Corp.	02/04/15	13,278	11,731	1,547
47,668	NOK	Westpac Banking Corp.	02/04/15	6,150	6,170	(20)
110,176	NOK	State Street Corp.	05/11/15	14,148	14,227	(79)
225,566	SEK	Goldman Sachs International	02/04/15	27,319	27,262	57
32,179	SGD	State Street Corp.	02/04/15	23,781	23,787	(6)
				$667,666	$658,530	$9,136

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2015 of the currency being sold, and the value at January 31, 2015 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,642,513,000 and 98.4%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,230
Aggregate gross unrealized depreciation	(79,590)

Net unrealized appreciation/depreciation	$113,640

Federal income tax cost of investments	$1,555,058

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$66,172	$—	$66,172
Belgium	—	4,973	—	4,973
China	6,185	15,452	—	21,637
Denmark	—	18,423	—	18,423
Finland	—	18,057	—	18,057
France	—	172,176	—	172,176
Germany	—	112,872	—	112,872
Hong Kong	20,800	31,949	—	52,749
Ireland	—	15,621	—	15,621
Italy	—	21,536	—	21,536
Japan	—	347,391	—	347,391
Netherlands	—	105,655	—	105,655
Norway	—	25,819	—	25,819
South Korea	—	17,159	—	17,159
Sweden	—	23,664	—	23,664
Switzerland	24,287	212,494	—	236,781
United Kingdom	—	357,877	—	357,877

Total Common Stocks	51,272	1,567,290	—	1,618,562

Preferred Stocks
Germany	—	23,952	—	23,952
Short-Term Investment
Investment Company	26,184	–	—	26,184
Total Investments in Securities	$77,456	$1,591,242	$—	$1,668,698

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16,810	$—	$16,810

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(30,680)	$—	$(30,680)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

There were no transfers among any levels during the period ended January 31, 2015.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(A). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
		Canada — 4.4%
2		Canadian National Railway Co.	111
3		MEG Energy Corp. (a)	39
3		Suncor Energy, Inc.	78

			228

		China — 6.8%
1		Baidu, Inc., ADR (a)	176
17		Ping An Insurance Group Co. of China Ltd., Class H	180

			356

		France — 10.7%
3		Accor S.A.	154
6		AXA S.A.	140
1		Sanofi	128
2		Schneider Electric SE	140

			562

		Germany — 7.0%
1		Allianz SE	98
—	(h)	Bayer AG	53
1		Fresenius SE & Co. KGaA	83
2		SAP SE	132

			366

		Hong Kong — 4.5%
9		Cheung Kong Holdings Ltd.	172
14		Sands China Ltd.	66

			238

		India — 2.4%
2		HDFC Bank Ltd., ADR	126

		Ireland — 2.4%
2		Shire plc	125

		Italy — 2.3%
42		Intesa Sanpaolo S.p.A.	121

		Japan — 11.6%
4		Japan Tobacco, Inc.	103
2		KDDI Corp.	127
5		Kubota Corp.	74
2		Nitto Denko Corp.	96
4		Sumitomo Mitsui Financial Group, Inc.	121
1		Toyota Motor Corp.	84

			605

		Netherlands — 4.9%
2		Akzo Nobel N.V.	155
8		ING Groep N.V., CVA (a)	99

			254

		South Africa — 2.4%
1		Naspers Ltd., Class N	127

		South Korea — 3.0%
—	(h)	Samsung Electronics Co., Ltd., Reg. S, GDR	157

		Switzerland — 10.6%
1		Cie Financiere Richemont S.A.	99
1		Holcim Ltd. (a)	92
1		Novartis AG	127
—	(h)	Roche Holding AG	124
7		UBS Group AG (a)	113

			555

		Taiwan — 2.5%
6		Taiwan Semiconductor Manufacturing Co., Ltd., ADR	130

		United Kingdom — 20.8%
7		ARM Holdings plc	106
40		Barclays plc	139
7		BG Group plc	88
16		Meggitt plc	127
4		Prudential plc	101
2		Rio Tinto plc	93
7		Smith & Nephew plc	120
45		Vodafone Group plc	158
7		WPP plc	156

			1,088

		Total Common Stocks (Cost $4,671)	5,038

Short-Term Investment — 3.3%
		Investment Company — 3.3%
172		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $172)	172

		Total Investments — 99.6% (Cost $4,843)	5,210
		Other Assets in Excess of Liabilities — 0.4%	20

		NET ASSETS — 100.0%	$5,230

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.6%
Pharmaceuticals	10.7
Insurance	10.0
Wireless Telecommunication Services	5.5
Media	5.4
Chemicals	4.8
Semiconductors & Semiconductor Equipment	4.5
Hotels, Restaurants & Leisure	4.2
Oil, Gas & Consumable Fuels	3.9
Internet Software & Services	3.4
Real Estate Management & Development	3.3
Technology Hardware, Storage & Peripherals	3.0
Electrical Equipment	2.7
Software	2.5
Aerospace & Defense	2.5
Health Care Equipment & Supplies	2.3
Capital Markets	2.2
Road & Rail	2.1
Tobacco	2.0
Textiles, Apparel & Luxury Goods	1.9
Metals & Mining	1.8
Construction Materials	1.8
Automobiles	1.6
Health Care Providers & Services	1.6
Machinery	1.4
Short-Term Investment	3.3

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,378,000 and 84.0%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634
Aggregate gross unrealized depreciation	(267)

Net unrealized appreciation/depreciation	$367

Federal income tax cost of investments	$4,843

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$228	$—	$—	$228
China	176	180	—	356
France	—	562	—	562
Germany	—	366	—	366
Hong Kong	—	238	—	238
India	126	—	—	126
Ireland	—	125	—	125
Italy	—	121	—	121
Japan	—	605	—	605
Netherlands	—	254	—	254
South Africa	—	127	—	127
South Korea	—	157	—	157
Switzerland	113	442	—	555
Taiwan	130	—	—	130
United Kingdom	—	1,088	—	1,088

Total Common Stocks	773	4,265	—	5,038

Short-Term Investment
Investment Company	172	—	—	172

Total Investments in Securities	$945	$4,265	$—	$5,210

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 3.1%
2,614	Australia & New Zealand Banking Group Ltd.	66,735
4,648	Goodman Group (m)	22,033
3,371	Oil Search Ltd.	20,286

		109,054

	Belgium — 2.5%
547	KBC Groep N.V. (a)	29,394
445	Solvay S.A.	60,857

		90,251

	Canada — 0.3%
1,028	First Quantum Minerals Ltd.	9,380

	China — 1.4%
70,053	Industrial & Commercial Bank of China Ltd., Class H	49,957

	Denmark — 1.0%
1,366	Danske Bank A/S	35,350

	Finland — 0.6%
1,167	UPM-Kymmene OYJ	20,516

	France — 14.9%
555	Airbus Group N.V.	29,573
2,618	AXA S.A.	61,240
986	BNP Paribas S.A.	51,759
1,716	Credit Agricole S.A.	20,355
2,950	GDF Suez	65,419
423	Lafarge S.A.	28,984
460	Publicis Groupe S.A.	34,373
469	Renault S.A.	35,817
276	Sanofi	25,411
494	Schneider Electric SE	37,154
381	Sodexo S.A.	37,828
992	Suez Environnement Co.	18,229
1,295	Total S.A.	66,456
63	Unibail-Rodamco SE (m)	17,767

		530,365

	Germany — 6.9%
655	Bayer AG	94,394
658	Daimler AG	59,551
3,026	Deutsche Telekom AG	52,168
1,045	E.ON SE	16,173
1,284	TUI AG (a)	22,595

		244,881

	Hong Kong — 1.8%
2,340	Hutchison Whampoa Ltd.	31,060
3,001	Sands China Ltd.	14,611
2,176	Wharf Holdings Ltd. (The)	17,628

		63,299

	India — 0.6%
645	Infosys Ltd., ADR	21,993

	Ireland — 1.7%
482	Ryanair Holdings plc, ADR (a)	31,777
393	Shire plc	28,676

		60,453

	Italy — 4.3%
2,162	Assicurazioni Generali S.p.A.	45,639
9,638	Enel S.p.A.	43,546
10,524	Intesa Sanpaolo S.p.A.	30,775
29,430	Telecom Italia S.p.A. (a)	34,197

		154,157

	Japan — 23.1%
284	Daikin Industries Ltd.	19,756
2,499	Daiwa House Industry Co., Ltd.	46,022
10,390	Hitachi Ltd.	78,466
1,451	Japan Airlines Co., Ltd.	49,125
515	KDDI Corp.	36,346
1,077	Mazda Motor Corp.	22,120
18,060	Mitsubishi UFJ Financial Group, Inc.	95,975
1,765	Mitsui Fudosan Co., Ltd.	44,622
1,337	NH Foods Ltd.	33,054
597	Nippon Telegraph & Telephone Corp.	35,340
1,962	ORIX Corp.	22,540
778	Otsuka Holdings Co., Ltd.	24,077
937	Seven & I Holdings Co., Ltd.	34,270
405	Sompo Japan Nipponkoa Holdings, Inc.	11,235
2,235	Sony Corp.	52,565
1,206	Sumitomo Mitsui Financial Group, Inc.	40,477
1,950	Toyota Motor Corp.	125,686
1,110	Yamaha Motor Co., Ltd.	24,352
1,176	Yamato Holdings Co., Ltd.	26,592

		822,620

	Luxembourg — 0.5%
1,815	ArcelorMittal	17,342

	Netherlands — 4.7%
4,223	ING Groep N.V., CVA (a)	52,497
11,667	Koninklijke KPN N.V.	36,008

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
2,650	Royal Dutch Shell plc, Class A	80,761

		169,266

	Norway — 1.5%
1,484	DNB ASA	21,504
5,386	Norsk Hydro ASA	31,650

		53,154

	Singapore — 0.6%
1,601	DBS Group Holdings Ltd.	23,342

	South Korea — 1.5%
43	Samsung Electronics Co., Ltd.	52,872

	Spain — 1.9%
1,923	Banco Bilbao Vizcaya Argentaria S.A.	16,430
3,003	Repsol S.A.	53,197

		69,627

	Sweden — 1.8%
2,110	Electrolux AB, Series B	64,933

	Switzerland — 7.1%
903	Nestle S.A.	68,956
243	Roche Holding AG	65,393
322	Swiss Re AG	29,003
724	Wolseley plc	41,988
141	Zurich Insurance Group AG (a)	46,881

		252,221

	Taiwan — 0.5%
1,736	Asustek Computer, Inc.	18,144

	Turkey — 0.6%
5,091	Turkiye Garanti Bankasi A.S.	21,407

	United Kingdom — 16.4%
1,075	AstraZeneca plc	76,527
3,779	Aviva plc	29,983
3,343	BAE Systems plc	25,451
17,172	Barclays plc	60,310
3,044	BG Group plc	40,601
593	British American Tobacco plc	33,431
815	InterContinental Hotels Group plc	32,495
2,807	Prudential plc	68,249
307	Reckitt Benckiser Group plc	25,987
1,158	Rio Tinto plc	50,906
564	SABMiller plc	30,733
31,287	Vodafone Group plc	110,019

		584,692

	Total Common Stocks (Cost $3,370,687)	3,539,276

Preferred Stock — 0.7%
	Germany — 0.7%
304	Porsche Automobil Holding SE (Cost $32,891)	25,471

Short-Term Investment — 0.7%
	Investment Company — 0.7%
25,378	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $25,378)	25,378

	Total Investments — 100.7% (Cost $3,428,956)	3,590,125
	Liabilities in Excess of Other Assets — (0.7)%	(26,353)

	NET ASSETS — 100.0%	$3,563,772

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.2%
Pharmaceuticals	8.8
Automobiles	8.2
Insurance	8.1
Oil, Gas & Consumable Fuels	7.3
Diversified Telecommunication Services	4.4
Wireless Telecommunication Services	4.1
Household Durables	3.3
Metals & Mining	3.0
Real Estate Management & Development	3.0
Hotels, Restaurants & Leisure	3.0
Food Products	2.8
Multi-Utilities	2.8
Airlines	2.3
Electronic Equipment, Instruments & Components	2.2
Technology Hardware, Storage & Peripherals	2.0
Chemicals	1.7
Aerospace & Defense	1.5
Electric Utilities	1.2
Trading Companies & Distributors	1.2
Real Estate Investment Trusts (REITs)	1.1
Electrical Equipment	1.0
Media	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	7.1
Short-Term Investment	0.7

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
11,201	CAD
6,175	for GBP	Barclays Bank plc	02/27/15	$9,299	#	$8,812	#	$(487	)#
8,600	EUR
10,332	for CHF	Union Bank of Switzerland AG	02/27/15	11,266	#	9,720	#	(1,546	)#
10,641	EUR
79,101	for DKK	State Street Corp.	02/27/15	12,021	#	12,027	#	6	#
7,588	EUR
6,002	for GBP	Barclays Bank plc	02/27/15	9,040	#	8,576	#	(464	)#
5,885	EUR
4,680	for GBP	Goldman Sachs International	02/27/15	7,047	#	6,651	#	(396	)#
8,056	EUR
1,077,406	for JPY	Credit Suisse International	02/27/15	9,177	#	9,105	#	(72	)#
5,914	EUR
830,912	for JPY	Union Bank of Switzerland AG	02/27/15	7,078	#	6,684	#	(394	)#
6,345	GBP
11,857	for AUD	Citibank, N.A.	02/27/15	9,218	#	9,556	#	338	#
4,857	GBP
7,508	for CHF	Barclays Bank plc	02/27/15	8,186	#	7,315	#	(871	)#
30,474	GBP
45,961	for CHF	TD Bank Financial Group	02/27/15	50,117	#	45,894	#	(4,223	)#
4,924	GBP
6,278	for EUR	Deutsche Bank AG	02/27/15	7,095	#	7,415	#	320	#
7,220	GBP
1,291,852	for JPY	Deutsche Bank AG	02/27/15	11,004	#	10,873	#	(131	)#
4,670	GBP
870,834	for JPY	Morgan Stanley	02/27/15	7,417	#	7,033	#	(384	)#
2,267,454	JPY
18,458	for CHF	BNP Paribas	02/27/15	20,128	#	19,314	#	(814	)#
1,060,889	JPY
8,003	for EUR	BNP Paribas	02/27/15	9,045	#	9,036	#	(9	)#
2,131,875	JPY
15,300	for EUR	Union Bank of Switzerland AG	02/27/15	17,293	#	18,159	#	866	#
1,039,274	JPY
11,737	for SGD	HSBC Bank, N.A.	02/27/15	8,671	#	8,852	#	181	#
230,227	AUD	Goldman Sachs International	02/27/15	197,699		178,970		(18,729)
22,723	CHF	Citibank, N.A.	02/27/15	23,554		24,777		1,223
8,233	CHF	Deutsche Bank AG	02/27/15	9,173		8,977		(196)
7,575	CHF	Royal Bank of Scotland	02/27/15	7,826		8,260		434
18,657	EUR	Barclays Bank plc	02/27/15	22,873		21,086		(1,787)
10,784	EUR	BNP Paribas	02/27/15	12,717		12,189		(528)
7,278	EUR	Credit Suisse International	02/27/15	8,668		8,226		(442)
17,889	EUR	Goldman Sachs International	02/27/15	22,361		20,219		(2,142)
13,495	EUR	Union Bank of Switzerland AG	02/27/15	16,664		15,253		(1,411)
24,025	GBP	Australia and New Zealand Banking Group Limited	02/27/15	37,801		36,181		(1,620)
6,846	GBP	Barclays Bank plc	02/27/15	10,726		10,310		(416)
23,066	GBP	Credit Suisse International	02/27/15	34,830		34,736		(94)
5,515	GBP	Goldman Sachs International	02/27/15	8,626		8,306		(320)
7,527	GBP	HSBC Bank, N.A.	02/27/15	11,294		11,335		41
4,834	GBP	TD Bank Financial Group	02/27/15	7,322		7,280		(42)
203,826	HKD	BNP Paribas	02/27/15	26,280		26,291		11

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
874,418	JPY	BNP Paribas	02/27/15	$7,373	$7,448	$75
1,934,843	JPY	Citibank, N.A.	02/27/15	16,180	16,480	300
2,779,589	JPY	Deutsche Bank AG	02/27/15	23,318	23,676	358
1,438,122	JPY	Societe Generale	02/27/15	12,228	12,249	21
1,484,159	JPY	TD Bank Financial Group	02/27/15	12,540	12,642	102
1,033,250	JPY	Union Bank of Switzerland AG	02/27/15	8,632	8,801	169
1,925,595	JPY	Westpac Banking Corp.	02/27/15	16,431	16,402	(29)
290,174	SEK	BNP Paribas	02/27/15	38,855	35,076	(3,779)
71,353	SGD	BNP Paribas	02/27/15	54,720	52,715	(2,005)
				$861,793	$822,907	$(38,886)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,194	AUD	Credit Suisse International	02/27/15	$19,920	$18,031	$1,889
15,950	CAD	Union Bank of Switzerland AG	02/27/15	14,163	12,548	1,615
20,041	CHF	Union Bank of Switzerland AG	02/27/15	20,690	21,853	(1,163)
71,600	DKK	Goldman Sachs International	02/27/15	11,197	10,881	316
9,579	EUR	Australia and New Zealand Banking Group Limited	02/27/15	11,105	10,827	278
14,876	EUR	Barclays Bank plc	02/27/15	18,178	16,813	1,365
9,198	EUR	BNP Paribas	02/27/15	11,521	10,395	1,126
19,647	EUR	Citibank, N.A.	02/27/15	24,433	22,205	2,228
14,368	EUR	Credit Suisse International	02/27/15	17,569	16,239	1,330
7,503	EUR	Deutsche Bank AG	02/27/15	8,708	8,480	228
9,872	EUR	Goldman Sachs International	02/27/15	11,670	11,158	512
33,473	EUR	HSBC Bank, N.A.	02/27/15	39,250	37,832	1,418
67,573	EUR	Union Bank of Switzerland AG	02/27/15	83,948	76,373	7,575
5,917	EUR	Westpac Banking Corp.	02/27/15	7,378	6,687	691
4,667	GBP	Barclays Bank plc	02/27/15	7,245	7,029	216
4,628	GBP	Credit Suisse International	02/27/15	7,042	6,969	73
25,855	GBP	Deutsche Bank AG	02/27/15	39,350	38,937	413
4,856	GBP	Royal Bank of Canada	02/27/15	7,564	7,313	251
5,978	GBP	Westpac Banking Corp.	02/27/15	9,362	9,003	359
156,744	HKD	Australia and New Zealand Banking Group Limited	02/27/15	20,212	20,218	(6)
1,270,015	JPY	BNP Paribas	02/27/15	10,576	10,818	(242)
20,274,609	JPY	Credit Suisse International	02/27/15	172,280	172,693	(413)
1,099,686	JPY	Deutsche Bank AG	02/27/15	9,188	9,366	(178)
87,074	NOK	Union Bank of Switzerland AG	02/27/15	12,789	11,263	1,526
17,600	SGD	Deutsche Bank AG	02/27/15	13,167	13,003	164
				$608,505	$586,934	$21,571

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2015 of the currency being sold, and the value at January 31, 2015 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,501,598,000 and 97.5%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,094
Aggregate gross unrealized depreciation	(177,925)

Net unrealized appreciation/depreciation	$161,169

Federal income tax cost of investments	$3,428,956

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$109,054	$—	$109,054
Belgium	—	90,251	—	90,251
Canada	9,380	—	—	9,380
China	—	49,957	—	49,957
Denmark	—	35,350	—	35,350
Finland	—	20,516	—	20,516
France	—	530,365	—	530,365
Germany	—	244,881	—	244,881
Hong Kong	31,060	32,239	—	63,299
India	21,993	—	—	21,993
Ireland	31,777	28,676	—	60,453
Italy	—	154,157	—	154,157
Japan	—	822,620	—	822,620
Luxembourg	—	17,342	—	17,342
Netherlands	—	169,266	—	169,266
Norway	—	53,154	—	53,154
Singapore	—	23,342	—	23,342
South Korea	—	52,872	—	52,872
Spain	—	69,627	—	69,627
Sweden	—	64,933	—	64,933
Switzerland	—	252,221	—	252,221
Taiwan	—	18,144	—	18,144
Turkey	—	21,407	—	21,407
United Kingdom	—	584,692	—	584,692

Total Common Stocks	94,210	3,445,066	—	3,539,276

Preferred Stocks
Germany	—	25,471	—	25,471
Short-Term Investment
Investment Company	25,378	—	—	25,378

Total Investments in Securities	$119,588	$3,470,537	$—	$3,590,125

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$28,018	$—	$28,018

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(45,333)	$—	$(45,333)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

There were no transfers among any levels during the period ended January 31, 2015.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Australia — 4.0%
1,325	Goodman Group (m)	6,283
914	Oil Search Ltd.	5,500

		11,783

	Belgium — 8.7%
152	KBC Groep N.V. (a)	8,190
126	Solvay S.A.	17,280

		25,470

	Canada — 0.9%
280	First Quantum Minerals Ltd.	2,553

	Denmark — 3.4%
380	Danske Bank A/S	9,827

	Finland — 1.9%
319	UPM-Kymmene OYJ	5,599

	France — 13.5%
478	Credit Agricole S.A.	5,675
118	Lafarge S.A.	8,057
134	Renault S.A.	10,223
107	Sodexo S.A.	10,575
273	Suez Environnement Co.	5,025

		39,555

	Germany — 7.8%
183	Daimler AG	16,585
357	TUI AG (a)	6,284

		22,869

	Hong Kong — 3.0%
801	Sands China Ltd.	3,898
610	Wharf Holdings Ltd. (The)	4,942

		8,840

	Italy — 4.4%
615	Assicurazioni Generali S.p.A.	12,978

	Japan — 29.2%
81	Daikin Industries Ltd. (m)	5,622
712	Daiwa House Industry Co., Ltd.	13,103
413	Japan Airlines Co., Ltd.	13,986
307	Mazda Motor Corp. (m)	6,298
503	Mitsui Fudosan Co., Ltd.	12,716
381	NH Foods Ltd.	9,419
222	Otsuka Holdings Co., Ltd.	6,856
111	Sompo Japan Nipponkoa Holdings, Inc.	3,091
316	Yamaha Motor Co., Ltd.	6,933
335	Yamato Holdings Co., Ltd.	7,572

		85,596

	Norway — 2.0%
398	DNB ASA	5,763

	South Korea — 5.2%
12	Samsung Electronics Co., Ltd. (m)	15,221

	Sweden — 6.1%
586	Electrolux AB, Series B	18,023

	Switzerland — 2.8%
90	Swiss Re AG	8,164

	Taiwan — 1.8%
494	Asustek Computer, Inc.	5,163

	United Kingdom — 2.9%
156	SABMiller plc	8,511

	Total Common Stocks (Cost $270,224)	285,915

	Total Investments — 97.6% (Cost $270,224)	285,915
	Other Assets in Excess of Liabilities — 2.4%	7,120

	NET ASSETS — 100.0%	$293,035

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	14.0%
Real Estate Management & Development	10.8
Banks	10.3
Insurance	8.5
Hotels, Restaurants & Leisure	7.3
Technology Hardware, Storage & Peripherals	7.1
Household Durables	6.3
Chemicals	6.0
Airlines	4.9
Food Products	3.3
Beverages	3.0
Construction Materials	2.8
Air Freight & Logistics	2.6
Pharmaceuticals	2.4
Real Estate Investment Trusts (REITs)	2.2
Building Products	2.0
Paper & Forest Products	2.0
Oil, Gas & Consumable Fuels	1.9
Multi-Utilities	1.8
Others (each less than 1.0%)	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $283,362,000 and 99.1%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,666
Aggregate gross unrealized depreciation	(14,975)

Net unrealized appreciation/depreciation	$15,691

Federal income tax cost of investments	$270,224

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$—	$11,783	$—	$11,783
Belgium	—	25,470	—	25,470
Canada	2,553	—	—	2,553
Denmark	—	9,827	—	9,827
Finland	—	5,599	—	5,599
France	—	39,555	—	39,555
Germany	—	22,869	—	22,869
Hong Kong	—	8,840	—	8,840
Italy	—	12,978	—	12,978
Japan	—	85,596	—	85,596
Norway	—	5,763	—	5,763
South Korea	—	15,221	—	15,221
Sweden	—	18,023	—	18,023
Switzerland	—	8,164	—	8,164
Taiwan	—	5,163	—	5,163
United Kingdom	—	8,511	—	8,511

Total Common Stocks	2,553	283,362	—	285,915

Total Investments in Securities	$2,553	$283,362	$—	$285,915

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.4%
	Australia — 0.6%
246	BHP Billiton plc	5,334

	Belgium — 4.1%
245	Belgacom S.A.	9,122
319	Delhaize Group S.A.	26,528
167	Ontex Group N.V. (a)	4,335

		39,985

	Denmark — 4.2%
3	AP Moeller - Maersk A/S, Class B	5,440
297	Novo Nordisk A/S, Class B	13,252
83	Pandora A/S	5,924
974	TDC A/S	7,208
233	Vestas Wind Systems A/S (a)	9,044

		40,868

	Finland — 1.0%
573	UPM-Kymmene OYJ	10,072

	France — 9.0%
133	AtoS	9,743
114	BNP Paribas S.A.	5,998
213	Cap Gemini S.A.	15,492
232	GDF Suez	5,149
1,867	Natixis S.A.	11,874
1,089	Orange S.A.	19,154
35	Unibail-Rodamco SE	9,839
204	Vinci S.A.	10,720

		87,969

	Germany — 16.6%
129	Allianz SE	21,272
138	Bayerische Motoren Werke AG	16,056
96	Continental AG	21,766
158	Daimler AG	14,292
262	Dialog Semiconductor plc (a)	10,022
93	Hannover Rueck SE	8,323
139	HeidelbergCement AG	10,223
546	K+S AG	17,233
113	Merck KGaA	11,311
50	Muenchener Rueckversicherungs-Gesellschaft AG	10,092
229	Nordex SE (a)	4,420
212	OSRAM Licht AG (a)	9,739
104	Symrise AG	6,839

		161,588

	Ireland — 5.3%
20,148	Bank of Ireland (a)	6,064

SHARES	SECURITY DESCRIPTION	VALUE($)
	Ireland — continued
286	Ryanair Holdings plc, ADR (a)	18,897
230	Shire plc	16,782
389	Smurfit Kappa Group plc	9,473

		51,216

	Italy — 0.8%
2,653	Intesa Sanpaolo S.p.A.	7,758

	Luxembourg — 0.6%
236	APERAM S.A. (a)	6,132

	Netherlands — 7.5%
121	ASML Holding N.V.	12,616
317	Delta Lloyd N.V.	5,984
128	Heineken N.V.	9,580
1,041	ING Groep N.V., CVA (a)	12,941
574	Koninklijke Ahold N.V.	10,365
943	PostNL N.V. (a)	3,411
604	Royal Dutch Shell plc, Class A	18,382

		73,279

	Norway — 2.6%
487	Entra ASA (a) (e)	5,243
1,855	Norsk Hydro ASA	10,900
183	Yara International ASA	9,507

		25,650

	Spain — 3.6%
345	Acerinox S.A.	5,141
812	Banco Santander S.A.	5,461
3,288	Bankia S.A. (a)	4,301
1,354	Telefonica S.A.	20,303

		35,206

	Sweden — 2.8%
417	Swedbank AB, Class A	10,088
307	Tele2 AB, Class B	3,476
1,100	Telefonaktiebolaget LM Ericsson, Class B	13,331

		26,895

	Switzerland — 7.1%
25	Geberit AG	8,503
857	Logitech International S.A.	12,603
232	Novartis AG	22,583
46	Roche Holding AG	12,301
90	SFS Group AG (a)	5,901
32	Swiss Life Holding AG (a)	7,081

		68,972

	United Kingdom — 26.6%
223	Anglo American plc	3,726

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
699	Ashtead Group plc	11,374
1,468	Aviva plc	11,645
1,250	Barratt Developments plc	8,603
181	British American Tobacco plc	10,230
3,472	BT Group plc	21,782
862	Compass Group plc	14,854
209	Hikma Pharmaceuticals plc	7,410
283	Imperial Tobacco Group plc	13,284
2,275	International Consolidated Airlines Group S.A. (a)	18,564
2,835	ITV plc	9,384
548	Land Securities Group plc	10,500
1,522	Legal & General Group plc	6,113
12,501	Lloyds Banking Group plc (a)	13,848
59	Next plc	6,378
319	Persimmon plc (a)	7,628
696	Prudential plc	16,921
146	Reckitt Benckiser Group plc	12,320
601	Reed Elsevier plc	10,438
385	Rio Tinto plc	16,933
2,230	Royal Bank of Scotland Group plc (a)	12,108
882	Tate & Lyle plc	8,995
2,644	Taylor Wimpey plc	5,371

		258,409

	Total Common Stocks (Cost $876,028)	899,333

Preferred Stock — 1.7%
	Germany — 1.7%
147	Henkel AG & Co. KGaA (Cost $15,037)	16,783

Short-Term Investment — 3.4%
	Investment Company — 3.4%
33,154	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $33,154)	33,154

	Total Investments — 97.5% (Cost $924,219)	949,270
	Other Assets in Excess of Liabilities — 2.5% (c)	24,094

	NET ASSETS — 100.0%	$973,364

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.5%
Insurance	9.2
Pharmaceuticals	8.8
Diversified Telecommunication Services	8.2
Metals & Mining	5.1
Airlines	3.9
Food & Staples Retailing	3.9
Chemicals	3.5
Automobiles	3.2
Household Products	3.1
IT Services	2.7
Tobacco	2.5
Electrical Equipment	2.4
Semiconductors & Semiconductor Equipment	2.4
Auto Components	2.3
Household Durables	2.3
Real Estate Investment Trusts (REITs)	2.1
Media	2.1
Oil, Gas & Consumable Fuels	1.9
Hotels, Restaurants & Leisure	1.6
Communications Equipment	1.4
Technology Hardware, Storage & Peripherals	1.3
Trading Companies & Distributors	1.2
Construction & Engineering	1.1
Construction Materials	1.1
Paper & Forest Products	1.1
Beverages	1.0
Containers & Packaging	1.0
Others (each less than 1.0%)	6.6
Short-Term Investment	3.5

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
796	Euro STOXX 50 Index	03/20/15	$30,123	$50
152	FTSE 100 Index	03/20/15	15,353	(38)

				$12

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $897,218,000 and 94.5%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,254
Aggregate gross unrealized depreciation	(38,203)

Net unrealized appreciation/depreciation	$25,051

Federal income tax cost of investments	$924,219

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,334	$—	$5,334
Belgium	4,335	35,650	—	39,985
Denmark	—	40,868	—	40,868
Finland	—	10,072	—	10,072
France	—	87,969	—	87,969
Germany	—	161,588	—	161,588
Ireland	18,897	32,319	—	51,216
Italy	—	7,758	—	7,758
Luxembourg	—	6,132	—	6,132
Netherlands	—	73,279	—	73,279
Norway	5,243	20,407	—	25,650
Spain	—	35,206	—	35,206
Sweden	—	26,895	—	26,895
Switzerland	—	68,972	—	68,972
United Kingdom	—	258,409	—	258,409

Total Common Stocks	28,475	870,858	—	899,333

Preferred Stocks
Germany	—	16,783	—	16,783
Short-Term Investment
Investment Company	33,154	—	—	33,154

Total Investments in Securities	$61,629	$887,641	$—	$949,270

Appreciation in Other Financial Instruments
Futures Contracts	$50	$—	$—	$50

Depreciation in Other Financial Instruments
Futures Contracts	$(38)	$—	$—	$(38)

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Australia — 6.5%
537	Amcor Ltd.	5,304
1,251	Asciano Ltd.	5,824
527	Australia & New Zealand Banking Group Ltd.	13,463
584	Bank of Queensland Ltd.	5,657
552	Bendigo & Adelaide Bank Ltd.	5,719
773	BHP Billiton Ltd.	17,834
1,877	Echo Entertainment Group Ltd.	5,865
8,382	Fairfax Media Ltd.	5,831
1,636	GPT Group (The) (m)	5,736
1,447	Insurance Australia Group Ltd.	7,168
504	Lend Lease Group	6,500
132	Macquarie Group Ltd.	6,312
891	Westfield Corp. (m)	6,796
431	Westpac Banking Corp.	11,524

		109,533

	Austria — 0.3%
145	ams AG	5,690

	Belgium — 2.4%
178	Anheuser-Busch InBev N.V.	21,770
146	Belgacom S.A.	5,426
218	bpost S.A.	5,747
84	Delhaize Group S.A.	6,986

		39,929

	China — 0.4%
8,339	China Construction Bank Corp., Class H	6,675

	Denmark — 1.1%
3	AP Moeller—Maersk A/S, Class B	6,725
240	Danske Bank A/S	6,212
76	Pandora A/S	5,413

		18,350

	Finland — 1.3%
128	Sampo OYJ, Class A	6,209
567	Stora Enso OYJ, Class R	5,499
202	Tieto OYJ	4,975
335	UPM-Kymmene OYJ	5,888

		22,571

	France — 9.5%
517	Altran Technologies S.A.	4,579
457	AXA S.A.	10,678
201	BNP Paribas S.A.	10,540
85	Cap Gemini S.A.	6,141
106	Faurecia	4,243
38	Gaztransport Et Technigaz S.A.	2,170
390	GDF Suez	8,651
31	Kering	6,323
43	LVMH Moet Hennessy Louis Vuitton S.A.	6,865
867	Natixis S.A.	5,513
464	Orange S.A.	8,164
59	Pernod Ricard S.A.	7,100
91	Publicis Groupe S.A.	6,828
82	Renault S.A.	6,251
107	Safran S.A.	7,155
232	Sanofi	21,399
100	Societe Generale S.A.	4,018
93	Teleperformance	6,697
408	Total S.A.	20,962
49	Valeo S.A.	6,901

		161,178

	Germany — 8.3%
92	Allianz SE	15,115
96	Aurubis AG	5,223
157	Bayer AG	22,662
78	Bayerische Motoren Werke AG	9,125
35	Continental AG	7,930
188	Daimler AG	16,992
173	Deutsche Annington Immobilien SE	6,001
222	Freenet AG	6,600
87	Fresenius Medical Care AG & Co. KGaA	6,446
136	Fresenius SE & Co. KGaA	7,767
67	Hannover Rueck SE	6,013
88	HeidelbergCement AG	6,456
77	KUKA AG	5,189
74	Merck KGaA	7,394
96	OSRAM Licht AG (a)	4,406
139	ProSiebenSat.1 Media AG	6,158

		139,477

	Hong Kong — 1.7%
426	Cheung Kong Holdings Ltd.	8,129
791	Cheung Kong Infrastructure Holdings Ltd.	6,492
587	Hutchison Whampoa Ltd.	7,792
498	Swire Pacific Ltd., Class A	6,669

		29,082

	India — 0.3%
98	HDFC Bank Ltd., ADR	5,559

	Ireland — 2.0%
99	DCC plc	5,255
1,182	Greencore Group plc	5,482

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Ireland — continued
92	Ryanair Holdings plc, ADR (a)	6,097
132	Shire plc	9,670
266	Smurfit Kappa Group plc	6,516

		33,020

	Israel — 0.7%
199	Teva Pharmaceutical Industries Ltd., ADR	11,324

	Italy — 1.7%
1,501	Enel S.p.A.	6,783
3,205	Intesa Sanpaolo S.p.A.	9,371
5,605	Telecom Italia S.p.A. (a)	6,513
794	Unione di Banche Italiane ScpA	5,462

		28,129

	Japan — 21.1%
206	Asahi Group Holdings Ltd.	6,742
680	Asahi Kasei Corp.	6,716
545	Astellas Pharma, Inc.	8,412
1,059	Bank of Yokohama Ltd. (The) (m)	5,714
211	Bridgestone Corp.	8,449
343	Brother Industries Ltd.	5,869
288	Canon, Inc.	9,098
365	Casio Computer Co., Ltd. (m)	5,712
723	Citizen Holdings Co., Ltd.	5,770
503	Daicel Corp.	6,254
57	Disco Corp.	5,259
1,274	Fuji Electric Co., Ltd.	5,448
227	FUJIFILM Holdings Corp.	7,686
1,108	Fukuoka Financial Group, Inc.	5,530
345	Hitachi Chemical Co., Ltd.	6,935
1,169	Hitachi Ltd.	8,828
517	ITOCHU Corp.	5,237
257	Japan Aviation Electronics Industry Ltd.	5,808
277	Japan Tobacco, Inc. (m)	7,547
260	JFE Holdings, Inc.	5,721
1,912	Kawasaki Kisen Kaisha Ltd.	5,473
139	KDDI Corp.	9,777
396	Kubota Corp.	5,879
798	Marubeni Corp.	4,405
252	Mazda Motor Corp. (m)	5,168
390	Mitsubishi Corp.	6,807
538	Mitsubishi Electric Corp.	6,222
2,700	Mitsubishi UFJ Financial Group, Inc.	14,349
183	NGK Spark Plug Co., Ltd.	5,437
282	NH Foods Ltd.	6,972
132	Nippon Telegraph & Telephone Corp.	7,824
725	Nissan Motor Co., Ltd.	6,185
105	Nitori Holdings Co., Ltd.	5,948
109	Nitto Denko Corp.	6,519
132	Omron Corp.	5,281
553	ORIX Corp.	6,349
78	Rohm Co., Ltd.	4,995
27	Ryohin Keikaku Co., Ltd.	3,002
131	Seiko Epson Corp.	5,320
512	Sekisui Chemical Co., Ltd.	5,600
422	Sekisui House Ltd.	5,461
381	Sumitomo Electric Industries Ltd.	4,904
1,055	Sumitomo Heavy Industries Ltd.	5,709
288	Sumitomo Mitsui Financial Group, Inc.	9,648
1,375	Sumitomo Mitsui Trust Holdings, Inc.	4,835
481	T&D Holdings, Inc.	5,418
1,086	Taisei Corp.	6,299
468	Tohoku Electric Power Co., Inc.	5,890
177	Tokio Marine Holdings, Inc.	6,183
268	Toyo Tire & Rubber Co., Ltd.	6,034
445	Toyota Motor Corp.	28,696
300	Yamaha Motor Co., Ltd.	6,582

		355,906

	Luxembourg — 0.3%
198	APERAM S.A. (a)	5,141

	Netherlands — 3.3%
879	Aegon N.V.	6,266
93	Heineken N.V.	6,974
841	ING Groep N.V., CVA (a)	10,452
1,040	Royal Dutch Shell plc, Class B	32,922

		56,614

	Norway — 1.1%
389	DNB ASA	5,643
1,023	Norsk Hydro ASA	6,010
122	Yara International ASA	6,349

		18,002

	Portugal — 0.3%
1,423	EDP—Energias de Portugal S.A.	5,413

	Singapore — 0.5%
532	DBS Group Holdings Ltd.	7,756

	South Africa — 0.3%
637	Investec plc	5,352

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 0.6%
25	Hyundai Motor Co.	3,889
5	Samsung Electronics Co., Ltd. (m)	6,594

		10,483

	Spain — 2.7%
536	Bankinter S.A.	3,722
300	Ferrovial S.A.	5,960
201	Gas Natural SDG S.A.	4,728
1,274	Iberdrola S.A.	8,793
1,563	Mapfre S.A.	5,263
321	Repsol S.A.	5,692
738	Telefonica S.A.	11,066

		45,224

	Sweden — 2.9%
264	Boliden AB	4,120
353	Castellum AB	5,552
204	Electrolux AB, Series B	6,291
447	Securitas AB, Class B	5,449
122	Svenska Handelsbanken AB, Class A	5,768
248	Swedbank AB, Class A	5,993
480	Tele2 AB, Class B	5,431
551	Telefonaktiebolaget LM Ericsson, Class B	6,684
245	Trelleborg AB, Class B,	4,427

		49,715

	Switzerland — 8.6%
36	Actelion Ltd. (a)	3,943
9	Georg Fischer AG (a) (m)	5,212
46	Lonza Group AG (a)	5,429
303	Nestle S.A.	23,171
375	Novartis AG	36,507
110	Roche Holding AG	29,599
20	Straumann Holding AG	4,492
27	Swiss Life Holding AG (a)	6,015
94	Swiss Re AG	8,442
668	UBS Group AG (a)	11,193
36	Zurich Insurance Group AG (a)	11,930

		145,933

	United Kingdom — 18.4%
925	3i Group plc	6,376
360	Ashtead Group plc	5,853
221	AstraZeneca plc (m)	15,749
902	Aviva plc	7,154
675	BAE Systems plc (m)	5,135
3,216	Barclays plc	11,294
760	Barratt Developments plc (m)	5,235
3,376	BP plc (m)	21,689
383	British American Tobacco plc	21,614
532	British Land Co. plc (The) (m)	6,625
1,628	BT Group plc	10,212
332	BTG plc (a)	3,942
1,020	Carillion plc	5,240
1,262	Direct Line Insurance Group plc	5,917
709	Dixons Carphone plc	4,635
159	Hikma Pharmaceuticals plc	5,650
1,267	Home Retail Group plc	3,658
1,890	HSBC Holdings plc	17,294
235	Imperial Tobacco Group plc	11,046
1,519	Indivior plc (a)	3,980
1,741	ITV plc	5,762
455	John Wood Group plc	3,912
10,579	Lloyds Banking Group plc (a)	11,720
755	Meggitt plc	6,106
377	Northgate plc	3,506
245	Persimmon plc (a)	5,857
503	Playtech plc	5,115
576	Prudential plc (m)	14,010
137	Reckitt Benckiser Group plc (m)	11,603
338	Rio Tinto plc	14,856
407	Smith & Nephew plc (m)	7,264
2,598	Taylor Wimpey plc	5,278
214	Travis Perkins plc	6,170
487	UBM plc	3,865
5,395	Vodafone Group plc	18,973
364	WPP plc	8,014

		310,309

	United States — 0.3%
116	Carnival plc	5,197

	Total Common Stocks (Cost $1,579,219)	1,631,562

Preferred Stocks — 0.9%
	Germany — 0.9%
65	Henkel AG & Co. KGaA	7,476
36	Volkswagen AG	8,077

	Total Preferred Stocks (Cost $13,523)	15,553

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.2%
	Investment Company — 2.2%
37,963	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $37,963)	37,963

	Total Investments — 99.7% (Cost $1,630,705)	1,685,078
	Other Assets in Excess of Liabilities — 0.3%	4,609

	NET ASSETS — 100.0%	$1,689,687

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.4%
Pharmaceuticals	10.5
Insurance	7.2
Automobiles	5.4
Oil, Gas & Consumable Fuels	5.0
Metals & Mining	3.5
Diversified Telecommunication Services	2.9
Auto Components	2.6
Beverages	2.5
Wireless Telecommunication Services	2.4
Tobacco	2.4
Household Durables	2.3
Media	2.2
Food Products	2.1
Technology Hardware, Storage & Peripherals	2.1
Electric Utilities	2.0
Real Estate Management & Development	1.9
Chemicals	1.9
Capital Markets	1.7
Trading Companies & Distributors	1.7
Machinery	1.6
Electronic Equipment, Instruments & Components	1.5
Real Estate Investment Trusts (REITs)	1.1
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Aerospace & Defense	1.1
Construction & Engineering	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	13.5
Short-Term Investment	2.3

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,624,135,000 and 96.4%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,286
Aggregate gross unrealized depreciation	(73,913)

Net unrealized appreciation/depreciation	$54,373

Federal income tax cost of investments	$1,630,705

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$109,533	$—	$109,533
Austria	—	5,690	—	5,690
Belgium	—	39,929	—	39,929
China	—	6,675	—	6,675
Denmark	—	18,350	—	18,350
Finland	—	22,571	—	22,571
France	2,170	159,008	—	161,178
Germany	—	139,477	—	139,477
Hong Kong	7,792	21,290	—	29,082
India	5,559	—	—	5,559
Ireland	6,097	26,923	—	33,020
Israel	11,324	—	—	11,324
Italy	—	28,129	—	28,129
Japan	—	355,906	—	355,906
Luxembourg	—	5,141	—	5,141
Netherlands	—	56,614	—	56,614
Norway	—	18,002	—	18,002
Portugal	—	5,413	—	5,413
Singapore	—	7,756	—	7,756
South Africa	—	5,352	—	5,352
South Korea	—	10,483	—	10,483
Spain	—	45,224	—	45,224
Sweden	—	49,715	—	49,715
Switzerland	11,193	134,740	—	145,933
United Kingdom	3,980	306,329	—	310,309
United States	—	5,197	—	5,197

Total Common Stocks	48,115	1,583,447	—	1,631,562

Preferred Stocks
Germany	—	15,553	—	15,553
Short-Term Investment
Investment Company	37,963	—	—	37,963

Total Investments in Securities	$86,078	$1,599,000	$—	$1,685,078

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.2%
	Argentina — 0.5%
19	YPF S.A., ADR	443

	Bermuda — 0.5%
36	Wilson Sons Ltd., BDR	407

	Brazil — 48.1%
566	AMBEV S.A., ADR	3,726
91	Arezzo Industria e Comercio S.A.	793
400	Banco Bradesco S.A., ADR	4,987
99	Banco do Brasil S.A.	765
207	BB Seguridade Participacoes S.A.	2,268
444	BM&FBovespa S.A.	1,507
119	CCR S.A.	677
198	Embraer S.A.	1,752
139	Estacio Participacoes S.A.	863
102	Ez Tec Empreendimentos e Participacoes S.A.	629
150	Gerdau S.A., ADR	517
67	Iochpe-Maxion S.A.	280
503	Itau Unibanco Holding S.A. (Preference Shares), ADR	6,100
260	Kroton Educacional S.A.	1,194
67	Linx S.A.	1,185
106	Localiza Rent a Car S.A.	1,383
66	Lojas Renner S.A.	1,743
136	LPS Brasil Consultoria de Imoveis S.A.	290
28	M. Dias Branco S.A.	850
71	Multiplan Empreendimentos Imobiliarios S.A.	1,277
277	Odontoprev S.A.	1,065
86	Raia Drogasil S.A.	825
118	Souza Cruz S.A.	989
64	TOTVS S.A.	800
73	Tractebel Energia S.A.	845
71	Transmissora Alianca de Energia Eletrica S.A.	522
66	Ultrapar Participacoes S.A.	1,303
71	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,013
170	WEG S.A.	2,023

		42,171

	Chile — 1.6%
215	S.A.C.I. Falabella	1,412

	Mexico — 27.8%
481	Alfa S.A.B. de C.V., Class A (a)	881
84	America Movil S.A.B. de C.V., Class L, ADR	1,795
303	Cemex S.A.B. de C.V., ADR (a)	2,694
1,199	Compartamos S.A.B. de C.V. (a)	2,266
501	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	668
585	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,131
327	Fibra Uno Administracion S.A. de C.V.	984
31	Fomento Economico Mexicano S.A.B. de C.V., ADR (a)	2,610
105	Gruma S.A.B. de C.V., Class B	1,142
338	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)	1,549
13	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	1,699
138	Grupo Financiero Banorte S.A.B. de C.V., Class O	703
444	Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	939
300	Infraestructura Energetica Nova S.A.B. de C.V.	1,425
681	Mexichem S.A.B. de C.V. (a)	1,888
150	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,687
186	Qualitas Controladora S.A.B. de C.V. (a)	369

		24,430

	Panama — 2.7%
22	Copa Holdings S.A., Class A	2,390

	Peru — 5.3%
23	Credicorp Ltd.	3,274
45	Grana y Montero S.A., ADR	472
30	Intercorp Financial Services, Inc., Series INC	878

		4,624

	Spain — 1.3%
180	Cemex Latam Holdings S.A. (a)	1,127

	United States — 2.4%
42	First Cash Financial Services, Inc. (a)	2,093

	Total Common Stocks (Cost $81,707)	79,097

Preferred Stocks — 7.3%
	Brazil — 7.3%
172	Alpargatas S.A.	546
183	Banco do Estado do Rio Grande do Sul S.A., Class B	831
30	Cia Brasileira de Distribuicao	994

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Brazil — continued
156	Cia Energetica de Minas Gerais	692
703	Itausa - Investimentos Itau S.A.	2,393
349	Marcopolo S.A.	348
149	Suzano Papel e Celulose S.A.	605

	Total Preferred Stocks (Cost $8,915)	6,409

Short-Term Investment — 1.9%
	Investment Company — 1.9%
1,701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,701)	1,701

	Total Investments — 99.4% (Cost $92,323)	87,207
	Other Assets in Excess of Liabilities — 0.6%	510

	NET ASSETS — 100.0%	$87,717

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	23.9%
Beverages	7.3
Consumer Finance	5.0
Transportation Infrastructure	5.0
Construction Materials	4.4
Multiline Retail	3.6
Real Estate Management & Development	3.1
Machinery	3.0
Insurance	3.0
Airlines	2.7
Construction & Engineering	2.5
Diversified Consumer Services	2.4
Food Products	2.3
Software	2.3
Chemicals	2.2
Food & Staples Retailing	2.1
Wireless Telecommunication Services	2.1
Aerospace & Defense	2.0
Oil, Gas & Consumable Fuels	2.0
Real Estate Investment Trusts (REITs)	1.9
Diversified Financial Services	1.7
Gas Utilities	1.6
Road & Rail	1.6
Textiles, Apparel & Luxury Goods	1.5
Electric Utilities	1.4
Health Care Providers & Services	1.2
Commercial Services & Supplies	1.2
Tobacco	1.1
Industrial Conglomerates	1.0
Independent Power & Renewable Electricity Producers	1.0
Others (each less than 1.0%)	1.9
Short-Term Investment	2.0

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,897
Aggregate gross unrealized depreciation	(14,013)

Net unrealized appreciation/depreciation	$(5,116)

Federal income tax cost of investments	$92,323

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$87,207	$—	$—	$87,207

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 108.5% (j)
Common Stocks — 73.7%
	Consumer Discretionary — 22.3%
	Auto Components — 0.1%
79	Johnson Controls, Inc.	3,671

	Automobiles — 0.1%
190	General Motors Co.	6,198

	Hotels, Restaurants & Leisure — 7.0%
11,197	Hilton Worldwide Holdings, Inc. (a)	290,786
1,959	Marriott International, Inc., Class A	145,945
85	Royal Caribbean Cruises Ltd.	6,422

		443,153

	Household Durables — 6.9%
243	D.R. Horton, Inc.	5,958
53	Harman International Industries, Inc.	6,871
1,834	Mohawk Industries, Inc. (a)	302,683
293	PulteGroup, Inc.	6,033
176	Toll Brothers, Inc. (a)	6,093
558	Whirlpool Corp.	111,087

		438,725

	Internet & Catalog Retail — 0.1%
6	Priceline Group, Inc. (The) (a)	6,057

	Media — 7.5%
2,285	CBS Corp. (Non-Voting), Class B	125,241
32	Charter Communications, Inc., Class A (a)	4,836
106	Comcast Corp., Class A	5,633
92	DISH Network Corp., Class A (a)	6,472
1,496	Liberty Media Corp., Class A (a)	50,939
55,318	Sirius XM Holdings, Inc. (a)	196,379
37	Time Warner Cable, Inc.	5,037
76	Time Warner, Inc.	5,923
165	Twenty-First Century Fox, Inc., Class A	5,471
764	Walt Disney Co. (The)	69,493

		475,424

	Multiline Retail — 0.1%
81	Dollar Tree, Inc. (a)	5,759

	Specialty Retail — 0.3%
99	Lowe’s Cos., Inc.	6,708
52	Tiffany & Co.	4,505
89	TJX Cos., Inc. (The)	5,869

		17,082

	Textiles, Apparel & Luxury Goods — 0.2%
136	lululemon athletica, Inc., (Canada) (a)	9,009

SHARES	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — continued
34	Ralph Lauren Corp.	5,674

		14,683

	Total Consumer Discretionary	1,410,752

	Consumer Staples — 8.1%
	Beverages — 6.2%
773	Anheuser-Busch InBev N.V., (Belgium), ADR	94,360
823	Brown-Forman Corp., Class B	73,140
139	Coca-Cola Co. (The)	5,722
1,995	Constellation Brands, Inc., Class A (a)	220,348

		393,570

	Food & Staples Retailing — 0.2%
41	Costco Wholesale Corp.	5,862
68	CVS Health Corp.	6,675

		12,537

	Food Products — 1.4%
856	Hershey Co. (The)	87,492

	Household Products — 0.1%
63	Procter & Gamble Co. (The)	5,310

	Personal Products — 0.1%
79	Estee Lauder Cos., Inc. (The), Class A	5,577

	Tobacco — 0.1%
65	Philip Morris International, Inc.	5,216

	Total Consumer Staples	509,702

	Energy — 1.2%
	Energy Equipment & Services — 0.3%
102	Baker Hughes, Inc.	5,915
151	Ensco plc, (United Kingdom), Class A	4,234
111	Halliburton Co.	4,439
61	Schlumberger Ltd.	5,026

		19,614

	Oil, Gas & Consumable Fuels — 0.9%
82	Anadarko Petroleum Corp.	6,704
49	Chevron Corp.	5,024
66	Concho Resources, Inc. (a)	7,316
62	EOG Resources, Inc.	5,520
59	EQT Corp.	4,392
58	Exxon Mobil Corp.	5,070
177	Marathon Oil Corp.	4,708
66	Occidental Petroleum Corp.	5,280
78	Phillips 66	5,485

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Oil, Gas & Consumable Fuels — continued
49	Pioneer Natural Resources Co.	7,376

		56,875

	Total Energy	76,489

	Financials — 1.4%
	Banks — 0.3%
317	Bank of America Corp.	4,802
148	BB&T Corp.	5,223
104	Citigroup, Inc.	4,883
105	Wells Fargo & Co.	5,452

		20,360

	Capital Markets — 0.3%
190	Charles Schwab Corp. (The)	4,936
138	Invesco Ltd.	5,069
160	Morgan Stanley	5,409
74	State Street Corp.	5,292

		20,706

	Diversified Financial Services — 0.1%
25	Intercontinental Exchange, Inc.	5,143

	Insurance — 0.5%
51	ACE Ltd., (Switzerland)	5,506
105	American International Group, Inc.	5,131
141	Hartford Financial Services Group, Inc. (The)	5,485
102	MetLife, Inc.	4,743
63	Prudential Financial, Inc.	4,781
136	Willis Group Holdings plc, (United Kingdom)	5,889

		31,535

	Real Estate Investment Trusts (REITs) — 0.2%
142	Prologis, Inc.	6,410
32	Simon Property Group, Inc.	6,357

		12,767

	Total Financials	90,511

	Health Care — 2.0%
	Biotechnology — 0.4%
29	Alexion Pharmaceuticals, Inc. (a)	5,314
15	Biogen Idec, Inc. (a)	5,837
58	Celgene Corp. (a)	6,911
53	Gilead Sciences, Inc. (a)	5,556
53	Vertex Pharmaceuticals, Inc. (a)	5,838

		29,456

	Health Care Equipment & Supplies — 1.0%
131	Abbott Laboratories	5,863
3,607	Boston Scientific Corp. (a)	53,420

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — continued
43	Medtronic plc, (Ireland)	3,050

		62,333

	Health Care Providers & Services — 0.3%
43	Humana, Inc.	6,297
31	McKesson Corp.	6,592
62	UnitedHealth Group, Inc.	6,587

		19,476

	Pharmaceuticals — 0.3%
99	Bristol-Myers Squibb Co.	5,967
53	Johnson & Johnson	5,307
99	Merck & Co., Inc.	5,968

		17,242

	Total Health Care	128,507

	Industrials — 17.9%
	Aerospace & Defense — 3.7%
2,262	Honeywell International, Inc.	221,133
50	L-3 Communications Holdings, Inc.	6,156
50	United Technologies Corp.	5,739

		233,028

	Airlines — 0.1%
109	United Continental Holdings, Inc. (a)	7,561

	Building Products — 0.2%
133	Fortune Brands Home & Security, Inc.	5,957
247	Masco Corp.	6,136

		12,093

	Commercial Services & Supplies — 6.4%
1,530	ADT Corp. (The)	52,632
1,604	Republic Services, Inc.	63,647
5,655	Waste Management, Inc.	290,836

		407,115

	Construction & Engineering — 0.1%
90	Fluor Corp.	4,823

	Electrical Equipment — 0.1%
101	Eaton Corp. plc	6,372

	Industrial Conglomerates — 0.1%
39	3M Co.	6,330

	Machinery — 0.2%
88	PACCAR, Inc.	5,290
63	SPX Corp.	5,265

		10,555

	Professional Services — 1.8%
2,008	Robert Half International, Inc.	116,585

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Road & Rail — 2.1%
344	Canadian Pacific Railway Ltd., (Canada)	60,086
160	CSX Corp.	5,328
574	Union Pacific Corp.	67,279

		132,693

	Trading Companies & Distributors — 3.1%
2,377	United Rentals, Inc. (a)	196,934

	Total Industrials	1,134,089

	Information Technology — 18.4%
	Communications Equipment — 0.1%
79	QUALCOMM, Inc.	4,934

	Internet Software & Services — 4.3%
75	Facebook, Inc., Class A (a)	5,693
495	Google, Inc., Class A (a)	266,087

		271,780

	IT Services — 13.3%
70	Accenture plc, (Ireland), Class A	5,882
773	Alliance Data Systems Corp. (a)	223,266
115	Cognizant Technology Solutions Corp., Class A (a)	6,225
98	Fidelity National Information Services, Inc.	6,118
4,960	Fiserv, Inc. (a)	359,749
734	MasterCard, Inc., Class A	60,210
2,709	Paychex, Inc.	122,609
236	Visa, Inc., Class A	60,159

		844,218

	Semiconductors & Semiconductor Equipment — 0.3%
135	Broadcom Corp., Class A	5,729
306	Freescale Semiconductor Ltd. (a)	9,819
70	Lam Research Corp.	5,351

		20,899

	Software — 0.3%
81	Adobe Systems, Inc. (a)	5,681
88	Citrix Systems, Inc. (a)	5,215
116	Microsoft Corp.	4,686

		15,582

	Technology Hardware, Storage & Peripherals — 0.1%
50	Apple, Inc.	5,858

	Total Information Technology	1,163,271

	Materials — 1.6%
	Chemicals — 0.4%
151	Axiall Corp.	6,682
115	Dow Chemical Co. (The)	5,194
85	E.I. du Pont de Nemours & Co.	6,053

SHARES	SECURITY DESCRIPTION	VALUE($)
	Chemicals — continued
131	Mosaic Co. (The)	6,378

		24,307

	Containers & Packaging — 1.1%
119	Crown Holdings, Inc. (a)	5,273
1,701	Sealed Air Corp.	68,890

		74,163

	Metals & Mining — 0.1%
355	Alcoa, Inc.	5,556

	Total Materials	104,026

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
112	Verizon Communications, Inc.	5,120

	Utilities — 0.7%
	Electric Utilities — 0.4%
92	Edison International	6,270
160	Exelon Corp.	5,766
57	NextEra Energy, Inc.	6,227
160	PPL Corp.	5,680

		23,943

	Multi-Utilities — 0.3%
239	CenterPoint Energy, Inc.	5,519
81	Dominion Resources, Inc.	6,228
143	NiSource, Inc.	6,186

		17,933

	Total Utilities	41,876

	Total Common Stocks (Cost $4,496,962)	4,664,343

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.4%
29	Boston Scientific Corp., Expiring 02/20/15 at 13.00 USD, European Style (a)	5,582
17	Sealed Air Corp., Expiring 04/17/15 at 36.00 USD, European Style (a)	8,755
232	Weatherford International plc, Expiring 02/20/15 at 23.00 USD, European Style (a)	232
3	Whirlpool Corp., Expiring 03/20/15 at 165.00 USD, European Style (a)	10,688

	Total Options Purchased (Cost $16,369)	25,257

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 34.4%
	Investment Company — 34.4%
2,175,874	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $2,175,874)	2,175,874

	Total Investments — 108.5% (Cost $6,689,205)	6,865,474
	Liabilities in Excess of Other Assets — (8.5)%	(536,335)

	NET ASSETS — 100.0%	$6,329,139

Short Positions — 23.7%
Common Stocks — 21.7%
	Consumer Discretionary — 5.7%
	Auto Components — 0.1%
130	BorgWarner, Inc.	7,021

	Automobiles — 0.1%
576	Ford Motor Co.	8,473

	Hotels, Restaurants & Leisure — 0.6%
90	McDonald’s Corp.	8,320
303	Starbucks Corp.	26,521

		34,841

	Household Durables — 0.1%
198	Lennar Corp., Class A	8,892

	Media — 1.1%
128	AMC Networks, Inc., Class A (a)	8,538
112	Omnicom Group, Inc.	8,154
649	Scripps Networks Interactive, Inc., Class A	46,137
100	Viacom, Inc., Class B	6,442

		69,271

	Multiline Retail — 0.3%
146	Kohl’s Corp.	8,719
135	Target Corp.	9,937

		18,656

	Specialty Retail — 0.8%
63	Advance Auto Parts, Inc.	10,017
126	Bed Bath & Beyond, Inc. (a)	9,421
1,547	Guess?, Inc.	29,053

		48,491

	Textiles, Apparel & Luxury Goods — 2.6%
1,261	Coach, Inc.	46,897
992	PVH Corp.	109,378

SHARES	SECURITY DESCRIPTION	VALUE($)
	Textiles, Apparel & Luxury Goods — continued
119	Under Armour, Inc., Class A (a)	8,577

		164,852

	Total Consumer Discretionary	360,497

	Consumer Staples — 3.7%
	Beverages — 0.1%
27	Boston Beer Co., Inc. (The), Class A (a)	8,492

	Food & Staples Retailing — 0.3%
112	Wal-Mart Stores, Inc.	9,518
177	Whole Foods Market, Inc.	9,221

		18,739

	Food Products — 2.1%
1,048	ConAgra Foods, Inc.	37,131
792	General Mills, Inc.	41,564
447	Kellogg Co.	29,314
79	Mead Johnson Nutrition Co.	7,781
441	Mondelez International, Inc., Class A	15,541

		131,331

	Household Products — 1.2%
123	Church & Dwight Co., Inc.	9,953
619	Kimberly-Clark Corp.	66,827

		76,780

	Total Consumer Staples	235,342

	Energy — 0.7%
	Energy Equipment & Services — 0.1%
134	National Oilwell Varco, Inc.	7,294

	Oil, Gas & Consumable Fuels — 0.6%
112	ConocoPhillips	7,054
168	Enbridge, Inc., (Canada)	8,136
140	ONEOK, Inc.	6,164
212	Spectra Energy Corp.	7,089
181	Williams Cos., Inc. (The)	7,939

		36,382

	Total Energy	43,676

	Financials — 3.4%
	Banks — 0.6%
467	Associated Banc-Corp.	7,850
332	BancorpSouth, Inc.	6,590
127	Citizens Financial Group, Inc.	3,035
348	Synovus Financial Corp.	8,968
195	U.S. Bancorp	8,173

		34,616

	Capital Markets — 0.4%
151	Franklin Resources, Inc.	7,781
122	Northern Trust Corp.	7,976

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Capital Markets — continued
109	T. Rowe Price Group, Inc.	8,581

		24,338

	Consumer Finance — 0.2%
96	American Express Co.	7,746
99	Capital One Financial Corp.	7,248

		14,994

	Insurance — 1.1%
134	Allstate Corp. (The)	9,352
85	Chubb Corp. (The)	8,322
68	PartnerRe Ltd., (Bermuda)	7,779
169	Principal Financial Group, Inc.	7,931
337	Progressive Corp. (The)	8,745
148	Torchmark Corp.	7,411
77	Travelers Cos., Inc. (The)	7,917
167	W.R. Berkley Corp.	8,181

		65,638

	Real Estate Investment Trusts (REITs) — 1.0%
65	Federal Realty Investment Trust	9,345
117	Health Care REIT, Inc.	9,588
131	Home Properties, Inc.	9,235
69	SL Green Realty Corp.	8,694
273	UDR, Inc.	9,080
123	Ventas, Inc.	9,817
285	Washington Real Estate Investment Trust	8,182

		63,941

	Thrifts & Mortgage Finance — 0.1%
571	People’s United Financial, Inc.	8,034

	Total Financials	211,561

	Health Care — 1.3%
	Biotechnology — 0.1%
60	Amgen, Inc.	9,136

	Health Care Equipment & Supplies — 0.4%
115	Baxter International, Inc.	8,086
58	C.R. Bard, Inc.	9,920
76	Zimmer Holdings, Inc.	8,519

		26,525

	Health Care Providers & Services — 0.3%
72	Anthem, Inc.	9,717
115	Cardinal Health, Inc.	9,567

		19,284

	Health Care Technology — 0.1%
72	Medidata Solutions, Inc. (a)	3,095

	Pharmaceuticals — 0.4%
143	AbbVie, Inc.	8,630

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — continued
130	Eli Lilly & Co.	9,360
267	Pfizer, Inc.	8,344

		26,334

	Total Health Care	84,374

	Industrials — 2.8%
	Aerospace & Defense — 1.8%
53	Lockheed Martin Corp.	9,984
87	Raytheon Co.	8,704
2,226	Textron, Inc.	94,738

		113,426

	Air Freight & Logistics — 0.1%
84	United Parcel Service, Inc., Class B	8,303

	Airlines — 0.2%
269	Southwest Airlines Co.	12,153

	Electrical Equipment — 0.2%
77	Rockwell Automation, Inc.	8,387

	Industrial Conglomerates — 0.1%
303	General Electric Co.	7,239

	Machinery — 0.3%
83	Caterpillar, Inc.	6,638
111	Flowserve Corp.	6,048
88	Illinois Tool Works, Inc.	8,192

		20,878

	Trading Companies & Distributors — 0.1%
177	Fastenal Co.	7,859

	Total Industrials	178,245

	Information Technology — 1.9%
	Communications Equipment — 0.1%
301	Cisco Systems, Inc.	7,936

	IT Services — 0.5%
111	Global Payments, Inc.	9,691
243	Total System Services, Inc.	8,595
386	Vantiv, Inc., Class A (a)	13,275

		31,561

	Semiconductors & Semiconductor Equipment — 0.6%
2,504	Advanced Micro Devices, Inc. (a)	6,435
236	Altera Corp.	7,770
241	Intel Corp.	7,963
175	Linear Technology Corp.	7,865
298	Maxim Integrated Products, Inc.	9,861

		39,894

	Software — 0.4%
98	Intuit, Inc.	8,508

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Software — continued
147	Red Hat, Inc. (a)	9,377
144	salesforce.com, Inc. (a)	8,129

		26,014

	Technology Hardware, Storage & Peripherals — 0.3%
300	EMC Corp.	7,779
142	Seagate Technology plc	8,014

		15,793

	Total Information Technology	121,198

	Materials — 1.4%
	Chemicals — 0.6%
159	Cabot Corp.	6,743
102	Eastman Chemical Co.	7,231
99	LyondellBasell Industries N.V., Class A	7,830
268	OM Group, Inc.	7,504
62	Praxair, Inc.	7,477

		36,785

	Containers & Packaging — 0.4%
132	Ball Corp.	8,359
189	Bemis Co., Inc.	8,373
186	MeadWestvaco Corp.	9,352

		26,084

	Metals & Mining — 0.4%
101	Compass Minerals International, Inc.	8,827
357	Freeport-McMoRan, Inc.	6,001
1,354	Vale S.A., (Brazil), ADR	9,519

		24,347

	Total Materials	87,216

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
236	AT&T, Inc.	7,769

	Utilities — 0.7%
	Electric Utilities — 0.2%
179	Northeast Utilities	9,949

	Gas Utilities — 0.1%
115	National Fuel Gas Co.	7,294

	Multi-Utilities — 0.4%
209	Ameren Corp.	9,464
142	Consolidated Edison, Inc.	9,838
142	SCANA Corp.	9,055

		28,357

	Total Utilities	45,600

	Total Common Stocks (Cost $1,396,708)	1,375,478

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.0%
	U.S. Equity — 2.0%
624	SPDR S&P 500 ETF Trust (Cost $124,368)	124,469

	Total Securities Sold Short (Proceeds $1,521,076)	$1,499,947

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2015.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,343
Aggregate gross unrealized depreciation	(48,074)

Net unrealized appreciation/depreciation	$176,269

Federal income tax cost of investments	$6,689,205

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,865,474	$—	$—	$6,865,474

Total Liabilities for Securities Sold Short (a)	$(1,499,947)	$—	$—	$(1,499,947)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 107.7% (j)
Common Stocks — 107.7%
		Consumer Discretionary — 18.8%
		Auto Components — 0.3%
5		Delphi Automotive plc, (United Kingdom)	316

		Automobiles — 0.5%
19		General Motors Co.	607

		Hotels, Restaurants & Leisure — 2.9%
29		Carnival Corp.	1,269
22		Royal Caribbean Cruises Ltd.	1,671
8		Starbucks Corp.	701

			3,641

		Household Durables — 1.9%
5		D.R. Horton, Inc.	121
11		Harman International Industries, Inc.	1,399
42		PulteGroup, Inc.	857

			2,377

		Internet & Catalog Retail — 0.5%
5		Expedia, Inc.	424
—	(h)	Priceline Group, Inc. (The) (a)	151

			575

		Media — 6.1%
8		CBS Corp. (Non-Voting), Class B	440
2		Charter Communications, Inc., Class A (a)	326
7		Comcast Corp., Class A	345
13		DISH Network Corp., Class A (a)	926
2		Time Warner Cable, Inc.	222
42		Time Warner, Inc.	3,300
32		Twenty-First Century Fox, Inc., Class B	1,034
11		Walt Disney Co. (The)	1,043

			7,636

		Multiline Retail — 1.1%
11		Dollar General Corp. (a)	745
10		Dollar Tree, Inc. (a)	676

			1,421

		Specialty Retail — 5.2%
1		AutoZone, Inc. (a)	675
17		Best Buy Co., Inc.	593
8		Home Depot, Inc. (The)	851
42		Lowe’s Cos., Inc.	2,818
23		TJX Cos., Inc. (The)	1,529

			6,466

SHARES	SECURITY DESCRIPTION	VALUE($)
	Textiles, Apparel & Luxury Goods — 0.3%
3	Ralph Lauren Corp.	437

	Total Consumer Discretionary	23,476

	Consumer Staples — 6.3%
	Beverages — 3.8%
23	Constellation Brands, Inc., Class A (a)	2,493
20	Dr. Pepper Snapple Group, Inc.	1,566
6	Molson Coors Brewing Co., Class B	448
3	PepsiCo, Inc.	270

		4,777

	Food & Staples Retailing — 0.8%
6	Costco Wholesale Corp.	811
3	Kroger Co. (The)	191

		1,002

	Food Products — 1.3%
6	Archer-Daniels-Midland Co.	287
2	Hershey Co. (The)	204
5	Kellogg Co.	307
22	Mondelez International, Inc., Class A	780

		1,578

	Personal Products — 0.4%
8	Estee Lauder Cos., Inc. (The), Class A	540

	Total Consumer Staples	7,897

	Energy — 3.6%
	Energy Equipment & Services — 1.4%
11	Baker Hughes, Inc.	653
8	Halliburton Co.	332
7	Schlumberger Ltd.	574
18	Weatherford International plc, (Switzerland) (a)	183

		1,742

	Oil, Gas & Consumable Fuels — 2.2%
8	Anadarko Petroleum Corp.	640
3	California Resources Corp. (a)	15
4	EOG Resources, Inc.	385
3	EQT Corp.	208
7	Occidental Petroleum Corp.	562
3	Pioneer Natural Resources Co.	514
10	TransCanada Corp., (Canada)	447

		2,771

	Total Energy	4,513

	Financials — 20.6%
	Banks — 3.2%
78	Bank of America Corp.	1,186
7	BB&T Corp.	235

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Banks — continued
14	Citigroup, Inc.	654
4	East West Bancorp, Inc.	161
38	KeyCorp	487
1	SVB Financial Group (a)	158
22	Wells Fargo & Co.	1,118

		3,999

	Capital Markets — 4.5%
14	Bank of New York Mellon Corp. (The)	507
17	Charles Schwab Corp. (The)	454
2	Goldman Sachs Group, Inc. (The)	376
32	Invesco Ltd.	1,188
11	Legg Mason, Inc.	627
55	Morgan Stanley	1,862
8	State Street Corp.	547

		5,561

	Consumer Finance — 0.6%
13	Ally Financial, Inc. (a)	251
5	Capital One Financial Corp.	356
10	Santander Consumer USA Holdings, Inc.	176

		783

	Diversified Financial Services — 0.3%
11	Voya Financial, Inc.	426

	Insurance — 6.7%
29	ACE Ltd., (Switzerland)	3,115
30	American International Group, Inc.	1,464
4	Everest Re Group Ltd., (Bermuda)	627
16	Lincoln National Corp.	792
30	MetLife, Inc.	1,395
28	XL Group plc, (Ireland)	974

		8,367

	Real Estate Investment Trusts (REITs) — 5.3%
7	AvalonBay Communities, Inc.	1,176
5	Boston Properties, Inc.	706
20	Brixmor Property Group, Inc.	545
4	Corporate Office Properties Trust	115
31	DiamondRock Hospitality Co.	452
17	Equity One, Inc.	476
8	General Growth Properties, Inc.	250
13	Liberty Property Trust	523
8	Mid-America Apartment Communities, Inc.	627
17	Parkway Properties, Inc.	305
14	Prologis, Inc.	644
6	Regency Centers Corp.	393

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
26	Sunstone Hotel Investors, Inc.	447

		6,659

	Total Financials	25,795

	Health Care — 11.4%
	Biotechnology — 3.8%
6	Alexion Pharmaceuticals, Inc. (a)	1,074
7	Biogen Idec, Inc. (a)	2,803
7	Celgene Corp. (a)	840

		4,717

	Health Care Equipment & Supplies — 1.5%
127	Boston Scientific Corp. (a)	1,877
1	Halyard Health, Inc. (a)	37

		1,914

	Health Care Providers & Services — 4.1%
8	Aetna, Inc.	766
6	Cigna Corp.	628
10	Humana, Inc.	1,516
7	McKesson Corp.	1,386
7	UnitedHealth Group, Inc.	785

		5,081

	Health Care Technology — 0.1%
2	Cerner Corp. (a)	128

	Pharmaceuticals — 1.9%
15	Bristol-Myers Squibb Co.	876
15	Johnson & Johnson	1,463

		2,339

	Total Health Care	14,179

	Industrials — 15.7%
	Aerospace & Defense — 4.0%
22	Honeywell International, Inc.	2,116
1	Precision Castparts Corp.	162
23	United Technologies Corp.	2,674

		4,952

	Airlines — 2.1%
27	Delta Air Lines, Inc.	1,281
19	United Continental Holdings, Inc. (a)	1,332

		2,613

	Construction & Engineering — 1.3%
31	Fluor Corp.	1,684

	Electrical Equipment — 1.2%
20	Eaton Corp. plc	1,274

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Electrical Equipment — continued
3	Emerson Electric Co.	187

		1,461

	Machinery — 2.5%
8	Cummins, Inc.	1,166
5	Ingersoll-Rand plc	350
8	PACCAR, Inc.	510
4	Parker-Hannifin Corp.	424
8	SPX Corp.	681

		3,131

	Road & Rail — 4.6%
9	Canadian Pacific Railway Ltd., (Canada)	1,603
21	CSX Corp.	697
30	Union Pacific Corp.	3,520

		5,820

	Total Industrials	19,661

	Information Technology — 19.8%
	Communications Equipment — 0.9%
18	QUALCOMM, Inc.	1,104

	Internet Software & Services — 4.4%
26	Facebook, Inc., Class A (a)	1,960
3	Google, Inc., Class A (a)	1,360
4	Google, Inc., Class C (a)	2,176

		5,496

	IT Services — 3.8%
21	Accenture plc, (Ireland), Class A	1,731
4	Alliance Data Systems Corp. (a)	1,080
28	Cognizant Technology Solutions Corp., Class A (a)	1,516
8	Fidelity National Information Services, Inc.	471

		4,798

	Semiconductors & Semiconductor Equipment — 7.5%
22	Applied Materials, Inc.	506
26	Avago Technologies Ltd., (Singapore)	2,706
42	Broadcom Corp., Class A	1,791
17	Freescale Semiconductor Ltd. (a)	542
23	KLA-Tencor Corp.	1,434
25	Lam Research Corp.	1,892
5	Microchip Technology, Inc.	233
6	Xilinx, Inc.	232

		9,336

	Software — 3.0%
25	Adobe Systems, Inc. (a)	1,778
29	Microsoft Corp.	1,165

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — continued
5	VMware, Inc., Class A (a)	367
5	Workday, Inc., Class A (a)	378

		3,688

	Technology Hardware, Storage & Peripherals — 0.2%
2	Apple, Inc.	190
1	Western Digital Corp.	121

		311

	Total Information Technology	24,733

	Materials — 5.9%
	Chemicals — 3.2%
4	Albemarle Corp.	188
2	Ashland, Inc.	281
12	Axiall Corp.	533
12	Dow Chemical Co. (The)	555
18	E.I. du Pont de Nemours & Co.	1,281
25	Mosaic Co. (The)	1,225

		4,063

	Containers & Packaging — 0.8%
13	Crown Holdings, Inc. (a)	567
9	Sealed Air Corp.	372

		939

	Metals & Mining — 1.9%
94	Alcoa, Inc.	1,465
44	Cliffs Natural Resources, Inc.	283
24	United States Steel Corp.	592

		2,340

	Total Materials	7,342

	Utilities — 5.6%
	Electric Utilities — 3.0%
34	Edison International	2,313
13	Exelon Corp.	452
9	NextEra Energy, Inc.	997

		3,762

	Gas Utilities — 0.3%
15	Questar Corp.	381

	Multi-Utilities — 2.3%
17	CMS Energy Corp.	629
6	NiSource, Inc.	246
33	PG&E Corp.	1,966

		2,841

	Total Utilities	6,984

	Total Common Stocks (Cost $113,848)	134,580

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
5	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $5)	5

	Total Investments — 107.7% (Cost $113,853)	134,585
	Liabilities in Excess of Other Assets — (7.7)%	(9,614)

	NET ASSETS — 100.0%	$124,971

Short Positions — 77.1%
Common Stocks — 77.1%
	Consumer Discretionary — 13.7%
	Auto Components — 1.3%
8	Autoliv, Inc., (Sweden)	883
13	BorgWarner, Inc.	716

		1,599

	Hotels, Restaurants & Leisure — 1.9%
— (h)	Chipotle Mexican Grill, Inc. (a)	120
2	Choice Hotels International, Inc.	143
28	Hilton Worldwide Holdings, Inc. (a)	727
6	Marriott International, Inc., Class A	438
8	McDonald’s Corp.	762
3	Starwood Hotels & Resorts Worldwide, Inc.	244

		2,434

	Household Durables — 0.3%
9	Jarden Corp. (a)	411

	Internet & Catalog Retail — 2.7%
4	Amazon.com, Inc. (a)	1,418
90	Groupon, Inc. (a)	641
3	Netflix, Inc. (a)	1,286

		3,345

	Leisure Products — 0.9%
10	Hasbro, Inc.	568
19	Mattel, Inc.	499

		1,067

	Media — 3.3%
17	AMC Networks, Inc., Class A (a)	1,133
11	Discovery Communications, Inc., Class A (a)	310
23	Interpublic Group of Cos., Inc. (The)	451
15	News Corp., Class A (a)	230
15	News Corp., Class B (a)	219
7	Omnicom Group, Inc.	479

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
18	Scripps Networks Interactive, Inc., Class A	1,295

		4,117

	Multiline Retail — 1.0%
5	Kohl’s Corp.	311
6	Nordstrom, Inc.	435
7	Target Corp.	526

		1,272

	Specialty Retail — 0.5%
5	Bed Bath & Beyond, Inc. (a)	398
5	Dick’s Sporting Goods, Inc.	251

		649

	Textiles, Apparel & Luxury Goods — 1.8%
19	Coach, Inc.	695
2	Michael Kors Holdings Ltd., (Hong Kong) (a)	143
8	NIKE, Inc., Class B	743
9	Under Armour, Inc., Class A (a)	654

		2,235

	Total Consumer Discretionary	17,129

	Consumer Staples — 6.6%
	Beverages — 1.1%
9	Brown-Forman Corp., Class B	829
14	Coca-Cola Co. (The)	586

		1,415

	Food & Staples Retailing — 1.7%
22	Sysco Corp.	852
2	Walgreens Boots Alliance, Inc.	181
2	Wal-Mart Stores, Inc.	194
16	Whole Foods Market, Inc.	846

		2,073

	Food Products — 2.1%
9	General Mills, Inc.	486
2	Hershey Co. (The)	216
11	Kraft Foods Group, Inc.	717
12	Mead Johnson Nutrition Co.	1,183

		2,602

	Household Products — 1.3%
11	Church & Dwight Co., Inc.	865
11	Colgate-Palmolive Co.	765

		1,630

	Tobacco — 0.4%
9	Altria Group, Inc.	462

	Total Consumer Staples	8,182

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Energy — 3.0%
	Energy Equipment & Services — 0.4%
2	FMC Technologies, Inc. (a)	78
14	Tenaris S.A., (Luxembourg), ADR	401

		479

	Oil, Gas & Consumable Fuels — 2.6%
5	ConocoPhillips	285
7	Exxon Mobil Corp.	594
18	Kinder Morgan, Inc.	741
2	Marathon Petroleum Corp.	144
39	Spectra Energy Corp.	1,320
3	Valero Energy Corp.	143

		3,227

	Total Energy	3,706

	Financials — 15.3%
	Banks — 3.0%
11	Associated Banc-Corp.	185
16	BancorpSouth, Inc.	327
11	Bank of Hawaii Corp.	610
11	Citizens Financial Group, Inc.	254
2	M&T Bank Corp.	224
5	Signature Bank (a)	550
10	Synovus Financial Corp.	266
13	U.S. Bancorp	528
10	UMB Financial Corp.	484
32	Valley National Bancorp	287

		3,715

	Capital Markets — 1.2%
1	BlackRock, Inc.	269
5	Federated Investors, Inc., Class B	170
8	Franklin Resources, Inc.	429
2	Northern Trust Corp.	132
7	T. Rowe Price Group, Inc.	532

		1,532

	Consumer Finance — 0.3%
5	American Express Co.	411

	Insurance — 5.3%
14	Allstate Corp. (The)	952
6	Aon plc, (United Kingdom)	548
11	Arthur J. Gallagher & Co.	472
9	Chubb Corp. (The)	833
3	Principal Financial Group, Inc.	139
45	Progressive Corp. (The) (a)	1,174
17	Torchmark Corp.	852

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — continued
6	Travelers Cos., Inc. (The)	592
22	W.R. Berkley Corp.	1,056

		6,618

	Real Estate Investment Trusts (REITs) — 5.1%
2	Digital Realty Trust, Inc.	139
8	Equity Residential	598
3	Federal Realty Investment Trust	434
3	Health Care REIT, Inc.	264
9	Home Properties, Inc.	600
4	Hudson Pacific Properties, Inc.	137
8	Kimco Realty Corp.	223
60	Medical Properties Trust, Inc.	915
6	Pennsylvania Real Estate Investment Trust	137
10	Realty Income Corp.	540
3	SL Green Realty Corp.	381
7	Tanger Factory Outlet Centers, Inc.	280
15	UDR, Inc.	506
11	Ventas, Inc.	873
13	Washington Real Estate Investment Trust	378

		6,405

	Thrifts & Mortgage Finance — 0.4%
33	People’s United Financial, Inc.	469

	Total Financials	19,150

	Health Care — 6.5%
	Biotechnology — 0.3%
2	Amgen, Inc.	321

	Health Care Equipment & Supplies — 1.9%
11	Baxter International, Inc.	785
1	C.R. Bard, Inc.	92
12	Medtronic plc, (Ireland)	876
7	Varian Medical Systems, Inc. (a)	646

		2,399

	Health Care Providers & Services — 1.3%
7	AmerisourceBergen Corp.	625
8	Cardinal Health, Inc.	692
11	Premier, Inc., Class A (a)	348

		1,665

	Health Care Technology — 0.4%
3	Medidata Solutions, Inc. (a)	124
21	Quality Systems, Inc.	346

		470

	Pharmaceuticals — 2.6%
21	Eli Lilly & Co.	1,547

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Pharmaceuticals — continued
44	Pfizer, Inc.	1,384
9	Zoetis, Inc.	371

		3,302

	Total Health Care	8,157

	Industrials — 12.0%
	Aerospace & Defense — 4.1%
13	Boeing Co. (The)	1,902
11	Lockheed Martin Corp.	2,164
10	Raytheon Co.	993

		5,059

	Air Freight & Logistics — 0.8%
4	C.H. Robinson Worldwide, Inc.	301
7	United Parcel Service, Inc., Class B	696

		997

	Commercial Services & Supplies — 0.3%
10	ADT Corp. (The)	341

	Electrical Equipment — 0.7%
8	Rockwell Automation, Inc.	869

	Industrial Conglomerates — 2.5%
11	3M Co.	1,725
5	Danaher Corp.	405
44	General Electric Co.	1,042

		3,172

	Machinery — 1.1%
4	Caterpillar, Inc.	286
3	Deere & Co.	287
9	Illinois Tool Works, Inc.	812

		1,385

	Road & Rail — 1.9%
9	Canadian National Railway Co., (Canada)	616
33	Heartland Express, Inc.	853
10	Knight Transportation, Inc.	279
1	Norfolk Southern Corp.	115
20	Werner Enterprises, Inc.	563

		2,426

	Trading Companies & Distributors — 0.6%
18	Fastenal Co.	778

	Total Industrials	15,027

	Information Technology — 9.7%
	Communications Equipment — 0.8%
23	Cisco Systems, Inc.	595
17	Juniper Networks, Inc.	383

		978

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet Software & Services — 0.7%
10	AOL, Inc. (a)	429
9	eBay, Inc. (a)	475

		904

	IT Services — 1.6%
9	Automatic Data Processing, Inc.	743
5	MasterCard, Inc., Class A	377
8	Paychex, Inc.	343
9	Total System Services, Inc.	318
7	Vantiv, Inc., Class A (a)	239

		2,020

	Semiconductors & Semiconductor Equipment — 6.1%
48	Altera Corp.	1,583
7	Analog Devices, Inc.	378
53	Intel Corp.	1,763
27	Linear Technology Corp.	1,202
32	Maxim Integrated Products, Inc.	1,065
85	NVIDIA Corp.	1,628

		7,619

	Software — 0.1%
2	salesforce.com, Inc. (a)	120

	Technology Hardware, Storage & Peripherals — 0.4%
9	EMC Corp.	231
5	Seagate Technology plc	305

		536

	Total Information Technology	12,177

	Materials — 5.2%
	Chemicals — 3.7%
1	Air Products & Chemicals, Inc.	176
1	Airgas, Inc.	116
9	Cabot Corp.	387
5	Celanese Corp., Series A	292
8	Eastman Chemical Co.	595
6	Ecolab, Inc.	610
6	LyondellBasell Industries N.V., Class A	445
9	OM Group, Inc.	241
15	Praxair, Inc.	1,783

		4,645

	Containers & Packaging — 0.5%
5	AptarGroup, Inc.	298
7	Bemis Co., Inc.	312

		610

	Metals & Mining — 0.9%
29	Freeport-McMoRan, Inc.	479

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Metals & Mining — continued
14	Nucor Corp.	591

		1,070

	Paper & Forest Products — 0.1%
3	International Paper Co.	173

	Total Materials	6,498

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
27	AT&T, Inc.	876

	Utilities — 4.4%
	Electric Utilities — 3.1%
13	Duke Energy Corp.	1,100
4	Entergy Corp.	355
11	Northeast Utilities	584
35	Southern Co. (The)	1,789

		3,828

	Gas Utilities — 0.1%
2	National Fuel Gas Co.	127

	Multi-Utilities — 1.0%
4	Consolidated Edison, Inc.	301
8	SCANA Corp.	481
8	Wisconsin Energy Corp.	460

		1,242

	Water Utilities — 0.2%
2	American Water Works Co., Inc.	129
6	Aqua America, Inc.	162

		291

	Total Utilities	5,488

	Total Securities Sold Short (Proceeds $90,709)	$96,390

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2015.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,615
Aggregate gross unrealized depreciation	(1,883)

Net unrealized appreciation/depreciation	$20,732

Federal income tax cost of investments	$113,853

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$134,585	$—	$—	$134,585

Total Liabilities for Securities Sold Short (a)	$(96,390)	$—	$—	$(96,390)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.8% (j)
Common Stocks — 89.7%
	Consumer Discretionary — 14.8%
	Auto Components — 0.2%
25	Delphi Automotive plc, (United Kingdom)	1,718

	Automobiles — 0.5%
97	General Motors Co.	3,164

	Hotels, Restaurants & Leisure — 2.4%
120	Carnival Corp.	5,271
109	Royal Caribbean Cruises Ltd.	8,243
41	Starbucks Corp.	3,597

		17,111

	Household Durables — 1.7%
26	D.R. Horton, Inc.	632
58	Harman International Industries, Inc.	7,454
176	PulteGroup, Inc.	3,624

		11,710

	Internet & Catalog Retail — 0.3%
19	Expedia, Inc.	1,624
1	Priceline Group, Inc. (The) (a)	631

		2,255

	Media — 4.3%
37	CBS Corp. (Non-Voting), Class B	2,034
11	Charter Communications, Inc., Class A (a)	1,617
31	Comcast Corp., Class A	1,621
47	DISH Network Corp., Class A (a)	3,306
154	Time Warner, Inc.	11,986
154	Twenty-First Century Fox, Inc., Class B	4,892
55	Walt Disney Co. (The)	5,021

		30,477

	Multiline Retail — 1.0%
53	Dollar General Corp. (a)	3,541
51	Dollar Tree, Inc. (a)	3,605

		7,146

	Specialty Retail — 4.1%
6	AutoZone, Inc. (a)	3,402
84	Best Buy Co., Inc.	2,943
32	Home Depot, Inc. (The)	3,289
182	Lowe’s Cos., Inc.	12,312
101	TJX Cos., Inc. (The)	6,680

		28,626

	Textiles, Apparel & Luxury Goods — 0.3%
11	Ralph Lauren Corp.	1,769

	Total Consumer Discretionary	103,976

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 5.6%
	Beverages — 3.4%
112	Constellation Brands, Inc., Class A (a)	12,404
101	Dr. Pepper Snapple Group, Inc.	7,784
31	Molson Coors Brewing Co., Class B	2,342
14	PepsiCo, Inc.	1,341

		23,871

	Food & Staples Retailing — 0.7%
25	Costco Wholesale Corp.	3,503
15	Kroger Co. (The)	1,043

		4,546

	Food Products — 1.1%
33	Archer-Daniels-Midland Co.	1,557
8	Hershey Co. (The)	767
22	Kellogg Co.	1,449
120	Mondelez International, Inc., Class A	4,224

		7,997

	Personal Products — 0.4%
37	Estee Lauder Cos., Inc. (The), Class A	2,605

	Total Consumer Staples	39,019

	Energy — 2.6%
	Energy Equipment & Services — 1.2%
56	Baker Hughes, Inc.	3,224
36	Halliburton Co.	1,436
34	Schlumberger Ltd.	2,793
88	Weatherford International plc, (Switzerland) (a)	906

		8,359

	Oil, Gas & Consumable Fuels — 1.4%
30	Anadarko Petroleum Corp.	2,452
5	California Resources Corp. (a)	27
10	EOG Resources, Inc.	917
14	EQT Corp.	1,064
47	Marathon Oil Corp.	1,248
13	Occidental Petroleum Corp.	1,058
9	Pioneer Natural Resources Co.	1,400
41	TransCanada Corp., (Canada)	1,824

		9,990

	Total Energy	18,349

	Financials — 16.7%
	Banks — 2.9%
367	Bank of America Corp.	5,564
29	BB&T Corp.	1,024
67	Citigroup, Inc.	3,134
23	East West Bancorp, Inc.	832

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Banks — continued
208	KeyCorp	2,700
8	SVB Financial Group (a)	898
125	Wells Fargo & Co.	6,512

		20,664

	Capital Markets — 3.6%
61	Bank of New York Mellon Corp. (The)	2,196
61	Charles Schwab Corp. (The)	1,595
10	Goldman Sachs Group, Inc. (The)	1,750
152	Invesco Ltd.	5,583
49	Legg Mason, Inc.	2,722
255	Morgan Stanley	8,621
44	State Street Corp.	3,161

		25,628

	Consumer Finance — 0.5%
59	Ally Financial, Inc. (a)	1,096
26	Capital One Financial Corp.	1,895
34	Santander Consumer USA Holdings, Inc.	600

		3,591

	Diversified Financial Services — 0.3%
51	Voya Financial, Inc.	1,986

	Insurance — 5.4%
149	ACE Ltd., (Switzerland)	16,070
135	American International Group, Inc.	6,602
12	Everest Re Group Ltd., (Bermuda)	2,039
67	Lincoln National Corp.	3,349
135	MetLife, Inc.	6,259
98	XL Group plc, (Ireland)	3,373

		37,692

	Real Estate Investment Trusts (REITs) — 4.0%
29	AvalonBay Communities, Inc.	5,056
24	Boston Properties, Inc.	3,365
98	Brixmor Property Group, Inc.	2,659
31	Corporate Office Properties Trust	918
82	DiamondRock Hospitality Co.	1,194
51	Equity One, Inc.	1,397
26	General Growth Properties, Inc.	778
42	Liberty Property Trust	1,676
35	Mid-America Apartment Communities, Inc.	2,783
87	Parkway Properties, Inc.	1,600
63	Prologis, Inc.	2,856
37	Regency Centers Corp.	2,505

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
78	Sunstone Hotel Investors, Inc.	1,322

		28,109

	Total Financials	117,670

	Health Care — 8.9%
	Biotechnology — 2.8%
27	Alexion Pharmaceuticals, Inc. (a)	4,984
30	Biogen Idec, Inc. (a)	11,519
27	Celgene Corp. (a)	3,239

		19,742

	Health Care Equipment & Supplies — 1.2%
556	Boston Scientific Corp. (a)	8,240
4	Halyard Health, Inc. (a)	162

		8,402

	Health Care Providers & Services — 3.6%
36	Aetna, Inc.	3,287
32	Cigna Corp.	3,408
46	Humana, Inc.	6,780
33	McKesson Corp.	7,081
43	UnitedHealth Group, Inc.	4,590

		25,146

	Health Care Technology — 0.1%
10	Cerner Corp. (a)	690

	Pharmaceuticals — 1.2%
59	Bristol-Myers Squibb Co.	3,568
46	Johnson & Johnson	4,647

		8,215

	Total Health Care	62,195

	Industrials — 14.5%
	Aerospace & Defense — 3.6%
112	Honeywell International, Inc.	10,910
4	Precision Castparts Corp.	840
119	United Technologies Corp.	13,642

		25,392

	Airlines — 1.7%
131	Delta Air Lines, Inc.	6,188
89	United Continental Holdings, Inc. (a)	6,146

		12,334

	Construction & Engineering — 1.2%
165	Fluor Corp.	8,816

	Electrical Equipment — 1.2%
116	Eaton Corp. plc	7,287

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Electrical Equipment — continued
15	Emerson Electric Co.	865

		8,152

	Machinery — 2.4%
44	Cummins, Inc.	6,080
33	Ingersoll-Rand plc	2,204
44	PACCAR, Inc.	2,635
20	Parker-Hannifin Corp.	2,318
40	SPX Corp.	3,343

		16,580

	Road & Rail — 4.4%
47	Canadian Pacific Railway Ltd., (Canada)	8,244
105	CSX Corp.	3,485
161	Union Pacific Corp.	18,918

		30,647

	Total Industrials	101,921

	Information Technology — 16.1%
	Communications Equipment — 0.6%
66	QUALCOMM, Inc.	4,141

	Internet Software & Services — 3.2%
137	Facebook, Inc., Class A (a)	10,362
8	Google, Inc., Class A (a)	4,461
15	Google, Inc., Class C (a)	8,018

		22,841

	IT Services — 2.7%
77	Accenture plc, (Ireland), Class A	6,471
12	Alliance Data Systems Corp. (a)	3,437
130	Cognizant Technology Solutions Corp., Class A (a)	7,037
35	Fidelity National Information Services, Inc.	2,191

		19,136

	Semiconductors & Semiconductor Equipment — 7.3%
124	Applied Materials, Inc.	2,825
139	Avago Technologies Ltd., (Singapore)	14,343
219	Broadcom Corp., Class A	9,302
89	Freescale Semiconductor Ltd. (a)	2,869
140	KLA-Tencor Corp.	8,587
144	Lam Research Corp.	10,977
29	Microchip Technology, Inc.	1,285
33	Xilinx, Inc.	1,288

		51,476

	Software — 2.1%
107	Adobe Systems, Inc. (a)	7,511
108	Microsoft Corp.	4,371

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — continued
18	VMware, Inc., Class A (a)	1,357
18	Workday, Inc., Class A (a)	1,391

		14,630

	Technology Hardware, Storage & Peripherals — 0.2%
9	Apple, Inc.	1,066

	Total Information Technology	113,290

	Materials — 5.5%
	Chemicals — 2.9%
20	Albemarle Corp.	984
13	Ashland, Inc.	1,517
60	Axiall Corp.	2,640
63	Dow Chemical Co. (The)	2,832
88	E.I. du Pont de Nemours & Co.	6,252
127	Mosaic Co. (The)	6,164

		20,389

	Containers & Packaging — 0.7%
75	Crown Holdings, Inc. (a)	3,301
41	Sealed Air Corp.	1,660

		4,961

	Metals & Mining — 1.9%
584	Alcoa, Inc.	9,144
246	Cliffs Natural Resources, Inc.	1,580
117	United States Steel Corp.	2,869

		13,593

	Total Materials	38,943

	Utilities — 5.0%
	Electric Utilities — 2.6%
141	Edison International	9,609
99	Exelon Corp.	3,564
49	NextEra Energy, Inc.	5,353

		18,526

	Gas Utilities — 0.3%
80	Questar Corp.	2,074

	Multi-Utilities — 2.1%
89	CMS Energy Corp.	3,339
30	NiSource, Inc.	1,314
171	PG&E Corp.	10,056

		14,709

	Total Utilities	35,309

	Total Common Stocks (Cost $498,808)	630,672

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 9.1%
	Investment Company — 9.0%
63,194	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l)	63,194

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
1,060	U.S. Treasury Bill, 0.055%, 05/28/15 (k) (n)	1,060

	Total Short-Term Investments (Cost $64,254)	64,254

	Total Investments — 98.8% (Cost $563,062)	694,926
	Other Assets in Excess of Liabilities — 1.2%	8,322

	NET ASSETS — 100.0%	$703,248

SHARES
Short Positions — 89.5%
Common Stocks — 89.5%
	Consumer Discretionary — 16.5%
	Auto Components — 1.4%
47	Autoliv, Inc., (Sweden)	4,932
93	BorgWarner, Inc.	5,039

		9,971

	Automobiles — 0.6%
303	Ford Motor Co.	4,459

	Hotels, Restaurants & Leisure — 2.9%
2	Chipotle Mexican Grill, Inc. (a)	1,349
45	Choice Hotels International, Inc.	2,574
227	Hilton Worldwide Holdings, Inc. (a)	5,885
40	Marriott International, Inc., Class A	2,950
66	McDonald’s Corp.	6,064
19	Starwood Hotels & Resorts Worldwide, Inc.	1,331

		20,153

	Household Durables — 0.6%
54	Jarden Corp. (a)	2,612
10	Mohawk Industries, Inc. (a)	1,568

		4,180

	Internet & Catalog Retail — 2.9%
24	Amazon.com, Inc. (a)	8,544
509	Groupon, Inc. (a)	3,641
18	Netflix, Inc. (a)	7,864

		20,049

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 1.3%
78	Hasbro, Inc.	4,289
177	Mattel, Inc.	4,756

		9,045

	Media — 3.6%
96	AMC Networks, Inc., Class A (a)	6,410
69	Discovery Communications, Inc., Class A (a)	2,000
147	Interpublic Group of Cos., Inc. (The)	2,938
86	News Corp., Class A (a)	1,273
156	News Corp., Class B (a)	2,258
38	Omnicom Group, Inc.	2,737
105	Scripps Networks Interactive, Inc., Class A	7,493

		25,109

	Multiline Retail — 1.1%
23	Kohl’s Corp.	1,368
49	Nordstrom, Inc.	3,726
39	Target Corp.	2,882

		7,976

	Specialty Retail — 0.8%
45	Bed Bath & Beyond, Inc. (a)	3,342
47	Dick’s Sporting Goods, Inc.	2,417

		5,759

	Textiles, Apparel & Luxury Goods — 1.3%
93	Coach, Inc.	3,459
23	NIKE, Inc., Class B	2,159
48	Under Armour, Inc., Class A (a)	3,481

		9,099

	Total Consumer Discretionary	115,800

	Consumer Staples — 7.6%
	Beverages — 1.4%
58	Brown-Forman Corp., Class B	5,177
105	Coca-Cola Co. (The)	4,331

		9,508

	Food & Staples Retailing — 2.5%
140	Sysco Corp.	5,476
32	Walgreens Boots Alliance, Inc.	2,360
49	Wal-Mart Stores, Inc.	4,139
102	Whole Foods Market, Inc.	5,298

		17,273

	Food Products — 2.0%
51	General Mills, Inc.	2,661
9	Hershey Co. (The)	935
63	Kraft Foods Group, Inc.	4,084
68	Mead Johnson Nutrition Co.	6,687

		14,367

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Household Products — 1.4%
78	Church & Dwight Co., Inc.	6,304
57	Colgate-Palmolive Co.	3,828

		10,132

	Tobacco — 0.3%
44	Altria Group, Inc.	2,315

	Total Consumer Staples	53,595

	Energy — 3.8%
	Energy Equipment & Services — 0.6%
23	Cameron International Corp. (a)	1,017
21	FMC Technologies, Inc. (a)	783
87	Tenaris S.A., (Luxembourg), ADR	2,455

		4,255

	Oil, Gas & Consumable Fuels — 3.2%
32	ConocoPhillips	1,984
87	Exxon Mobil Corp.	7,641
98	Kinder Morgan, Inc.	4,039
13	Marathon Petroleum Corp.	1,194
24	Murphy Oil Corp.	1,078
178	Spectra Energy Corp.	5,946
15	Valero Energy Corp.	788

		22,670

	Total Energy	26,925

	Financials — 16.6%
	Banks — 4.0%
116	Associated Banc-Corp.	1,953
97	BancorpSouth, Inc.	1,921
74	Bank of Hawaii Corp.	4,150
49	Citizens Financial Group, Inc.	1,164
143	First Horizon National Corp.	1,852
18	M&T Bank Corp.	2,032
23	Signature Bank (a)	2,692
117	Synovus Financial Corp.	3,020
73	U.S. Bancorp	3,067
67	UMB Financial Corp.	3,229
362	Valley National Bancorp	3,290

		28,370

	Capital Markets — 2.0%
5	BlackRock, Inc.	1,737
112	Federated Investors, Inc., Class B	3,540
65	Franklin Resources, Inc.	3,365
32	Northern Trust Corp.	2,112
44	T. Rowe Price Group, Inc.	3,453

		14,207

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Finance — 0.4%
32	American Express Co.	2,565

	Insurance — 5.6%
82	Allstate Corp. (The)	5,695
39	Aon plc, (United Kingdom)	3,485
59	Arthur J. Gallagher & Co.	2,599
55	Chubb Corp. (The)	5,355
18	Principal Financial Group, Inc.	826
266	Progressive Corp. (The)	6,897
97	Torchmark Corp.	4,869
32	Travelers Cos., Inc. (The)	3,301
127	W.R. Berkley Corp.	6,212

		39,239

	Real Estate Investment Trusts (REITs) — 4.1%
11	Digital Realty Trust, Inc.	798
23	Equity Residential	1,818
14	Federal Realty Investment Trust	1,988
18	Health Care REIT, Inc.	1,495
35	Home Properties, Inc.	2,472
26	Hudson Pacific Properties, Inc.	844
54	Kimco Realty Corp.	1,493
223	Medical Properties Trust, Inc.	3,424
33	Pennsylvania Real Estate Investment Trust	789
41	Realty Income Corp.	2,204
13	SL Green Realty Corp.	1,646
38	Tanger Factory Outlet Centers, Inc.	1,497
56	UDR, Inc.	1,877
60	Ventas, Inc.	4,776
51	Washington Real Estate Investment Trust	1,461

		28,582

	Thrifts & Mortgage Finance — 0.5%
255	People’s United Financial, Inc.	3,586

	Total Financials	116,549

	Health Care — 8.6%
	Biotechnology — 0.3%
17	Amgen, Inc.	2,558

	Health Care Equipment & Supplies — 1.9%
76	Baxter International, Inc.	5,329
5	C.R. Bard, Inc.	829
49	Medtronic plc, (Ireland)	3,463
43	Varian Medical Systems, Inc. (a)	3,962

		13,583

	Health Care Providers & Services — 2.1%
48	AmerisourceBergen Corp.	4,553

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Health Care Providers & Services — continued
69	Cardinal Health, Inc.	5,748
13	DaVita HealthCare Partners, Inc. (a)	953
18	Express Scripts Holding Co. (a)	1,433
59	Premier, Inc., Class A (a)	1,905

		14,592

	Health Care Technology — 0.5%
31	Medidata Solutions, Inc. (a)	1,346
120	Quality Systems, Inc.	1,956

		3,302

	Pharmaceuticals — 3.8%
133	Eli Lilly & Co.	9,556
83	Merck & Co., Inc.	5,015
315	Pfizer, Inc.	9,841
51	Zoetis, Inc.	2,171

		26,583

	Total Health Care	60,618

	Industrials — 13.4%
	Aerospace & Defense — 4.4%
79	Boeing Co. (The)	11,412
67	Lockheed Martin Corp.	12,640
66	Raytheon Co.	6,588

		30,640

	Air Freight & Logistics — 1.1%
23	C.H. Robinson Worldwide, Inc.	1,666
61	United Parcel Service, Inc., Class B	5,990

		7,656

	Commercial Services & Supplies — 0.3%
56	ADT Corp. (The)	1,909

	Electrical Equipment — 0.8%
51	Rockwell Automation, Inc.	5,588

	Industrial Conglomerates — 2.6%
62	3M Co.	10,062
32	Danaher Corp.	2,636
250	General Electric Co.	5,980

		18,678

	Machinery — 0.9%
16	Caterpillar, Inc.	1,256
18	Deere & Co.	1,550
35	Illinois Tool Works, Inc.	3,299

		6,105

	Road & Rail — 2.5%
61	Canadian National Railway Co., (Canada)	4,031
252	Heartland Express, Inc.	6,468

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — continued
61	Knight Transportation, Inc.	1,728
12	Norfolk Southern Corp.	1,244
138	Werner Enterprises, Inc.	3,930

		17,401

	Trading Companies & Distributors — 0.8%
107	Fastenal Co.	4,755
22	GATX Corp.	1,268

		6,023

	Total Industrials	94,000

	Information Technology — 12.6%
	Communications Equipment — 1.1%
164	Cisco Systems, Inc.	4,329
159	Juniper Networks, Inc.	3,621

		7,950

	Internet Software & Services — 0.8%
65	AOL, Inc. (a)	2,802
49	eBay, Inc. (a)	2,592

		5,394

	IT Services — 2.3%
74	Automatic Data Processing, Inc.	6,099
26	MasterCard, Inc., Class A	2,092
83	Paychex, Inc.	3,738
58	Total System Services, Inc.	2,066
60	Vantiv, Inc., Class A (a)	2,053

		16,048

	Semiconductors & Semiconductor Equipment — 7.6%
332	Altera Corp.	10,931
39	Analog Devices, Inc.	2,053
390	Intel Corp.	12,892
206	Linear Technology Corp.	9,273
215	Maxim Integrated Products, Inc.	7,114
586	NVIDIA Corp.	11,256

		53,519

	Software — 0.3%
36	salesforce.com, Inc. (a)	2,021

	Technology Hardware, Storage & Peripherals — 0.5%
86	EMC Corp.	2,220
30	Seagate Technology plc	1,716

		3,936

	Total Information Technology	88,868

	Materials — 5.4%
	Chemicals — 4.1%
8	Air Products & Chemicals, Inc.	1,136

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Chemicals — continued
9	Airgas, Inc.	969
59	Cabot Corp.	2,519
30	Celanese Corp., Series A	1,591
50	Eastman Chemical Co.	3,537
47	Ecolab, Inc.	4,908
49	LyondellBasell Industries N.V., Class A	3,852
53	OM Group, Inc.	1,497
72	Praxair, Inc.	8,689

		28,698

	Containers & Packaging — 0.4%
21	AptarGroup, Inc.	1,319
32	Bemis Co., Inc.	1,418

		2,737

	Metals & Mining — 0.8%
159	Freeport-McMoRan, Inc.	2,664
61	Nucor Corp.	2,652

		5,316

	Paper & Forest Products — 0.1%
18	International Paper Co.	958

	Total Materials	37,709

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
211	AT&T, Inc.	6,956

SHARES	SECURITY DESCRIPTION	VALUE($)
	Utilities — 4.0%
	Electric Utilities — 2.7%
53	Duke Energy Corp.	4,636
19	Entergy Corp.	1,680
40	Northeast Utilities	2,234
198	Southern Co. (The)	10,028

		18,578

	Gas Utilities — 0.1%
15	National Fuel Gas Co.	964

	Multi-Utilities — 1.0%
37	Consolidated Edison, Inc.	2,529
38	SCANA Corp.	2,398
39	Wisconsin Energy Corp.	2,180

		7,107

	Water Utilities — 0.2%
13	American Water Works Co., Inc.	730
33	Aqua America, Inc.	898

		1,628

	Total Utilities	28,277

	Total Short Positions (Proceeds $577,542)	$629,297

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(75)	E-mini S&P 500	03/20/15	$(7,457)	$118

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,026
Aggregate gross unrealized depreciation	(7,162)

Net unrealized appreciation/depreciation	$131,864

Federal income tax cost of investments	$563,062

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$693,866	$1,060	$—	$694,926

Total Liabilities for Securities Sold Short (a)	$(629,297)	$—	$—	$(629,297)

Appreciation in Other Financial Instruments
Futures Contracts	$118	$—	$—	$118

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 15.3%
	Auto Components — 0.5%
140	Johnson Controls, Inc.	6,488

	Automobiles — 1.4%
579	General Motors Co.	18,878

	Hotels, Restaurants & Leisure — 0.9%
166	Yum! Brands, Inc.	12,023

	Household Durables — 0.2%
26	Harman International Industries, Inc.	3,338

	Internet & Catalog Retail — 0.9%
11	Amazon.com, Inc. (a)	4,059
8	Priceline Group, Inc. (The) (a)	8,029

		12,088

	Media — 6.6%
157	CBS Corp. (Non-Voting), Class B	8,597
397	Comcast Corp., Class A	21,089
132	DISH Network Corp., Class A (a)	9,261
375	Time Warner, Inc.	29,187
240	Twenty-First Century Fox, Inc., Class A	7,949
149	Walt Disney Co. (The) (m)	13,547

		89,630

	Specialty Retail — 4.1%
15	AutoZone, Inc. (a)	9,057
195	Home Depot, Inc. (The)	20,386
374	Lowe’s Cos., Inc.	25,309

		54,752

	Textiles, Apparel & Luxury Goods — 0.7%
87	lululemon athletica, Inc., (Canada) (a)	5,773
63	V.F. Corp.	4,352

		10,125

	Total Consumer Discretionary	207,322

	Consumer Staples — 7.1%
	Beverages — 1.9%
79	Constellation Brands, Inc., Class A (a)	8,737
93	Molson Coors Brewing Co., Class B	7,099
112	PepsiCo, Inc.	10,500

		26,336

	Food & Staples Retailing — 1.7%
45	Costco Wholesale Corp.	6,389
175	CVS Health Corp.	17,150

		23,539

	Food Products — 1.6%
149	Archer-Daniels-Midland Co. (m)	6,954

SHARES	SECURITY DESCRIPTION	VALUE($)
	Food Products — continued
103	General Mills, Inc.	5,386
10	Hershey Co. (The)	1,063
220	Mondelez International, Inc., Class A	7,764

		21,167

	Household Products — 1.9%
119	Colgate-Palmolive Co.	8,044
205	Procter & Gamble Co. (The)	17,256

		25,300

	Total Consumer Staples	96,342

	Energy — 6.4%
	Energy Equipment & Services — 1.6%
271	Schlumberger Ltd.	22,308

	Oil, Gas & Consumable Fuels — 4.8%
152	Anadarko Petroleum Corp.	12,389
70	Cheniere Energy, Inc. (a)	5,000
109	EOG Resources, Inc.	9,733
96	Exxon Mobil Corp.	8,359
273	Occidental Petroleum Corp.	21,855
83	Phillips 66	5,856
9	Pioneer Natural Resources Co.	1,342

		64,534

	Total Energy	86,842

	Financials — 15.2%
	Banks — 6.2%
1,539	Bank of America Corp.	23,323
345	Citigroup, Inc.	16,213
70	SVB Financial Group (a)	7,942
702	Wells Fargo & Co.	36,451

		83,929

	Capital Markets — 4.5%
25	BlackRock, Inc.	8,464
465	Charles Schwab Corp. (The)	12,069
15	Goldman Sachs Group, Inc. (The)	2,642
194	Invesco Ltd.	7,126
638	Morgan Stanley	21,557
130	State Street Corp.	9,275

		61,133

	Consumer Finance — 0.5%
89	Capital One Financial Corp.	6,531

	Diversified Financial Services — 0.7%
47	Intercontinental Exchange, Inc.	9,641

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 3.3%
158	ACE Ltd., (Switzerland)	17,086
107	Hartford Financial Services Group, Inc.
	(The)	4,178
199	Marsh & McLennan Cos., Inc.	10,706
254	MetLife, Inc.	11,831

		43,801

	Total Financials	205,035

	Health Care — 17.3%
	Biotechnology — 5.2%
60	Alexion Pharmaceuticals, Inc. (a)	10,945
50	Biogen Idec, Inc. (a)	19,484
181	Celgene Corp. (a)	21,552
58	Gilead Sciences, Inc. (a)	6,042
107	Vertex Pharmaceuticals, Inc. (a)	11,734

		69,757

	Health Care Equipment & Supplies — 0.3%
49	Stryker Corp.	4,446

	Health Care Providers & Services — 3.9%
45	Aetna, Inc.	4,129
136	Humana, Inc.	19,861
275	UnitedHealth Group, Inc.	29,222

		53,212

	Health Care Technology — 0.3%
64	Cerner Corp. (a)	4,225

	Pharmaceuticals — 7.6%
31	Actavis plc (a)	8,189
59	Allergan, Inc.	12,861
396	Bristol-Myers Squibb Co.	23,869
381	Johnson & Johnson	38,114
248	Merck & Co., Inc.	14,972
28	Perrigo Co. plc, (Ireland)	4,296

		102,301

	Total Health Care	233,941

	Industrials — 10.9%
	Aerospace & Defense — 4.1%
268	Honeywell International, Inc. (m)	26,234
258	United Technologies Corp.	29,603

		55,837

	Airlines — 1.7%
122	Delta Air Lines, Inc.	5,761
249	United Continental Holdings, Inc. (a)	17,295

		23,056

SHARES	SECURITY DESCRIPTION	VALUE($)
	Building Products — 1.1%
580	Masco Corp.	14,403

	Construction & Engineering — 0.4%
104	Fluor Corp.	5,577

	Machinery — 1.9%
261	PACCAR, Inc.	15,670
51	Pall Corp.	4,898
51	WABCO Holdings, Inc. (a)	4,843

		25,411

	Road & Rail — 1.7%
389	CSX Corp. (m)	12,957
91	Union Pacific Corp.	10,724

		23,681

	Total Industrials	147,965

	Information Technology — 21.2%
	Communications Equipment — 1.3%
375	Cisco Systems, Inc.	9,899
119	QUALCOMM, Inc.	7,423

		17,322

	Internet Software & Services — 3.5%
244	Facebook, Inc., Class A (a)	18,501
25	Google, Inc., Class A (a)	13,563
29	Google, Inc., Class C (a)	15,483

		47,547

	IT Services — 3.0%
114	Accenture plc, (Ireland), Class A	9,565
31	Alliance Data Systems Corp. (a)	8,857
107	Fidelity National Information Services, Inc.	6,705
192	MasterCard, Inc., Class A	15,782

		40,909

	Semiconductors & Semiconductor Equipment — 5.2%
337	Avago Technologies Ltd., (Singapore)	34,679
169	Broadcom Corp., Class A	7,170
82	KLA-Tencor Corp.	5,032
308	Lam Research Corp.	23,567

		70,448

	Software — 3.8%
166	Adobe Systems, Inc. (a)	11,659
630	Microsoft Corp.	25,440
328	Oracle Corp.	13,740

		50,839

	Technology Hardware, Storage & Peripherals — 4.4%
503	Apple, Inc. (m)	58,978

	Total Information Technology	286,043

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 3.1%
	Chemicals — 2.1%
211	Dow Chemical Co. (The)	9,531
75	E.I. du Pont de Nemours & Co.	5,369
51	Monsanto Co.	6,016
154	Mosaic Co. (The)	7,514

		28,430

	Construction Materials — 0.3%
38	Martin Marietta Materials, Inc.	4,085

	Metals & Mining — 0.7%
567	Alcoa, Inc. (m)	8,875

	Total Materials	41,390

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
171	Verizon Communications, Inc. (m)	7,810

	Utilities — 2.0%
	Electric Utilities — 1.1%
135	NextEra Energy, Inc.	14,700

	Multi-Utilities — 0.9%
302	NiSource, Inc.	13,048

	Total Utilities	27,748

	Total Common Stocks (Cost $847,393)	1,340,438

Short-Term Investment — 0.8%
	Investment Company — 0.8%
10,735	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $10,735)	10,735

	Total Investments — 99.9% (Cost $858,128)	1,351,173
	Other Assets in Excess of Liabilities — 0.1%	815

	NET ASSETS — 100.0%	$1,351,988

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$495,398
Aggregate gross unrealized depreciation	(2,353)

Net unrealized appreciation/depreciation	$493,045

Federal income tax cost of investments	$858,128

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,351,173	$—	$—	$1,351,173

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for the industry specific of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	Arizona — 2.7%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	179

	General Obligation — 0.3%
	City of Goodyear,
1,375	GO, AGM, 6.000%, 07/01/18	1,612
1,400	GO, AGM, 6.000%, 07/01/19	1,643
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	3,819
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, Class A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	280

		7,354

	Other Revenue — 0.2%
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,305
1,000	Series C, Rev., 5.000%, 07/01/24	1,212
1,845	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	2,043

		4,560

	Prerefunded — 0.2%
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,615
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, Class A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	740

		4,355

	Transportation — 1.9%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	19,844
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	20,301

		40,145

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,735

	Total Arizona	58,328

	Arkansas — 0.4%
	Special Tax — 0.3%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,053

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,062

	Total Arkansas	8,115

	California — 11.2%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, Class B, COP, 5.000%, 10/01/31	94

	Education — 2.0%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,260
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/32	10,231
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,995
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,510
	University of California,
5,000	Series AF, Rev., 5.000%, 05/15/27	6,147
5,285	Series O, Rev., 5.750%, 05/15/28	6,339
5,000	Series O, Rev., 5.750%, 05/15/29	5,990
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,184

		43,656

	General Obligation — 5.3%
	Carlsbad Unified School District,
2,500	GO, Zero Coupon, 05/01/16	2,489
2,000	GO, Zero Coupon, 05/01/17	1,954
1,490	GO, Zero Coupon, 05/01/19	1,389
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	2,151
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,620
1,000	GO, 5.000%, 08/01/22	1,226
1,000	GO, 5.000%, 08/01/24	1,210
1,090	Evergreen Elementary School District, Series A, GO, AGM, 6.000%, 08/01/16	1,181

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,205	Kern County High School District, GO, 5.000%, 08/01/30 (w)	2,665
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	155
	Los Angeles Community College District,
10,000	Series A, GO, 4.000%, 08/01/32 (w)	11,013
2,500	Series A, GO, 4.000%, 08/01/33 (w)	2,738
145	Series G, GO, 4.000%, 08/01/39 (w)	157
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,109
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,919
10,000	Series C, GO, 5.000%, 07/01/26	12,530
5,000	Series D, GO, 5.250%, 07/01/24	5,906
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,996
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,325
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	3,188
	State Center Community College District,
1,705	GO, 5.000%, 08/01/22	2,117
1,000	GO, 5.000%, 08/01/24	1,219
1,000	State of California, GO, 5.000%, 08/01/16	1,071
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,810
940	GO, 5.000%, 04/01/16	993
3,810	GO, 5.000%, 04/01/17	4,181
5,000	GO, 5.000%, 04/01/20	5,832
2,000	GO, 5.000%, 09/01/26	2,298
10,000	GO, 5.500%, 04/01/18	11,507
5,000	GO, 5.500%, 04/01/21	5,941
5,000	GO, 5.625%, 04/01/26	5,922
6,600	GO, 6.500%, 04/01/33	8,140

		113,952

	Hospital — 0.2%
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	2,404
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Class B, Rev., AMBAC, 5.500%, 05/15/20	1,003

		3,407

	Other Revenue — 0.6%
	City of Los Angeles, Department of Water & Power, Power System,
2,100	Series B, Rev., 5.000%, 07/01/31	2,536
1,925	Series B, Rev., 5.000%, 07/01/32	2,316
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	7,291

		12,143

	Prerefunded — 0.4%
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,803
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Class A, Rev., AGM, 5.000%, 07/01/22 (p)	429
2,315	Series A, Class A, Rev., FGIC, 5.000%, 07/01/25 (p)	3,044
	California State Public Works Board, University of California Research Project,
3,025	Series E, Rev., 5.250%, 10/01/16 (p)	3,272
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	113

		8,661

	Utility — 2.2%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,362
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,133
1,025	Series A, Rev., 5.000%, 07/01/30	1,221
25,385	Series B, Rev., 5.000%, 07/01/28	30,897
3,300	Series D, Rev., 5.000%, 07/01/32 (w)	4,004
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,864

		47,481

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — continued
	Water & Sewer — 0.5%
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,784
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,779
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,432
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	3,123

		10,118

	Total California	239,512

	Colorado — 2.5%
	Certificate of Participation/Lease — 0.4%
	Colorado Higher Education,
2,170	COP, 5.500%, 11/01/18 (p)	2,539
5,830	COP, 5.500%, 11/01/18 (p)	6,839

		9,378

	General Obligation — 1.6%
3,450	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	3,993
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
4,375	GO, 5.250%, 12/15/20	5,336
6,950	GO, 5.250%, 12/15/23	8,879
2,345	GO, 5.250%, 12/15/25	3,074
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	12,468

		33,750

	Prerefunded — 0.4%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,397
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,748

		9,145

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,428

	Total Colorado	53,701

	Connecticut — 1.5%
	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,093

	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	354
200	GO, 5.000%, 06/01/20	227
	City of Hartford,
270	GO, AGC, 5.000%, 11/15/17	302
345	GO, AGC, 5.000%, 11/15/18	396
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,124
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	6,007
8,200	Series E, GO, 5.000%, 08/15/30	9,810

		21,220

	Special Tax — 0.4%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,000	Series A, Rev., 5.000%, 09/01/30 (w)	2,441
5,000	Series A, Rev., 5.000%, 09/01/31	6,083

		8,524

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	297
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,563

		1,860

	Total Connecticut	32,697

	Delaware — 0.2%
	Education — 0.1%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,037
1,000	Series B, Rev., 5.000%, 11/01/18	1,155
1,000	Series B, Rev., 5.000%, 11/01/21	1,176

		3,368

	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,225

	Other Revenue — 0.0% (g)
500	Wilmington Parking Authority, Rev., AGM, 5.250%, 09/15/15	515

	Total Delaware	5,108

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — 1.0%
	Other Revenue — 0.4%
	District of Columbia, Income Tax,
6,000	Series A, Rev., 5.000%, 12/01/19	7,151
2,000	Series A, Rev., 5.000%, 12/01/20	2,431

		9,582

	Water & Sewer — 0.6%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	6,080
5,000	Series C, Rev., 5.000%, 10/01/29	5,952

		12,032

	Total District of Columbia	21,614

	Florida — 3.1%
	Certificate Of Participation/Lease — 0.2%
2,500	Miami-Dade County, School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/17 (p)	2,741

	General Obligation — 2.8%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	6,136
15,000	Series B, GO, 4.750%, 06/01/21	15,375
32,375	Series D, GO, 5.000%, 06/01/25	39,017

		60,528

	Utility — 0.1%
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,705

	Total Florida	65,974

	Georgia — 4.6%
	Education — 0.1%
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,240

	General Obligation — 1.8%
	State of Georgia,
3,300	Series B, GO, 5.000%, 07/01/20	3,989
1,000	Series B, GO, 5.750%, 08/01/17	1,130
14,960	Series C, GO, 5.000%, 07/01/17	16,573
14,790	Series F, GO, 5.000%, 12/01/19	17,632

		39,324

	Prerefunded — 0.3%
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	5,485

	Transportation — 1.3%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,178
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	7,829
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,124
10,000	Series A, Rev., AGM, 5.000%, 06/01/18	11,360

		28,491

	Utility — 0.3%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,320

	Water & Sewer — 0.8%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	8,018
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	6,003
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,821
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	147

		17,989

	Total Georgia	98,849

	Hawaii — 0.7%
	Transportation — 0.1%
2,575	State of Hawaii, Rev., 5.000%, 01/01/19	2,992

	Water & Sewer — 0.6%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,246
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,108
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,565

		12,919

	Total Hawaii	15,911

	Idaho — 0.4%
	Hospital — 0.4%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,363

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — 1.1%
	Education — 0.2%
3,205	Kane, Cook & DuPage Counties, School District No. 46, Elgin, Series A, 5.000%, 01/01/33 (w)	3,711

	General Obligation — 0.0% (g)
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	181
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	717

		898

	Other Revenue — 0.3%
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,199
400	Rev., 5.000%, 11/01/22	486
1,000	Rev., 5.000%, 11/01/29	1,188
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,711

		6,584

	Prerefunded — 0.0% (g)
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	662

	Special Tax — 0.2%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	174
200	Rev., 5.000%, 01/01/21	233
150	Rev., 5.000%, 01/01/22	177
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,059

		3,643

	Transportation — 0.3%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,218
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	980

		6,198

	Water & Sewer — 0.1%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., 5.250%, 01/01/30	1,241

	Total Illinois	22,937

	Indiana — 1.4%
	Education — 0.3%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,336
	South Bend Community School Corp., First Mortgage,
855	Rev., AGM, 5.000%, 01/05/16	893
1,030	Rev., AGM, 5.000%, 07/05/17	1,138

		6,367

	Other Revenue — 0.9%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,172
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	394
375	Series B, Rev., 5.000%, 01/01/23	449
	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project,
1,085	5.000%, 08/01/25 (w)	1,326
1,110	5.000%, 02/01/26 (w)	1,349
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	168
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,872
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Class F, Rev., AGM, 5.000%, 01/01/22	2,047

		19,777

	Utility — 0.2%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,870

	Total Indiana	31,014

	Iowa — 0.4%
	Other Revenue — 0.4%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,181
5,440	Rev., 5.000%, 08/01/26	6,529

	Total Iowa	7,710

	Kansas — 2.1%
	Other Revenue — 0.3%
4,800	State of Kansas, Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/18	5,520

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 1.4%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,970
9,015	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Class A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,974

		29,944

	Special Tax — 0.4%
6,105	Kansas Development Finance Authority, Commerce Impact, Rev., 5.000%, 06/01/17	6,730
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,800

		8,530

	Total Kansas	43,994

	Kentucky — 0.7%
	Other Revenue — 0.4%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,996
1,000	Rev., AGM, 5.000%, 11/01/24	1,137

		8,133

	Transportation — 0.3%
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	6,166

	Total Kentucky	14,299

	Louisiana — 0.6%
	Education — 0.2%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, 5.000%, 10/01/32 (w)	3,589

	Other Revenue — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,422

	Prerefunded — 0.3%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,142
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Class A, Rev., Zero Coupon, 02/01/20 (p)	3,071

		7,213

	Total Louisiana	12,224

	Maryland — 1.8%
	Education — 0.5%
	University System of Maryland, Tuition,
4,340	Series A, Rev., 5.000%, 04/01/17	4,763
4,560	Series A, Rev., 5.000%, 04/01/18	5,178

		9,941

	General Obligation — 0.5%
10,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	11,570

	Other Revenue — 0.0% (g)
1,000	Prince George’s County, Consolidated Public Improvement, 4.000%, 09/01/27	1,144

	Transportation — 0.8%
9,880	Maryland State Department of Transportation, Rev., 5.250%, 12/15/17	11,193
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,703

		16,896

	Total Maryland	39,551

	Massachusetts — 3.4%
	General Obligation — 0.9%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	10,720
200	Series C, GO, AGM, 5.500%, 12/01/22	259
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,498
2,500	Series C, GO, 5.000%, 07/01/23	3,078

		19,555

	Housing — 0.2%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,804
1,770	Rev., AGM, 5.000%, 04/01/17	1,924

		3,728

	Other Revenue — 2.3%
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
6,875	Series F, 5.000%, 11/01/26	8,417
13,300	Series F, 5.000%, 11/01/27	16,216
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,370
10,000	Series A, Rev., 5.250%, 07/01/27	13,209

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,891

		49,103

	Total Massachusetts	72,386

	Michigan — 1.2%
	Education — 0.2%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/21	4,792

	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,053
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,350

		3,403

	Other Revenue — 0.7%
10,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	11,871
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,690

		15,561

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,475

	Total Michigan	25,231

	Minnesota — 1.4%
	General Obligation — 0.8%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	946
5,000	State of Minnesota, GO, 5.000%, 08/01/16	5,352
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,570
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	10,011

		17,879

	Other Revenue — 0.6%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,769

	Prerefunded — 0.0% (g)
910	State of Minnesota, GO, 5.000%, 11/01/16 (p)	981

	Total Minnesota	30,629

	Mississippi — 0.7%
	Prerefunded — 0.7%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,619

	Missouri — 4.5%
	Other Revenue — 3.3%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
7,640	Series A, Rev., 5.000%, 09/01/20	8,945
6,620	Series A, Rev., 5.000%, 09/01/21	7,849
10,500	Missouri Highways & Transportation Commission, First Lien Refunding State Road, Series A, Rev., 5.000%, 05/01/26	13,792
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,553
20,915	Series A, Rev., 5.000%, 01/01/21	24,766
2,355	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	2,830

		70,735

	Prerefunded — 0.6%
	Missouri Highways & Transportation Commission, First Lien State Road,
7,000	Series A, Rev., 5.000%, 05/01/16 (p)	7,408
6,000	Series B, Rev., 5.000%, 05/01/16 (p)	6,350

		13,758

	Transportation — 0.6%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,758
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,638

		12,396

	Total Missouri	96,889

	Nebraska — 0.8%
	Education — 0.4%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	3,874
3,715	Rev., AMBAC, 5.000%, 07/15/19	3,970

		7,844

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
1,960	Omaha City Convention Center/Arena Project, GO, 5.250%, 04/01/27	2,607

	Prerefunded — 0.0% (g)
	Nebraska Public Power District,
155	Series B, 5.000%, 07/01/17 (p)	171
190	Series C, 5.000%, 01/01/16 (p)	199

		370

	Utility — 0.3%
	Nebraska Public Power District,
445	Series B, 5.000%, 01/01/18	493
250	Series B, Rev., AGM, 5.000%, 01/01/17	271
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,426

		6,190

	Total Nebraska	17,011

	Nevada — 0.5%
	Education — 0.1%
	Nevada System of Higher Education University, Unrefunded Balance,
640	Series B, Rev., AMBAC, 5.000%, 07/01/21	667
675	Series B, Rev., AMBAC, 5.000%, 07/01/22	704

		1,371

	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,080

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,315

	Total Nevada	11,766

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,213
1,035	Series E, Rev., 5.000%, 01/15/24	1,221
1,195	Series E, Rev., 5.000%, 01/15/26	1,409
1,250	Series E, Rev., 5.000%, 01/15/27	1,469

	Total New Hampshire	5,312

	New Jersey — 2.1%
	General Obligation — 0.4%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	1,021
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,815
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17	843
1,505	GO, 5.000%, 10/15/21	1,839
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,308
1,200	GO, 5.000%, 07/15/23	1,423

		8,249

	Other Revenue — 1.1%
10,000	New Jersey Economic Development Authority, School Facilities Construction, Rev., 5.000%, 06/15/29	11,352
5,000	Series NN, Rev., 5.000%, 03/01/29	5,614
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,767
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,537

		24,270

	Prerefunded — 0.3%
6,000	Garden State Preservation Trust, Open Space & Farmland Preservations, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	6,255
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	62

		6,317

	Transportation — 0.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	6,035

	Total New Jersey	44,871

	New Mexico — 0.7%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	5,163

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Class B, Rev., 5.000%, 06/01/22	1,831

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,690	Series B, Class B, Rev., 5.000%, 06/01/23	1,902
1,820	Series B, Class B, Rev., 5.000%, 06/01/25	2,042
1,965	Series B, Class B, Rev., 5.000%, 06/01/27	2,197
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,662

	Total New Mexico	9,634

		14,797

	New York — 20.1%
	Education — 1.0%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,465
	New York State Dormitory Authority, Education,
4,000	Series A, Rev., 5.000%, 03/15/23	4,643
6,500	Series C, Rev., 5.000%, 12/15/21	7,047
	New York State Dormitory Authority, School Districts, Building Finance Program,
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	696
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,466
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,979

		22,296

	General Obligation — 1.0%
	City of New York,
6,085	Series D, GO, 5.000%, 08/01/28	7,255
2,000	Series F, Sub Series F-1, GO, 5.000%, 03/01/27	2,409
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,803
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,826

		20,293

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Class D, Rev., AGM, 5.000%, 02/15/18	554

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.000%, 09/15/30	11,236

	Other Revenue — 14.0%
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,459
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
400	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	428
6,750	Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,304
4,790	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,468
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, 5.000%, 07/15/40 (w)	4,155
395	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Sub Series A-2, Rev., 5.000%, 11/01/18	410
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,452
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,637
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	11,859
5,805	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Class B, Rev., 5.500%, 04/01/19	6,859
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	9,304
	New York State Dormitory Authority,
6,735	5.000%, 03/15/27	8,383
3,000	Series A, Rev., 5.000%, 03/15/28	3,709
5,000	Series A, Rev., 5.000%, 03/15/29	6,161
14,500	Series A, Rev., 5.000%, 03/15/31 (w)	17,706
12,000	Series A, Rev., 5.000%, 03/15/34 (w)	14,456

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
10,000	Series A, Rev., 5.000%, 03/15/44 (w)	11,893
7,250	Series C, Rev., 5.000%, 03/15/31	8,694
12,500	Series C, Rev., 5.000%, 03/15/33	14,889
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Class A, Rev., 5.000%, 07/01/23	9,877
10,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	11,282
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Class C, Rev., 5.000%, 06/15/21	11,310
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,398
7,425	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,231
4,335	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Unrefunded Balance, Rev., AMBAC, 5.000%, 04/01/21	4,472
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	17,054
5,000	Series D, Rev., 5.500%, 01/01/19	5,882
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
4,500	Series A, Rev., 5.000%, 10/15/25	5,785
2,250	Series A, Rev., 5.000%, 10/15/28	2,833
7,500	Series A, Rev., 5.000%, 10/15/29	9,401
1,850	Series A, Rev., 5.000%, 10/15/31	2,297
7,500	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.000%, 06/01/21	8,220
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	30,164
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,682

		301,114

	Prerefunded — 0.5%
2,500	New York City Municipal Water Finance Authority, Second General Resolution, Series BB, Rev., 5.000%, 06/15/16 (p)	2,661
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	420
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund,
1,005	Series B, Rev., AMBAC, 5.000%, 10/01/15 (p)	1,038
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,826

		9,945

	Special Tax — 1.2%
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	4,051
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,486
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/19	1,122
	New York State Thruway Authority, State Personal Income Tax, Transportation,
10,000	Series A, Rev., 5.000%, 03/15/26	11,923
5,000	Series A, Rev., 5.250%, 03/15/19	5,879

		26,461

	Transportation — 0.6%
	Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 11/15/41	1,702
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,733
1,000	Series C, Rev., 6.500%, 11/15/28	1,208
1,250	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/31	1,502

		12,145

	Utility — 0.8%
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.000%, 12/15/28	4,961
5,000	Series TE, Rev., 5.000%, 12/15/29 (w)	6,182
4,250	Series TE, Rev., 5.000%, 12/15/41	5,072

		16,215

	Water & Sewer — 0.5%
2,500	New York City Municipal Water Finance Authority, Series CC, Rev., 5.000%, 06/15/29	2,821

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
8,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series CC, Rev., 4.000%, 06/15/45	8,501

		11,322

	Total New York	431,581

	North Carolina — 1.0%
	General Obligation — 0.6%
	Wake County, Hammond Road Detention Center, Limited Obligation,
3,905	Rev., 5.000%, 06/01/20	4,567
5,950	Rev., 5.000%, 06/01/21	6,932

		11,499

	Prerefunded — 0.2%
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/19 (p)	4,860

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,820

	Water & Sewer — 0.1%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,145
1,170	Rev., AGM, 5.000%, 11/01/26	1,339

		2,484

	Total North Carolina	21,663

	Ohio — 2.0%
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,019

	General Obligation — 0.7%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,829
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,613
1,560	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/22	1,944

		14,386

	Other Revenue — 0.2%
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23	2,113
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Class B, Rev., 5.000%, 10/01/22	2,615

		4,728

	Prerefunded — 0.0% (g)
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	637

	Transportation — 0.4%
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	8,898

	Water & Sewer — 0.6%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,276
4,650	Series A, Rev., 5.000%, 12/01/18	5,380
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	5.000%, 11/15/25	698
1,500	5.000%, 11/15/27 (w)	1,861

		12,215

	Total Ohio	43,883

	Oklahoma — 0.8%
	Education — 0.3%
5,210	Tulsa County Industrial Authority, Jenks Public School, Rev., 5.500%, 09/01/18	6,034

	Other Revenue — 0.1%
2,195	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/23	2,706

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,627
2,000	Series A, Rev., 5.000%, 01/01/24	2,391

		6,018

	Utility — 0.1%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,696

	Total Oklahoma	16,454

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.4%
	Certificate Of Participation/Lease — 0.7%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,990
3,350	Series A, COP, 5.000%, 05/01/21	3,877
6,965	Series A, COP, 5.000%, 05/01/22	8,044

		15,911

	General Obligation — 0.0% (g)
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	129

	Other Revenue — 0.2%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,834
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,402

		3,236

	Water & Sewer — 0.5%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,362
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,510

		9,872

	Total Oregon	29,148

	Pennsylvania — 2.2%
	Education — 0.2%
	Pennsylvania State University,
1,225	Series A, Rev., 5.000%, 03/01/22	1,406
2,000	Series A, Rev., 5.000%, 03/01/23	2,283

		3,689

	General Obligation — 1.1%
14,865	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 05/15/18	16,891
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,191
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	2,102

		24,184

	Hospital — 0.1%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.938%, 12/01/24	2,832

	Other Revenue — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,246

	Prerefunded — 0.4%
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	877
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,824
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/17 (p)	5,079

		8,780

	Water & Sewer — 0.3%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,708

	Total Pennsylvania	47,439

	Rhode Island — 0.1%
	Education — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	796

	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,247

	Total Rhode Island	2,043

	South Carolina — 2.2%
	Education — 0.2%
3,025	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	3,286

	General Obligation — 0.8%
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,764
4,740	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/22	5,529

		17,293

	Utility — 1.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,796
	Piedmont Municipal Power Agency,
13,185	Series A3, Class A, Rev., AGC, 5.000%, 01/01/17	14,272
7,000	Series A3, Class A, Rev., AGC, 5.000%, 01/01/18	7,836

		23,904

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,546

	Total South Carolina	47,029

	Tennessee — 0.9%
	Education — 0.5%
8,190	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,465

	General Obligation — 0.1%
1,030	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	1,263
1,000	Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.000%, 01/01/28	1,206

		2,469

	Prerefunded — 0.2%
4,050	Metropolitan Government of Nashville & Davidson County, Series B, GO, 5.000%, 08/01/16 (p)	4,334

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,277

	Total Tennessee	18,545

	Texas — 9.4%
	Certificate Of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Class B, Rev., AMBAC, 5.000%, 02/01/18	1,557

	Education — 1.0%
	Southwest Higher Education Authority, Inc., Southern Methodist University Project,
2,000	Rev., 5.000%, 10/01/20	2,364
3,000	Rev., 5.000%, 10/01/21	3,536
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,552
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,056
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,452
2,500	Series A, Rev., 5.000%, 04/15/22	2,904
	University of Texas, Financing System,
2,500	Series B, Rev., 5.250%, 08/15/17	2,798
500	Series C, Rev., 5.000%, 08/15/18	574
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,548
1,215	Series C, Rev., 5.000%, 03/01/22	1,359

		22,143

	General Obligation — 4.9%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,156
945	Series C, GO, 5.000%, 02/15/22	1,092
325	Series C, GO, 5.000%, 02/15/23	377
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,023
	City of Houston, Public Improvement,
2,000	Series A, GO, 5.000%, 03/01/25	2,456
4,000	Series A, GO, 5.000%, 03/01/30	4,851
	City of Lubbock,
2,335	GO, 5.000%, 02/15/24	2,938
3,150	GO, 5.000%, 02/15/25	3,943
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	864
680	GO, 5.000%, 08/01/23	832
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,429
4,735	GO, 5.000%, 08/01/26	5,708
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	856
1,500	GO, 5.000%, 08/01/24	1,822
2,735	GO, 5.000%, 08/01/27	3,283
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29 (w)	4,873
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	874
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,569
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,507
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,452
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,276

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.250%, 02/15/26	1,090
1,000	GO, AGM, 5.250%, 02/15/27	1,086
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,194
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,055
	Hays County,
1,000	GO, 5.000%, 02/15/23	1,176
1,785	GO, 5.000%, 02/15/24	2,088
2,410	GO, 5.000%, 02/15/25	2,804
1,500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	1,764
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,538
5,000	GO, 5.000%, 02/15/34	5,690
1,330	GO, AMBAC, 5.000%, 02/15/19	1,447
390	GO, AMBAC, 5.000%, 02/15/20	424
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,991
2,000	Socorro Independent School District, GO, PSF-GTD, 5.000%, 08/15/22	2,438
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,865
4,340	Series A, GO, 5.000%, 08/01/21	4,968
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,054
	Texas Transportation Commission,
5,000	Series A, GO, 5.000%, 10/01/23 (w)	6,349
5,000	Series A, GO, 5.000%, 10/01/24 (w)	6,409

		104,611

	Prerefunded — 0.8%
1,075	Bexar County, GO, 5.250%, 06/15/17 (p)	1,194
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,286
	Collin County, Tax Road,
185	GO, 5.000%, 02/15/15 (p)	185
1,220	County of Harris, Flood Control District, Series A, GO, 5.250%, 10/01/19 (p)	1,457
4,620	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	5,325
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	698

		17,145

	Transportation — 1.3%
	Dallas Area Rapid Transit, Senior Lien,
3,000	Rev., 5.250%, 12/01/48	3,385
7,660	Series A, Rev., 5.000%, 12/01/21	8,912
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,177
2,000	Series A, Rev., 5.000%, 11/01/21	2,164
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,891
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,519

		28,048

	Water & Sewer — 1.3%
	City of San Antonio, Water System Junior Lien,
1,600	Rev., 5.000%, 05/15/22	1,975
1,500	Rev., 5.000%, 05/15/23	1,875
1,250	Rev., 5.000%, 05/15/24	1,553
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	112
3,315	Rev., 5.000%, 12/15/23	3,938
	North Texas Municipal Water District,
2,695	Rev., 5.000%, 06/01/21	3,046
2,955	Rev., 5.000%, 06/01/23	3,340
3,405	Rev., 5.000%, 06/01/26	3,840
	Texas Water Development Board, State Revolving Fund,
3,200	Series A, Sub Series A-1, Class A, Rev., 5.000%, 07/15/17	3,552
3,820	Series A, Sub Series A-1, Class A, Rev., 5.000%, 07/15/20	4,520

		27,751

	Total Texas	201,255

	Utah — 0.6%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,166
1,050	Rev., 5.000%, 12/01/20	1,225
1,150	Rev., 5.000%, 12/01/22	1,334

		3,725

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Salt Lake County Municipal Building Authority, Series A, Rev., 5.000%, 12/01/17	1,122

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.4%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,629

	Total Utah	13,476

	Vermont — 0.3%
	Education — 0.3%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,701
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,613

	Total Vermont	7,314

	Virginia — 2.9%
	Education — 1.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Class B, Rev., 5.000%, 09/01/17	10,108
10,050	Series B, Class B, Rev., 5.000%, 09/01/19	11,850
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Class B, Rev., 5.250%, 08/01/17	3,706

		25,664

	General Obligation — 1.1%
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	243
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	20,670
1,640	Loudoun County, Public Improvement, Series B, GO, 5.000%, 12/01/25	2,109

		23,022

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,253

	Other Revenue — 0.0% (g)
965	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Class A, 5.000%, 11/01/23	1,132

	Prerefunded — 0.3%
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,372
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	29

		7,401

	Special Tax — 0.2%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,935	Rev., 5.000%, 04/01/17	2,117
1,655	Rev., 5.000%, 04/01/18	1,871

		3,988

	Total Virginia	62,460

	Washington — 2.0%
	General Obligation — 1.9%
1,100	County of Snohomish, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,327
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,625
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,559
2,000	Series D, GO, 5.000%, 02/01/24	2,476
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,219
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,593

		40,799

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,403

	Total Washington	42,202

	Total Municipal Bonds (Cost $1,929,997)	2,099,904

SHARES
Short-Term Investment — 8.0%
	Investment Company — 8.0%
171,036	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $171,036)	171,036

	Total Investments — 105.8% (Cost $2,101,033)	2,270,940
	Liabilities in Excess of Other Assets — (5.8)%	(124,082)

	NET ASSETS — 100.0%	$2,146,858

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/2015	$50,000	$(4,232)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/2015	50,000	(4,880)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/2016	5,000	(709)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/2016	3,000	(421)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/2016	25,000	(3,749)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/2016	25,000	(2,867)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/2019	25,000	(3,969)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	35,000	(2,942)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	18,000	(1,255)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	5,000	(1,170)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	50,000	(1,094)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	18,000	(391)
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/2016	25,000	(1,385)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	25,000	(893)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	12,000	(432)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	39,000	(1,395)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	13,000	(531)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/2020	25,000	(1,651)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	4,000	(925)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	4,000	(929)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	33,000	(724)
Citibank, N.A.	2.275% at termination	CPI-U at termination	07/02/2018	50,000	(2,557)
Citibank, N.A.	2.220% at termination	CPI-U at termination	07/06/2018	50,000	(2,295)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	9,000	(368)
Citibank, N.A.	2.420% at termination	CPI-U at termination	05/24/2020	25,000	(1,913)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/2020	50,000	(3,726)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/2020	50,000	(3,664)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/2020	50,000	(3,186)
Citibank, N.A.	2.480% at termination	CPI-U at termination	07/01/2022	50,000	(4,552)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	10,000	(720)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	22,000	(1,687)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	15,000	(1,127)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	27,000	(1,656)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	28,000	(1,614)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	14,000	(330)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/2017	50,000	(2,589)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	65,000	(2,903)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	40,000	(844)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	25,000	(541)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	50,000	(2,987)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	55,000	(2,087)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/2020	100,000	(7,335)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	17,000	(1,299)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	40,000	(2,928)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	27,000	(1,858)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	54,000	(720)
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/2044	5,000	(1,182)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	13,000	(2,080)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	20,000	(840)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	19,000	(780)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	12,000	(487)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	55,000	(1,969)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	46,000	(1,071)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/2018	20,000	(792)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/2019	20,000	(925)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	30,000	(2,363)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	34,000	(2,572)
Morgan Stanley Capital Services	2.443% at termination	CPI-U at termination	05/01/2024	36,000	(2,499)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	3,000	(670)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/2020	25,000	(1,894)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/2020	75,000	(5,617)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	7,000	(511)
Royal Bank of Scotland	0.036% at termination	CPI-U at termination	07/31/2029	49,000	(20,038)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	9,000	(2,209)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/2018	50,000	(2,225)

					$(142,754)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $140,500,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,231
Aggregate gross unrealized depreciation	(324)

Net unrealized appreciation/depreciation	$169,907

Federal income tax cost of investments	$2,101,033

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$171,036	$2,099,904	$—	$2,270,940

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(142,754)	$—	$(142,754)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOIs for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

A. Derivatives — The Fund uses instruments including swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.9% (t)
	Arizona — 0.5%
	General Obligation — 0.5%
85	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	90

	California — 2.5%
	Education — 1.0%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	68
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	90
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	32

		190

	General Obligation — 1.3%
200	State Center Community College District, GO, 5.000%, 08/01/25	241

	Prerefunded — 0.2%
30	El Monte Union High School District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	30

	Total California	461

	Colorado — 2.1%
	General Obligation — 2.1%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	380

	Connecticut — 3.3%
	General Obligation — 0.9%
50	State of Connecticut, Series E, GO, 5.000%, 12/15/16	54
100	Town of New Canaan, Series B, GO, 5.000%, 04/01/20	117

		171

	Utility — 2.4%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20 (w)	124
150	Series A, Rev., 6.000%, 08/15/21	190
100	Series A, Rev., 6.000%, 08/15/22	130

		444

	Total Connecticut	615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	District of Columbia — 0.9%
	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	20

	Transportation — 0.8%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	154

	Total District of Columbia	174

	Florida — 4.5%
	General Obligation — 3.3%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	602

	Transportation — 1.1%
185	Florida State Department of Transportation, Turnpike Authority, Series A, Rev., 4.000%, 07/01/18	205

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	26

	Total Florida	833

	Georgia — 2.1%
	Other Revenue — 1.7%
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	326

	Water & Sewer — 0.4%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	69

	Total Georgia	395

	Hawaii — 1.9%
	General Obligation — 1.9%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	343

	Idaho — 0.3%
	Water & Sewer — 0.3%
50	Idaho Bond Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	52

	Illinois — 2.4%
	General Obligation — 1.4%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	68
165	Cook County Forest Preserve District, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	197

		265

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 1.0%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	173

	Total Illinois	438

	Indiana — 1.6%
	Education — 0.7%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	124

	Transportation — 0.9%
150	Indiana State Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	164

	Total Indiana	288

	Kansas — 2.9%
	General Obligation — 2.9%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	544

	Louisiana — 1.3%
	Other Revenue — 1.3%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/26	232

	Maryland — 7.1%
	General Obligation — 6.5%
545	County of Baltimore, GO, 5.000%, 02/01/20	652
500	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	561

		1,213

	Prerefunded — 0.6%
100	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	110

	Total Maryland	1,323

	Massachusetts — 6.2%
	General Obligation — 2.0%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	374

	Other Revenue — 2.5%
350	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 1.7%
250	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/23	321

	Total Massachusetts	1,157

	Missouri — 3.4%
	General Obligation — 3.4%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	197
350	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	423

	Total Missouri	620

	New Jersey — 0.9%
	Transportation — 0.9%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	94
60	Series A, Rev., 5.500%, 12/15/21	72

	Total New Jersey	166

	New Mexico — 6.9%
	General Obligation — 2.2%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, GO, 5.000%, 06/01/22	418

	Other Revenue — 1.8%
250	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	300
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	33

		333

	Transportation — 2.9%
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	294
200	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/20	242

		536

	Total New Mexico	1,287

	New York — 16.6%
	General Obligation — 4.8%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	51

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
280	City of New York, Sub Series E-1, GO, 6.250%, 10/15/28	334
100	Counties of Monroe & Wayne, Webster Central School District, GO, 5.000%, 06/15/21	122
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	23
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	111
225	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	249

		890

	Other Revenue — 10.3%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	126
400	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	476
260	New York State Dormitory Authority, Personal Income Tax, Series C, Rev., 5.000%, 03/15/19	294
100	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Finance Authority Projects, Series K, Rev., 5.500%, 06/15/17 (m)	112
750	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 01/01/26	905

		1,913

	Prerefunded — 0.9%
150	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	166

	Transportation — 0.6%
100	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series D, Rev., 5.000%, 11/15/18	115

	Total New York	3,084

	Ohio — 3.7%
	General Obligation — 2.9%
100	Cincinnati City School District, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation — continued
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	307
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	116

		542

	Other Revenue — 0.8%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	146

	Total Ohio	688

	Oregon — 2.6%
	General Obligation — 1.5%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	283

	Prerefunded — 1.1%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/19 (p)	204

	Total Oregon	487

	Pennsylvania — 4.4%
	General Obligation — 0.1%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	18

	Prerefunded — 4.3%
485	Central Bucks School District, Series A, GO, 5.000%, 05/15/21 (p)	596
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/16 (p)	203

		799

	Total Pennsylvania	817

	South Carolina — 2.0%
	General Obligation — 2.0%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	364

	Tennessee — 1.8%
	Prerefunded — 0.3%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	56

	Utility — 1.5%
250	City of Memphis, Electric System, Rev., 5.000%, 12/01/17	281

	Total Tennessee	337

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 8.6%
	General Obligation — 3.6%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	83
500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	588

		671

	Prerefunded — 0.6%
100	Harris County, Permanent Improvement, Series C, GO, 5.750%, 10/01/18 (p)	118

	Transportation — 1.3%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	247

	Utility — 2.3%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/24	429

	Water & Sewer — 0.8%
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	76
25	City of San Antonio, Water System, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	25
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	37

		138

	Total Texas	1,603

	Virginia — 1.5%
	Education — 0.3%
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	62

	General Obligation — 1.2%
175	Henrico County, Public Improvement, GO, 5.000%, 07/15/20	212

	Total Virginia	274

	Washington — 3.2%
	General Obligation — 1.9%
25	Snohomish County, Everett School District No. 2, GO, NATL-RE, FGIC, 5.000%, 12/01/16	27
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	330

		357

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 1.0%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	182

	Transportation — 0.2%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	25

	Utility — 0.1%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	22

	Total Washington	586

	Wisconsin — 3.7%
	Prerefunded — 1.8%
300	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/18 (p)	342

	Transportation — 1.9%
290	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/20	349

	Total Wisconsin	691

	Total Municipal Bonds (Cost $16,768)	18,329

SHARES
Short-Term Investment — 8.5%
	Investment Company — 8.5%
524	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $1,584)	1,584

	Total Investments — 107.4% (Cost $18,352)	19,913
	Liabilities in Excess of Other Assets — (7.4)%	(1,369)

	NET ASSETS — 100.0%	$18,544

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/2015	$500	$(49)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/2015	1,500	(122)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/2021	8,000	(868)
BNP Paribas	2.165% at termination	CPI-U at termination	11/04/2018	500	(20)
BNP Paribas	2.510% at termination	CPI-U at termination	11/04/2023	1,000	(81)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/2017	3,000	(101)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	1,000	(79)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/2025	1,000	(126)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	1,000	(51)

					$(1,497)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $1,060,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,561
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$1,561

Federal income tax cost of investments	$18,352

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,584	$18,329	$—	$19,913

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(1,497)	$—	$(1,497)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2015.

A. Derivatives — The Fund uses instruments including swaps in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 54.9%
	Brazil — 1.0%
24,197	AMBEV S.A.	158,984
6,313	Lojas Renner S.A.	165,868

		324,852

	China — 7.9%
5,680	51job, Inc., ADR (a)	199,993
61,000	Anhui Conch Cement Co., Ltd., Class H	204,202
146,160	China Merchants Bank Co., Ltd., Class H	326,229
460,000	Geely Automobile Holdings Ltd.	188,457
80,000	Great Wall Motor Co., Ltd., Class H	456,631
102,000	MGM China Holdings Ltd.	247,069
31,000	Ping An Insurance Group Co. of China Ltd., Class H	328,567
16,500	Tencent Holdings Ltd.	278,298
78,400	Wynn Macau Ltd.	217,101

		2,446,547

	Hong Kong — 2.7%
164,000	Belle International Holdings Ltd.	185,637
78,000	China Overseas Land & Investment Ltd.	224,912
68,000	China Resources Power Holdings Co., Ltd.	190,398
49,600	Sands China Ltd.	241,470

		842,417

	India — 6.4%
4,500	HDFC Bank Ltd., ADR	256,410
16,820	Infosys Ltd., ADR	573,225
10,620	Larsen & Toubro Ltd., Reg. S, GDR	291,384
16,240	Mahindra & Mahindra Ltd., GDR	332,920
10,590	Tata Motors Ltd., ADR	522,299

		1,976,238

	Indonesia — 1.6%
196,200	Bank Rakyat Indonesia Persero Tbk PT	179,519
1,397,500	Telekomunikasi Indonesia Persero Tbk PT	310,242

		489,761

	Mexico — 3.8%
242,100	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	322,542
4,010	Fomento Economico Mexicano S.A.B. de C.V., ADR (a)	335,076
2,000	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	261,820
91,610	Mexichem S.A.B. de C.V. (a)	253,998

		1,173,436

	Panama — 1.0%
3,010	Copa Holdings S.A., Class A	323,605

SHARES	SECURITY DESCRIPTION	VALUE
	Peru — 0.6%
1,401	Credicorp Ltd.	201,912

	Poland — 0.5%
14,421	Eurocash S.A.	143,115

	Qatar — 0.6%
3,700	Qatar National Bank S.A.Q.	200,907

	Russia — 1.1%
8,287	Lukoil OAO, ADR	325,840

	South Africa — 3.2%
12,670	Bidvest Group Ltd. (The)	349,674
51,910	Life Healthcare Group Holdings Ltd.	193,180
19,570	Mr Price Group Ltd.	443,260

		986,114

	South Korea — 6.8%
4,020	Hankook Tire Co., Ltd. (a)	193,306
8,108	Kia Motors Corp.	338,850
1,201	LG Chem Ltd.	215,989
5,540	LG Electronics, Inc.	306,920
28	Samsung Electronics Co., Ltd., Reg. S, GDR	17,238
1,490	Samsung Fire & Marine Insurance Co., Ltd.	401,930
5,040	SK Hynix, Inc.	217,706
14,076	SK Telecom Co., Ltd., ADR	404,685

		2,096,624

	Taiwan — 10.0%
38,000	Asustek Computer, Inc.	397,161
51,000	Delta Electronics, Inc.	311,503
265,000	Fubon Financial Holding Co., Ltd.	419,916
150,240	Hon Hai Precision Industry Co., Ltd.	412,258
22,000	MediaTek, Inc.	334,515
87,000	Quanta Computer, Inc.	212,018
279,000	Siliconware Precision Industries Co., Ltd.	470,459
126,000	Taiwan Semiconductor Manufacturing Co., Ltd.	554,101

		3,111,931

	Thailand — 2.6%
59,200	Kasikornbank PCL, NVDR	400,526
15,100	Siam Cement PCL (The), NVDR	228,521
57,600	Total Access Communication PCL, NVDR	165,251

		794,298

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Turkey — 4.2%
41,607	Arcelik A.S.	264,426
15,310	Ford Otomotiv Sanayi A.S.	212,329
40,814	KOC Holding A.S.	211,631
19,306	Tofas Turk Otomobil Fabrikasi A.S.	128,517
9,700	Tupras Turkiye Petrol Rafinerileri A.S.	210,236
41,860	Turkiye Halk Bankasi A.S.	268,788

		1,295,927

	United States — 0.9%
5,690	EPAM Systems, Inc. (a)	278,412

	Total Common Stocks (Cost $15,619,714)	17,011,936

PRINCIPAL AMOUNT
Corporate Bonds — 2.0%
	Colombia — 0.1%
30,000	Ecopetrol S.A., 5.875%, 05/28/45	28,800

	Indonesia — 0.7%
200,000	Pertamina Persero PT, Reg. S, 5.250%, 05/23/21	211,000

	Mexico — 1.1%
	Petroleos Mexicanos,
50,000	4.875%, 01/24/22	52,066
20,000	4.875%, 01/18/24	20,752
35,000	5.625%, 01/23/46 (e)	35,857
110,000	6.375%, 01/23/45	121,539
20,000	6.500%, 06/02/41	22,382
52,000	6.625%, 06/15/35	59,660
MXN 400,000	7.650%, 11/24/21 (e)	28,927
10,000	VAR, 2.277%, 07/18/18	10,086

		351,269

	Venezuela — 0.1%
105,000	Petroleos de Venezuela S.A., Reg. S, 5.375%, 04/12/27	32,225

	Total Corporate Bonds (Cost $627,043)	623,294

PRINCIPAL AMOUNT
Foreign Government Securities — 39.1%
	Argentina — 1.5%
	Provincia de Buenos Aires,
100,000	Reg. S, 10.875%, 01/26/21	95,500
100,000	Reg. S, 11.750%, 10/05/15	98,955

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Argentina — continued
100,000	Provincia de Cordoba, Reg. S, 12.375%, 08/17/17	94,000
	Republic of Argentina,
12,980	7.000%, 10/03/15	13,078
80,000	7.000%, 04/17/17	77,080
99,477	8.280%, 12/31/33	83,710

		462,323

	Belarus — 0.6%
	Republic of Belarus,
100,000	Reg. S, 8.750%, 08/03/15	92,000
100,000	Reg. S, 8.950%, 01/26/18	80,000

		172,000

	Belize — 0.1%
	Republic of Belize,
29,500	Reg. S, SUB, 5.000%, 02/20/38	21,575
11,300	SUB, 5.000%, 02/20/38 (e)	8,265

		29,840

	Brazil — 1.8%
BRL 18,000	Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/50	17,451
BRL 55,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	19,015
	Federative Republic of Brazil,
200,000	2.625%, 01/05/23	179,200
209,000	7.125%, 01/20/37	259,160
53,000	8.250%, 01/20/34	71,815

		546,641

	Colombia — 1.5%
	Republic of Colombia,
100,000	7.375%, 09/18/37	135,500
100,000	8.125%, 05/21/24	133,000
79,000	10.375%, 01/28/33	125,807
50,000	11.750%, 02/25/20 (m)	69,750

		464,057

	Costa Rica — 0.5%
128,000	Republic of Costa Rica, Reg. S, 9.995%, 08/01/20 (m)	162,240

	Croatia — 0.7%
200,000	Republic of Croatia, Reg. S, 6.750%, 11/05/19	220,250

	Dominican Republic — 1.6%
	Government of Dominican Republic,
100,000	6.850%, 01/27/45 (e)	101,000
100,000	7.450%, 04/30/44 (e)	110,000

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Dominican Republic — continued
100,000	Reg. S, 5.875%, 04/18/24	105,500
100,000	Reg. S, 7.500%, 05/06/21	112,250
54,457	Reg. S, 9.040%, 01/23/18	59,222

		487,972

	Ecuador — 0.6%
200,000	Republic of Ecuador, 7.950%, 06/20/24 (e)	176,500

	Egypt — 0.3%
100,000	Arab Republic of Egypt, Reg. S, 6.875%, 04/30/40	102,375

	El Salvador — 0.6%
	Republic of El Salvador,
28,000	Reg. S, 5.875%, 01/30/25	27,804
10,000	Reg. S, 6.375%, 01/18/27	10,237
85,000	Reg. S, 7.650%, 06/15/35	92,119
40,000	Reg. S, 7.750%, 01/24/23	45,450
10,000	Reg. S, 8.250%, 04/10/32	11,587

		187,197

	Ethiopia — 0.6%
200,000	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24 (e)	194,500

	Honduras — 0.7%
200,000	Republic of Honduras, Reg. S, 8.750%, 12/16/20	222,018

	Hungary — 2.6%
	Republic of Hungary,
168,000	5.375%, 02/21/23	188,790
230,000	5.375%, 03/25/24	261,839
HUF 6,200,000	5.500%, 06/24/25	27,962
82,000	5.750%, 11/22/23	94,505
102,000	6.250%, 01/29/20	117,121
22,000	6.375%, 03/29/21	25,850
70,000	7.625%, 03/29/41	103,592

		819,659

	Iceland — 0.4%
100,000	Republic of Iceland, Reg. S, 5.875%, 05/11/22	113,855

	Indonesia — 2.3%
	Republic of Indonesia,
200,000	5.125%, 01/15/45 (e)	212,000
100,000	Reg. S, 5.875%, 03/13/20	112,375
200,000	Reg. S, 5.875%, 01/15/24	231,500

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Indonesia — continued
100,000	Reg. S, 8.500%, 10/12/35	146,000

		701,875

	Ivory Coast — 0.6%
200,000	Republic of Ivory Coast, 5.375%, 07/23/24 (e)	187,000

	Jamaica — 0.9%
	Government of Jamaica,
200,000	8.000%, 06/24/19	219,133
47,000	10.625%, 06/20/17	53,345

		272,478

	Kazakhstan — 0.6%
200,000	Republic of Kazakhstan, 3.875%, 10/14/24 (e)	180,750

	Kenya — 0.7%
200,000	Republic of Kenya, 6.875%, 06/24/24 (e)	208,000

	Lebanon — 1.7%
	Republic of Lebanon,
30,000	6.375%, 03/09/20	31,050
20,000	9.000%, 03/20/17	21,750
100,000	Reg. S, 6.600%, 11/27/26	102,250
30,000	Reg. S, 6.600%, 11/27/26	30,825
300,000	Reg. S, 8.250%, 04/12/21	335,550

		521,425

	Lithuania — 1.0%
	Republic of Lithuania,
100,000	Reg. S, 6.125%, 03/09/21	119,286
150,000	Reg. S, 7.375%, 02/11/20	183,847

		303,133

	Mexico — 0.8%
	United Mexican States,
20,000	3.625%, 03/15/22	20,702
70,000	5.750%, 10/12/10	78,830
MXN 1,640,000	7.750%, 11/13/42	137,037

		236,569

	Morocco — 0.7%
200,000	Kingdom of Morocco, Reg. S, 5.500%, 12/11/42	224,250

	Pakistan — 0.3%
100,000	Republic of Pakistan, Reg. S, 6.875%, 06/01/17	102,250

	Panama — 1.5%
	Republic of Panama,
200,000	4.000%, 09/22/24	210,500

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Panama — continued
111,000	6.700%, 01/26/36	149,850
28,000	8.875%, 09/30/27 (m)	41,580
50,000	9.375%, 04/01/29 (m)	77,750

		479,680

	Peru — 0.9%
	Republic of Peru,
20,000	5.625%, 11/18/50	24,650
110,000	6.550%, 03/14/37	146,767
65,000	8.750%, 11/21/33	103,350

		274,767

	Philippines — 1.9%
	Republic of Philippines,
200,000	7.750%, 01/14/31	303,250
180,000	10.625%, 03/16/25 (m)	294,300

		597,550

	Poland — 0.4%
	Republic of Poland,
42,000	3.000%, 03/17/23	42,761
71,000	4.000%, 01/22/24	77,265
12,000	5.000%, 03/23/22	13,767

		133,793

	Romania — 0.6%
	Republic of Romania,
50,000	4.375%, 08/22/23 (e)	54,487
28,000	Reg. S, 4.875%, 01/22/24	31,570
66,000	Reg. S, 6.125%, 01/22/44	88,028
14,000	Reg. S, 6.750%, 02/07/22	17,184

		191,269

	Russia — 1.2%
	Russian Federation,
200,000	Reg. S, 4.875%, 09/16/23	168,250
20,000	Reg. S, 12.750%, 06/24/28 (m)	27,000
47,488	Reg. S, SUB, 7.500%, 03/31/30 (m)	47,820
124,951	Reg. S, SUB, 7.500%, 03/31/30 (m)	125,826

		368,896

	Serbia — 1.2%
	Republic of Serbia,
200,000	Reg. S, 7.250%, 09/28/21	228,750
133,884	Reg. S, SUB, 6.750%, 11/01/24	136,395

		365,145

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Slovenia — 0.7%
200,000	Republic of Slovenia, Reg. S, 5.500%, 10/26/22	229,740

	South Africa — 1.5%
	Republic of South Africa,
100,000	4.665%, 01/17/24	106,750
200,000	5.875%, 09/16/25	232,250
ZAR 1,100,000	10.500%, 12/21/26 (m)	119,632

		458,632

	Sri Lanka — 1.2%
	Republic of Sri Lanka,
340,000	Reg. S, 6.250%, 10/04/20	359,125

	Turkey — 2.2%
	Republic of Turkey,
200,000	4.875%, 04/16/43	209,250
150,000	6.875%, 03/17/36	194,062
193,000	7.375%, 02/05/25	245,834
TRY 100,000	8.500%, 07/10/19	43,108

		692,254

	Ukraine — 0.7%
	Republic of Ukraine,
200,000	Reg. S, 6.250%, 06/17/16	108,000
200,000	Reg. S, 7.750%, 09/23/20	103,500

		211,500

	Uruguay — 0.6%
	Republic of Uruguay,
50,000	5.100%, 06/18/50	54,500
81,950	7.625%, 03/21/36	117,598
19,682	7.875% (cash), 01/15/33 (v)	28,342

		200,440

	Venezuela — 0.1%
70,000	Republic of Venezuela, Reg. S, 9.250%, 05/07/28	23,450

	Vietnam — 0.7%
200,000	Republic of Vietnam, 4.800%, 11/19/24 (e)	209,000

	Total Foreign Government Securities (Cost $11,927,448)	12,094,398

SHARES
Preferred Stocks — 2.1%
	Brazil — 0.3%
93,580	Marcopolo S.A.	93,467

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	South Korea — 1.8%
563	Samsung Electronics Co., Ltd.	547,993

	Total Preferred Stocks (Cost $603,343)	641,460

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
35,000	U.S. Treasury Note, 0.250%, 03/31/15 (k) (Cost $35,011)	35,011

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
698,661	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $698,661)	698,661

	Total Investments — 100.5% (Cost $29,511,220)	31,104,760
	Liabilities in Excess of Other Assets — (0.5)%	(146,389)

	NET ASSETS — 100.0%	$30,958,371

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	38.9%
Automobiles	7.0
Banks	5.9
Semiconductors & Semiconductor Equipment	5.1
Technology Hardware, Storage & Peripherals	3.8
Oil, Gas & Consumable Fuels	3.7
IT Services	2.7
Insurance	2.3
Electronic Equipment, Instruments & Components	2.3
Hotels, Restaurants & Leisure	2.3
Household Durables	1.8
Wireless Telecommunication Services	1.8
Industrial Conglomerates	1.8
Beverages	1.6
Chemicals	1.5
Specialty Retail	1.4
Construction Materials	1.4
Diversified Financial Services	1.4
Airlines	1.0
Real Estate Investment Trusts (REITs)	1.0
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	8.1
Short-Term Investments	2.2

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	03/20/15	(1,047,000)	(14,640)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
66,842	AUD	TD Bank Financial Group	03/18/15	54,942	51,892	(3,050)
67,217	AUD	Westpac Banking Corp.	03/18/15	55,023	52,184	(2,839)
349,382	BRL	HSBC Bank, N.A. †	03/18/15	131,992	128,656	(3,336)
162,140,566	COP	HSBC Bank, N.A. †	03/18/15	68,356	66,172	(2,184)
59,438	EUR	Westpac Banking Corp.	03/18/15	67,586	67,190	(396)
87,034	GBP	Credit Suisse International	03/18/15	132,213	131,053	(1,160)
13,596,316	HUF	Barclays Bank plc	03/18/15	53,079	49,374	(3,705)
201,442	ILS	HSBC Bank, N.A.	03/18/15	51,584	51,241	(343)
6,655,878	JPY	Westpac Banking Corp.	03/18/15	57,009	56,707	(302)
1,455,762	MXN	Barclays Bank plc	03/31/15	99,108	96,767	(2,341)
809,555	MXN	Deutsche Bank AG	03/18/15	56,011	53,859	(2,152)
1,935,676	MXN	HSBC Bank, N.A.	03/18/15	132,341	128,778	(3,563)
364,440	MXN	Standard Chartered Bank	03/31/15	24,668	24,225	(443)
1,954,706	MXN	TD Bank Financial Group	03/18/15	132,994	130,044	(2,950)
677,851	PLN	Barclays Bank plc	03/18/15	187,843	182,718	(5,125)
99,671	RON	Goldman Sachs International	03/31/15	25,350	25,371	21
175,323	SGD	Deutsche Bank AG	03/18/15	132,364	129,492	(2,872)
538,713	TRY	Credit Suisse International	03/18/15	232,183	218,262	(13,921)
126,555	TRY	HSBC Bank, N.A.	03/18/15	53,571	51,275	(2,296)
125,328	TRY	TD Bank Financial Group	03/18/15	53,570	50,777	(2,793)
94,339	TRY	Union Bank of Switzerland AG	03/18/15	40,783	38,222	(2,561)
59,325	ZAR	Citibank, N.A.	03/31/15	5,061	5,048	(13)
				1,847,631	1,789,307	(58,324)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
66,678	AUD	HSBC Bank, N.A.	03/18/15	54,876	51,765	3,111
231,377	AUD	TD Bank Financial Group	03/18/15	187,973	179,628	8,345
145,673	BRL	Deutsche Bank AG †	03/18/15	52,561	53,642	(1,081)
143,077	BRL	HSBC Bank, N.A. †	03/18/15	53,351	52,686	665
199,918	BRL	Union Bank of Switzerland AG †	03/18/15	71,766	73,402	(1,636)
85,968,704	CLP	Deutsche Bank AG †	03/18/15	135,405	135,099	306
162,140,566	COP	Deutsche Bank AG †	03/18/15	68,007	66,172	1,835
173,498	EUR	Westpac Banking Corp.	03/18/15	200,031	196,126	3,905
15,631	GBP	Barclays Bank plc	03/18/15	23,696	23,537	159
36,090	GBP	HSBC Bank, N.A.	03/18/15	56,416	54,343	2,073
35,313	GBP	TD Bank Financial Group	03/18/15	53,179	53,174	5
13,596,316	HUF	Barclays Bank plc	03/18/15	48,858	49,374	(516)
6,919,214	HUF	Credit Suisse International	03/31/15	27,474	25,117	2,357
468,259	ILS	HSBC Bank, N.A.	03/18/15	117,928	119,111	(1,183)
6,655,878	JPY	HSBC Bank, N.A.	03/18/15	55,565	56,707	(1,142)
809,555	MXN	HSBC Bank, N.A.	03/18/15	54,081	53,858	223
3,844,175	MXN	Barclays Bank plc	03/31/15	257,824	255,530	2,294
194,126	MXN	Goldman Sachs International	03/31/15	13,045	12,904	141
346,847	MXN	Union Bank of Switzerland AG	03/31/15	23,880	23,055	825

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
381,385	PLN	Barclays Bank plc	03/18/15	107,023	102,805	4,218
248,975	PLN	Credit Suisse International	03/18/15	66,153	67,112	(959)
384,100	PLN	Deutsche Bank AG	03/18/15	113,748	103,536	10,212
133,698	PLN	Union Bank of Switzerland AG	03/18/15	36,837	36,039	798
99,671	RON	Barclays Bank plc	03/31/15	27,354	25,371	1,983
90,330	SGD	BNP Paribas	03/18/15	67,141	66,717	424
148,957	SGD	Deutsche Bank AG	03/18/15	112,948	110,018	2,930
91,583	SGD	HSBC Bank, N.A.	03/18/15	67,731	67,643	88
26,366	SGD	Union Bank of Switzerland AG	03/18/15	19,734	19,474	260
307,032	TRY	Credit Suisse International	03/18/15	132,341	124,395	7,946
286,857	TRY	HSBC Bank, N.A.	03/18/15	120,757	116,222	4,535
106,441	TRY	Barclays Bank plc	03/31/15	43,557	43,009	548
2,940,620	ZAR	Barclays Bank plc	03/18/15	252,117	250,519	1,598
				2,723,357	2,668,090	55,267

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NVDR	—	Non Voting Depositary Receipt
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2015.
TRY	—	New Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2015.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of January 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay interest in kind (“PIK”) or pay in cash. When applicable, separate rates of such payments are disclosed.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $13,100,194 and 42.1%, respectively.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,982,294
Aggregate gross unrealized depreciation	(1,388,754)
Net unrealized appreciation/depreciation	1,593,540

Federal income tax cost of investments	29,511,220

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Brazil	$324,852	$—	$—	$324,852
China	199,993	2,246,554	—	2,446,547
Hong Kong	—	842,417	—	842,417
India	1,684,854	291,384	—	1,976,238
Indonesia	—	489,761	—	489,761
Mexico	1,173,436	—	—	1,173,436
Panama	323,605	—	—	323,605
Peru	201,912	—	—	201,912
Poland	—	143,115	—	143,115
Qatar	200,907	—	—	200,907
Russia	—	325,840	—	325,840
South Africa	—	986,114	—	986,114
South Korea	806,615	1,290,009	—	2,096,624
Taiwan	—	3,111,931	—	3,111,931
Thailand	—	794,298	—	794,298
Turkey	—	1,295,927	—	1,295,927
United States	278,412	—	—	278,412

Total Common Stocks	5,194,586	11,817,350	—	17,011,936

Preferred Stocks
Brazil	93,467	—	—	93,467
South Korea	—	547,993	—	547,993

Total Preferred Stocks	93,467	547,993	—	641,460

Debt Securities
Corporate Bonds
Colombia	—	28,800	—	28,800
Indonesia	—	211,000	—	211,000
Mexico	—	351,269	—	351,269
Venezuela	—	32,225	—	32,225

Total Corporate Bonds	—	623,294	—	623,294

Foreign Government Securities	—	12,094,398	—	12,094,398
U.S. Treasury Obligation	—	35,011	—	35,011
Short-Term Investment
Investment Company	698,661	—	—	698,661

Total Investments in Securities	$5,986,714	$25,118,046	$—	$31,104,760

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$61,805	$—	$61,805

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(64,862)	$—	$(64,862)
Futures Contracts	(14,640)	—	—	(14,640)

Total Depreciation in Other Financial Instruments	$(14,640)	$(64,862)	$—	$(79,502)

There were no transfers among any levels during the period ended January 31, 2015.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) and (2) below describe the derivatives used by the Fund.

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 27, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 27, 2015